UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2013

Date of reporting period:	3/31/2013

Item 1. Schedule of Investments

Conservative Balanced Portfolio

Schedule of Investments

as of March 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS—94.7%
COMMON STOCKS — 55.7%
Aerospace & Defense — 1.3%
44,091	BAE Systems PLC (United Kingdom)	$ 264,159
60,600	Boeing Co. (The)	5,202,510
7,737	European Aeronautic Defense and Space Co. NV (Netherlands)	393,733
31,700	General Dynamics Corp.	2,235,167
70,512	Honeywell International, Inc.	5,313,079
9,000	L-3 Communications Holdings, Inc.	728,280
24,000	Lockheed Martin Corp.	2,316,480
22,962	Northrop Grumman Corp.	1,610,784
12,900	Precision Castparts Corp.	2,446,098
28,700	Raytheon .	1,687,273
14,000	Rockwell Collins, Inc.(a)	883,680
6,000	Singapore Technologies Engineering Ltd. (Singapore)	20,903
23,100	Textron, Inc.	688,611
8,280	Thales SA (France)	350,201
75,200	United Technologies Corp.	7,025,936

		31,166,894

Air Freight & Logistics — 0.4%
14,600	C.H. Robinson Worldwide, Inc.	868,116
3,167	Deutsche Post AG (Germany)	72,972
18,600	Expeditors International of Washington, Inc.	664,206
27,500	FedEx Corp.	2,700,500
3,601	Toll Holdings Ltd. (Australia)	22,314
66,400	United Parcel Service, Inc. (Class B Stock)	5,703,760

		10,031,868

Airlines — 0.1%
6,000	ANA Holdings, Inc. (Japan)	12,382
1,160	Deutsche Lufthansa AG (Germany)	22,654
300	Japan Airlines Co. Ltd. (Japan)	13,975
8,300	Ryanair Holdings PLC (Ireland), ADR	346,774
67,800	Southwest Airlines Co.	913,944

		1,309,729

Auto Components — 0.2%
1,000	Aisin Seiki Co. Ltd. (Japan)	36,861
10,200	BorgWarner, Inc.*(a)	788,868
3,300	Bridgestone Corp. (Japan)	111,038
1,805	CIE Generale des Etablissements Michelin (France)(Class B Stock)	150,972
24,800	Delphi Automotive PLC	1,101,120
2,600	Denso Corp. (Japan)	110,470
28,000	Goodyear Tire & Rubber Co. (The)*	353,080
62,000	Johnson Controls, Inc.	2,174,340
1,000	Koito Manufacturing Co. Ltd. (Japan)	17,267
900	Sumitomo Rubber Industries Ltd. (Japan)	15,110
3,400	Toyoda Gosei Co. Ltd. (Japan)	81,832
21,300	Toyota Boshoku Corp. (Japan)	301,577

		5,242,535

Automobiles — 0.3%
4,156	Bayerische Motoren Werke AG (Germany)	358,586
1,000	Daihatsu Motor Co. Ltd. (Japan)	20,809
59,121	Fiat SpA (Italy)*	314,506
346,285	Ford Motor Co.	4,553,648
26,000	Fuji Heavy Industries Ltd. (Japan)	412,410
19,800	Harley-Davidson, Inc.	1,055,340
600	Honda Motor Co. Ltd. (Japan)	23,106
6,000	Isuzu Motors Ltd. (Japan)	36,363
14,000	Mazda Motor Corp. (Japan)*	41,180
2,200	Nissan Motor Co. Ltd. (Japan)	21,341
1,128	Peugeot SA (France)*	8,170
13,900	Suzuki Motor Corp. (Japan)	311,517
14,100	Toyota Motor Corp. (Japan)	727,078
152	Volkswagen AG (Germany)	28,593

		7,912,647

Beverages — 1.4%
830	Anheuser-Busch InBev NV (Belgium)	82,189

2,000	Asahi Breweries Ltd. (Japan)	47,825
14,000	Beam, Inc.	889,560
13,650	Brown-Forman Corp. (Class B Stock)	974,610
349,500	Coca-Cola Co. (The)	14,133,780
28,400	Coca-Cola Enterprises, Inc.	1,048,528
13,000	Constellation Brands, Inc. (Class A Stock)*	619,320
11,409	Diageo PLC (United Kingdom)	359,711
19,900	Dr Pepper Snapple Group, Inc.	934,305
5,808	Heineken Holding NV (Netherlands)	372,176
1,193	Heineken NV (Netherlands)	89,920
13,300	Molson Coors Brewing Co. (Class B Stock)	650,769
13,200	Monster Beverage Corp.*	630,168
139,107	PepsiCo, Inc.	11,004,755
11,020	SABMiller PLC (United Kingdom)	580,027

		32,417,643

Biotechnology — 1.0%
560	Actelion Ltd. (Switzerland)	30,410
16,800	Alexion Pharmaceuticals, Inc.*	1,547,952
68,587	Amgen, Inc.	7,030,853
21,390	Biogen Idec, Inc.*	4,126,345
39,900	Celgene Corp.*	4,624,809
4,312	CSL Ltd. (Australia)	266,531
135,600	Gilead Sciences, Inc.*	6,634,908

		24,261,808

Building Products
188	Geberit AG (Switzerland)	46,282
33,500	Masco Corp.	678,375
1,000	TOTO Ltd. (Japan)	8,984

		733,641

Capital Markets — 1.2%
5,049	3i Group PLC (United Kingdom)	24,243
52,750	Aberdeen Asset Management PLC (United Kingdom)	344,010
19,320	Ameriprise Financial, Inc.	1,422,918
108,158	Bank of New York Mellon Corp. (The)	3,027,342
11,400	BlackRock, Inc.	2,928,432
95,250	Charles Schwab Corp. (The)	1,684,973
25,520	E*Trade Financial Corp.*	273,319
12,500	Franklin Resources, Inc.	1,885,125
40,900	Goldman Sachs Group, Inc. (The)	6,018,435
21,248	Hargreaves Lansdown PLC (United Kingdom)	280,237
39,400	Invesco Ltd.	1,141,024
10,200	Legg Mason, Inc.(a)	327,930
131,480	Morgan Stanley	2,889,930
21,900	Northern Trust Corp.	1,194,864
43,200	State Street Corp.	2,552,688
23,100	T. Rowe Price Group, Inc.	1,729,497

		27,724,967

Chemicals — 1.4%
19,000	Air Products & Chemicals, Inc.	1,655,280
1,000	Air Water, Inc. (Japan)	13,946
6,700	Airgas, Inc.	664,372
7,000	Asahi Kasei Corp. (Japan)	47,308
7,899	BASF SE (Germany)	691,765
5,700	CF Industries Holdings, Inc.	1,085,109
2,000	Daicel Corp. (Japan)	15,654
2,000	Denki Kagaku Kogyo KK (Japan)	7,231
108,131	Dow Chemical Co. (The)	3,442,891
84,420	E.I. du Pont de Nemours & Co	4,150,087
13,500	Eastman Chemical Co.	943,245
23,600	Ecolab, Inc.	1,892,248
75	EMS-Chemie Holding AG (Switzerland)	22,556
11,500	FMC Corp.	655,845
11	Givaudan SA (Switzerland)	13,511
8,200	International Flavors & Fragrances, Inc.	628,694
800	JSR Corp. (Japan)	16,398
1,000	Kaneka Corp. (Japan)	5,784
1,000	Kansai Paint Co. Ltd. (Japan)	11,106
4,676	Koninklijke DSM NV (Netherlands)	272,185
1,700	Kuraray Co. Ltd. (Japan)	23,972
33,700	LyondellBasell Industries NV (Class A Stock)	2,132,873
2,000	Mitsubishi Gas Chemical Co., Inc. (Japan)	13,246
48,094	Monsanto Co.	5,080,169
26,100	Mosaic Co. (The)	1,555,821
800	Nitto Denko Corp. (Japan)	48,170
13,600	PPG Industries, Inc.	1,821,584
26,100	Praxair, Inc.	2,911,194
7,600	Sherwin-Williams Co. (The)	1,283,564

8,000	Showa Denko KK (Japan)	12,054
10,700	Sigma-Aldrich Corp.(a)	831,176
4	Sika AG (Switzerland)	9,717
1,022	Syngenta AG (Switzerland)	426,327
7,109	Yara International ASA (Norway)	322,055

		32,707,137

Commercial Banks — 1.8%
114,000	Aozora Bank Ltd. (Japan)	322,416
3,241	Australia & New Zealand Banking Group Ltd. (Australia)	96,660
53,586	Banco Santander SA (Spain)	360,070
71,422	Bank Hapoalim BM (Israel)*	323,588
16,600	Bank of East Asia Ltd. (Hong Kong)	65,674
6,000	Bank of Yokohama Ltd. (The) (Japan)	34,811
548	Banque Cantonale Vaudoise (Switzerland)	305,952
62,800	BB&T Corp.	1,971,292
4,000	Chiba Bank Ltd. (The) (Japan)	28,834
17,400	Comerica, Inc.	625,530
12,541	Commonwealth Bank of Australia (Australia).	890,780
5,023	DNB ASA (Norway)	73,658
81,621	Fifth Third Bancorp	1,331,239
25,887	First Horizon National Corp.	276,473
4,000	Fukuoka Financial Group, Inc. (Japan)	20,056
68,098	HSBC Holdings PLC (United Kingdom)	726,891
78,236	Huntington Bancshares, Inc.	578,164
1,000	Iyo Bank Ltd. (The) (Japan)	9,281
89,100	KeyCorp.	887,436
11,400	M&T Bank Corp.(a)	1,176,024
65,600	Mitsubishi UFJ Financial Group, Inc. (Japan)	395,780
200,100	Mizuho Financial Group, Inc. (Japan)	429,375
934	National Australia Bank Ltd. (Australia)	30,136
14,475	Nordea Bank AB (Sweden)	163,930
13,000	Oversea-Chinese Banking Corp. Ltd. (Singapore)	111,990
46,733	PNC Financial Services Group, Inc.	3,107,745
129,603	Regions Financial Corp.	1,061,449
9,900	Resona Holdings, Inc. (Japan)	52,273
8,000	Shinsei Bank Ltd. (Japan)	18,383
40,512	Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	406,889
12,602	Standard Chartered PLC (United Kingdom)	326,189
13,500	Sumitomo Mitsui Financial Group, Inc. (Japan)	553,836
97,000	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	461,897
48,500	SunTrust Banks, Inc.	1,397,285
1,000	Suruga Bank, Ltd. (Japan)	16,070
18,751	Swedbank AB (Sweden) (Class A Stock)	426,437
169,985	U.S. Bancorp	5,767,591
444,564	Wells Fargo & Co.	16,444,422
26,405	Westpac Banking Corp. (Australia)	849,753
15,550	Zions Bancorporation(a)	388,595

		42,514,854

Commercial Services & Supplies — 0.3%
21,000	ADT Corp. (The)(a)	1,027,740
10,200	Avery Dennison Corp.	439,314
8,900	Cintas Corp.(a)	392,757
3,000	DAI Nippon Printing Co. Ltd. (Japan)	28,664
15,685	Iron Mountain, Inc.	569,522
500	Park24 Co. Ltd. (Japan)	9,789
20,700	Pitney Bowes, Inc.	307,602
28,565	Republic Services, Inc.	942,645
1,100	Secom Co. Ltd. (Japan)	56,771
6,900	Stericycle, Inc.*	732,642
6,000	Toppan Printing Co. Ltd. (Japan)	43,316
42,000	Tyco International Ltd.	1,344,000
40,342	Waste Management, Inc.	1,581,810

		7,476,572

Communications Equipment — 1.0%
480,000	Cisco Systems, Inc.	10,036,800
7,000	F5 Networks, Inc.*	623,560
9,400	Harris Corp.	435,596
21,475	JDS Uniphase Corp.*	287,121
48,100	Juniper Networks, Inc.*	891,774
25,389	Motorola Solutions, Inc.	1,625,657
154,400	QUALCOMM, Inc.	10,337,080

		24,237,588

Computers & Peripherals — 2.2%
84,900	Apple, Inc.	37,579,287

136,900	Dell, Inc.	1,961,777
188,250	EMC Corp.*	4,497,293
179,848	Hewlett-Packard Co.	4,287,576
156,000	NEC Corp. (Japan)	416,500
34,000	NetApp, Inc.*	1,161,440
22,100	SanDisk Corp.*	1,215,500
32,100	Seagate Technology PLC(a)	1,173,576
20,000	Toshiba Corp. (Japan)	101,990
21,200	Western Digital Corp.	1,065,936

		53,460,875

Construction & Engineering — 0.1%
1,000	Chiyoda Corp. (Japan)	11,207
21,153	Ferrovial SA (Spain)	335,684
15,700	Fluor Corp.	1,041,381
12,700	Jacobs Engineering Group, Inc.*(a)	714,248
1,000	JGC Corp. (Japan)	25,665
6,662	Koninklijke Boskalis Westminster NV (Netherlands)	264,646
16,700	Quanta Services, Inc.*	477,286
4,114	Vinci SA (France)	185,339

		3,055,456

Construction Materials
722	HeidelBergcement AG (Germany)	51,884
173	Imerys SA (France)	11,263
6,000	Taiheiyo Cement Corp. (Japan)	14,410
10,300	Vulcan Materials Co.	532,510

		610,067

Consumer Finance — 0.5%
88,300	American Express Co.	5,956,718
51,561	Capital One Financial Corp.	2,833,277
46,940	Discover Financial Services	2,104,790
43,000	SLM Corp.	880,640

		11,775,425

Containers & Packaging — 0.1%
6,272	Amcor Ltd. (Australia)	60,767
13,200	Ball Corp.	628,056
11,300	Bemis Co., Inc.	456,068
16,514	MeadWestvaco Corp.	599,458
13,500	Owens-Illinois, Inc.*	359,775
17,100	Sealed Air Corp.	412,281

		2,516,405

Distributors
14,200	Genuine Parts Co.(a)	1,107,600

Diversified Consumer Services
8,800	Apollo Group, Inc. (Class A Stock)*	153,032
27,100	H&R Block, Inc.	797,282

		950,314

Diversified Financial Services — 2.0%
918	Asx Ltd. (Australia)	34,684
971,221	Bank of America Corp.	11,829,472
272,285	Citigroup, Inc.	12,045,888
29,200	CME Group, Inc.	1,792,588
11,590	Industrivarden AB (Sweden) (Class C Stock)	210,936
6,500	IntercontinentalExchange, Inc.*(a)	1,059,955
3,244	Investment AB Kinnevik (Sweden) (Class B Stock)	78,604
13,186	Investor AB (Sweden) (Class B Stock)	380,816
345,345	JPMorgan Chase & Co.	16,390,074
23,400	Leucadia National Corp.	641,862
24,000	McGraw-Hill Cos., Inc. (The)	1,249,920
3,000	Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	15,720
17,000	Moody’s Corp.	906,440
11,600	NASDAQ OMX Group, Inc. (The)	374,680
24,000	NYSE Euronext	927,360
5,400	ORIX Corp. (Japan)	68,947
141	Pargesa Holding SA (Switzerland)	9,573

		48,017,519

Diversified Telecommunication Services — 1.5%
503,568	AT&T, Inc.	18,475,910
74,177	BT Group PLC (United Kingdom)	313,330
56,036	CenturyLink, Inc.(a)	1,968,545
42,243	Deutsche Telekom AG (Germany)	446,516
9,331	France Telecom SA (France)	94,372
78,990	Frontier Communications Corp.(a)	314,380
9,200	Nippon Telegraph & Telephone Corp. (Japan)	401,668
19,311	Telecom Italia SpA (Italy)	13,639

366,082	Telecom Italia SpA-RSP (Italy)	225,247
3,563	Telenor ASA (Norway)	77,900
22,399	Telstra Corp. Ltd. (Australia)	105,322
257,076	Verizon Communications, Inc.	12,635,286
57,357	Windstream Corp.	455,988

		35,528,103

Electric Utilities — 1.1%
43,960	American Electric Power Co., Inc.	2,137,775
3,000	Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	20,616
63,061	Duke Energy Corp.	4,577,598
30,000	Edison International	1,509,600
8,360	Electricite de France SA (France)	160,316
33,381	Enel SpA (Italy)	108,942
102,800	Energias de Portugal SA (Portugal)	316,523
16,600	Entergy Corp.	1,049,784
76,513	Exelon Corp.	2,638,168
37,406	FirstEnergy Corp.(a)	1,578,533
38,200	NextEra Energy, Inc.	2,967,376
27,300	Northeast Utilities(a)	1,186,458
20,000	Pepco Holdings, Inc.	428,000
10,500	Pinnacle West Capital Corp.	607,845
4,500	Power Assets Holdings Ltd. (Hong Kong)	42,530
52,100	PPL Corp.	1,631,251
3,981	Red Electrica Corp. SA (Spain)	200,295
78,400	Southern Co.	3,678,528
50,015	SP AusNet (Australia)	62,412
44,310	Xcel Energy, Inc.	1,316,007

		26,218,557

Electrical Equipment — 0.4%
3,783	Alstom SA (France)	153,964
40,637	Eaton Corp. PLC	2,489,016
64,200	Emerson Electric Co.(a)	3,586,854
11,800	Rockwell Automation, Inc.	1,018,930
8,700	Roper Industries, Inc.	1,107,597
2,300	Sumitomo Electric Industries Ltd. (Japan)	28,299

		8,384,660

Electronic Equipment, Instruments & Components — 0.2%
13,600	Amphenol Corp. (Class A Stock)	1,015,240
138,500	Corning, Inc.	1,846,205
15,600	FLIR Systems, Inc.	405,756
2,400	FUJIFILM Holdings Corp. (Japan)	47,607
11,000	Hitachi Ltd. (Japan)	64,218
700	Ibiden Co. Ltd. (Japan)	10,970
13,900	Jabil Circuit, Inc.	256,872
200	Keyence Corp. (Japan)	61,448
800	Kyocera Corp. (Japan)	73,402
13,000	Molex, Inc.	380,640
1,100	Murata Manufacturing Co. Ltd. (Japan)	83,171
36,100	TE Connectivity Ltd.	1,513,673

		5,759,202

Energy Equipment & Services — 1.0%
840	Aker Solutions ASA (Norway)	15,619
38,798	Baker Hughes, Inc.	1,800,615
22,500	Cameron International Corp.*	1,467,000
6,000	Diamond Offshore Drilling, Inc.(a)	417,360
20,500	Ensco PLC (Class A Stock)	1,230,000
21,800	FMC Technologies, Inc.*	1,185,702
83,300	Halliburton Co.	3,366,153
10,700	Helmerich & Payne, Inc.	649,490
27,700	Nabors Industries Ltd.	449,294
37,900	National Oilwell Varco, Inc.	2,681,425
22,100	Noble Corp.	843,115
9,600	Rowan Cos. PLC (Class A Stock)*	339,456
118,718	Schlumberger Ltd.	8,890,791
1,855	Seadrill Ltd. (Norway)	67,235
1,865	Transocean Ltd. (Switzerland)*	96,717

		23,499,972

Food & Staples Retailing — 1.4%
3,100	Aeon Co. Ltd. (Japan)	40,137
3,205	Casino Guichard Perrachon SA (France)	336,802
39,000	Costco Wholesale Corp.	4,138,290
113,048	CVS Caremark Corp.	6,216,510
7,504	Delhaize Group SA (Belgium)	409,338
300	FamilyMart Co. Ltd. (Japan)	13,712
64,401	J Sainsbury PLC (United Kingdom)	370,379
9,358	Koninklijke Ahold NV (Netherlands)	143,407
50,746	Kroger Co. (The)	1,681,723

300	Lawson, Inc. (Japan)	23,035
22,300	Safeway, Inc.(a)	587,605
3,900	Seven & I Holdings Co. Ltd. (Japan)	129,400
53,200	Sysco Corp.	1,871,044
75,500	Walgreen Co.	3,599,840
152,200	Wal-Mart Stores, Inc.	11,389,126
2,475	Wesfarmers Ltd. (Australia)	103,927
14,800	Whole Foods Market, Inc.	1,283,900
8,332	Woolworths Ltd. (Australia)	294,149

		32,632,324

Food Products — 1.1%
60,226	Archer Daniels Midland Co.	2,031,423
13,755	Associated British Foods PLC (United Kingdom)	397,311
15,000	Campbell Soup Co.	680,400
38,600	ConAgra Foods, Inc.	1,382,266
13,700	Dean Foods Co.*	248,381
58,500	General Mills, Inc.	2,884,635
28,200	H.J. Heinz Co.	2,038,014
13,900	Hershey Co. (The)(a)	1,216,667
10,400	Hormel Foods Corp.	429,728
10,600	J.M. Smucker Co. (The)	1,051,096
21,900	Kellogg Co.	1,411,017
52,117	Kraft Foods Group, Inc.	2,685,589
11,400	McCormick & Co., Inc.	838,470
17,667	Mead Johnson Nutrition Co.	1,368,309
162,053	Mondelez International, Inc. (Class A Stock)	4,960,442
15,611	Nestle SA (Switzerland)	1,128,932
7,759	Suedzucker AG (Germany)	327,718
2,452	Tate & Lyle PLC (United Kingdom)	31,669
26,300	Tyson Foods, Inc. (Class A Stock)	652,766
3,850	Unilever NV (Netherlands), CVA	157,702

		25,922,535

Gas Utilities — 0.1%
11,339	AGL Resources, Inc.	475,671
13,927	Enagas (Spain)	324,288
2,877	Gas Natural SDG SA (Spain)	50,930
18,600	ONEOK, Inc.	886,662

		1,737,551

Healthcare Equipment & Supplies — 1.2%
140,300	Abbott Laboratories	4,955,396
48,600	Baxter International, Inc.	3,530,304
17,400	Becton Dickinson and Co.	1,663,614
135,267	Boston Scientific Corp.*	1,056,435
7,700	C.R. Bard, Inc.	776,006
20,175	CareFusion Corp.*	705,923
41,800	Covidien PLC	2,835,712
11,200	DENTSPLY International, Inc.	475,104
10,300	Edwards Lifesciences Corp.*	846,248
3,500	Intuitive Surgical, Inc.*	1,719,165
91,600	Medtronic, Inc.	4,301,536
4,646	Smith & Nephew PLC (United Kingdom)	53,652
27,500	St. Jude Medical, Inc.	1,112,100
28,400	Stryker Corp.	1,852,816
10,100	Varian Medical Systems, Inc.*(a)	727,200
15,300	Zimmer Holdings, Inc.	1,150,866

		27,762,077

Healthcare Providers & Services — 1.0%
31,700	Aetna, Inc.	1,620,504
21,400	AmerisourceBergen Corp.	1,101,030
29,750	Cardinal Health, Inc.	1,238,195
26,400	CIGNA Corp.	1,646,568
13,050	Coventry Health Care, Inc.	613,741
7,900	DaVita HealthCare Partners, Inc.*	936,861
72,949	Express Scripts Holding Co.*	4,205,510
635	Fresenius SE & Co. KGaA (Germany)	78,378
14,900	Humana, Inc.	1,029,739
8,200	Laboratory Corp. of America Holdings*(a)	739,640
20,730	McKesson Corp.	2,238,011
800	Medipal Holdings Corp. (Japan)	11,224
300	Miraca Holdings, Inc. (Japan)	14,418
9,000	Patterson Cos., Inc.	342,360
14,200	Quest Diagnostics, Inc.	801,590
1,320	Ramsay Health Care Ltd. (Australia)	44,429
400	Suzuken Co., Ltd. (Japan)	14,521
11,150	Tenet Healthcare Corp.*	530,517
93,500	UnitedHealth Group, Inc.	5,349,135
28,500	WellPoint, Inc.	1,887,555

		24,443,926

Healthcare Technology — 0.1%
13,300	Cerner Corp.*(a)	1,260,175

Hotels, Restaurants & Leisure — 1.0%
8,928	Accor SA (France)	310,143
40,200	Carnival Corp.	1,378,860
2,850	Chipotle Mexican Grill, Inc.*	928,729
10,750	Darden Restaurants, Inc.(a)	555,560
84,000	Galaxy Entertainment Group Ltd. (Hong Kong)*	352,246
28,200	International Game Technology	465,300
22,628	Marriott International, Inc. (Class A Stock)	955,580
90,500	McDonald’s Corp.	9,021,945
900	Oriental Land Co. Ltd. (Japan)	147,427
2,000	Sands China Ltd. (Hong Kong)	10,407
66,700	Starbucks Corp.	3,799,232
17,600	Starwood Hotels & Resorts Worldwide, Inc.	1,121,648
19,263	Tatts Group Ltd. (Australia)	63,703
62,767	TUI Travel PLC (United Kingdom)	310,530
12,320	Wyndham Worldwide Corp.	794,394
7,100	Wynn Resorts Ltd.	888,636
40,600	Yum! Brands, Inc.	2,920,764

		24,025,104

Household Durables — 0.2%
22,400	D.R. Horton, Inc.	544,320
8,900	Garmin Ltd. (Switzerland)(a)	294,056
6,400	Harman International Industries, Inc.	285,632
11,700	Leggett & Platt, Inc.	395,226
12,900	Lennar Corp. (Class A Stock)	535,092
27,314	Newell Rubbermaid, Inc.(a)	712,896
33,522	Pulte Group, Inc.*(a)	678,485
3,000	Sekisui House Ltd. (Japan)	40,766
5,100	Sony Corp. (Japan)	88,744
7,326	Whirlpool Corp.	867,838

		4,443,055

Household Products — 1.2%
11,800	Clorox Co. (The)	1,044,654
40,900	Colgate-Palmolive Co.	4,827,427
35,300	Kimberly-Clark Corp.	3,458,694
246,725	Procter & Gamble Co. (The)	19,012,628
7,039	Reckitt Benckiser Group PLC (United Kingdom)	504,612
2,896	Svenska Cellulosa AB (Sweden) (Class B Stock)	74,660

		28,922,675

Independent Power Producers & Energy Traders — 0.1%
61,100	AES Corp. (The)	768,027
28,500	NRG Energy, Inc.	754,965

		1,522,992

Industrial Conglomerates — 1.4%
57,000	3M Co.	6,059,670
51,200	Danaher Corp.	3,182,080
944,300	General Electric Co.	21,832,216
71,000	Hopewell Holdings Ltd. (Hong Kong)	288,220
25,000	Hutchison Whampoa Ltd. (Hong Kong)	261,379
7,088	Koninklijke Philips Electronics NV (Netherlands)	209,745
3,994	Siemens AG (Germany)	430,211

		32,263,521

Insurance — 2.3%
30,700	ACE Ltd.	2,731,379
53,916	Aegon NV (Netherlands)	324,206
41,200	Aflac, Inc.	2,143,224
9,724	Ageas (Belgium)	328,882
4,259	Allianz SE (Germany)	578,425
43,300	Allstate Corp. (The)	2,124,731
132,439	American International Group, Inc.*	5,141,282
30,500	Aon PLC (United Kingdom)	1,875,750
8,400	Assurant, Inc.(a)	378,084
9,062	AXA SA (France)	155,773
163,600	Berkshire Hathaway, Inc. (Class B Stock)*	17,047,120
24,700	Chubb Corp.	2,161,991
15,537	Cincinnati Financial Corp.	733,191
47,000	Genworth Financial, Inc. (Class A Stock)*	470,000
19,300	Gjensidige Forsikring ASA (Norway)	318,376
185	Hannover Rueckversicherung AG (Germany)	14,511

42,700	Hartford Financial Services Group, Inc. (The)	1,101,660
27,313	Insurance Australia Group Ltd. (Australia)	162,940
35,433	Legal & General Group PLC (United Kingdom)	92,980
28,918	Lincoln National Corp.	943,016
29,275	Loews Corp.	1,290,149
50,600	Marsh & McLennan Cos., Inc.	1,921,282
96,500	MetLife, Inc.	3,668,930
2,589	Muenchener Rueckversicherungs AG (Germany)	484,201
29,200	Principal Financial Group, Inc.(a)	993,676
54,200	Progressive Corp. (The)	1,369,634
2,180	Sampo OYJ (Finland) (Class A Stock)	83,833
62,947	Standard Life PLC (United Kingdom)	349,392
828	Suncorp Group Ltd. (Australia)	10,219
5,631	Swiss Re AG (Switzerland)	457,930
9,750	Torchmark Corp.	583,050
35,735	Travelers Cos., Inc. (The)	3,008,530
127	Tryg A/S (Denmark)	10,249
29,810	Unum Group	842,133
28,700	XL Group PLC	869,610

		54,770,339

Internet & Catalog Retail — 0.6%
32,300	Amazon.com, Inc.*	8,607,627
8,150	Expedia, Inc.(a)	489,081
4,600	Netflix, Inc.*(a)	871,286
4,450	priceline.com, Inc.*	3,061,289
8,250	Tripadvisor, Inc.*(a)	433,290

		13,462,573

Internet Software & Services — 1.2%
16,100	Akamai Technologies, Inc.*	568,169
600	Dena Co. Ltd. (Japan)	16,360
103,600	eBay, Inc.*	5,617,192
24,000	Google, Inc. (Class A Stock)*	19,056,720
13,900	VeriSign, Inc.*(a)	657,192
965	Yahoo! Japan Corp. (Japan)	445,175
96,800	Yahoo!, Inc.*	2,277,704

		28,638,512

IT Services — 2.1%
58,400	Accenture PLC (Class A Stock)	4,436,648
42,400	Automatic Data Processing, Inc.(a)	2,756,848
5,050	Cap Gemini SA (France)	229,804
26,900	Cognizant Technology Solutions Corp. (Class A Stock)*	2,060,809
12,500	Computer Sciences Corp.	615,375
23,600	Fidelity National Information Services, Inc.	935,032
11,600	Fiserv, Inc.*	1,018,828
95,800	International Business Machines Corp.	20,434,140
9,400	Mastercard, Inc. (Class A Stock)	5,086,622
500	Nomura Research Institute Ltd. (Japan)	12,913
100	Otsuka Corp. (Japan)	10,896
29,800	Paychex, Inc.(a)	1,045,086
29,000	SAIC, Inc.(a)	392,950
15,200	Teradata Corp.*	889,352
15,596	Total System Services, Inc.	386,469
46,800	Visa, Inc. (Class A Stock)	7,948,512
57,110	Western Union Co. (The)	858,935

		49,119,219

Leisure Equipment & Products — 0.1%
9,900	Hasbro, Inc.(a)	435,006
29,951	Mattel, Inc.	1,311,554
22,600	Namco Bandai Holdings, Inc. (Japan)	399,782
800	Yamaha Corp. (Japan)	7,789

		2,154,131

Life Sciences Tools & Services — 0.2%
31,614	Agilent Technologies, Inc.	1,326,839
15,501	Life Technologies Corp.*	1,001,830
262	Lonza Group AG (Switzerland)	17,001
10,100	PerkinElmer, Inc.	339,764
33,300	Thermo Fisher Scientific, Inc.	2,547,117
7,300	Waters Corp.*	685,543

		5,918,094

Machinery — 1.0%
1,000	Amada Co., Ltd. (Japan)	6,651
57,900	Caterpillar, Inc.	5,035,563
16,100	Cummins, Inc.	1,864,541
35,100	Deere & Co.	3,017,898
15,900	Dover Corp.	1,158,792
29,924	Fiat Industrial SpA (Italy)	336,401

4,600	Flowserve Corp.	771,466
908	GEA Group AG (Germany)	29,924
34,000	Hino Motors Ltd. (Japan)	369,130
600	Hitachi Construction Machinery Co. Ltd. (Japan)	12,913
39,600	Illinois Tool Works, Inc.	2,413,224
27,100	Ingersoll-Rand PLC	1,490,771
10,300	Joy Global, Inc.	613,056
8,000	Kawasaki Heavy Industries Ltd. (Japan)	25,353
1,933	Kone OYJ (Finland) (Class B Stock)	152,015
6,000	Kubota Corp. (Japan)	87,065
600	Makita Corp. (Japan)	26,749
16,000	Mitsubishi Heavy Industries Ltd. (Japan)	92,567
31,043	PACCAR, Inc.(a)	1,569,534
9,600	Pall Corp.	656,352
12,865	Parker Hannifin Corp.	1,178,177
18,077	Pentair Ltd.	953,562
4,800	Snap-on, Inc.	396,960
15,397	Stanley Black & Decker, Inc.	1,246,695
15,200	Xylem, Inc.	418,912

		23,924,271

Marine
7	A.P. Moller - Maersk A/S (Denmark) (Class B Stock)	54,639

Media — 2.0%
207	Axel Springer AG (Germany)	8,970
23,500	Cablevision Systems Corp. (Class A Stock)(a)	351,560
56,334	CBS Corp. (Class B Stock)	2,630,235
239,790	Comcast Corp. (Class A Stock)	10,073,578
55,300	DIRECTV*	3,130,533
21,700	Discovery Communications, Inc. (Class A Stock)*(a)	1,708,658
16,800	Gannett Co., Inc.(a)	367,416
4,470	Hakuhodo DY Holdings, Inc. (Japan)	343,987
37,731	Interpublic Group of Cos., Inc. (The)	491,635
185,899	ITV PLC (United Kingdom)	365,510
339	Jcdecaux SA (France)	9,291
11	Jupiter Telecommunications Co. Ltd. (Japan)	14,408
184,200	News Corp. (Class A Stock)	5,621,784
23,500	Omnicom Group, Inc.(a)	1,384,150
931	Publicis Groupe SA (France)	62,427
9,200	Scripps Networks Interactive, Inc. (Class A Stock)	591,928
27,114	Time Warner Cable, Inc.	2,604,571
84,666	Time Warner, Inc.	4,878,455
42,434	Viacom, Inc. (Class B Stock)	2,612,661
160,800	Walt Disney Co. (The)	9,133,440
400	Washington Post Co. (The) (Class B Stock)(a)	178,800

		46,563,997

Metals & Mining — 0.4%
90,540	Alcoa, Inc.	771,401
9,900	Allegheny Technologies, Inc.	313,929
6,191	Anglo American PLC (United Kingdom)	159,166
23,722	BHP Billiton Ltd. (Australia)	810,937
12,946	BHP Billiton PLC (United Kingdom)	376,697
1,393	Boliden AB (Sweden)	22,424
12,700	Cliffs Natural Resources, Inc.(a)	241,427
59,320	Eurasian Natural Resources Corp. (United Kingdom)	221,820
1,577	Evraz PLC (United Kingdom)	5,319
73,936	Fortescue Metals Group Ltd. (Australia)	306,097
85,088	Freeport-McMoRan Copper & Gold, Inc.	2,816,413
2,600	JFE Holdings, Inc. (Japan)	50,323
28,996	Kazakhmys PLC (United Kingdom)	172,884
44,700	Newmont Mining Corp.	1,872,483
29,200	Nucor Corp.	1,347,580
1,593	OZ Minerals Ltd. (Australia)	8,893
6,915	Rio Tinto PLC (United Kingdom)	324,142
1,194	Salzgitter AG (Germany)	47,929
3,000	Sumitomo Metal Mining Co. Ltd. (Japan)	42,647
14,700	United States Steel Corp.(a)	286,650

		10,199,161

Multiline Retail — 0.4%
22,100	Dollar General Corp.*	1,117,818
21,200	Dollar Tree, Inc.*	1,026,716
10,600	Family Dollar Stores, Inc.	625,930
14,400	J.C. Penney Co., Inc.(a)	217,584
21,100	Kohl’s Corp.	973,343

36,974	Macy’s, Inc.	1,546,992
5,441	Next PLC (United Kingdom)	360,953
14,700	Nordstrom, Inc.	811,881
34	PPR (France)	7,470
58,300	Target Corp.	3,990,635

		10,679,322

Multi-Utilities — 0.7%
21,900	Ameren Corp.	766,938
38,100	CenterPoint Energy, Inc.	912,876
23,000	CMS Energy Corp.	642,620
25,700	Consolidated Edison, Inc.	1,568,471
51,332	Dominion Resources, Inc.	2,986,496
15,000	DTE Energy Co.	1,025,100
411	E.ON SE (Germany)	7,176
22,132	GDF Suez (France)	426,117
6,620	Integrys Energy Group, Inc.(a)	385,019
40,706	National Grid PLC (United Kingdom)	473,160
24,800	NiSource, Inc.	727,632
38,200	PG&E Corp.	1,701,046
46,100	Public Service Enterprise Group, Inc.	1,583,074
11,300	SCANA Corp.	578,108
20,519	Sempra Energy	1,640,289
20,500	TECO Energy, Inc.(a)	365,310
20,100	Wisconsin Energy Corp.(a)	862,089

		16,651,521

Office Electronics — 0.1%
1,300	Brother Industries Ltd. (Japan)	13,465
4,800	Canon, Inc. (Japan)	176,400
2,500	Konica Minolta Holdings, Inc. (Japan)	18,333
31,000	Ricoh Co. Ltd. (Japan)	338,441
127,463	Xerox Corp.	1,096,182

		1,642,821

Oil, Gas & Consumable Fuels — 5.0%
45,054	Anadarko Petroleum Corp.	3,939,972
35,014	Apache Corp.	2,701,680
666	BG Group PLC (United Kingdom)	11,425
112,604	BP PLC (United Kingdom)	786,875
19,800	Cabot Oil & Gas Corp.	1,338,678
690	Caltex Australia Ltd. (Australia)	15,408
51,500	Chesapeake Energy Corp.(a)	1,051,115
176,522	Chevron Corp.	20,974,344
111,277	ConocoPhillips	6,687,748
19,500	Consol Energy, Inc.	656,175
37,200	Denbury Resources, Inc.*(a)	693,780
35,700	Devon Energy Corp.	2,014,194
25,678	ENI SpA (Italy)	577,008
23,700	EOG Resources, Inc.	3,035,259
12,800	EQT Corp.	867,200
408,899	Exxon Mobil Corp.	36,845,889
27,500	Hess Corp.	1,969,275
100	Idemitsu Kosan Co. Ltd. (Japan)	8,724
11	Inpex Corp. (Japan)	59,243
11,600	JX Holdings, Inc. (Japan)	65,406
56,798	Kinder Morgan, Inc.	2,196,947
62,682	Marathon Oil Corp.	2,113,637
30,141	Marathon Petroleum Corp.	2,700,634
17,300	Murphy Oil Corp.	1,102,529
13,900	Newfield Exploration Co.*	311,638
16,000	Noble Energy, Inc.	1,850,560
72,600	Occidental Petroleum Corp.	5,689,662
8,388	OMV AG (Austria)	356,704
23,300	Peabody Energy Corp.	492,795
56,138	Phillips 66	3,927,976
11,500	Pioneer Natural Resources Co.	1,428,875
15,500	QEP Resources, Inc.	493,520
15,000	Range Resources Corp.	1,215,600
4,229	Repsol SA (Spain)	85,922
19,046	Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	616,123
21,491	Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	713,504
31,600	Southwestern Energy Co.*	1,177,416
58,062	Spectra Energy Corp.	1,785,406
2,736	Statoil ASA (Norway)	66,143
12,400	Tesoro Corp.	726,020
17,008	Total SA (France)	814,405
48,800	Valero Energy Corp.	2,219,912
59,300	Williams Cos., Inc. (The)	2,221,378
20,033	WPX Energy, Inc.*(a)	320,929

		118,927,633

Paper & Forest Products — 0.1%
39,573	International Paper Co.	1,843,310
43,673	Stora Enso OYJ (Finland) (Class R Stock)	281,872

		2,125,182

Personal Products — 0.1%
39,200	Avon Products, Inc.	812,616
21,200	Estee Lauder Cos., Inc. (The) (Class A Stock)	1,357,436

		2,170,052

Pharmaceuticals — 3.4%
142,600	AbbVie, Inc.	5,815,228
11,200	Actavis, Inc.*	1,031,632
27,700	Allergan, Inc.	3,092,151
12,477	AstraZeneca PLC (United Kingdom)	625,528
4,244	Bayer AG (Germany)	437,772
148,970	Bristol-Myers Squibb Co.	6,136,074
3,500	Daiichi Sankyo Co. Ltd. (Japan)	67,560
91,500	Eli Lilly & Co.	5,196,285
22,300	Forest Laboratories, Inc.*	848,292
7,889	GlaxoSmithKline PLC (United Kingdom)	184,420
14,860	Hospira, Inc.*	487,854
252,248	Johnson & Johnson(a)	20,565,779
1,000	Kyowa Hakko Kogyo Co. Ltd. (Japan)	11,337
273,633	Merck & Co., Inc.	12,102,788
39,400	Mylan, Inc.*	1,140,236
11,789	Novartis AG (Switzerland)	837,636
2,075	Novo Nordisk A/S (Denmark) (Class B Stock)	337,129
10,135	Orion OYJ (Finland) (Class B Stock)	266,198
1,900	Otsuka Holdings Co. Ltd. (Japan)	65,948
8,800	Perrigo Co.	1,044,824
659,770	Pfizer, Inc.	19,040,962
4,937	Roche Holding AG (Switzerland)	1,149,349
8,986	Sanofi (France)	913,091
1,500	Shionogi & Co. Ltd. (Japan)	30,399
12,245	Teva Pharmaceutical Industries Ltd. (Israel)	482,064
300	Tsumura & Co. (Japan)	10,968

		81,921,504

Professional Services — 0.1%
679	Adecco SA (Switzerland)	37,194
3,838	Capita PLC (United Kingdom)	52,427
4,800	Dun & Bradstreet Corp. (The)(a)	401,520
10,100	Equifax, Inc.	581,659
1,647	Experian PLC (United Kingdom)	28,529
912	Intertek Group PLC (United Kingdom)	47,018
11,200	Robert Half International, Inc.(a)	420,336

		1,568,683

Real Estate Investment Trusts — 1.2%
35,100	American Tower Corp.	2,699,892
13,033	Apartment Investment & Management Co. (Class A Stock)	399,592
154,000	Ascendas Real Estate Investment Trust (Singapore)	323,599
9,975	AvalonBay Communities, Inc.	1,263,533
13,500	Boston Properties, Inc.	1,364,310
35,000	CapitaCommercial Trust (Singapore)	44,827
158,244	Dexus Property Group (Australia)	171,959
28,900	Equity Residential	1,591,234
7,435	GPT Group (Australia)	28,774
40,600	HCP, Inc.	2,024,316
22,300	Health Care REIT, Inc.(a)	1,514,393
66,682	Host Hotels & Resorts, Inc.(a)	1,166,268
2,022	ICADE (France)	176,820
35,000	Kimco Realty Corp.(a)	784,000
69,000	Link REIT (The) (Hong Kong)	376,331
17,325	Mirvac Group (Australia)	29,315
12,700	Plum Creek Timber Co., Inc.(a)	662,940
41,077	ProLogis, Inc.	1,642,258
12,700	Public Storage	1,934,464
28,543	Simon Property Group, Inc.	4,525,778
26,818	Ventas, Inc.	1,963,078
16,825	Vornado Realty Trust	1,407,243
32,356	Westfield Retail Trust (Australia)	101,866
48,598	Weyerhaeuser Co.	1,525,005

		27,721,795

Real Estate Management & Development — 0.1%
29,600	CBRE Group, Inc. (Class A Stock)*	747,400
3,000	Cheung Kong Holdings Ltd. (Hong Kong)	44,443

3,000	Daiwa House Industry Co. Ltd. (Japan)	58,676
3,000	Global Logistic Properties Ltd. (Singapore)	6,371
89,000	Hang Lung Properties Ltd. (Hong Kong)	333,203
5,000	Hysan Development Co. Ltd. (Hong Kong)	25,312
30,858	Lend Lease Group (Australia)	329,183
16,000	Sino Land Co. Ltd. (Hong Kong)	27,232
2,000	Sun Hung Kai Properties Ltd. (Hong Kong)	26,989
91,000	Swire Properties Ltd. (Hong Kong)	323,645
24,000	Wharf Holdings Ltd. (Hong Kong)	214,636
5,000	Wheelock & Co. Ltd. (Hong Kong)	26,697

		2,163,787

Road & Rail — 0.5%
4,300	Central Japan Railway Co. (Japan)	454,351
32,000	ComfortDelGro Corp. Ltd. (Singapore)	49,379
91,600	CSX Corp.	2,256,108
6,200	East Japan Railway Co. (Japan)	510,364
7,500	MTR Corp. Ltd. (Hong Kong)	29,848
29,500	Norfolk Southern Corp.	2,273,860
3,000	Odakyu Electric Railway Co. Ltd. (Japan)	37,390
4,900	Ryder System, Inc.	292,775
5,000	Tobu Railway Co. Ltd. (Japan)	28,705
6,000	Tokyu Corp. (Japan)	44,385
42,000	Union Pacific Corp.	5,981,220
900	West Japan Railway Co. (Japan)	43,299

		12,001,684

Semiconductors & Semiconductor Equipment — 1.1%
55,700	Advanced Micro Devices, Inc.*(a)	142,035
29,700	Altera Corp.	1,053,459
27,200	Analog Devices, Inc.	1,264,528
114,700	Applied Materials, Inc.	1,546,156
21,389	ARM Holdings PLC (United Kingdom)	299,322
44,650	Broadcom Corp. (Class A Stock)	1,548,015
3,400	First Solar, Inc.*	91,664
448,200	Intel Corp.	9,793,170
14,700	KLA-Tencor Corp.	775,278
16,050	Lam Research Corp.*	665,433
20,500	Linear Technology Corp.	786,585
57,100	LSI Corp.*	387,138
184	Mellanox Technologies Ltd. (Israel)*	10,168
15,700	Microchip Technology, Inc.	577,132
87,900	Micron Technology, Inc.*	877,242
52,550	NVIDIA Corp.	673,691
600	Sumco Corp. (Japan)	6,828
19,800	Teradyne, Inc.*(a)	321,156
99,900	Texas Instruments, Inc.	3,544,452
23,400	Xilinx, Inc.	893,178

		25,256,630

Software — 1.8%
43,200	Adobe Systems, Inc.*	1,879,632
19,700	Autodesk, Inc.*	812,428
13,400	BMC Software, Inc.*	620,822
32,364	CA, Inc.	814,602
16,500	Citrix Systems, Inc.*	1,190,640
23,700	Electronic Arts, Inc.*	419,490
26,800	Intuit, Inc.	1,759,420
681,900	Microsoft Corp.	19,509,159
302	NICE Systems Ltd. (Israel)*	11,100
340,500	Oracle Corp.	11,011,770
16,600	Red Hat, Inc.*	839,296
12,000	Salesforce.com, Inc.*(a)	2,145,960
1,052	SAP AG (Germany)	84,282
61,478	Symantec Corp.*	1,517,277
2	Verint Systems, Inc.*	73

		42,615,951

Specialty Retail — 1.2%
8,300	Abercrombie & Fitch Co. (Class A Stock)	383,460
3,874	AutoNation, Inc.*	169,487
3,150	AutoZone, Inc.*	1,249,826
21,300	Bed Bath & Beyond, Inc.*	1,372,146
22,025	Best Buy Co., Inc.(a)	487,854
20,100	CarMax, Inc.*(a)	838,170
300	Fast Retailing Co. Ltd. (Japan)	95,936
13,600	GameStop Corp. (Class A Stock)(a)	380,392
30,000	Gap, Inc. (The)	1,062,000
134,950	Home Depot, Inc. (The)	9,416,811
1,128	Inditex SA (Spain)	149,509
20,306	L Brands, Inc.	906,866
103,800	Lowe’s Cos., Inc.	3,936,096

11,100	O’Reilly Automotive, Inc.*	1,138,305
9,700	PetSmart, Inc.(a)	602,370
20,800	Ross Stores, Inc.	1,260,896
100	Shimamura Co. Ltd. (Japan)	11,692
56,449	Staples, Inc.	758,110
11,100	Tiffany & Co.(a)	771,894
67,300	TJX Cos., Inc.	3,146,275
11,100	Urban Outfitters, Inc.*	430,014

		28,568,109

Textiles, Apparel & Luxury Goods — 0.4%
800	Asics Corp. (Japan)	13,228
2,296	Burberry Group PLC (United Kingdom)	46,364
2,676	Cie Financiere Richemont SA (Switzerland)	210,010
26,100	Coach, Inc.	1,304,739
5,300	Fossil, Inc.*	511,980
65,800	NIKE, Inc. (Class B Stock)	3,882,858
6,200	PVH Corp.	662,222
5,800	Ralph Lauren Corp.	981,998
108	Swatch Group AG (The) (Bearer Shares) (Switzerland)	62,800
8,000	V.F. Corp.	1,342,000

		9,018,199

Thrifts & Mortgage Finance
49,900	Hudson City Bancorp, Inc.	431,136
26,300	People’s United Financial, Inc.	353,472

		784,608

Tobacco — 1.0%
180,600	Altria Group, Inc.	6,210,834
15,826	British American Tobacco PLC (United Kingdom)	848,135
14,500	Japan Tobacco, Inc. (Japan)	463,819
35,841	Lorillard, Inc.	1,446,184
150,400	Philip Morris International, Inc.	13,943,584
29,000	Reynolds American, Inc.	1,290,210

		24,202,766

Trading Companies & Distributors — 0.1%
1,742	Bunzl PLC (United Kingdom)	34,277
25,900	Fastenal Co.(a)	1,329,965
34,600	ITOCHU Corp. (Japan)	425,142
9,000	Marubeni Corp. (Japan)	68,905
500	Mitsui & Co. Ltd. (Japan)	7,049
6,700	Sojitz Corp. (Japan)	10,515
5,600	Sumitomo Corp. (Japan)	70,830
12,700	Toyota Tsusho Corp. (Japan)	325,567
5,200	W.W. Grainger, Inc.	1,169,896

		3,442,146

Wireless Telecommunication Services — 0.2%
25,200	Crown Castle International Corp.*	1,754,928
11,200	KDDI Corp. (Japan)	468,293
29,500	MetroPCS Communications, Inc.*	321,550
316	Millicom International Cellular SA (Luxembourg)	25,240
5,100	Softbank Corp. (Japan)	234,966
265,477	Sprint Nextel Corp.*(a)	1,648,612
142,838	Vodafone Group PLC (United Kingdom)	404,990

		4,858,579

	TOTAL COMMON STOCKS (cost $712,434,956)	$1,324,683,881

EXCHANGE TRADED FUND
16,550	iShares MSCI EAFE Index Fund (cost $868,688)	976,119

PREFERRED STOCKS
Automobiles
749	Volkswagen AG (Germany)	148,817

Banking
20,000	Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(b)	571,800

	TOTAL PREFERRED STOCKS (cost $632,712)	720,617

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.3%
Non-Residential Mortgage-Backed Securities — 1.9%
ACAS CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A, 144A(b)	Aaa	1.668%	04/20/25	$ 2,100	$ 2,100,000
ACAS CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class B2, 144A	AA(c)	3.360%	04/20/25	250	248,400
AIMCO (Cayman Islands), Ser. 2005-AA, Class A1B, 144A(b)	Aaa	0.552%	10/20/19	1,927	1,886,314
American Express Credit Account Master Trust, Ser. 2012-4, Class C, 144A(b)	AA-(c)	1.003%	05/15/20	2,700	2,718,338
ARES CLO Funds (Cayman Islands), Ser. 2011-16A, Class A, 144A(b)	Aaa	1.890%	05/17/21	500	500,270
ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Ser. 2005-2A, Class A2, 144A(b)	Aaa	0.561%	01/26/20	1,336	1,315,843
BA Credit Card Trust, Ser. 2006-C5, Class C5(b)	A3	0.603%	01/15/16	4,159	4,161,907
Battalion CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class A1, 144A(b)	AAA(c)	1.404%	11/15/19	1,353	1,353,041
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.538%	05/25/17	523	519,142
Cent CDO XI Ltd. (Cayman Islands), Ser. 2006-11A, Class A1, 144A(b)	Aaa	0.561%	04/25/19	448	441,376
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.548%	08/03/19	397	391,736
Citibank Credit Card Issuance Trust, Ser. 2005-C2, Class C2(b)	Baa2	0.674%	03/24/17	1,000	993,256
Fortress Credit BSL Ltd. (Cayman Islands), Ser. 2013-1A, Class A, 144A(b)	Aaa	1.536%	01/19/25	900	900,000
Fortress Credit BSL Ltd. (Cayman Islands), Ser. 2013-1A, Class B, 144A(b)	AA(c)	2.256%	01/19/25	300	298,140
Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A(b)	Aaa	0.552%	07/22/20	505	496,921
Fraser Sullivan CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class B, 144A(b)	Aaa	0.750%	03/15/20	1,000	970,349
GE Capital Credit Card Master Note Trust, Ser. 2012-4, Class B(b)	A2	1.053%	06/15/18	4,500	4,526,654
ING Investment Management CLO 2013-1 Ltd. (Cayman Islands), Ser. 2013-1A, Class A1, 144A(b)	Aaa	1.679%	04/15/24	2,200	2,200,000
Lafayette CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class A, 144A(b)	AAA(c)	1.683%	09/06/22	738	740,888
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(b)	Aaa	0.542%	10/19/20	678	673,331
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(b) .	Aaa	0.547%	06/01/17	897	885,739
Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A(b)	Aaa	0.540%	09/15/17	785	774,856
Marine Park CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class A1A, 144A(b)	Aaa	1.760%	05/18/23	1,100	1,109,605
MBNA Credit Card Master Note Trust, Ser. 2004-C2, Class C2(b)	A3	1.103%	11/15/16	1,000	1,003,861
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(b)	Aaa	0.530%	03/15/18	166	163,749
OCP CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class A2, 144A(b)	Aaa	1.769%	11/22/23	1,000	1,004,266
OCP CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class B, 144A(b)	AA(c)	2.489%	11/22/23	900	903,725
Sheridan Square CLO Ltd. 2013-1a (Cayman Islands), Ser. 2013- 1A, Class A1, 144A(b)	Aaa	1.256%	04/15/25	2,600	2,606,848
Slater Mill Loan Fund LP (Cayman Islands), Ser. 2012-1A, Class B, 144A(b)	AA(c)	2.940%	08/17/22	500	503,308
Sound Point CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class B, 144A(b)	AA(c)	3.002%	10/20/23	900	906,611
Stanfield Azure CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class A1L, 144A(b)	Aaa	0.547%	05/27/20	1,649	1,629,447
Stanfield Daytona CLO Ltd. (Cayman Islands), Ser. 2007-1A, Class A1L, 144A(b)	Aaa	0.551%	04/27/21	3,155	3,097,772
SVO VOI Mortgage Corp., Ser. 2012-AA, Class A, 144A	A+(c)	2.000%	09/20/29	1,638	1,653,772
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(b)	Aaa	0.549%	11/01/18	1,870	1,851,410

					45,530,875

Residential Mortgage-Backed Securities — 0.4%
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(b)	B2	1.854%	03/25/33	415	354,487
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1(b)	Ba1	0.954%	03/25/34	3,240	3,048,649
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3(b)	B3	4.714%	07/25/35	375	332,533
Equity One ABS, Inc., Ser. 2004-3, Class M1(d)	Ba1	5.308%	07/25/34	654	575,001
Fremont Home Loan Trust, Ser. 2004-2, Class M1(b)	A3	1.059%	07/25/34	506	453,210
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(b)	Aa1	0.693%	01/20/35	314	299,068
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(b)	B1	0.734%	06/25/34	892	819,406
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(b) .	Ba2	1.404%	05/25/33	216	209,469
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(b) .	Baa2	1.254%	12/27/33	1,207	1,175,211
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(b)	Caa3	1.104%	07/25/32	604	532,900
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(b)	B2	1.479%	09/25/32	789	734,316

Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1(b)	Ba3	0.969%	02/25/34	1,207	1,122,767

					9,657,017

TOTAL ASSET-BACKED SECURITIES (cost $54,160,347)					55,187,892

BANK LOANS(b) — 0.4%
Automotive
Schaeffler AG (Germany)	Ba3	4.250%	01/27/17	600	607,000

Cable — 0.1%
Virgin Media Investment Holdings Ltd. (United Kingdom)	Ba3	3.500%	06/30/20	1,000	994,286

Foods — 0.1%
ARAMARK Corp.	B1	4.000%	08/22/19	900	908,511
Del Monte Foods Co.	B1	4.000%	03/08/18	985	986,277

					1,894,788

Gaming
Scientific Games Corp.	Ba1	3.210%	06/30/15	420	420,534

Healthcare & Pharmaceutical — 0.1%
Community Health System Inc.	Ba3	2.811%	10/25/16	491	493,062
HCA, Inc.	Ba3	3.454%	05/01/18	370	372,429
HCA, Inc.	Ba3	3.534%	03/31/17	886	893,452
RPI Finance Trust	Baa2	4.000%	11/09/18	905	913,489
Universal Health Services, Inc.	Ba2	2.034%	08/15/16	87	86,950

					2,759,382

Pipelines & Other
Energy Transfer Equity LP	Ba2	3.750%	03/24/17	800	802,778

Technology — 0.1%
First Data Corp.	B1	4.204%	03/26/18	2,055	2,047,991
First Data Corp.	B1	5.204%	03/24/17	156	156,762
Flextronics International Ltd. (Singapore)	Ba1	2.454%	10/01/14	60	59,596
Flextronics International Ltd. (Singapore)	Ba1	2.454%	10/01/14	17	17,125
Sensata Technologies, Inc. (Netherands)	Ba2	3.750%	05/12/18	438	441,994

					2,723,468

TOTAL BANK LOANS (cost $10,082,684)					10,202,236

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	2,083	1,645,389
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(b)	B2	2.934%	02/25/35	503	493,426

Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(b)	Caa1	2.850%	03/25/35	521	494,439
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(b)	B2	2.980%	02/25/37	1,148	1,143,944
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1(b)	Ba3	5.250%	09/25/19	605	618,879
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(b)	B1	2.991%	07/25/35	714	716,276
MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	158	163,116
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(b)	Baa3	2.586%	02/25/34	646	650,522
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	CCC(c)	5.000%	03/25/20	402	406,066

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $6,758,702)					6,332,057

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.8%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	2,880	2,900,947
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	2,000	2,009,218
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(b)	Aaa	5.623%	06/10/49	405	404,700
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2006-6, Class A3	Aaa	5.369%	10/10/45	3,400	3,677,773
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(b)	AAA(c)	5.620%	03/11/39	1,200	1,336,510
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A4(b)	Aaa	5.880%	12/10/49	800	930,277
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A4(b)	Aaa	5.305%	01/15/46	1,000	1,103,698
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD3, Class A5	Aaa	5.617%	10/15/48	480	541,266
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A	AA-(c)	5.440%	09/15/30	268	269,125
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A4(b)	AAA(c)	5.748%	06/10/46	4,000	4,498,976

Commercial Mortgage Pass-Through Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	793	799,330
Commercial Mortgage Pass-Through Certificates, Ser. 2012-CR3, Class A2	Aaa	1.765%	10/15/45	2,600	2,640,646
Commercial Mortgage Pass-Through Certificates, Ser. 2012-CR5, Class A3	Aaa	2.540%	12/10/45	1,000	987,682
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(b)	AAA(c)	5.407%	02/15/39	4,330	4,806,187
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class AM(b)	AAA(c)	5.407%	02/15/39	530	586,400
CS First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	A1	4.832%	04/15/37	900	954,312
CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4	AAA(c)	5.100%	08/15/38	3,000	3,236,775
CW Capital Cobalt Ltd., Ser. 2006-C1, Class A4	AA+(c)	5.223%	08/15/48	1,020	1,138,248
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(b)	AAA(c)	5.811%	05/15/46	1,175	1,249,011
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. K020, Class X1(b)	AA+(c)	1.478%	05/25/22	21,410	2,269,695
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. K021, Class X1(b)	AA+(c)	1.514%	06/25/22	5,890	650,773
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. K501, Class X1A(b)	AA+(c)	1.755%	08/25/16	6,315	277,879
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. K710, Class X1(b)	AA+(c)	1.784%	05/25/19	16,958	1,576,281
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. K711, Class X1(b)	AA+(c)	1.711%	07/25/19	17,481	1,585,261
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(c)	4.697%	05/10/43	2,610	2,764,021
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(b)	Aa2	5.224%	04/10/37	1,400	1,527,925
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A4(a)(b)	Aaa	5.866%	07/10/38	1,620	1,828,930
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	2,665	2,743,615
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2	Aaa	5.778%	08/10/45	957	970,704
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB	Aaa	4.853%	03/15/46	1,126	1,154,469
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A3	Aaa	4.697%	07/15/42	164	164,432
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class AM	Aa2	4.780%	07/15/42	1,000	1,069,587
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	2,150	2,216,769
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class AM(b)	Aa2	4.999%	10/15/42	1,170	1,267,110
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	1,338	1,417,499
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class A4	Aaa	5.475%	04/15/43	2,393	2,666,922
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(b)	Aaa	5.792%	06/15/49	1,076	1,109,213
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2012-CBX, Class A3	Aaa	3.139%	06/15/45	1,800	1,910,281
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2012-LC9, Class A4	Aaa	2.611%	12/15/47	1,500	1,473,968
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2013-C10, Class A4	AAA(c)	2.875%	12/15/47	3,200	3,216,621
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5	AAA(c)	4.826%	08/15/29	1,682	1,711,350
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A5	Aaa	4.739%	07/15/30	695	741,719
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class AM(b)	AA(c)	5.263%	11/15/40	1,390	1,527,085
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(c)	5.084%	02/15/31	298	298,360
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	340	341,142
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(b)	AAA(c)	5.686%	05/12/39	3,400	3,846,838
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class AM(b)	AA(c)	5.686%	05/12/39	780	873,644
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class AM(b)	A(c)	5.531%	02/12/39	440	488,713
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(b)	Aaa	5.891%	06/12/46	2,210	2,510,500
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A3	Aaa	5.364%	08/12/48	438	446,225
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2	Aaa	5.331%	03/12/51	2,125	2,179,888
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C8, Class A3	Aaa	2.863%	12/15/48	1,200	1,201,111
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(b)	Aaa	5.421%	03/12/44	1,500	1,651,941
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(b)	AAA(c)	5.679%	10/15/42	2,600	2,889,328
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	AAA(c)	5.332%	12/15/43	2,480	2,812,637
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	3,449	3,594,060
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(b)	AAA(c)	5.651%	06/11/42	772	791,911

UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class A4	Aaa	2.792%	12/10/45	1,400	1,402,527
UBS-Barclays Commercial Mortgage Trust, Ser. 2013-C5, Class A3	Aaa	2.920%	03/10/46	3,200	3,225,968
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4	Aaa	5.418%	01/15/45	1,241	1,358,801
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(b)	Aaa	5.734%	05/15/43	3,688	4,137,475
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C31, Class A4(a)	Aa2	5.509%	04/15/47	3,800	4,301,524
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A4(b)	Aaa	5.926%	02/15/51	2,900	3,324,508

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $106,152,199)					113,590,291

CORPORATE BONDS — 10.8%
Aerospace & Defense
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	6.300%	05/01/14	900	940,500

Airlines — 0.2%
Continental Airlines, Inc. Pass-Through Trust, Pass-thru Certs., Ser. 1998-1, Class A	Baa2	6.648%	09/15/17	146	155,964
Continental Airlines, Inc. Pass-Through Trust, Pass-thru Certs., Ser. 2001-1. Class A-1(e)	Baa2	6.703%	06/15/21	127	137,090
Continental Airlines, Inc. Pass-Through Trust, Pass-thru Certs., Ser. 2009-2, Class A	Baa2	7.250%	11/10/19	636	741,970
Continental Airlines, Inc. Pass-Through Trust, Pass-thru Certs., Ser. 2010-A(a)	Baa2	4.750%	01/12/21	679	744,704
Continental Airlines, Inc. Pass-Through Trust, Pass-thru Certs., Ser. 2012-2, Class A	Baa2	4.000%	10/29/24	405	421,200
Delta Air Lines, Inc. Pass-Through Trust, Pass-thru Certs., Ser. 2007-1, Class A	Baa2	6.821%	08/10/22	344	389,621
Delta Air Lines, Inc. Pass-Through Trust, Pass-thru Certs., Ser. 2011-1, Class (a)	Baa2	5.300%	04/15/19	986	1,089,947
Delta Air Lines, Inc. Pass-Through Trust, Pass-thru Certs., Ser. 2A	Baa2	4.950%	05/23/19	604	661,583

					4,342,079

Automotive — 0.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	4.207%	04/15/16	1,890	2,011,931
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	Baa1	2.700%	03/15/17	380	392,467
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	495	534,825
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	01/15/16	235	262,548

					3,201,771

Banking — 2.9%
American Express Co., Sr. Unsec’d. Notes, 144A	A3	2.650%	12/02/22	2,300	2,253,890
American Express Credit Corp., Sr. Unsec’d. Notes, MTN(f)	A2	2.800%	09/19/16	1,210	1,281,192
Asian Development Bank (Supranational), Sr. Unsec’d. Notes	Aaa	0.500%	06/20/16	6,125	6,124,204
Banco Bradesco SA (Brazil), Sub. Notes(a)	Baa2	8.750%	10/24/13	1,690	1,748,305
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	3.875%	09/20/22	530	534,852
Bangkok Bank PCL/Hong Kong (Thailand), Sr. Unsec’d. Notes, 144A	A3	2.750%	03/27/18	1,115	1,151,525
Bank of America Corp., Jr. Sub. Notes, Ser. K(a)(b)	B1	8.000%	12/29/49	2,100	2,359,980
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.500%	04/01/15	185	196,030
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%	01/24/22	1,290	1,511,030
Bank of America Corp., Sr. Unsec’d. Notes(a)	Baa2	6.000%	09/01/17	1,330	1,544,060
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	3.300%	01/11/23	1,360	1,341,040
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	Baa2	3.750%	07/12/16	790	840,217

Bank of America Corp., Sr. Unsec’d. Notes, Ser. L, MTN	Baa2	5.650%	05/01/18	105	121,465
Bank of America NA, Sub. Notes	Baa1	5.300%	03/15/17	850	952,407
Bank of America NA, Sub. Notes	Baa1	6.000%	10/15/36	805	964,663
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	A2	5.300%	10/30/15	550	607,803
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	A2	6.400%	10/02/17	270	322,328
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	A2	7.250%	02/01/18	1,135	1,410,542
Capital One Bank Corp., Sub. Notes	Baa1	6.500%	06/13/13	10	10,118
Citigroup, Inc., Sr. Unsec’d. Notes(a)	Baa2	4.500%	01/14/22	2,125	2,362,603
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	05/15/18	745	887,541
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.875%	03/05/38	320	419,839
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.125%	07/15/39	850	1,245,950
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%	05/22/19	1,195	1,592,036
Citigroup, Inc., Sub. Notes	Baa3	6.125%	08/25/36	725	829,056
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	485	603,737
Goldman Sachs Group, Inc. (The), Sr. Notes	A3	6.250%	02/01/41	220	261,438
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A3	5.250%	07/27/21	2,305	2,611,724
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A3	5.750%	01/24/22	1,250	1,453,405
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.000%	06/15/20	700	826,151
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	5.625%	01/15/17	765	856,485
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.450%	05/01/36	1,020	1,099,613
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.750%	10/01/37	113	126,627
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.875%	01/14/22	1,730	1,975,964

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.100%	04/05/21	920	1,063,033
Huntington BancShares, Inc., Sub. Notes	Baa2	7.000%	12/15/20	150	187,352
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes(a)	Baa2	3.125%	01/15/16	1,145	1,119,287
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)(b)	Ba1	7.900%	04/29/49	2,000	2,297,658
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.150%	07/05/16	1,935	2,051,651
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	A2	4.250%	10/15/20	2,360	2,589,434
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN(f)	A2	5.800%	01/13/20	1,770	2,083,803
Morgan Stanley, Notes, Ser. G, MTN	Baa1	6.625%	04/01/18	100	119,540
Morgan Stanley, Sr. Unsec’d. Notes(a)	Baa1	6.375%	07/24/42	640	768,929
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.625%	09/23/19	2,110	2,426,247
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	Baa1	5.950%	12/28/17	495	573,085
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN(a)	Baa1	5.450%	01/09/17	2,530	2,831,902
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	5.500%	07/28/21	635	727,969
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes.(b)	Ba1	6.346%	07/29/49	800	891,302
People’s United Financial, Inc., Sr. Unsec’d. Notes	A3	3.650%	12/06/22	1,195	1,218,040
PNC Funding Corp., Gtd. Notes	A3	2.700%	09/19/16	925	973,818
PNC Funding Corp., Gtd. Notes	A3	6.700%	06/10/19	390	492,127
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	Baa1	6.400%	10/21/19	1,775	2,119,199
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	09/24/15	780	799,769
US Bancorp, Sub. Notes, MTN	A2	2.950%	07/15/22	915	910,631

					68,672,596

Brokerage — 0.1%
Jefferies Group Inc., Sr. Unsec’d. Notes	Baa3	6.500%	01/20/43	465	495,687
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(g)	NR	6.875%	05/02/18	700	190,750
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(g)	NR	6.875%	02/06/12	1,850	494,875
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	Baa3	2.000%	09/13/16	680	678,332

					1,859,644

Building Materials & Construction
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	5.125%	06/26/22	500	525,750

Cable — 0.3%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17	900	1,048,500
Comcast Cable Holdings LLC, Gtd. Notes	A3	9.875%	06/15/22	1,440	2,041,952
Comcast Corp., Gtd. Notes	A3	6.400%	05/15/38	310	389,873
Comcast Corp., Gtd. Notes	A3	6.950%	08/15/37	290	385,589
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	605	642,468
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(a)	Baa2	3.550%	03/15/15	165	172,725
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	1,755	1,856,534
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(a)	Baa2	5.150%	03/15/42	1,020	985,740
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500%	04/01/14	345	367,935

					7,891,316

Capital Goods — 0.4%
Actuant Corp., Gtd. Notes	Ba2	5.625%	06/15/22	1,040	1,079,000
Case New Holland, Inc., Gtd. Notes(a)	Ba2	7.875%	12/01/17	1,100	1,287,000
Deere & Co., Sr. Unsec’d. Notes	A2	3.900%	06/09/42	635	627,330
ERAC USA Finance LLC, Gtd. Notes, 144A (cost $1,195,904; purchased 10/10/07)(e)(h)	Baa1	6.375%	10/15/17	1,198	1,441,066
ERAC USA Finance LLC, Gtd. Notes, 144A (cost $386,623; purchased 10/10/07)(e)(h)	Baa1	7.000%	10/15/37	390	497,583
General Electric Co., Sr. Unsec’d. Notes(a)	Aa3	4.125%	10/09/42	455	456,158
General Electric Co., Sr. Unsec’d. Notes	Aa3	5.250%	12/06/17	320	374,844
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A (cost $319,875; purchased 07/10/12)(e)(h)	Baa3	2.500%	07/11/14	320	325,046
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (cost $419,593; purchased 05/08/12)(e)(h)	Baa3	3.125%	05/11/15	420	434,569
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.500%	06/01/42	1,540	1,641,437
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21	1,060	1,197,117

					9,361,150

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	9.400%	05/15/39	35	55,656
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.150%	02/15/43	430	436,645
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	780	805,306
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes(a)	Baa3	5.000%	04/15/19	800	904,000
Reliance Holdings USA, Inc., Gtd. Notes, 144A	Baa2	5.400%	02/14/22	900	1,003,235
Union Carbide Corp., Sr. Unsec’d. Notes	Baa2	7.500%	06/01/25	500	622,758

					3,827,600

Consumer — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,600	1,879,206
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	BB-(c)	10.875%	04/15/16	880	930,609

					2,809,815

Electric — 0.6%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa1	6.250%	08/01/16	170	198,808
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa1	6.350%	10/01/36	530	683,166
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	A3	6.950%	03/15/33	300	419,298

Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	145	178,265
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	6.050%	04/15/38	530	682,920
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	845	978,403
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.625%	08/01/15	1,160	1,331,134
ENEL Finance International NV (Netherlands), Gtd. Notes, 144A	Baa2	6.000%	10/07/39	870	827,976
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900%	06/15/15	195	211,077
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(a)	Baa2	6.250%	10/01/39	1,375	1,596,744
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	380	493,678
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A3	5.700%	06/01/17	470	554,853
Iberdrola International BV (Netherlands), Gtd. Notes	Baa1	6.750%	09/15/33	140	150,889
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	575	611,805
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	325	400,502
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa1	6.500%	05/15/18	1,210	1,496,449
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	545	631,665
NSTAR, Sr. Unsec’d. Notes	A3	4.500%	11/15/19	605	698,088
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa3	6.375%	01/15/15	465	508,920
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	135	167,886
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	A1	5.800%	05/01/37	515	662,132
Southern California Edison Co., Ser. 04-F	A1	4.650%	04/01/15	610	658,323
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	4.800%	09/15/41	480	533,521
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	263	303,626

					14,980,128

Energy — Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	480	548,445
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	960	986,800

					1,535,245

Energy — Other — 0.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17	1,070	1,277,165
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.450%	09/15/36	305	374,867
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.950%	06/15/19	225	283,269
Devon Energy Corp., Sr. Unsec’d. Notes(a)	Baa1	4.750%	05/15/42	900	879,133
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21	890	928,950
Phillips 66, Gtd. Notes,	Baa1	2.950%	05/01/17	415	439,813
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.875%	05/01/18	1,450	1,766,561
Transocean, Inc. (Cayman Islands), Gtd. Notes(a)	Baa3	2.500%	10/15/17	755	764,554
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20	685	738,832
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	6.500%	08/01/36	25	26,852
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,660	1,701,776

					9,181,772

Foods — 0.4%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	2.500%	07/15/22	1,030	1,012,414
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.000%	11/15/39	1,160	1,833,827
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.200%	01/15/39	230	369,938
Beam, Inc., Sr. Unsec’d. Notes	Baa2	6.375%	06/15/14	708	753,744
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,000	1,044,116
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	860	1,108,542
Cargill, Inc., Sr. Unsec’d. Notes, 144A (cost $646,913; purchased 11/19/07)(e)(h)	A2	6.000%	11/27/17	650	774,598
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	460	525,896
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	5.000%	06/04/42	575	616,524
TreeHouse Foods, Inc., Gtd. Notes	Ba2	7.750%	03/01/18	1,200	1,300,500
Tyson Foods, Inc., Gtd. Notes(b)	Baa3	6.600%	04/01/16	785	899,214

					10,239,313

Healthcare & Pharmaceutical — 0.5%
AbbVie, Inc., Sr. Unsec’d. Notes, 144A	Baa1	4.400%	11/06/42	605	609,987
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41	1,365	1,464,676
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	05/15/43	995	1,106,877
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	6.450%	09/15/37	480	621,314
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	Ba3	5.125%	08/15/18	900	942,750
Express Scripts Holding Co., Gtd. Notes	Baa3	2.750%	11/21/14	2,060	2,121,777
Genentech, Inc., Sr. Unsec’d. Notes	AA(c)	4.750%	07/15/15	270	294,170
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41	470	570,367
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	3.750%	08/23/22	150	153,988
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	560	625,644
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	205	264,023
Mylan, Inc., Gtd. Notes, 144A(a)	Baa3	7.625%	07/15/17	900	1,000,485
St Jude Medical, Inc., Sr. Unsec’d. Notes	Baa1	4.750%	04/15/43	930	947,846
Valeant Pharmaceuticals International, Gtd. Notes, 144A(a)	B1	6.500%	07/15/16	850	887,188
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	4.625%	10/01/42	460	464,041
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes(a)	Baa3	6.125%	08/15/19	440	533,470
Zoetis, Inc., Sr. Unsec’d. Notes, 144A(a)	Baa2	3.250%	02/01/23	135	136,901
Zoetis, Inc., Sr. Unsec’d. Notes, 144A(a)	Baa2	4.700%	02/01/43	155	158,227

					12,903,731

Healthcare Insurance — 0.3%
Aetna, Inc., GTD. Notes, 144A	Baa1	6.625%	06/15/36	480	623,421
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	540	644,790
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	640	773,567

Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	01/15/15	1,200	1,297,358
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	06/15/17	115	136,735
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%	06/15/37	400	515,781
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37	410	534,447
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	05/15/42	330	331,301
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.650%	01/15/43	775	774,788
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	5.000%	12/15/14	1,085	1,162,622

					6,794,810

Insurance — 0.9%
Allied World Assurance Co. Ltd. (Switzerland), Gtd. Notes	Baa1	5.500%	11/15/20	480	543,028
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	5.200%	01/15/42	115	132,406
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.250%	05/15/13	655	657,903
American International Group, Inc., Sr. Unsec’d. Notes(a)	Baa1	6.400%	12/15/20	910	1,126,986
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	900	1,165,962
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20	990	1,127,724
Chubb Corp. (The), Jr. Sub. Notes(a)(b)	A3	6.375%	03/29/67	1,260	1,384,425
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes(a)	Baa3	5.125%	04/15/22	635	732,438
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	910	1,043,820
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	6.500%	05/01/42	215	244,980
Lincoln National Corp., Jr. Sub. Notes(b)	Ba1	6.050%	04/20/67	250	251,250
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	476	581,394
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	660	869,402
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	505	684,478
Markel Corp., Sr. Unsec’d. Notes	Baa2	5.000%	03/30/43	165	164,987
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	960	1,123,590
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	85	107,845
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.750%	06/01/16	270	317,408
New York Life Insurance Co., Sub. Notes, 144A	Aa2	6.750%	11/15/39	650	871,813
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A(b)	A2	5.000%	10/18/42	610	623,160
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	Aa2	6.063%	03/30/40	350	439,478
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	640	756,214
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%	06/15/39	870	1,266,983
Principal Financial Group, Inc., Gtd. Notes	A3	4.625%	09/15/42	105	108,172
Progressive Corp. (The), Jr. Sub. Notes(a)(b)	A2	6.700%	06/15/37	715	790,075
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A(a)	Aa2	6.850%	12/16/39	1,430	1,908,168
Unum Group, Sr. Unsec’d. Notes	Baa2	5.625%	09/15/20	315	365,068
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	705	761,205
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	575	664,633
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	110	116,064

					20,931,059

Lodging — 0.3%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	369	412,358
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	03/01/19	490	513,292
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.250%	09/15/22	805	808,259
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	05/15/18	2,700	3,277,487
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	2.500%	03/01/18	405	407,293
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	4.250%	03/01/22	890	932,118

					6,350,807

Media & Entertainment — 0.4%
Belo Corp., Gtd. Notes	Ba1	8.000%	11/15/16	1,000	1,075,000
CBS Corp., Gtd. Notes	Baa2	4.850%	07/01/42	340	330,653
Globo Comunicacao E Participacoes SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa2	5.307%	05/11/22	500	538,750
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	250	293,328
News America, Inc., Gtd. Notes(a)	Baa1	6.150%	02/15/41	475	568,794
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	35	44,558
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,265	1,656,953
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250%	11/01/17	1,100	1,192,125
Time Warner, Inc., Gtd. Notes	Baa2	6.200%	03/15/40	175	203,594
Time Warner, Inc., Gtd. Notes	Baa2	6.250%	03/29/41	495	585,164
Time Warner, Inc., Gtd. Notes(a)	Baa2	7.250%	10/15/17	745	924,477
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31	155	209,721
Time Warner, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	625	909,346
Viacom, Inc., Sr. Unsec’d. Notes, 144A	Baa1	4.375%	03/15/43	593	547,855

					9,080,318

Metals — 0.2%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes, 144A	Baa3	2.375%	03/15/18	450	451,880
Newmont Mining Corp., Gtd. Notes	Baa1	4.875%	03/15/42	30	29,028
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	75	86,139
Peabody Energy Corp., Gtd. Notes	Ba1	6.000%	11/15/18	1,275	1,354,687
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(c)	4.500%	05/15/13	255	256,057
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	370	443,924
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	1.800%	10/23/15	905	915,284
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.450%	10/25/17	1,000	1,013,614
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14	995	1,019,766

					5,570,379

Non-Captive Finance — 0.3%
Discover Financial Services, Sr. Unsec’d. Notes, 144A	Ba1	3.850%	11/21/22	900	926,359
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	A1	5.875%	01/14/38	970	1,131,005
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	A1	6.000%	08/07/19	3,010	3,654,336
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(a)	A1	6.875%	01/10/39	730	956,469
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	Ba3	5.750%	05/15/16	230	248,400
SLM Corp., Sr. Notes, MTN	Ba1	6.250%	01/25/16	365	398,754
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	295	349,575

					7,664,898

Paper — 0.2%
Georgia-Pacific LLC, Gtd. Notes, 144A (cost $273,386; purchased 10/27/10)(e)(h)	Baa2	5.400%	11/01/20	275	325,383
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000%	11/15/41	1,270	1,477,616
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	615	791,500
Rock-Tenn Co., Gtd. Notes, 144A	Ba1	4.000%	03/01/23	360	364,063
Rock-Tenn Co., Unsec’d. Notes, 144A(a)	Ba1	4.900%	03/01/22	675	730,183

					3,688,745

Pipelines & Other — 0.2%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	4.650%	06/01/21	610	663,964
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.950%	02/15/18	530	631,899
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	500	586,001
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	130	156,197
Spectra Energy Capital LLC, Gtd. Notes(a)	Baa2	6.200%	04/15/18	2,800	3,382,042

					5,420,103

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	735	911,774
CSX Corp., Sr. Unsec’d. Notes	Baa2	6.150%	05/01/37	690	841,245
Norfolk Southern Corp., Sr. Unsec’d. Notes, 144A	Baa1	2.903%	02/15/23	590	590,689
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	120	146,474

					2,490,182

Real Estate Investment Trusts — 0.2%
HCP, Inc., Sr. Unsec’d. Notes(a)	Baa1	2.700%	02/01/14	670	680,500
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19	685	862,977
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20	68	83,449
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%	01/30/17	235	247,655
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	3.375%	03/15/22	190	198,700
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	2,925	3,573,686

					5,646,967

Retailers — 0.2%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	05/15/41	960	1,139,955
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	335	413,883
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A3	6.500%	03/15/29	345	427,405
L Brands, Inc., Gtd. Notes	Ba1	5.625%	02/15/22	800	848,000
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	Baa3	3.875%	01/15/22	300	316,414
Nordstrom, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.000%	10/15/21	220	243,186
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	Aa2	5.625%	04/15/41	650	812,997

					4,201,840

Technology — 0.3%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	370	384,174
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16	2,030	2,138,922
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	1,225	1,295,438
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500%	08/12/15	900	948,375
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,650	2,791,356

					7,558,265

Telecommunications — 0.5%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40	400	465,607
AT&T Corp., Gtd. Notes	A3	8.000%	11/15/31	18	26,264
AT&T, Inc., Sr. Unsec’d. Notes	A3	5.350%	09/01/40	1,378	1,475,255
AT&T, Inc., Sr. Unsec’d. Notes	A3	6.550%	02/15/39	1,115	1,377,351
AT&T, Inc., Sr. Unsec’d. Notes, 144A	A3	4.300%	12/15/42	830	773,320
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30	350	542,506
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	1,830	2,435,364
Embarq Corp., Sr. Unsec’d. Notes (cost $367,380; purchased 05/04/11-05/11/11)(e)(h)	Baa3	7.082%	06/01/16	325	372,067
Embarq Corp., Sr. Unsec’d. Notes (cost $1,667,844; purchased 05/12/06-04/10/07)(e)(h)	Baa3	7.995%	06/01/36	1,645	1,731,708
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.500%	10/01/14	880	959,169
Telecom Italia Capital SA (Luxembourg), Gtd. Notes(a)	Baa3	5.250%	11/15/13	170	173,544
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa3	7.200%	07/18/36	475	473,332
Telefonica Chile SA (Chile), Sr. Unsec’d. Notes, 144A	BBB(c)	3.875%	10/12/22	345	338,686
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.400%	02/15/38	55	66,152
Windstream Corp., Gtd. Notes	Ba3	8.125%	08/01/13	700	714,000

					11,924,325

Tobacco — 0.4%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	3,040	4,230,674
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	130	214,688
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	850	1,430,590
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	Baa3	2.050%	02/11/18	1,680	1,690,550
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	290	368,947
Reynolds American, Inc., Gtd. Notes	Baa2	7.250%	06/15/37	285	371,510

					8,306,959

TOTAL CORPORATE BONDS (cost $233,343,569)					257,902,067

COVERED BONDS — 0.3%
DEPFA ACS Bank (Ireland), Covered Notes, 144A	A3	5.125%	03/16/37	1,325	1,113,000
DNB Boligkreditt AS (Norway), Covered Notes, 144A	Aaa	1.450%	03/21/18	3,000	3,013,449
National Australia Bank Ltd. (Australia), Covered Notes, 144A	Aaa	1.250%	03/08/18	1,860	1,853,702
Swedbank Hypotek AB (Sweden), Covered Notes, 144A	Aaa	1.375%	03/28/18	1,315	1,314,367

TOTAL COVERED BONDS (cost $7,458,796)					7,294,518

MORTGAGE-BACKED SECURITIES — 10.8%
Federal Home Loan Mortgage Corp.(b)		2.617%	12/01/35	629	670,421
Federal Home Loan Mortgage Corp.(b)		2.634%	06/01/36	376	397,773
Federal Home Loan Mortgage Corp.		3.000%	TBA 30 YR	500	513,438
Federal Home Loan Mortgage Corp.		3.500%	TBA 30 YR	5,000	5,261,524
Federal Home Loan Mortgage Corp.		4.000%	06/01/26 - 12/01/40	7,175	7,663,810
Federal Home Loan Mortgage Corp.		4.500%	02/01/19 - 10/01/41	18,205	19,627,540
Federal Home Loan Mortgage Corp.		5.000%	07/01/18 - 05/01/39	7,705	8,300,201
Federal Home Loan Mortgage Corp.		5.500%	12/01/33 - 07/01/38	7,730	8,392,485
Federal Home Loan Mortgage Corp.		6.000%	03/01/32 - 08/01/39	2,609	2,898,582
Federal Home Loan Mortgage Corp.		6.500%	12/01/14 - 09/01/16	38	38,307
Federal Home Loan Mortgage Corp.		7.000%	05/01/31 - 10/01/31	447	526,257
Federal National Mortgage Association(b)		2.230%	07/01/33	548	580,963
Federal National Mortgage Association(b)		2.308%	06/01/37	75	79,071
Federal National Mortgage Association(b)		2.449%	07/01/37	654	693,855
Federal National Mortgage Association		2.500%	TBA 15 YR	2,000	2,070,313
Federal National Mortgage Association		2.500%	TBA 15 YR	9,000	9,336,094
Federal National Mortgage Association		3.000%	TBA 15 YR	12,500	13,122,559
Federal National Mortgage Association		3.000%	TBA 30 YR	2,500	2,578,516
Federal National Mortgage Association		3.000%	TBA 30 YR	10,500	10,800,234
Federal National Mortgage Association		3.500%	06/01/39 - 09/01/42	6,735	7,127,865
Federal National Mortgage Association		3.500%	TBA 15 YR	2,000	2,120,000
Federal National Mortgage Association		3.500%	TBA 30 YR	10,500	11,061,094
Federal National Mortgage Association		4.000%	TBA 30 YR	500	532,422
Federal National Mortgage Association		4.500%	11/01/18 - 03/01/41	13,261	14,568,390
Federal National Mortgage Association		5.000%	10/01/18 - 05/01/36	5,417	5,884,186
Federal National Mortgage Association		5.000%	TBA 30 YR	13,500	14,624,296
Federal National Mortgage Association		5.500%	03/01/16 - 04/01/37	9,688	10,672,058
Federal National Mortgage Association		6.000%	05/01/14 - 06/01/38	10,349	11,570,025
Federal National Mortgage Association		6.500%	07/01/17 - 01/01/37	4,263	4,865,483
Federal National Mortgage Association		7.000%	02/01/32 - 07/01/32	369	431,716
Federal National Mortgage Association		7.500%	05/01/32	95	110,971
Government National Mortgage Association		3.000%	TBA 30 YR	5,000	5,212,500
Government National Mortgage Association		3.000%	TBA 30 YR	4,500	4,687,734
Government National Mortgage Association		3.500%	TBA 30 YR	5,500	5,880,703
Government National Mortgage Association		3.500%	TBA 30 YR	12,000	12,907,500
Government National Mortgage Association		4.000%	06/15/40 - 05/20/41	2,048	2,243,092
Government National Mortgage Association		4.000%	TBA 30 YR	19,500	21,094,277
Government National Mortgage Association		4.500%	01/20/41 - 02/20/41	6,041	6,682,484
Government National Mortgage Association		4.500%	TBA 30 YR	10,000	10,932,812
Government National Mortgage Association		4.500%	TBA 30 YR	1,750	1,915,430
Government National Mortgage Association		5.500%	08/15/33 - 04/15/36	4,001	4,463,324
Government National Mortgage Association		6.000%	11/15/23 - 07/15/34	1,341	1,532,733
Government National Mortgage Association		6.500%	10/15/23 - 09/15/36	2,498	2,868,854
Government National Mortgage Association		8.000%	01/15/24 - 07/15/24	44	50,167

TOTAL MORTGAGE-BACKED SECURITIES (cost $249,989,172)					257,592,059

MUNICIPAL BONDS — 0.6%
Bay Area Toll Authority, Revenue Bonds, BABs	Aa3	6.263%	04/01/49	1,305	1,777,332
Chicago O’Hare International Airport, Revenue Bonds, BABs	A2	6.395%	01/01/40	970	1,252,415
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	945	1,186,060
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	1,000	1,460,820
New York City Transitional Finance Authority, Revenue Bonds, BABs	Aa1	5.767%	08/01/36	1,100	1,371,216
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	415	477,507
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	275	316,324
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	425	545,063

Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	505	597,769
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50	625	837,488
State of California, GO, BABs	A1	7.300%	10/01/39	1,250	1,742,062
State of California, GO, BABs	A1	7.500%	04/01/34	350	489,926
State of California, GO, BABs	A1	7.550%	04/01/39	245	353,976
State of California, GO, BABs	A1	7.625%	03/01/40	205	295,231
State of Illinois, GO	A2	4.421%	01/01/15	630	663,043
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	305	372,320

TOTAL MUNICIPAL BONDS (cost $10,723,008)					13,738,552

NON-CORPORATE FOREIGN AGENCIES — 0.9%
Commonwealth Bank of Australia (Australia), Gov’t Gtd. Notes, 144A	Aaa	2.700%	11/25/14	7,220	7,491,833
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes(a)	Aa3	4.000%	01/29/21	460	495,204
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	5.125%	06/29/20	365	419,493
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	800	848,332
Kreditanstalt Fuer Wiederaufbau (Germany), Gtd. Notes	Aaa	2.375%	08/25/21	730	754,893
Mexico Government International Bond (Mexico), MTN	Baa1	3.625%	03/15/22	600	637,500
Mexico Government International Bond, Sr. Unsec’d. Notes (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	4.750%	03/08/44	846	877,725
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	447,125
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes(a)	A3	5.375%	01/27/21	1,260	1,359,531
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%	01/21/21	2,240	2,570,400
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(a)	Baa1	3.500%	01/30/23	795	793,013
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,100	2,299,500
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, 144A	Baa1	3.250%	04/04/17	2,200	2,301,750

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $20,465,687)					21,296,299

NON-CORPORATE SOVEREIGNS — 0.1%
Italy Government International Bond (Italy)	NR	3.125%	01/26/15	300	303,990
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	A2	3.000%	03/17/23	1,155	1,118,618
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, Ser. E, MTN	Baa3	3.625%	06/17/13	1,100	1,101,320

TOTAL NON-CORPORATE SOVEREIGNS (cost $2,542,416)					2,523,928

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
Federal Home Loan Banks		0.250%	02/20/15	2,320	2,317,114
Federal Home Loan Banks		5.500%	07/15/36	950	1,272,317
Federal Home Loan Mortgage Corp.(a)		0.875%	03/07/18	765	763,487
Federal Home Loan Mortgage Corp.(a)		0.750%	01/12/18	455	452,221
Resolution Funding Corp. Interest Strip, Bonds(k)		1.140%	04/15/18	2,645	2,499,628
Tennessee Valley Authority		5.880%	04/01/36	85	116,277

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $6,887,994)					7,421,044

U.S. GOVERNMENT TREASURY OBLIGATIONS — 7.4%
U.S. Treasury Bonds(a)		2.750%	11/15/42	2,085	1,932,534
U.S. Treasury Bonds		3.125%	02/15/43	5,290	5,299,919
U.S. Treasury Bonds		6.500%	11/15/26	3,715	5,545,217
U.S. Treasury Inflation Indexed Note		1.375%	01/15/20	9,181	10,936,420
U.S. Treasury Notes		0.250%	01/31/15	30,440	30,447,123
U.S. Treasury Notes		0.250%	02/28/15	2,455	2,455,191
U.S. Treasury Notes		0.250%	03/31/15	840	840,066
U.S. Treasury Notes		0.375%	03/15/16	2,000	2,001,250
U.S. Treasury Notes		0.750%	06/15/14	1,610	1,620,755
U.S. Treasury Notes(a)		0.750%	02/28/18	12,165	12,162,153
U.S. Treasury Notes		0.750%	03/31/18	18,270	18,247,162
U.S. Treasury Notes		1.000%	03/31/17	365	371,359
U.S. Treasury Notes		1.250%	10/31/15	770	788,348
U.S. Treasury Notes		1.250%	02/29/20	2,220	2,223,468
U.S. Treasury Notes(a)		2.000%	02/15/23	6,265	6,344,290
U.S. Treasury Notes		2.375%	02/28/15	1,140	1,186,179
U.S. Treasury Notes		2.375%	07/31/17	4,975	5,346,180
U.S. Treasury Notes		2.625%	11/15/20	1,745	1,903,277
U.S. Treasury Notes		3.125%	04/30/17	5,890	6,494,184
U.S. Treasury Notes		4.250%	11/15/17	6,475	7,525,672
U.S. Treasury Notes(f)(i)		4.500%	11/15/15	12,950	14,359,323
U.S. Treasury Strips Coupon(k)		3.270%	08/15/27	7,495	5,075,981

U.S. Treasury Strips Coupon(k)	3.370%	02/15/28	14,530	9,635,569
U.S. Treasury Strips Coupon(k)	3.600%	05/15/29	3,685	2,318,215
U.S. Treasury Strips Coupon(k)	2.290%	08/15/24	11,695	9,022,283
U.S. Treasury Strips Coupon(k)	2.740%	05/15/25	6,000	4,485,576
U.S. Treasury Strips Coupon(a)(k)	3.210%	05/15/27	2,280	1,561,903
U.S. Treasury Strips Coupon(k)	4.310%	08/15/33	8,260	4,366,781
U.S. Treasury Strip Principal(j)	0.340%	11/15/15	1,190	1,179,378

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $168,959,982)				175,675,756

TOTAL LONG-TERM INVESTMENTS (cost $1,591,460,912)				2,255,137,316

SHORT-TERM INVESTMENTS — 17.5%
U.S. GOVERNMENT TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill (cost $2,159,656)(i)(l)	0.072%	06/20/13	2,160	2,159,700

			Shares
AFFILIATED MUTUAL FUNDS — 17.4%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $127,026,507)(m)			13,122,487	122,301,581
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $291,120,581; includes $150,786,096 of cash collateral received for securities on loan)(m)(n)			291,120,581	291,120,581

TOTAL AFFILIATED MUTUAL FUNDS (cost $418,147,088)				413,422,162

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Interest Rate Swap Options
Receive a fixed rate of 2.220% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13	Deutsche Bank AG	9,954	214,628
Receive a fixed rate of 2.210% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13	Deutsche Bank AG	4,558	95,778

TOTAL OPTIONS PURCHASED (cost $296,045)			310,406

TOTAL SHORT-TERM INVESTMENTS (cost $420,602,789)			415,892,268

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 112.2% (cost $2,012,063,701)			2,671,029,584

OPTIONS WRITTEN *
Call Options
Interest Rate Swap Options
Receive a fixed rate of 1.720% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13	Deutsche Bank AG	9,954	(36,340)
Receive a fixed rate of 1.710% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13	Deutsche Bank AG	4,558	(15,872)

TOTAL OPTIONS WRITTEN (premiums received $51,249)			(52,212)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 112.2% (cost $2,012,012,452)			2,670,977,372
LIABILITIES IN EXCESS OF OTHER ASSETS(o) (12.2)%			(290,574,857)

NET ASSETS — 100.0%			$ 2,380,402,515

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Based Security
ADR	American Depositary Receipt
BABS	Build America Bonds
CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelan (Bearer)
EAFE	Europe, Australia, and the Far East
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
REIT	Real Estate Investment Trust
TBA	To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $148,096,475; cash collateral of $150,786,096 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(c)	Standard & Poor’s Rating.
(d)	Represents a step bond. Rate shown reflects the rate in effect at March 31, 2013.
(e)	Indicates a security that has been deemed illiquid.
(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security. Such securities may be post maturity.
(h)	Indicates a restricted security; the aggregate original cost of such securities is $5,277,518. The aggregate value of $5,902,020 is approximately 0.2% of net assets.
(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(j)	Represents zero coupon bond. Rate shown reflects the effective yield on March 31, 2013.
(k)	Rate shown reflects the effective yield at March 31, 2013.
(l)	Rate quoted represents yield-to-maturity as of purchase date.
(m)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short Term Bond Fund.
(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation/ (Depreciation)
	Long Positions:
25	2 Year U.S. Treasury Notes	Jun. 2013	$5,508,972	$5,511,328	$2,356
305	5 Year U.S. Treasury Notes	Jun. 2013	37,660,421	37,836,680	176,259
209	10 Year U.S. Treasury Notes	Jun. 2013	27,345,309	27,584,734	239,425
58	S&P 500 E-mini	Jun. 2013	4,494,548	4,531,830	37,282
100	S&P 500 Index	Jun. 2013	38,642,550	39,067,500	424,950
7	U.S. Ultra Bond	Jun. 2013	1,102,666	1,103,156	490

					880,762

	Short Position:
201	U.S. Long Bond	Jun. 2013	28,635,688	29,038,219	(402,531)

					$478,231

Interest rate swap agreements outstanding at March 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter swap agreements:
$20,110	08/31/16	0.934%	3 month LIBOR(1)	$240,068	$—	$240,068	Credit Suisse International
6,255	08/31/16	0.975%	3 month LIBOR(2)	(83,563)	—	(83,563)	JPMorgan Chase Bank
6,255	08/31/16	0.978%	3 month LIBOR(2)	(84,326)	—	(84,326)	JPMorgan Chase Bank
1,900	09/14/16	1.206%	3 month LIBOR(2)	(40,021)	—	(40,021)	Deutsche Bank AG
18,335	11/30/16	0.945%	3 month LIBOR(2)	(254,705)	—	(254,705)	Citibank, NA
11,150	02/28/17	0.680%	3 month LIBOR(1)	(2,000)	—	(2,000)	Citibank, NA
11,650	08/31/17	0.872%	3 month LIBOR(2)	(16,906)	—	(16,906)	Deutsche Bank AG
2,940	03/15/18	0.885%	3 month LIBOR(2)	6,450	—	6,450	Bank of Nova Scotia
2,940	03/18/18	1.049%	3 month LIBOR(1)	16,677	—	16,677	Bank of Nova Scotia
4,350	11/15/19	1.443%	3 month LIBOR(1)	26,171	—	26,171	Morgan Stanley Capital Services
4,350	02/15/20	1.505%	3 month LIBOR(2)	(13,631)	—	(13,631)	Morgan Stanley Capital Services
1,940	01/13/22	1.660%	3 month LIBOR(2)	16,648	—	16,648	Citibank, NA
1,940	01/13/22	1.676%	3 month LIBOR(1)	(14,021)	—	(14,021)	Citibank, NA
5,335	08/15/39	2.949%	3 month LIBOR(1)	(20,697)	—	(20,697)	Barclays Bank, PLC
5,335	08/15/39	3.011%	3 month LIBOR(2)	(41,593)	—	(41,593)	Barclays Bank, PLC

				$(265,449)	$—	$(265,449)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues - Buy Protection(1):
Bunge Ltd. Finance Corp.	06/20/14	0.650%	$1,100	$(2,537)	$—	$(2,537)	JPMorgan Chase Bank
Newell Rubbermaid, Inc.	06/20/18	1.000%	1,600	(7,839)	—	(7,839)	Morgan Stanley Capital Services, Inc.
Simon Property Group L.P.	06/20/18	0.970%	2,700	(31,681)	—	(31,681)	Morgan Stanley Capital Services, Inc.
Spectra Energy Capital LLC	06/20/18	1.150%	2,800	7,597	—	7,597	Deutsche Bank AG

				$(34,460)	$—	$(34,460)

Over-the-counter credit default swaps on credit indices - Buy Protection(1):
CDX.NA.IG.19.V1	12/20/17	1.000%	$19,000	$(165,483)	$(233,693)	$68,210	Citibank, NA
CDX.NA.IG.19.V1	12/20/17	1.000%	11,000	(95,806)	(52,589)	(43,217)	Deutsche Bank AG
CDX.NA.IG.19.V1	12/20/17	1.000%	8,000	(69,677)	(35,964)	(33,713)	Citibank, NA
CDX.NA.IG.19.V1	12/20/17	1.000%	3,000	(26,129)	(14,171)	(11,958)	Citibank, NA

				$(357,095)	$(336,417)	$(20,678)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices - Sell Protection(2):
CDX.NA.HY.17.V5	12/20/16	5.000%	$4,320	$255,041	$189,300	$65,741	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	3,120	184,196	133,918	50,278	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	1,200	70,845	50,007	20,838	Credit Suisse International

				$510,082	$373,225	$136,857

The Portfolio entered into credit default swaps as the protection seller on credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2013 categorized by risk exposure.

Derivative Fair Value at 03/31/2013
Credit contracts	$81,719
Equity contracts	462,232
Interest rate contracts	8,744

Total	$552,695

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,303,577,602	$21,106,279	$—
Exchange Traded Fund	976,119	—	—
Preferred Stocks	720,617	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	39,784,335	5,746,540
Residential Mortgage-Backed Securities	—	9,657,017	—
Bank Loans	—	10,202,236	—
Collateralized Mortgage Obligations	—	6,332,057	—
Commercial Mortgage-Backed Securities	—	113,590,291	—
Corporate Bonds	—	253,559,988	4,342,079
Covered Bonds	—	7,294,518	—
Mortgage-Backed Securities	—	257,592,059	—
Municipal Bonds	—	13,738,552	—
Non-Corporate Foreign Agencies	—	21,296,299	—
Non-Corporate Sovereigns	—	2,523,928	—
U.S. Government Agency Obligations	—	7,421,044	—
U.S. Government Treasury Obligations	—	177,835,456	—
Affiliated Mutual Funds	413,422,162	—	—
Options Purchased	—	310,406	—
Options Written	—	(52,212)	—
Other Financial Instruments*
Futures Contracts	478,231	—	—
Interest Rate Swap Agreements	—	(265,449)	—
Credit Default Swap Agreements	—	81,719	—

Total	$1,719,174,731	$942,008,523	$10,088,619

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair value of Level 2 investments at December 31, 2012 was $965,122,505. Of that amount $33,813,427 was transferred into Level 1 from Level 2 as a result of no longer fair valuing such foreign securities using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets. At March 31, 2013, an amount of $19,683 was transferred into Level 2 from Level 1 as a result of using quoted prices in active markets for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Diversified Bond Portfolio

Schedule of Investments

as of March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 89.3%
ASSET-BACKED SECURITIES — 11.7%
Non-Residential Mortgage-Backed Securities — 6.5%
ACAs CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A, 144A(a)	Aaa	1.668%	04/20/25	3,300	$ 3,300,000
ACAs CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class B2, 144A	AA(b)	3.360%	04/20/25	500	496,800
Apidos CDO (Cayman Islands), Ser. 2011-8A, Class A1, 144A(a)	Aaa	1.803%	10/17/21	4,000	4,007,912
BA Credit Card Trust, Ser. 2006-C5, Class C5(a)	A3	0.603%	01/15/16	5,750	5,754,019
Bank One Issuance Trust, Ser. 2004-C2, Class C2(a)	Baa2	1.003%	02/15/17	2,100	2,104,958
Black Diamond CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A(a)	Aaa	0.550%	06/20/17	1,710	1,700,993
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aaa	0.538%	05/25/17	261	259,571
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aaa	0.548%	08/03/19	3,973	3,917,360
Citibank Credit Card Issuance Trust, Ser. 2005-C2, Class C2(a)	Baa2	0.674%	03/24/17	2,320	2,304,354
Eaton Vance CDO IV Ltd. (Cayman Islands), Ser. 2007-9A, Class A1A, 144A(a)(c)	Aaa	0.512%	04/20/19	1,207	1,197,048
Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A(a)	Aaa	0.552%	07/22/20	1,262	1,242,303
Fraser Sullivan CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class B, 144A(a)	Aaa	0.750%	03/15/20	1,500	1,455,523
GE Business Loan Trust, Ser. 2006-1A, Class D, 144A(a)	B1	1.203%	05/15/34	204	134,029
Hewett’s Island CDO Ltd. (Cayman Islands), Ser. 2006-4A, Class A, 144A(a)	Aaa	0.552%	05/09/18	1,424	1,416,745
Highlander Euro CDO Cayman Ltd. (Netherlands), Ser. 2008-4A, Class C, 144A(a)	Baa1	4.817%	08/01/16	EUR 2,000	2,399,715
ING Investment Management Co. CLO (Cayman Islands), Ser. 2013-1A, Class A1, 144A(a)	Aaa	1.679%	04/15/24	6,200	6,200,000
Katonah Ltd. (Cayman Islands), Ser. 2005-7A, Class A2, 144A(a)	Aaa	0.550%	11/15/17	2,118	2,104,863
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(a)	Aaa	0.542%	10/19/20	848	841,664
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(a)	Aaa	0.547%	06/01/17	1,121	1,107,174
Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A(a)	Aaa	0.540%	09/15/17	3,054	3,013,330
Marriott Vacation Club Owner Trust, Ser. 2010-1A, Class A, 144A	A(b)	3.540%	10/20/32	3,659	3,806,615
MBNA Credit Card Master Note Trust, Ser. 2004-C2, Class C2(a)	A3	1.103%	11/15/16	9,800	9,837,838
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(a)	Aaa	0.530%	03/15/18	1,242	1,228,114
North Westerly CLO BV (Netherlands), Ser. II-A, Class A, 144A(a)	Aaa	0.706%	09/14/19	EUR 3,583	4,449,930
OCP CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class A2, 144A(a)	Aaa	1.769%	11/22/23	2,800	2,811,945
OCP CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class B, 144A(a)	AA(b)	2.489%	11/22/23	2,700	2,711,175
Shackleton CLO Ltd. (Cayman Islands), Ser. 2013-3A, Class B2, 144A	AA(b)	3.440%	04/15/25	700	694,750
Sheridan Square CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A1, 144A(a)	Aaa	1.256%	04/15/25	7,300	7,319,228
Stanfield Daytona CLO Ltd. (Cayman Islands), Ser. 2007-1A, Class A1L, 144A(a)	Aaa	0.551%	04/27/21	493	484,027
SVO VOI Mortgage Corp., Ser. 2012-AA, Class A, 144A	A+(b)	2.000%	09/20/29	2,242	2,263,057
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(a)	Aaa	0.549%	11/01/18	2,898	2,869,685
Venture CDO Ltd. (Cayman Islands), Ser. 2003-1A, Class A1, 144A(a)(c)	Aaa	0.802%	01/21/16	120	120,174

					83,554,899

Residential Mortgage-Backed Securities — 5.2%
ACE Securities Corp., Ser. 2004-FM1, Class M1(a)	B2	1.104%	09/25/33	1,630	1,482,801
Ameriquest Mortgage Securities, Inc. Ser. 2001-2, Class M3(a)	Caa2	3.129%	10/25/31	518	401,073
Ser. 2004-R8, Class M1(a)	A2	1.164%	09/25/34	950	923,812
Argent Securities, Inc. Ser. 2003-W2, Class M4(a)	B2	5.829%	09/25/33	2,400	1,903,416
Ser. 2004-W6, Class M1(a)	Baa1	0.754%	05/25/34	2,691	2,638,948
Ser. 2004-W10, Class A2(a)	Aaa	0.984%	10/25/34	1,802	1,733,227
Asset Backed Funding Certificates, Ser. 2004-OPT1, Class M1(a)	Ba3	1.254%	08/25/33	1,880	1,792,640
Asset Backed Securities Corp. Home Equity Ser. 2003-HE3, Class M1(a)	Ba2	1.448%	06/15/33	1,442	1,340,890
Ser. 2004-HE1, Class M1(a)	Ba1	1.253%	01/15/34	260	250,970
Ser. 2004-HE5, Class M1(a)	Baa3	1.104%	08/25/34	2,382	2,304,062
Bear Stearns Asset Backed Securities Trust Ser. 2004-HE2, Class M1(a)	Ba1	1.104%	03/25/34	4,784	4,266,468
Ser. 2004-HE3, Class M2(a)	B1	1.929%	04/25/34	1,935	1,793,254
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2(a)	C	3.579%	03/25/33	224	26,514
Centex Home Equity, Ser. 2004-B, Class AF6(d)	Aa3	4.686%	03/25/34	1,300	1,301,669
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2002-HE4, Class M2(a)	C	2.454%	08/25/32	103	83,165
Equity One ABS, Inc., Ser. 2004-3, Class M1(d)	Ba1	5.308%	07/25/34	828	727,411
FBR Securitization Trust, Ser. 2005-2, Class M1(a)	B1	0.924%	09/25/35	3,600	3,005,172
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Ba1	1.254%	12/25/33	267	258,955
GSAMP Trust, Ser. 2004-FM1, Class M1(a)	Ba1	1.179%	11/25/33	2,745	2,700,157
HSBC Home Equity Loan Trust Ser. 2006-1, Class M1(a)	Aa1	0.483%	01/20/36	701	673,565
Ser. 2006-2, Class A1(a)	Aaa	0.353%	03/20/36	189	187,262
Ser. 2006-2, Class A2(a)	Aaa	0.383%	03/20/36	230	227,386
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	A3	0.954%	02/25/34	4,250	3,995,880
Mastr Asset Backed Securities Trust, Ser. 2004-WMC1, Class M1(a)	Ba2	0.984%	02/25/34	2,699	2,651,432
Merrill Lynch Mortgage Investors, Inc. Ser. 2004-HE2, Class M1(a)	BB+(b)	1.004%	08/25/35	880	750,472
Ser. 2004-OPT1, Class A1A(a)	A+(b)	0.464%	06/25/35	2,487	2,290,588
Morgan Stanley ABS Capital I Ser. 2002-NC6, Class M2(a)	C	3.354%	11/25/32	148	55,297
Ser. 2003-HE1, Class M1(a)	Ba2	1.404%	05/25/33	1,606	1,560,541
Ser. 2003-HE3, Class M1(a)	Ba3	1.224%	10/25/33	1,196	1,129,205
Ser. 2004-NC1, Class M1(a)	Baa2	1.254%	12/27/33	980	954,859
Ser. 2004-OP1, Class M1(a)	Aa1	1.074%	11/25/34	3,688	3,310,176
Ser. 2004-WMC1, Class M1(a)	Ba1	1.134%	06/25/34	2,570	2,500,896
Ser. 2004-WMC2, Class M1(a)	Ba3	1.119%	07/25/34	2,136	2,055,553
New Century Home Equity Loan Trust Ser. 2003-4, Class M1(a)	Baa3	1.329%	10/25/33	3,657	3,576,277
Ser. 2004-4, Class M1(a)	Ba1	0.969%	02/25/35	3,048	2,692,831
Residential Asset Mortgage Products, Inc., Ser. 2004-RS12, Class MII2(a)	Aa3	1.404%	12/25/34	640	621,062
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Baa3	5.221%	02/25/34	1,000	997,845
Saxon Asset Securities Trust, Ser. 2002-3, Class M1(a)	B2	1.329%	12/25/32	352	324,175
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-NC1, Class M1(a)	B1	0.984%	02/25/34	3,953	3,726,745
Specialty Underwriting & Residential Finance, Ser. 2004-BC1, Class M1(a)	A3	0.969%	02/25/35	76	73,145
Structured Asset Investment Loan Trust Ser. 2004-2, Class A4(a)	BB+(b)	0.909%	03/25/34	2,297	2,115,284
Ser. 2004-7, Class A8(a)	AAA(b)	1.404%	08/25/34	1,400	1,223,150
Structured Asset Securities Corp., Ser. 2002-HF2, Class M3(a)	CC(b)	3.204%	07/25/32	1,134	1,058,253

					67,686,483

TOTAL ASSET-BACKED SECURITIES (cost $140,630,396)					151,241,382

BANK LOANS(a) — 3.1%
Aerospace & Defense
Booz Allen & Hamilton, Inc.	Ba3	2.704%	12/31/17	488	488,567

Automotive — 0.4%
Chrysler Group LLC	Ba1	6.000%	05/24/17	1,366	1,391,884
RAC PLC (United Kingdom)(c)	B2	5.636%	10/29/19	GBP 1,500	2,296,279
Schaeffler AG (Germany)	Ba3	4.250%	01/27/17	1,500	1,517,500

					5,205,663

Cable — 0.2%
Cequel Communications LLC	Ba2	4.000%	02/14/19	298	300,117
Kabel Deutschland (Germany)	Ba2	3.250%	02/01/19	254	254,125
Virgin Media Investment Holdings Ltd. (United Kingdom)	Ba3	3.500%	06/30/20	1,500	1,491,429

					2,045,671

Chemicals — 0.1%
Rockwood Holdings, Inc.	Baa3	3.750%	02/09/18	958	963,725

Electric — 0.1%
Calpine Corp.	B1	4.000%	04/01/18	414	418,721
Calpine Corp.	B1	4.000%	04/01/18	414	418,712

					837,433

Foods — 0.1%
Del Monte Foods Co.	B1	4.000%	03/08/18	1,793	1,795,407

Gaming — 0.2%
CCM Merger, Inc.	B2	6.000%	03/01/17	2,686	2,706,489

Healthcare & Pharmaceutical — 0.9%
Alere, Inc.	Ba3	3.284%	06/30/16	487	485,556
Alere, Inc.	B2	4.750%	06/30/17	175	176,117
Alere, Inc.	Ba3	4.750%	06/30/17	476	479,053
Davita, Inc.	Ba2	4.000%	11/01/19	1,043	1,052,515
HCA, Inc.	Ba3	3.450%	05/01/18	462	465,535
HCA, Inc.	Ba3	3.530%	03/31/17	1,108	1,116,815
Hologic, Inc.	Ba2	2.203%	08/01/17	2,264	2,265,322
Quintiles Transnational Corp.	B1	4.500%	06/08/18	1,473	1,490,410
RPI Finance Trust	Baa2	3.500%	05/09/18	3,916	3,949,094

					11,480,417

Media & Entertainment — 0.3%
ProSiebenSat. 1 Media AG (Germany)	Ba2	2.707%	07/01/16	EUR 2,900	3,682,857

Pipelines & Other — 0.1%
Energy Transfer Equity LP	Ba2	3.750%	03/24/17	1,500	1,505,208

Retailers — 0.2%
Alliance Boots Ltd. (United Kingdom)	B1	3.990%	07/09/17	GBP 2,000	2,970,538

Technology — 0.5%
First Data Corp.	B1	4.200%	03/26/18	2,411	2,402,451
First Data Corp.	B1	5.200%	03/24/17	183	183,894
Flextronics International Ltd. (Singapore)	Ba1	2.454%	10/01/14	17	16,936
Flextronics International Ltd. (Singapore)	Ba1	2.454%	10/01/14	157	156,790
Freescale Semiconductor, Inc.	B1	5.000%	02/28/20	1,750	1,750,730
Sensata Technologies, Inc. (Netherlands)	Ba2	3.750%	05/12/18	1,263	1,274,790

					5,785,591

TOTAL BANK LOANS (cost $39,079,241)					39,467,566

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	749	765,455
Mastr Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	158	163,115
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	Baa3	2.586%	02/25/34	1,808	1,821,463
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	CCC(b)	5.000%	03/25/20	616	622,943

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $3,356,812)					3,372,976

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.2%
Banc of America Commercial Mortgage, Inc. Ser. 2006-3, Class A4	BBB+(b)	5.889%	07/10/44	1,600	1,801,934
Ser. 2006-5, Class A2	Aaa	5.317%	09/10/47	2,481	2,480,271
Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	3,062	3,151,339
Ser. 2006-6, Class A4	Aaa	5.356%	10/10/45	800	901,517
Ser. 2007-1, Class A3	Aaa	5.449%	01/15/49	2,147	2,196,260
Ser. 2007-4, Class A3(a)	AAA(b)	5.821%	02/10/51	4,349	4,562,946
Ser. 2007-5, Class A3	AAA(b)	5.620%	02/10/51	2,445	2,524,927
Bear Stearns Commercial Mortgage Securities, Ser. 2005-PWR9, Class A2	Aaa	4.735%	09/11/42	194	196,575
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A4(a)	Aaa	5.697%	12/10/49	1,590	1,848,925
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser. 2006-CD2, Class AAB(a)	Aaa	5.335%	01/15/46	1,720	1,759,487
Ser. 2007-CD4, Class A3	Aaa	5.293%	12/11/49	2,515	2,596,916
Commercial Mortgage Pass-Through Certificates Ser. 2006-C7, Class A3(a)	AAA(b)	5.686%	06/10/46	440	439,481
Ser. 2006-C7, Class A4(a)	AAA(b)	5.748%	06/10/46	4,000	4,498,976
Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	1,587	1,599,515
Ser. 2012-CR5, Class A3	Aaa	2.540%	12/10/45	2,000	1,975,363
Credit Suisse Mortgage Capital Certificates Ser. 2006-C1, Class A4(a)	AAA(b)	5.407%	02/15/39	4,400	4,883,886
Ser. 2006-C1, Class AM(a)	AAA(b)	5.407%	02/15/39	970	1,073,222
Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	158	158,246
Ser. 2007-C4, Class A2(a)	Aaa	5.764%	09/15/39	274	279,183
Ser. 2007-C4, Class A3(a)	Aaa	5.764%	09/15/39	10,550	11,029,867
FHLMC Multifamily Structured Pass-Through Certificates, I/O Ser. K020, Class X1(a)	AA+(b)	1.478%	05/25/22	29,377	3,114,233
Ser. K021, Class X1(a)	AA+(b)	1.514%	06/25/22	16,671	1,842,017
Ser. K501, Class X1A(a)	AA+(b)	1.755%	08/25/16	12,335	542,733
Ser. K710, Class X1(a)	AA+(b)	1.784%	05/25/19	23,442	2,178,977
Ser. K711, Class X1(a)	AA+(b)	1.711%	07/25/19	27,970	2,536,418
GE Capital Commercial Mortgage Corp., Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	5,048	5,037,172
GMAC Commercial Mortgage Securities, Inc., Ser. 2006-C1, Class A4	AAA(b)	5.238%	11/10/45	1,280	1,390,331
Greenwich Capital Commercial Funding Corp. Ser. 2005-GG3, Class AJ	Baa1	4.859%	08/10/42	1,700	1,807,280
Ser. 2005-GG5, Class A5	Aa2	5.224%	04/10/37	4,900	5,347,737
Ser. 2006-GG7, Class A4(a)	Aaa	6.060%	07/10/38	5,000	5,644,845
Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	3,338	3,436,379
GS Mortgage Securities Corp. II Ser. 2006-GG6, Class A4	AAA(b)	5.553%	04/10/38	6,700	7,407,621
Ser. 2006-GG8, Class A2	Aaa	5.479%	11/10/39	590	599,064
Ser. 2007-GG10, Class A2	Aaa	5.778%	08/10/45	3,153	3,198,700
JPMorgan Chase Commercial Mortgage Securities Corp. Ser. 2005-LDP4, Class AM(a)	Aa2	4.999%	10/15/42	1,820	1,971,060
Ser. 2007-LD11, Class A2(a)	Aaa	5.792%	06/15/49	5,699	5,873,282
Ser. 2007-LD12, Class A3(a)	Aaa	5.929%	02/15/51	9,200	9,677,176
Ser. 2012-LC9, Class A4	Aaa	2.611%	12/15/47	2,000	1,965,291
Ser. 2013-C10, Class A4	AAA(b)	2.875%	12/15/47	4,600	4,623,892
LB-UBS Commercial Mortgage Trust Ser. 2005-C7, Class AM(a)	AA(b)	5.263%	11/15/40	2,100	2,307,106
Ser. 2006-C7, Class A2	AAA(b)	5.300%	11/15/38	983	1,026,945
Ser. 2007-C6, Class A2	Aaa	5.845%	07/15/40	1,674	1,679,213
Merrill Lynch Mortgage Trust Ser. 2006-C1, Class A4(a)	AAA(b)	5.686%	05/12/39	7,920	8,960,870
Ser. 2007-C1, Class A3(a)	AAA(b)	5.850%	06/12/50	690	727,510
Merrill Lynch/Countrywide Commercial Mortgage Trust Ser. 2006-2, Class A4(a)	Aaa	5.891%	06/12/46	2,625	2,981,929
Ser. 2006-4, Class A2	Aaa	5.112%	12/12/49	503	504,513
Ser. 2006-4, Class A3	Aaa	5.172%	12/12/49	1,400	1,566,180
Ser. 2007-9, Class A2	AAA(b)	5.590%	09/12/49	1,864	1,867,436
Morgan Stanley Bank of America Merrill Lynch Trust Ser. 2013-C8, Class A3	Aaa	2.863%	12/15/48	1,700	1,701,574
Morgan Stanley Capital I Trust Ser. 2006-T23, Class A3(a)	AAA(b)	5.816%	08/12/41	1,318	1,365,500
Ser. 2007-IQ14, Class AAB(a)	Aaa	5.654%	04/15/49	5,087	5,464,725

UBS-Barclays Commercial Mortgage Trust Ser. 2012-C4, Class A4	Aaa	2.792%	12/10/45	2,300	2,304,152
Ser. 2013-C5, Class A3	Aaa	2.920%	03/10/46	4,600	4,637,329
Wachovia Bank Commercial Mortgage Trust Ser. 2005-C20, Class AMFX(a)	Aa1	5.179%	07/15/42	3,145	3,419,307
Ser. 2006-C28, Class A2	Aaa	5.500%	10/15/48	244	246,801
Ser. 2007-C31, Class A4	Aa2	5.509%	04/15/47	5,150	5,829,697
Ser. 2007-C33, Class A3(a)	Aaa	5.926%	02/15/51	3,859	3,996,079
Ser. 2007-C34, Class A2	Aaa	5.569%	05/15/46	2,016	2,018,546

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $161,964,788)					170,758,456

CORPORATE BONDS — 44.4%
Airlines — 0.5%
Continental Airlines, Inc. Pass-Through Trust, Pass-thru Certs. Ser. 2001-1, Class A-1(c)	Baa2	6.703%	06/15/21	2	2,586
Ser. 2001-1, Class B	Ba1	7.373%	12/15/15	394	414,108
Ser. 2007-1, Class A	Baa2	5.983%	04/19/22	1,655	1,882,557
Ser. 2010-1, Class A(e)	Baa2	4.750%	01/12/21	517	567,393
Delta Air Lines Pass-Through Trust, Pass-thru Certs. Ser. 2007-1, Class A	Baa2	6.821%	08/10/22	1,276	1,445,494
Ser. 2010-2, Class A	Baa2	4.950%	05/23/19	700	766,294
Ser. 2011-1, Class A	Baa2	5.300%	04/15/19	735	812,680
United Airline Pass-Through Trust, Pass-thru Certs., Ser. 2007-1, Class A	Baa3	6.636%	07/02/22	959	1,041,515

					6,932,627

Automotive — 0.9%
BorgWarner, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	09/15/20	825	907,591
Delphi Corp., Gtd. Notes(e)	Ba1	5.875%	05/15/19	1,400	1,512,000
Ford Motor Co., Sr. Unsec’d. Notes	Baa3	4.750%	01/15/43	750	698,027
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	2.375%	01/16/18	2,225	2,211,984
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	3.984%	06/15/16	375	397,295
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	4.207%	04/15/16	4,630	4,928,700
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	660	713,100

					11,368,697

Banking — 10.4%
American Express Co., Sr. Unsec’d. Notes	A3	2.650%	12/02/22	3,202	3,137,806
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	Baa2	4.750%	03/16/16	1,650	1,773,750
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	3.875%	09/20/22	750	756,866
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	A3	3.875%	09/27/22	1,730	1,770,864
Bank of America Corp., Jr. Sub. Notes, Ser. K(a)(e)	B1	8.000%	12/29/49	3,500	3,933,300
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	3.300%	01/11/23	4,275	4,215,402
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	Baa2	3.750%	07/12/16	1,340	1,425,179
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%	01/24/22	1,775	2,079,130
Bank of America Corp., Sr. Unsec’d. Notes(e)	Baa2	6.000%	09/01/17	4,590	5,328,747
Bank of America NA, Sub. Notes	Baa1	5.300%	03/15/17	790	885,178
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(e)	A2	6.750%	05/22/19	1,610	2,002,645
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	A2	7.250%	02/01/18	1,575	1,957,360
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	5.250%	02/21/17	2,460	2,776,403
Capital One Financial Corp., Sub. Notes	Baa2	6.150%	09/01/16	700	804,706
Citigroup, Inc., Sr. Unsec’d. Notes(e)	Baa2	6.125%	11/21/17	2,050	2,423,860
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	05/15/18	2,500	2,978,325
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.125%	07/15/39	4,120	6,039,191
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%	05/22/19	1,375	1,831,841
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	2,005	2,495,860
Fifth Third Bank, Sr. Unsec’d. Notes	A3	1.450%	02/28/18	3,275	3,274,214
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(e)	A3	3.625%	01/22/23	1,950	1,963,715
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(e)	A3	5.750%	01/24/22	2,250	2,616,129
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.000%	06/15/20	2,420	2,856,120
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.150%	04/01/18	1,355	1,596,687
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(e)(f)	A3	6.250%	09/01/17	3,195	3,752,962
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.250%	02/01/41	2,195	2,608,439
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.750%	10/01/37	440	493,059
HSBC Holdings PLC (United Kingdom), Sub. Notes	A3	6.500%	09/15/37	1,625	1,990,435
Huntington BancShares, Inc., Sub. Notes	Baa2	7.000%	12/15/20	260	324,744
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A(a)	Ba3	7.250%	08/29/49	2,380	2,403,800
ING Bank NV (Netherlands), Unsec’d. Notes, 144A	A2	2.000%	09/25/15	770	782,320
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes(e)	Baa2	3.125%	01/15/16	1,625	1,588,507
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)(e)	Ba1	7.900%	04/29/49	6,130	7,042,322
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.150%	07/05/16	2,245	2,380,340
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.250%	09/23/22	500	499,228
JPMorgan Chase & Co., Sr. Unsec’d. Notes(e)	A2	4.250%	10/15/20	600	658,330
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.400%	07/22/20	5,100	5,653,498
KeyCorp, Sr. Unsec’d. Notes, MTN(e)	Baa1	5.100%	03/24/21	1,155	1,344,670
Krung Thai Bank PCL (Thailand), Jr. Sub. Notes(a)	B2	7.378%	10/29/49	1,590	1,664,763
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	A2	5.800%	01/13/20	2,650	3,119,819
Mizuho Corporate Bank Ltd. (Japan), Gtd. Notes, 144A	A1	1.850%	03/21/18	1,125	1,127,925
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.625%	09/23/19	2,635	3,029,934
Morgan Stanley, Sr. Unsec’d. Notes(e)	Baa1	5.750%	01/25/21	1,920	2,218,729
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	5.450%	01/09/17	4,035	4,516,492
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	5.500%	07/28/21	1,650	1,891,573
People’s United Financial, Inc., Sr. Unsec’d. Notes	A3	3.650%	12/06/22	1,675	1,707,294
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	2.550%	09/18/15	625	642,368
Royal Bank of Scotland PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	Baa1	6.400%	10/21/19	1,525	1,820,721
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	09/24/15	950	974,078
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	04/19/16	525	561,422
State Street Corp., Jr. Sub. Debs.(a)	Baa1	4.956%	03/15/18	3,025	3,436,464
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes(e)	Aa3	3.000%	01/18/23	2,250	2,250,128
US Bancorp, Jr. Sub. Notes	A3	3.442%	02/01/16	4,120	4,385,031
Wells Fargo & Co., Sr. Unsec’d. Notes(d)	A2	3.676%	06/15/16	7,240	7,828,706

					133,621,379

Brokerage — 0.2%
Jefferies Group LLC, Sr. Unsec’d. Notes(e)	Baa3	6.500%	01/20/43	650	692,896
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(g)	NR	6.875%	05/02/18	2,740	746,650
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	Baa3	2.000%	09/13/16	950	947,670

					2,387,216

Building Materials & Construction — 1.0%
Masco Corp., Sr. Unsec’d. Notes	Ba3	7.125%	08/15/13	2,600	2,652,637
Mohawk Industries, Inc., Sr. Unsec’d. Notes	Ba1	3.850%	02/01/23	784	797,016
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	5.125%	06/26/22	2,500	2,628,750
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A(e)	Baa3	7.125%	06/26/42	1,540	1,744,050
Toll Brothers Finance Corp., Gtd. Notes	Ba1	5.150%	05/15/15	4,695	4,979,663

					12,802,116

Cable — 2.2%
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625%	11/15/17	2,300	2,458,125
Columbus International, Inc. (Barbados), Sr. Sec’d. Notes, 144A (original cost $410,238; purchased 9/13/12)(c)(h)	B2	11.500%	11/20/14	370	412,550
CSC Holdings LLC, Sr. Unsec’d. Notes(e)	Ba3	6.750%	11/15/21	2,225	2,494,781
CSC Holdings LLC, Sr. Unsec’d. Notes(e)	Ba3	8.625%	02/15/19	1,610	1,932,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	2,825	2,999,955
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(e)	Baa2	3.550%	03/15/15	275	287,875
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(e)	Baa2	5.150%	03/15/42	1,375	1,328,816
Echostar DBS Corp., Gtd. Notes	Ba2	6.625%	10/01/14	1,400	1,489,250
Echostar DBS Corp., Gtd. Notes	Ba2	7.000%	10/01/13	2,000	2,051,250
Lynx I Corp., Sr. Sec’d. Notes, 144A	Ba3	6.000%	04/15/21	GBP 1,050	1,639,703
Nara Cable Funding Ltd., (Ireland), Sr. Sec’d. Notes, Reg.-S	B1	8.875%	12/01/18	EUR 800	1,074,194
TCI Communications, Inc., Sr. Unsec’d. Notes	A3	7.875%	02/15/26	750	1,037,354
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.750%	07/01/18	5,520	6,792,757
Videotron Ltee (Canada), Gtd. Notes	Ba2	9.125%	04/15/18	1,996	2,097,048

					28,095,658

Capital Goods — 1.4%
Case New Holland, Inc., Gtd. Notes	Ba2	7.750%	09/01/13	1,000	1,024,000
Caterpillar Financial Services Corp., Notes, MTN	A2	2.625%	03/01/23	1,275	1,267,922
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $887,675; purchased 10/10/12)(c)(h)	Baa1	5.625%	03/15/42	825	919,734
General Electric Co., Sr. Unsec’d. Notes(e)	Aa3	4.125%	10/09/42	1,275	1,278,245
Hutchison Whampoa International (11) Ltd. (Cayman Islands), Gtd. Notes, 144A	A3	4.625%	01/13/22	1,140	1,243,444
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A (original cost $474,815; purchased 07/10/12)(c)(h)	Baa3	2.500%	07/11/14	475	482,491
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A (original cost $2,022,003; purchased 09/24/12)(c)(h)	Baa3	2.500%	03/15/16	2,025	2,074,118
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $674,345; purchased 05/08/12)(c)(h)	Baa3	3.125%	05/11/15	675	698,414
Rockwell Automation, Inc., Sr. Unsec’d. Notes	A3	5.200%	01/15/98	1,100	1,093,679
Textron, Inc., Sr. Unsec’d. Notes	Baa3	7.250%	10/01/19	2,350	2,845,676
Tyco Flow Control International Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	1.875%	09/15/17	625	624,997
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.500%	06/01/42	2,425	2,584,730
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21	1,960	2,213,538

					18,350,988

Chemicals — 0.7%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.125%	01/15/41	450	505,045
Ashland, Inc., Gtd. Notes, 144A(e)	Ba1	4.750%	08/15/22	875	890,313
CF Industries, Inc., Gtd. Notes	Baa3	6.875%	05/01/18	380	455,298
CF Industries, Inc., Gtd. Notes(e)	Baa3	7.125%	05/01/20	300	371,701
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	9.400%	05/15/39	1,252	1,990,898
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.150%	02/15/43	600	609,272
Sibur Securities Ltd. (Ireland), Gtd. Notes, 144A	Ba1	3.914%	01/31/18	1,050	1,031,625
Union Carbide Corp., Sr. Unsec’d. Notes(e)	Baa2	7.875%	04/01/23	3,058	3,836,695

					9,690,847

Consumer — 0.6%
ADT Corp. (The), Sr. Unsec’d. Notes, 144A	Baa2	4.125%	06/15/23	500	518,813
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	BB-(b)	10.875%	04/15/16	4,467	4,723,897
Service Corp. International, Sr. Unsec’d. Notes	Ba3	7.625%	10/01/18	2,000	2,347,500

					7,590,210

Electric — 1.8%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	9.750%	04/15/16	775	924,188
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	2,325	2,692,055
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.350%	08/01/13	625	637,495
ENEL Finance International NV (Netherlands), Gtd. Notes, 144A	Baa2	6.000%	10/07/39	1,450	1,379,961
Enersis SA (Chile), Sr. Unsec’d. Notes	Baa2	7.375%	01/15/14	3,700	3,863,277
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900%	06/15/15	500	541,224
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	Baa2	6.200%	10/01/17	1,930	2,262,711
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(e)	Baa2	6.250%	10/01/39	1,900	2,206,409
FirstEnergy Corp., Sr. Unsec’d. Notes, Ser. A	Baa3	2.750%	03/15/18	1,800	1,820,381
Iberdrola International BV (Netherlands), Gtd. Notes	Baa1	6.750%	09/15/33	1,150	1,239,441
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	Baa3	6.650%	05/15/18	1,953	2,288,207
Westar Energy, Inc., First Mtge. Bonds	A3	4.100%	04/01/43	475	482,922
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	1,947	2,247,759

					22,586,030

Energy – Integrated — 0.7%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.450%	09/15/42	1,825	1,786,808
LUKOIL International Finance BV (Netherlands), Gtd. Notes, 144A	Baa2	7.250%	11/05/19	1,300	1,553,500
Pacific Rubiales Energy Corp. (Canada), Gtd. Notes, 144A(e)	Ba2	7.250%	12/12/21	1,340	1,522,910
Pacific Rubiales Energy Corp. (Canada), Gtd. Notes, Reg.-S	Ba2	7.250%	12/12/21	340	386,410
Sasol Financing International PLC (Isle of Man), Gtd. Notes	Baa1	4.500%	11/14/22	2,725	2,694,344
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A, MTN	Baa2	6.625%	03/20/17	585	661,050

					8,605,022

Energy – Other — 1.5%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, Reg.-S	B(b)	11.500%	02/01/16	600	711,000
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17	2,515	3,001,934
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.450%	09/15/36	1,450	1,782,154
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.950%	06/15/19	250	314,744
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21	1,650	1,722,211
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.000%	03/01/41	1,650	1,969,887
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.875%	05/01/18	1,750	2,132,057
Precision Drilling Corp. (Canada), Gtd. Notes	Ba1	6.625%	11/15/20	1,000	1,067,500
Reliance Holdings USA, Inc., Gtd. Notes, 144A	Baa2	5.400%	02/14/22	1,860	2,073,351
Rosneft Oil Co. Via Rosneft International Finance Ltd. (Ireland), Sr. Unsec’d. Notes, 144A(e)	Baa1	3.149%	03/06/17	1,165	1,170,825
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	2.500%	10/15/17	1,075	1,088,604
Weatherford International Ltd. (Bermuda), Gtd. Notes(e)	Baa2	5.125%	09/15/20	1,165	1,256,554
Weatherford International Ltd. (Bermuda), Gtd. Notes(e)	Baa2	5.950%	04/15/42	1,550	1,597,603

					19,888,424

Foods — 1.8%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	6.875%	11/15/19	2,200	2,849,667
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(f)	A3	7.750%	01/15/19	1,640	2,155,142
ARAMARK Corp., Gtd. Notes, 144A	B3	5.750%	03/15/20	1,350	1,380,375
Corp. Pesquera Inca SAC (Peru), Gtd. Notes, 144A(e)	B2	9.000%	02/10/17	1,000	1,016,000
Cott Beverages, Inc., Gtd. Notes	B3	8.125%	09/01/18	1,756	1,918,430
Dole Food Co., Inc., Sec’d. Notes	B2	13.875%	03/15/14	2,600	2,769,000
H.J. Heinz Co., Sr. Unsec’d. Notes(e)	Baa2	2.850%	03/01/22	760	768,075
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875%	05/15/17	1,500	1,573,125
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,226,925; purchased 12/08/11)(c)(h)	Ba3	7.250%	06/01/21	1,330	1,393,175
Kraft Foods Group, Inc., Sr. Unsec’d. Notes(e)	Baa2	5.000%	06/04/42	900	964,994
Minerva Luxembourg SA (Luxembourg), Gtd. Notes, 144A	B1	12.250%	02/10/22	725	902,625
Stater Bros. Holdings, Inc., Gtd. Notes	B2	7.750%	04/15/15	2,200	2,200,000
SUPERVALU, Inc., Sr. Unsec’d. Notes(e)	Caa1	7.500%	11/15/14	2,415	2,424,080
Tyson Foods, Inc., Gtd. Notes(d)	Baa3	6.600%	04/01/16	1,000	1,145,496

					23,460,184

Gaming — 0.6%
Ameristar Casinos, Inc., Gtd. Notes(e)	B3	7.500%	04/15/21	1,550	1,699,187
Marina District Finance Co., Inc., Sr. Sec’d. Notes(e)	B2	9.500%	10/15/15	1,710	1,761,300
Pinnacle Entertainment, Inc., Gtd. Notes	B1	8.625%	08/01/17	2,500	2,653,125
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $1,404,000; purchased 06/22/11-06/28/12)(c)(h)	B1	11.375%	07/15/16	1,300	1,394,250

					7,507,862

Healthcare & Pharmaceutical — 1.8%
AbbVie, Inc., Sr. Unsec’d. Notes, 144A	Baa1	4.400%	11/06/42	850	857,007
Amgen, Inc., Sr. Unsec’d. Notes(e)	Baa1	5.150%	11/15/41	2,515	2,698,653
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	05/15/43	405	450,538
CHS/Community Health Systems, Inc., Gtd. Notes(e)	B3	8.000%	11/15/19	2,500	2,768,750
Express Scripts Holding Co., Gtd. Notes	Baa3	2.750%	11/21/14	3,750	3,862,459
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41	825	1,001,176
HCA, Inc., Gtd. Notes	B3	8.000%	10/01/18	2,250	2,632,500
HCA, Inc., Sr. Unsec’d. Notes	B3	6.375%	01/15/15	1,000	1,071,250
HCA, Inc., Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14	320	354,400
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes .	Baa2	3.750%	08/23/22	225	230,982
Mylan, Inc., Gtd. Notes, 144A(e)	Baa3	7.625%	07/15/17	2,030	2,256,649
St. Jude Medical, Inc., Sr. Unsec’d. Notes	Baa1	4.750%	04/15/43	1,300	1,324,946
Valeant Pharmaceuticals International, Gtd. Notes, 144A .	B1	6.875%	12/01/18	1,500	1,611,562
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	4.625%	10/01/42	700	706,149
Zoetis, Inc., Sr. Unsec’d. Notes, 144A(e)	Baa2	3.250%	02/01/23	200	202,817
Zoetis, Inc., Sr. Unsec’d. Notes, 144A(e)	Baa2	4.700%	02/01/43	1,525	1,556,752

					23,586,590

Healthcare Insurance — 1.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	12/15/37	1,900	2,529,886
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	4.375%	12/15/20	745	830,165
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.375%	03/15/17	2,125	2,426,912
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	750	895,541
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	01/15/15	4,025	4,351,556
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(e)	A3	4.250%	03/15/43	1,200	1,179,946
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%	06/15/37	760	979,984
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37	195	254,188
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	05/15/42	525	527,070
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.650%	01/15/43	1,225	1,224,664

					15,199,912

Insurance — 3.2%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	5.500%	11/15/20	430	486,463
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	7.500%	08/01/16	2,475	2,943,292
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	5.200%	01/15/42	225	259,055
American International Group, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.250%	05/15/13	1,820	1,828,066
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	5.050%	10/01/15	315	345,074
American International Group, Inc., Sr. Unsec’d. Notes(e)	Baa1	6.400%	12/15/20	950	1,176,524
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	2,005	2,597,504
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	3,700	4,331,279
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	3,350	3,568,581
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(e)	Aa2	4.500%	02/11/43	1,350	1,361,024
Chubb Corp. (The), Jr. Sub. Notes(a)(e)	A3	6.375%	03/29/67	1,775	1,950,281
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.000%	07/15/34	1,350	1,532,070
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes(e)	Baa3	5.125%	04/15/22	500	576,723
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	6.500%	03/15/35	1,030	1,156,068
Lincoln National Corp., Jr. Sub. Notes(a)	Ba1	6.050%	04/20/67	350	351,750
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	1,265	1,666,353
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	1,265	1,714,583
Markel Corp., Sr. Unsec’d. Notes	Baa2	5.000%	03/30/43	350	349,973
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	A1	8.875%	06/01/39	1,200	1,855,006
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A(a)	A2	5.000%	10/18/42	850	868,338
Northwestern Mutual Life Insurance, Sub. Notes, 144A	Aa2	6.063%	03/30/40	500	627,826
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	850	1,004,347
Principal Financial Group, Inc., Gtd. Notes	A3	4.625%	09/15/42	150	154,532
Progressive Corp. (The), Jr. Sub. Notes(a)(e)	A2	6.700%	06/15/37	1,015	1,121,575
Sompo Japan Insurance, Inc. (Japan), Jr. Sub. Notes, 144A(a)	A3	5.325%	03/28/73	575	573,563
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A(e)	Aa2	6.850%	12/16/39	2,310	3,082,425
Unum Group, Sr. Unsec’d. Notes	Baa2	5.625%	09/15/20	500	579,474
Willis Group Holdings PLC (Ireland), Gtd. Notes	Baa3	4.125%	03/15/16	1,280	1,360,029
XL Group PLC (Ireland), Jr. Sub. Notes, Ser. E(a)	Ba1	6.500%	12/31/49	1,880	1,837,700
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	140	147,717

					41,407,195

Lodging — 0.5%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	1,921	2,146,718
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.250%	09/15/22	1,325	1,330,365
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	2.950%	03/01/17	2,420	2,490,320

					5,967,403

Media & Entertainment — 2.7%
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	Baa1	6.100%	02/15/18	210	248,608
CBS Corp., Gtd. Notes	Baa2	4.850%	07/01/42	2,450	2,382,650
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B1	9.125%	08/01/18	2,300	2,576,000
Globo Comunicacao e Participacoes SA (Brazil), Sr. Unsec’d. Notes, 144A(d)	Baa2	5.307%	05/11/22	900	969,750
Historic TW, Inc., Gtd. Notes	Baa2	6.625%	05/15/29	665	821,358
Liberty Interactive LLC, Sr. Unsec’d. Notes	B2	5.700%	05/15/13	800	802,213
NBCUniversal Media LLC, Sr. Unsec’d. Notes	A3	4.375%	04/01/21	1,350	1,518,954
NBCUniversal Media LLC, Sr. Unsec’d. Notes	A3	4.450%	01/15/43	2,675	2,640,038
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	460	539,723
News America, Inc., Gtd. Notes(e)	Baa1	6.150%	02/15/41	1,430	1,712,369
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	65	82,751
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,415	1,853,429
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625%	02/01/14	1,400	1,508,500
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba3	4.950%	04/01/14	7,000	7,192,500
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba3	8.600%	08/15/16	4,750	5,462,500
Time Warner Cos., Inc., Gtd. Notes	Baa2	6.950%	01/15/28	1,702	2,200,477
Time Warner Cos., Inc., Gtd. Notes(e)	Baa2	7.250%	10/15/17	1,440	1,786,907
Viacom, Inc., Sr. Unsec’d. Notes, 144A	Baa1	4.375%	03/15/43	1,158	1,069,841

					35,368,568

Metals — 1.4%
Adaro Indonesia PT (Indonesia), Gtd. Notes, Reg.-S	Ba1	7.625%	10/22/19	745	806,463
Berau Capital Resources Pte Ltd. (Singapore), Sr. Sec’d. Notes, Reg.-S	B1	12.500%	07/08/15	1,600	1,704,000
Indo Integrated Energy II BV, (Netherlands), Sr. Sec’d. Notes, Reg.-S	B1	9.750%	11/05/16	2,025	2,171,813
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	415	476,634
Novelis, Inc. (Canada), Gtd. Notes	B2	8.375%	12/15/17	3,525	3,859,875
Peabody Energy Corp., Gtd. Notes(e)	Ba1	6.000%	11/15/18	4,075	4,329,687
Raspadskaya OJSC Via Raspadskaya Securities Ltd. (Ireland), Sr. Sec’d. Notes, 144A	B1	7.750%	04/27/17	1,000	1,065,000
Southern Copper Corp., Sr. Unsec’d. Notes(e)	Baa2	6.750%	04/16/40	990	1,116,089
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	550	659,887
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144	Baa2	2.850%	11/10/14	1,825	1,870,424

					18,059,872

Non-Captive Finance — 2.3%
Cielo SA/Cielo USA, Inc. (Brazil), Gtd. Notes, 144A(e)	Baa2	3.750%	11/16/22	1,675	1,609,675
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(e)	A1	5.875%	01/14/38	675	787,040
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(f)	A1	6.000%	08/07/19	6,315	7,666,820
General Electric Capital Corp., Sub. Notes(e)	A2	5.300%	02/11/21	1,185	1,358,456
HSBC Finance Corp., Sub. Notes	Baa2	6.676%	01/15/21	295	349,084
International Lease Finance Corp., Sr. Sec’d. Notes, 14	Ba2	6.500%	09/01/14	2,875	3,061,875
International Lease Finance Corp., Sr. Unsec’d. Notes(e)	Ba3	5.750%	05/15/16	1,125	1,215,000
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	6.250%	05/15/19	1,400	1,533,000
Nelnet, Inc., Jr. Sub. Notes(a)	Ba2	3.659%	09/29/36	3,775	2,802,938
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(a)(c)	Aa2	1.030%	07/03/33	1,522	1,187,400
Schahin II Finance Co. SPV Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A(e)	Baa3	5.875%	09/25/22	1,865	1,929,792
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.050%	11/14/14	4,150	4,375,366
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	6.000%	01/25/17	1,075	1,169,062
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	Caa1	6.900%	12/15/17	1,000	1,005,000

					30,050,508

Packaging — 0.3%
Greif Luxembourg Finance SCA (Luxembourg), Gtd. Notes, 144A, MTN	Ba2	7.375%	07/15/21	EUR 1,470	2,129,288
Greif, Inc., Sr. Unsec’d. Notes	Ba2	7.750%	08/01/19	1,815	2,114,475

					4,243,763

Paper — 0.9%
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000%	11/15/41	675	785,347
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.300%	11/15/39	1,000	1,318,386
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	2,205	2,837,817
MeadWestvaco Corp., Sr. Unsec’d. Notes(e)	Baa3	7.375%	09/01/19	4,400	5,355,852
Rock-Tenn Co., Gtd. Notes	Ba1	4.450%	03/01/19	1,165	1,264,727

					11,562,129

Pipelines & Other — 0.7%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	5.150%	02/01/43	775	763,309
Enterprise Products Operating LLC, Gtd. Notes	Baa1	5.700%	02/15/42	900	1,021,174
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(e)	Baa2	5.000%	08/15/42	550	557,564
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	7.300%	08/15/33	1,550	1,983,386
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	1,345	1,576,344
ONEOK Partners LP, Gtd. Notes	Baa2	2.000%	10/01/17	750	757,908
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.500%	06/01/16	2,275	2,651,419

					9,311,104

Real Estate Investment Trusts — 0.8%
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14	2,900	3,061,223
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20	8	9,817
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%	01/30/17	45	47,423
Simon Property Group LP, Sr. Unsec’d. Notes(e)	A3	3.375%	03/15/22	325	339,883
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	40	48,871
Simon Property Group LP, Sr. Unsec’d. Notes	A3	10.350%	04/01/19	1,685	2,431,689
WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A	A2	5.750%	09/02/15	4,000	4,442,236

					10,381,142

Retailers — 0.5%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	2,000	2,470,944
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500%	05/15/16	2,565	2,693,250
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(e)	Aa2	5.625%	04/15/41	1,190	1,488,409

					6,652,603

Technology — 1.6%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	600	622,985
Avaya, Inc., Gtd. Notes, 144A	Caa1	10.500%	03/01/21	2,500	2,381,250
CDW LLC/CDW Finance Corp., Gtd. Notes	Caa1	12.535%	10/12/17	1,944	2,087,370
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	10/01/15	195	204,660
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	6.875%	05/01/20	2,875	3,090,625
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	7.750%	12/15/18	1,700	1,863,625
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	2,794	2,954,655
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500%	08/12/15	1,000	1,053,750
SunGard Data Systems, Inc., Gtd. Notes(e)	Caa1	7.625%	11/15/20	1,700	1,842,375
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes(e)	B2	11.375%	06/15/18	1,850	2,127,500
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,000	2,106,684

					20,335,479

Telecommunications — 1.5%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40	655	762,432
AT&T Corp., Gtd. Notes(a)	A3	8.000%	11/15/31	103	150,290
AT&T, Inc., Sr. Unsec’d. Notes	A3	5.350%	09/01/40	483	517,089
AT&T, Inc., Sr. Unsec’d. Notes	A3	6.550%	02/15/39	1,990	2,458,231
Bharti Airtel International Netherlands BV (Netherlands), Gtd. Notes, 144A	BB+(b)	5.125%	03/11/23	650	652,600
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes(d)	Baa2	9.625%	12/15/30	328	508,406
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	2,255	3,000,954
Eileme 2 AB (Sweden), Sr. Sec’d. Notes, Reg.-S	B3	11.750%	01/31/20	EUR1,400	2,072,758
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,303,800; purchased 04/22/10)(c)(h)	Baa3	7.995%	06/01/36	1,250	1,315,887
MetroPCS Wireless, Inc., Gtd. Notes(e)	B1	7.875%	09/01/18	775	846,687
Qwest Corp., Sr. Unsec’d. Notes(a)	Baa3	3.530%	06/15/13	3,750	3,763,110
SK Telecom Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A, MTN	A3	2.125%	05/01/18	675	677,263
Vimpel Communications Via Vip Finance Ireland Ltd. OJSC (Ireland), Sr. Unsec’d. Notes, 144A(e)	Ba3	7.748%	02/02/21	1,300	1,456,000
Vimpel Communications Via Vip Finance Ireland Ltd. OJSC (Ireland), Sr. Unsec’d. Notes, 144A(c)	Ba3	9.125%	04/30/18	200	237,350
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, 144A	B3	11.750%	07/15/17	EUR450	608,560

					19,027,617

Tobacco — 0.7%
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	2,715	4,483,668
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	Baa3	2.050%	02/11/18	2,375	2,389,915
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.500%	08/04/16	515	544,864
Lorillard Tobacco Co., Gtd. Notes(e)	Baa2	8.125%	06/23/19	895	1,138,648

					8,557,095

TOTAL CORPORATE BONDS (cost $524,028,526)					572,598,240

COVERED BONDS — 0.5%
Banking
Depfa ACS Bank (Ireland), Covered Notes, 144A	A3	5.125%	03/16/37	3,065	2,574,600
Swedbank Hypotek AB (Sweden), Covered Notes, 144A	Aaa	1.375%	03/28/18	3,370	3,368,379

TOTAL COVERED BONDS (cost $6,375,749)					5,942,979

FOREIGN AGENCIES — 3.5%
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	A1	5.888%	06/15/19	2,492	2,828,430
Dubai Electricity & Water Authority (United Arab Emirates), Sr. Unsec’d. Notes, 144A	Baa3	8.500%	04/22/15	1,275	1,426,406
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	Ba1	5.375%	11/04/16	265	284,583
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	4.950%	05/23/16	1,950	2,086,188
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	6.510%	03/07/22	975	1,126,125
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	9.250%	04/23/19	2,845	3,670,050
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, Reg.-S	Baa1	9.250%	04/23/19	1,080	1,393,200
KazMunayGas National Co. (Netherlands), Gtd. Notes, 144A, MTN	Baa3	9.125%	07/02/18	935	1,177,988
KazMunayGas National Co. (Netherlands), Sr. Unsec’d. Notes, 144A, MTN	Baa3	11.750%	01/23/15	1,475	1,709,156
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	Aa3	3.500%	08/22/17	2,400	2,577,077
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	Aa3	3.875%	05/04/17	2,600	2,815,324
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	Aa3	4.625%	11/16/21	600	673,116
Korea Gas Corp. (South Korea), Sr. Unsec’d. Notes, Reg.-S(e)	A1	4.250%	11/02/20	1,750	1,918,565
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	3.000%	09/19/22	1,450	1,425,427
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A(e)	A1	4.750%	07/13/21	1,650	1,855,176
Majapahit Holding BV (Netherlands), Gtd. Notes, Reg.-S	Baa3	7.750%	10/17/16	2,500	2,900,000
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes(e)	A3	5.375%	01/27/21	2,925	3,156,055
Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes, Ser. 2014	NR	4.900%	10/28/14	3,435	3,306,188
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(e)	Baa1	3.500%	01/30/23	1,125	1,122,187
Petroleos Mexicanos (Mexico), Gtd. Notes(e)	Baa1	4.875%	01/24/22	2,100	2,325,750
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	Baa1	5.500%	06/27/44	980	1,010,870
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%	06/27/44	1,200	1,237,800
Power Sector Assets & Liabilities Management Corp. (Philippines), Gtd. Notes, Reg.-S	Ba1	7.390%	12/02/24	1,750	2,349,375
State Bank of India (India), Sr. Unsec’d. Notes, 144A	Baa2	4.125%	08/01/17	1,250	1,303,793

TOTAL FOREIGN AGENCIES (cost $43,128,971)					45,678,829

MORTGAGE-BACKED SECURITIES — 3.6%
Federal Home Loan Mortgage Corp.		3.500%	TBA 30 YR	500	524,902
Federal Home Loan Mortgage Corp.		5.000%	07/01/19	236	254,566
Federal Home Loan Mortgage Corp.		5.500%	10/01/33 - 06/01/34	1,977	2,212,630
Federal Home Loan Mortgage Corp.		6.000%	11/01/33 - 06/01/34	1,446	1,612,649
Federal Home Loan Mortgage Corp.		6.500%	07/01/32 - 09/01/32	1,251	1,423,757
Federal Home Loan Mortgage Corp.		7.000%	10/01/32	164	192,066
Federal National Mortgage Association		3.500%	TBA 30 YR	3,500	3,687,031
Federal National Mortgage Association		4.000%	05/01/19	174	188,482
Federal National Mortgage Association		4.000%	TBA 30 YR	2,500	2,662,110
Federal National Mortgage Association		4.500%	12/01/18 - 02/01/35	1,475	1,606,608
Federal National Mortgage Association		5.500%	03/01/17 - 06/01/34	4,781	5,234,558
Federal National Mortgage Association		6.000%	09/01/17 - 11/01/36	3,626	4,037,202
Federal National Mortgage Association		6.500%	12/01/14 - 11/01/33	2,586	2,923,777
Federal National Mortgage Association		7.000%	05/01/32 - 06/01/32	199	236,459
Government National Mortgage Association		3.500%	TBA 30 YR	2,000	2,151,250
Government National Mortgage Association		4.500%	TBA 30 YR	1,000	1,094,531
Government National Mortgage Association		4.500%	TBA 30 YR	6,000	6,559,687
Government National Mortgage Association		5.500%	01/15/33 - 07/15/35	3,290	3,633,448
Government National Mortgage Association		6.000%	12/15/32 - 11/15/34	3,170	3,639,176
Government National Mortgage Association		6.500%	09/15/32 - 11/15/33	2,575	2,934,363
Government National Mortgage Association		7.500%	10/15/25 - 02/15/26	68	79,086

TOTAL MORTGAGE-BACKED SECURITIES (cost $44,225,307)					46,888,338

MUNICIPAL BONDS — 2.0%
Bay Area Toll Authority, Revenue Bonds, BABs	A1	6.907%	10/01/50	1,125	1,584,101
Chicago O’Hare International Airport, Revenue Bonds, BABs	A2	6.395%	01/01/40	1,380	1,781,787
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	1,375	1,725,749
New Jersey State Turnpike Authority, Revenue Bonds, Ser. 2010A, BABs	A3	7.102%	01/01/41	1,175	1,671,167
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	2,050	2,994,681
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	695	799,681
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	450	517,621
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	615	788,738
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	800	946,960
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50	1,000	1,339,980
State of California, General Obligation Unlimited, BABs	A1	7.300%	10/01/39	2,280	3,177,522
State of California, General Obligation Unlimited, BABs	A1	7.625%	03/01/40	725	1,044,109
State of Illinois, General Obligation Bonds	A2	4.421%	01/01/15	5,030	5,293,823
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	425	518,806
University of California, Revenue Bonds, BABs	Aa1	5.770%	05/15/43	1,400	1,690,262

TOTAL MUNICIPAL BONDS (cost $20,745,392)					25,874,987

SOVEREIGNS — 5.4%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	5.625%	01/07/41	1,000	1,170,000
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	7.125%	01/20/37	900	1,248,750
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	7.375%	02/03/15	EUR900	1,290,494
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	8.250%	01/20/34	510	775,200
Brazilian Government International Bond (Brazil), Unsec’d. Notes	Baa2	11.000%	06/26/17	EUR1,600	2,860,278
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	Baa3	7.375%	09/18/37	900	1,287,000
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	Ba1	4.125%	02/19/18	2,350	2,244,250
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	Ba1	5.375%	02/21/23	1,360	1,280,100
Indonesia Government International Bond, (Indonesia), Sr. Unsec’d. Notes, Reg.-S	Baa3	4.875%	05/05/21	1,600	1,752,000
Ireland Government Bond (Ireland), Bonds	Ba1	4.400%	06/18/19	EUR2,880	3,866,359
Ireland Government Bond (Ireland), Bonds	Ba1	4.500%	04/18/20	EUR2,600	3,481,731
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	4.750%	05/01/17	EUR1,970	2,653,737
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	6.500%	11/01/27	EUR3,545	5,197,716
Italy Government International Bond, (Italy), Sr. Unsec’d. Notes, Reg.-S	Baa2	3.450%	03/24/17	JPY120,000	1,274,715
Italy Government International Bond, (Italy), Sr. Unsec’d. Notes	Baa2	4.500%	06/08/15	JPY130,000	1,429,075
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	4.750%	03/08/44	1,450	1,504,375
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	4.250%	07/14/17	EUR2,860	4,058,376
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	5.500%	02/17/20	EUR920	1,416,641
Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Pass-thru Certs., 144A(i)	Baa2	2.000%	05/31/18	1,087	983,719
Peruvian Government International Bond, (Peru), Sr. Unsec’d. Notes, Reg.-S	Baa2	7.500%	10/14/14	EUR1,700	2,412,801
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	Ba1	6.250%	03/15/16	EUR850	1,228,497

Portugal Government International Bond, (Portugal), Sr. Unsec’d. Notes, MTN, Reg.-S	BB(b)	3.500%	03/25/15	1,880	1,833,000
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes	Ba3	3.850%	04/15/21	EUR 500	545,852
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes	Ba3	4.100%	04/15/37	EUR 540	491,695
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes	Ba3	4.450%	06/15/18	EUR 950	1,162,621
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes	Ba3	4.750%	06/14/19	EUR 4,025	4,875,486
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	5.750%	01/20/42	900	1,080,000
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, 144A(d)	Baa1	7.500%	03/31/30	946	1,171,238
South Africa Government International Bond (South Africa), Unsec’d. Notes, Ser. E, MTN	Baa1	4.500%	04/05/16	EUR 800	1,114,187
Spain Government Bond (Spain), Bonds	Baa3	4.250%	10/31/16	EUR 2,850	3,745,822
Spain Government Bond (Spain), Bonds	Baa3	5.850%	01/31/22	EUR 1,845	2,508,104
Spain Government Bond (Spain), Sr. Unsec’d. Notes	Baa3	4.700%	07/30/41	EUR 465	515,713
Spain Government International Bond (Spain), Notes, 144A, MTN(e)	Baa3	4.000%	03/06/18	1,500	1,485,900
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, Ser. E, MTN	Baa3	3.625%	06/17/13	2,400	2,402,880
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	Ba1	7.000%	06/05/20	1,510	1,853,525
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	Ba1	8.000%	02/14/34	845	1,161,875

TOTAL SOVEREIGNS (cost $67,372,848)					69,363,712

U.S. GOVERNMENT TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Bonds(e)		2.750%	11/15/42	4,105	3,804,822
U.S. Treasury Bonds(f)(j)		7.250%	08/15/22	4,905	7,285,455
U.S. Treasury Notes		0.250%	02/28/15	1,400	1,400,109
U.S. Treasury Notes		0.250%	03/31/15	485	485,038
U.S. Treasury Notes		0.750%	02/28/18	705	704,835
U.S. Treasury Notes		0.750%	03/31/18	540	539,325
U.S. Treasury Notes(e)		2.000%	02/15/23	4,405	4,460,750

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $18,582,562)					18,680,334

				Shares
PREFERRED STOCK — 0.1%
Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(a) (cost $1,125,000)				45,000	1,286,550

TOTAL LONG-TERM INVESTMENTS (cost $1,070,615,592)					1,151,154,349

SHORT-TERM INVESTMENTS — 19.7%
AFFILIATED MUTUAL FUNDS — 19.7%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(k) (cost $123,914,836)				12,612,483	117,548,339
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(k)(l) (cost $136,523,881; includes $109,451,975 of cash collateral received for securities on loan)				136,523,881	136,523,881

TOTAL AFFILIATED MUTUAL FUNDS (cost $260,438,717)					254,072,220

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(m)
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 2.210% and pay a floating rate based on 3 month LIBOR, expiring 09/23/13	Deutsche Bank AG	$6,300	132,383
Receive a fixed rate of 2.220% and pay a floating rate based on 3 month LIBOR, expiring 09/23/13	Deutsche Bank AG	13,885	299,388

TOTAL OPTIONS PURCHASED (cost $411,774)			431,771

TOTAL SHORT-TERM INVESTMENTS (cost $260,850,491)			254,503,991

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 109.0% (cost $1,331,466,083)			1,405,658,340

OPTIONS WRITTEN*(m)
Call Options
Interest Rate Swap Options,
Pay a fixed rate of 1.710% and receive a floating rate based on 3 month LIBOR, expiring 09/23/13	Deutsche Bank AG	6,300	(21,939)
Pay a fixed rate of 1.720% and receive a floating rate based on 3 month LIBOR, expiring 09/23/13	Deutsche Bank AG	13,885	(50,691)

TOTAL OPTIONS WRITTEN (premiums received $71,278)			(72,630)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 109.0% (cost $1,331,394,805)			1,405,585,710
LIABILITIES IN EXCESS OF OTHER ASSETS(n) — (9.0)%			(116,459,155)

NET ASSETS — 100.0%			$1,289,126,555

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
Reg.-S	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
I/O	Interest Only
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi

COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand
BBR	New Zealand Bank Bill Rate
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
bps	Basis Points

†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(b)	Standard & Poor’s Rating.
(c)	Indicates a security that has been deemed illiquid.
(d)	Represents a step bond. Rate shown reflects the rate in effect at March 31, 2013.
(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $107,295,735; cash collateral of $109,451,975 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(h)	Indicates a restricted security; the aggregate original cost of such securities is $8,403,801. The aggregate value of $8,690,619 is approximately 0.7% of net assets.
(i)	Represents zero coupon bond. Rate shown reflects the effective yield at March 31, 2013.
(j)	Represents security, or a portion thereof, segregated as collateral for futures contract.
(k)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(m)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.
(n)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation/ (Depreciation)(1)
	Long Positions:
206	2 Year U.S. Treasury Notes	Jun. 2013	$45,393,972	$45,413,344	$19,372
1,451	5 Year U.S. Treasury Notes	Jun. 2013	179,137,041	180,003,352	866,311
672	10 Year U.S. Treasury Notes	Jun. 2013	87,937,834	88,693,500	755,666
329	U.S. Long Bond	Jun. 2013	46,595,079	47,530,219	935,140
33	U.S. Ultra Bond	Jun. 2013	5,175,047	5,200,594	25,547

					2,602,036

	Short Positions:
153	2 Year Euro-Schatz	Jun. 2013	21,714,673	21,734,425	(19,752)
73	5 Year Euro-BOBL	Jun. 2013	11,828,961	11,857,868	(28,907)

					(48,659)

					$2,553,377

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.

Forward foreign currency exchange contracts outstanding at March 31, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at March 31, 2013	Unrealized Appreciation/ (Depreciation)(1)
Australian Dollar expiring 04/23/13	Deutsche Bank Securities Corp.	AUD	1,876	$1,951,300	$1,949,881	$(1,419)
Australian Dollar expiring 04/23/13	Goldman Sachs & Co.	AUD	6,743	7,027,943	7,008,534	(19,409)
Australian Dollar expiring 04/23/13	Goldman Sachs & Co.	AUD	2,622	2,705,900	2,724,999	19,099
Australian Dollar expiring 04/23/13	Goldman Sachs & Co.	AUD	1,896	1,942,800	1,970,411	27,611
Australian Dollar expiring 04/23/13	Goldman Sachs & Co.	AUD	1,883	1,939,700	1,957,541	17,841
Australian Dollar expiring 04/23/13	Goldman Sachs & Co.	AUD	1,246	1,275,700	1,294,723	19,023
Australian Dollar expiring 04/23/13	HSBC Securities, Inc.	AUD	1,905	1,942,900	1,980,197	37,297
Australian Dollar expiring 04/23/13	JPMorgan Chase & Co.	AUD	1,878	1,931,800	1,951,442	19,642
Australian Dollar expiring 04/23/13	Morgan Stanley	AUD	1,232	1,289,400	1,280,468	(8,932)
Australian Dollar expiring 04/23/13	UBS AG	AUD	1,510	1,551,200	1,569,258	18,058
Canadian Dollar expiring 04/22/13	Citibank NA	CAD	1,959	1,951,300	1,927,816	(23,484)
Canadian Dollar expiring 04/22/13	Deutsche Bank Securities Corp.	CAD	1,313	1,289,400	1,291,710	2,310
Canadian Dollar expiring 04/22/13	HSBC Securities, Inc.	CAD	1,973	1,930,900	1,941,248	10,348
Canadian Dollar expiring 04/22/13	JPMorgan Chase & Co.	CAD	1,984	1,932,800	1,952,375	19,575
Canadian Dollar expiring 04/22/13	Morgan Stanley	CAD	7,677	7,774,793	7,553,523	(221,270)
Canadian Dollar expiring 04/22/13	Morgan Stanley	CAD	1,949	1,950,400	1,917,669	(32,731)
Canadian Dollar expiring 04/22/13	UBS AG	CAD	2,626	2,551,400	2,583,497	32,097
Canadian Dollar expiring 04/22/13	UBS AG	CAD	1,977	1,934,500	1,945,333	10,833
Canadian Dollar expiring 04/22/13	UBS AG	CAD	1,323	1,289,400	1,301,264	11,864
Chilean Peso expiring 06/11/13	Credit Suisse First Boston	CLP	4,393,585	9,134,272	9,222,508	88,236
Chinese Yuan Renminbi expiring 04/12/13	Citibank NA	CNY	41,457	6,598,596	6,666,532	67,936
Chinese Yuan Renminbi expiring 06/21/13	Citibank NA	CNY	17,745	2,825,616	2,842,350	16,734
Chinese Yuan Renminbi expiring 10/29/13	Citibank NA	CNY	8,148	1,288,400	1,296,815	8,415
Chinese Yuan Renminbi expiring 10/29/13	UBS AG	CNY	13,894	2,189,700	2,211,320	21,620
Colombian Peso expiring 04/08/13	Citibank NA	COP	2,343,951	1,321,280	1,283,069	(38,211)
Colombian Peso expiring 04/08/13	Citibank NA	COP	2,314,926	1,304,000	1,267,181	(36,819)
Czech Koruna expiring 04/24/13	Deutsche Bank Securities Corp.	CZK	36,557	1,948,000	1,818,377	(129,623)
Czech Koruna expiring 04/24/13	UBS AG	CZK	50,270	2,586,100	2,500,451	(85,649)

Purchase Contracts	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at March 31, 2013	Unrealized Appreciation/ (Depreciation)(1)
Euro expiring 04/25/13	Barclays Bank PLC	EUR	498	640,835	638,941	(1,894)
Euro expiring 04/25/13	Goldman Sachs & Co.	EUR	1,972	2,586,100	2,528,176	(57,924)
Euro expiring 04/25/13	Goldman Sachs & Co.	EUR	1,696	2,196,000	2,173,754	(22,246)
Euro expiring 04/25/13	Goldman Sachs & Co.	EUR	1,480	1,970,293	1,897,192	(73,101)
Euro expiring 04/25/13	Goldman Sachs & Co.	EUR	1,371	1,832,900	1,757,967	(74,933)
Euro expiring 04/25/13	UBS AG	EUR	1,958	2,616,400	2,510,003	(106,397)
Euro expiring 04/25/13	UBS AG	EUR	1,946	2,586,600	2,494,974	(91,626)
Euro expiring 04/25/13	UBS AG	EUR	1,928	2,591,000	2,472,237	(118,763)
Hungarian Forint expiring 04/24/13	Citibank NA	HUF	420,384	1,948,000	1,765,300	(182,700)
Indian Rupee expiring 04/15/13	UBS AG	INR	142,140	2,616,000	2,606,941	(9,059)
Indian Rupee expiring 04/15/13	UBS AG	INR	105,780	1,951,300	1,940,069	(11,231)
Japanese Yen expiring 04/25/13	Goldman Sachs & Co.	JPY	39,579	447,091	420,521	(26,570)
Mexican Peso expiring 04/22/13	Citibank NA	MXN	32,867	2,580,900	2,655,460	74,560
Mexican Peso expiring 04/22/13	Citibank NA	MXN	20,969	1,658,400	1,694,118	35,718
Mexican Peso expiring 04/22/13	Citibank NA	MXN	16,031	1,290,400	1,295,227	4,827
Mexican Peso expiring 04/22/13	Citibank NA	MXN	2,167	170,211	175,076	4,865
Mexican Peso expiring 04/22/13	HSBC Securities, Inc.	MXN	14,839	1,164,400	1,198,896	34,496
Mexican Peso expiring 04/22/13	Morgan Stanley	MXN	16,076	1,289,400	1,298,842	9,442
Mexican Peso expiring 04/22/13	UBS AG	MXN	101,655	8,007,934	8,213,035	205,101
New Zealand Dollar expiring 04/23/13	Citibank NA	NZD	2,510	2,092,400	2,096,901	4,501
New Zealand Dollar expiring 04/23/13	Citibank NA	NZD	1,548	1,275,700	1,293,603	17,903
New Zealand Dollar expiring 04/23/13	Citibank NA	NZD	192	161,602	160,064	(1,538)
New Zealand Dollar expiring 04/23/13	Deutsche Bank Securities Corp.	NZD	1,543	1,289,400	1,288,828	(572)
New Zealand Dollar expiring 04/23/13	Goldman Sachs & Co.	NZD	9,195	7,631,166	7,681,861	50,695
New Zealand Dollar expiring 04/23/13	Goldman Sachs & Co.	NZD	155	129,000	129,539	539
New Zealand Dollar expiring 04/23/13	HSBC Securities, Inc.	NZD	3,102	2,579,100	2,591,761	12,661
New Zealand Dollar expiring 04/23/13	HSBC Securities, Inc.	NZD	2,342	1,942,800	1,956,333	13,533
New Zealand Dollar expiring 04/23/13	Morgan Stanley	NZD	1,545	1,289,200	1,290,515	1,315
Norwegian Krone expiring 04/24/13	Citibank NA	NOK	7,160	1,295,400	1,224,680	(70,720)
Norwegian Krone expiring 04/24/13	Deutsche Bank Securities Corp.	NOK	22,498	3,867,500	3,848,336	(19,164)
Norwegian Krone expiring 04/24/13	Goldman Sachs & Co.	NOK	62,792	11,217,957	10,740,493	(477,464)
Norwegian Krone expiring 04/24/13	Goldman Sachs & Co.	NOK	14,680	2,586,100	2,510,911	(75,189)
Norwegian Krone expiring 04/24/13	Goldman Sachs & Co.	NOK	11,016	1,931,800	1,884,224	(47,576)
Norwegian Krone expiring 04/24/13	Goldman Sachs & Co.	NOK	7,516	1,289,400	1,285,612	(3,788)
Norwegian Krone expiring 04/24/13	Morgan Stanley	NOK	22,305	3,890,500	3,815,313	(75,187)
Peruvian Nuevo Sol expiring 04/10/13	Citibank NA	PEN	13,340	5,208,573	5,149,065	(59,508)
Peruvian Nuevo Sol expiring 04/10/13	Citibank NA	PEN	5,010	1,944,500	1,933,693	(10,807)
Peruvian Nuevo Sol expiring 04/10/13	Citibank NA	PEN	5,010	1,962,300	1,933,670	(28,630)
Peruvian Nuevo Sol expiring 04/10/13	Citibank NA	PEN	4,976	1,952,100	1,920,605	(31,495)
Philippine Peso expiring 04/18/13	UBS AG	PHP	344,650	8,474,510	8,448,958	(25,552)
Polish Zloty expiring 04/24/13	Barclays Bank PLC	PLN	6,052	1,938,300	1,854,390	(83,910)
Polish Zloty expiring 04/24/13	Citibank NA	PLN	4,569	1,418,100	1,400,177	(17,923)
Polish Zloty expiring 04/24/13	Credit Suisse First Boston	PLN	4,055	1,293,300	1,242,556	(50,744)
Polish Zloty expiring 04/24/13	Goldman Sachs & Co.	PLN	6,216	1,942,800	1,904,763	(38,037)
Polish Zloty expiring 04/24/13	JPMorgan Chase & Co.	PLN	6,125	1,961,600	1,876,961	(84,639)
Romanian Leu expiring 04/24/13	Citibank NA	RON	1,735	514,900	502,080	(12,820)
Romanian Leu expiring 04/24/13	Goldman Sachs & Co.	RON	8,582	2,587,531	2,483,340	(104,191)
Romanian Leu expiring 04/24/13	Goldman Sachs & Co.	RON	8,582	2,574,573	2,483,340	(91,233)
Romanian Leu expiring 04/24/13	Goldman Sachs & Co.	RON	6,957	2,104,600	2,013,035	(91,565)
Romanian Leu expiring 04/24/13	Goldman Sachs & Co.	RON	435	131,800	125,871	(5,929)
Romanian Leu expiring 04/24/13	JPMorgan Chase & Co.	RON	4,287	1,309,200	1,240,481	(68,719)
Russian Ruble expiring 04/17/13	Citibank NA	RUB	59,811	1,962,300	1,917,531	(44,769)
Russian Ruble expiring 06/13/13	Citibank NA	RUB	172,777	5,523,396	5,487,030	(36,366)
Singapore Dollar expiring 04/23/13	Citibank NA	SGD	3,211	2,617,200	2,589,085	(28,115)
Singapore Dollar expiring 04/23/13	Deutsche Bank Securities Corp.	SGD	3,213	2,601,700	2,590,480	(11,220)
Singapore Dollar expiring 04/23/13	Goldman Sachs & Co.	SGD	4,799	3,868,300	3,869,165	865
Singapore Dollar expiring 04/23/13	Goldman Sachs & Co.	SGD	4,786	3,874,900	3,858,380	(16,520)

Purchase Contracts	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at March 31, 2013	Unrealized Appreciation/ (Depreciation)(1)
Singapore Dollar expiring 04/23/13	HSBC Securities, Inc.	SGD	3,201	2,585,400	2,580,490	(4,910)
Singapore Dollar expiring 04/23/13	UBS AG	SGD	6,470	5,271,442	5,216,850	(54,592)
South Korean Won expiring 04/15/13	UBS AG	KRW	6,412,566	6,001,915	5,758,670	(243,245)
South Korean Won expiring 04/15/13	UBS AG	KRW	756,524	696,295	679,381	(16,914)
Swedish Krona expiring 04/24/13	Citibank NA	SEK	10,657	1,688,300	1,634,521	(53,779)
Swedish Krona expiring 04/24/13	Citibank NA	SEK	8,307	1,295,400	1,274,065	(21,335)
Swedish Krona expiring 04/24/13	Deutsche Bank Securities Corp.	SEK	10,375	1,607,800	1,591,255	(16,545)
Swedish Krona expiring 04/24/13	Deutsche Bank Securities Corp.	SEK	8,390	1,302,900	1,286,780	(16,120)
Swedish Krona expiring 04/24/13	Goldman Sachs & Co.	SEK	55,095	8,441,460	8,450,223	8,763
Swedish Krona expiring 04/24/13	Goldman Sachs & Co.	SEK	8,139	1,293,100	1,248,271	(44,829)
Swedish Krona expiring 04/24/13	UBS AG	SEK	8,214	1,293,100	1,259,812	(33,288)
Taiwan Dollar expiring 11/13/13	Citibank NA	TWD	36,809	1,288,600	1,236,616	(51,984)
Taiwan Dollar expiring 11/13/13	UBS AG	TWD	73,609	2,576,900	2,472,944	(103,956)
Thai Baht expiring 05/28/13	Citibank NA	THB	37,737	1,291,800	1,283,920	(7,880)
Thai Baht expiring 05/28/13	HSBC Securities, Inc.	THB	38,705	1,296,300	1,316,857	20,557
Thai Baht expiring 05/28/13	JPMorgan Chase & Co.	THB	37,925	1,290,400	1,290,299	(101)
Thai Baht expiring 05/28/13	Morgan Stanley	THB	57,193	1,930,900	1,945,859	14,959
Thai Baht expiring 05/28/13	UBS AG	THB	154,131	5,142,678	5,243,933	101,255
Thai Baht expiring 05/28/13	UBS AG	THB	38,599	1,293,100	1,313,241	20,141
Turkish Lira expiring 04/30/13	Citibank NA	TRY	3,761	2,074,100	2,070,762	(3,338)
Turkish Lira expiring 04/30/13	Goldman Sachs & Co.	TRY	12,886	7,191,568	7,095,458	(96,110)
Turkish Lira expiring 04/30/13	Goldman Sachs & Co.	TRY	2,313	1,275,700	1,273,466	(2,234)
Turkish Lira expiring 04/30/13	JPMorgan Chase & Co.	TRY	2,346	1,296,300	1,291,879	(4,421)

				$277,164,630	$274,386,403	$(2,778,227)

Sales Contracts	Counterparty	Notional Amount (000)		Receivable at Settlement Date	Value at March 31, 2013	Unrealized Appreciation/ (Depreciation)(1)
Australian Dollar expiring 04/23/13	Citibank NA	AUD	2,520	$2,586,600	$2,619,710	$(33,110)
Australian Dollar expiring 04/23/13	Goldman Sachs & Co.	AUD	3,190	3,243,500	3,315,593	(72,093)
Australian Dollar expiring 04/23/13	Goldman Sachs & Co.	AUD	2,532	2,580,900	2,631,242	(50,342)
Australian Dollar expiring 04/23/13	Goldman Sachs & Co.	AUD	2,513	2,616,400	2,612,197	4,203
Australian Dollar expiring 04/23/13	HSBC Securities, Inc.	AUD	1,275	1,296,300	1,325,322	(29,022)
British Pound expiring 04/25/13	Barclays Bank PLC	GBP	85	129,200	128,449	751
British Pound expiring 04/25/13	Goldman Sachs & Co.	GBP	3,412	5,404,194	5,183,892	220,302
British Pound expiring 04/25/13	HSBC Securities, Inc.	GBP	1,013	1,543,901	1,539,361	4,540
Canadian Dollar expiring 04/22/13	Citibank NA	CAD	3,921	3,886,300	3,857,626	28,674
Canadian Dollar expiring 04/22/13	Citibank NA	CAD	1,958	1,940,700	1,926,973	13,727
Canadian Dollar expiring 04/22/13	Goldman Sachs & Co.	CAD	2,380	2,353,900	2,341,950	11,950
Canadian Dollar expiring 04/22/13	Goldman Sachs & Co.	CAD	1,316	1,292,200	1,294,456	(2,256)
Canadian Dollar expiring 04/22/13	JPMorgan Chase & Co.	CAD	1,968	1,939,700	1,936,422	3,278
Colombian Peso expiring 04/08/13	Citibank NA	COP	4,669,125	2,595,400	2,555,860	39,540
Czech Koruna expiring 04/24/13	Barclays Bank PLC	CZK	50,221	2,551,400	2,497,992	53,408
Czech Koruna expiring 04/24/13	Morgan Stanley	CZK	37,498	1,937,500	1,865,143	72,357
Euro expiring 04/25/13	Citibank NA	EUR	5,127	6,868,300	6,573,332	294,968
Euro expiring 04/25/13	Citibank NA	EUR	1,084	1,452,636	1,390,305	62,331
Euro expiring 04/25/13	Citibank NA	EUR	904	1,181,276	1,158,652	22,624
Euro expiring 04/25/13	Goldman Sachs & Co.	EUR	2,094	2,721,300	2,685,257	36,043
Euro expiring 04/25/13	Goldman Sachs & Co.	EUR	1,304	1,676,500	1,671,605	4,895
Euro expiring 04/25/13	HSBC Securities, Inc.	EUR	2,059	2,714,700	2,640,110	74,590
Euro expiring 04/25/13	HSBC Securities, Inc.	EUR	1,001	1,337,718	1,283,115	54,603
Euro expiring 04/25/13	Morgan Stanley	EUR	1,630	2,119,874	2,089,389	30,485
Euro expiring 04/25/13	UBS AG	EUR	2,506	3,223,600	3,212,626	10,974
Hungarian Forint expiring 04/24/13	Citibank NA	HUF	434,486	1,937,500	1,824,517	112,983
Indian Rupee expiring 03/04/14	UBS AG	INR	151,938	2,591,700	2,629,292	(37,592)
Indian Rupee expiring 03/04/14	UBS AG	INR	112,966	1,944,500	1,954,871	(10,371)
Japanese Yen expiring 04/25/13	JPMorgan Chase & Co.	JPY	11,691	130,900	124,214	6,686

Mexican Peso expiring 04/22/13	HSBC Securities, Inc.	MXN	41,908	3,239,100	3,385,849	(146,749)
Mexican Peso expiring 04/22/13	HSBC Securities, Inc.	MXN	21,730	1,685,200	1,755,622	(70,422)
New Zealand Dollar expiring 04/23/13	Citibank NA	NZD	4,735	3,892,200	3,955,956	(63,756)
New Zealand Dollar expiring 04/23/13	Goldman Sachs & Co.	NZD	3,155	2,580,900	2,635,763	(54,863)
New Zealand Dollar expiring 04/23/13	Goldman Sachs & Co.	NZD	2,244	1,842,300	1,874,615	(32,315)
New Zealand Dollar expiring 04/23/13	HSBC Securities, Inc.	NZD	4,587	3,736,700	3,831,777	(95,077)
New Zealand Dollar expiring 04/23/13	JPMorgan Chase & Co.	NZD	101	84,230	84,629	(399)
Norwegian Krone expiring 04/24/13	Citibank NA	NOK	20,173	3,627,800	3,450,572	177,228
Norwegian Krone expiring 04/24/13	Morgan Stanley	NOK	36,033	6,220,100	6,163,429	56,671
Norwegian Krone expiring 04/24/13	Morgan Stanley	NOK	25,730	4,392,000	4,401,160	(9,160)
Norwegian Krone expiring 04/24/13	Morgan Stanley	NOK	13,971	2,454,200	2,389,758	64,442
Norwegian Krone expiring 04/24/13	UBS AG	NOK	21,789	3,736,700	3,727,029	9,671
Peruvian Nuevo Sol expiring 04/10/13	Citibank NA	PEN	3,334	1,309,200	1,286,966	22,234
Philippine Peso expiring 04/18/13	UBS AG	PHP	158,581	3,868,300	3,887,551	(19,251)
Polish Zloty expiring 04/24/13	Citibank NA	PLN	6,083	1,943,200	1,863,980	79,220
Romanian Leu expiring 04/24/13	Deutsche Bank Securities Corp.	RON	8,582	2,589,207	2,483,339	105,868
Singapore Dollar expiring 04/23/13	Citibank NA	SGD	3,230	2,615,500	2,604,061	11,439
Singapore Dollar expiring 04/23/13	Deutsche Bank Securities Corp.	SGD	3,228	2,605,800	2,602,424	3,376
Singapore Dollar expiring 04/23/13	Goldman Sachs & Co.	SGD	4,624	3,699,500	3,727,790	(28,290)
Singapore Dollar expiring 04/23/13	Goldman Sachs & Co.	SGD	3,223	2,577,000	2,598,422	(21,422)
Singapore Dollar expiring 04/23/13	JPMorgan Chase & Co.	SGD	139	112,800	112,333	467
Singapore Dollar expiring 04/24/13	Goldman Sachs & Co.	SGD	6,444	5,194,700	5,195,466	(766)
South African Rand expiring 04/30/13	UBS AG	ZAR	1,200	130,800	129,991	809
South Korean Won expiring 04/15/13	Goldman Sachs & Co.	KRW	3,649,925	3,402,400	3,277,738	124,662
South Korean Won expiring 04/15/13	UBS AG	KRW	3,519,166	3,270,600	3,160,313	110,287
Swedish Krona expiring 04/24/13	Barclays Bank PLC	SEK	25,006	3,887,700	3,835,223	52,477
Taiwan Dollar expiring 11/13/13	HSBC Securities, Inc.	TWD	110,418	3,802,273	3,709,560	92,713
Thai Baht expiring 05/28/13	Citibank NA	THB	98,620	3,351,800	3,355,302	(3,502)
Turkish Lira expiring 04/30/13	Goldman Sachs & Co.	TRY	3,712	2,067,500	2,043,673	23,827
Turkish Lira expiring 04/30/13	Goldman Sachs & Co.	TRY	3,507	1,939,100	1,931,279	7,821

				$153,657,409	$152,331,043	1,326,366

						$(1,451,861)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2013.

Interest rate swap agreements outstanding at March 31, 2013:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
	$15,385	12/14/14	0.351%	3 month LIBOR(2)	$3,026	$—	$3,026	Citibank NA
	66,560	08/31/16	0.934%	3 month LIBOR(2)	794,575	—	794,575	Credit Suisse International
	20,710	08/31/16	0.975%	3 month LIBOR(1)	(276,674)	—	(276,674)	JPMorgan Chase Bank NA
	20,710	08/31/16	0.978%	3 month LIBOR(1)	(279,199)	—	(279,199)	JPMorgan Chase Bank NA
	19,220	01/25/16	0.503%	3 month LIBOR(1)	(6,231)	—	(6,231)	Citibank NA
	32,450	08/31/17	0.872%	3 month LIBOR(1)	(47,090)	—	(47,090)	Deutsche Bank AG
	38,980	11/15/19	1.334%	3 month LIBOR(1)	37,872	—	37,872	Citibank NA
	13,290	11/15/19	1.499%	3 month LIBOR(2)	127,816	—	127,816	Citibank NA
	12,180	11/15/19	1.443%	3 month LIBOR(2)	73,280	—	73,280	Morgan Stanley Capital Services, Inc.
	12,180	02/15/20	1.505%	3 month LIBOR(1)	(38,166)	—	(38,166)	Morgan Stanley Capital Services, Inc.
	2,090	12/13/27	2.200%	3 month LIBOR(2)	(73,358)	—	(73,358)	Barclays Bank PLC
	14,885	08/15/39	2.949%	3 month LIBOR(2)	(57,746)	—	(57,746)	Barclays Bank PLC
	14,885	08/15/39	3.011%	3 month LIBOR(1)	(116,047)	—	(116,047)	Barclays Bank PLC
AUD	1,270	12/19/32	4.423%	6 month Australian Bank Bill Rate(2)	695	—	695	Barclays Bank PLC
AUD	1,620	12/20/32	4.420%	6 month Australian Bank Bill Rate(2)	157	—	157	Citibank NA
BRL	13,135	01/01/17	0.000%	1 day Brazil Interbank Rate(2)	55,333	—	55,333	Barclays Bank PLC
BRL	7,942	01/01/17	0.000%	1 day Brazil Interbank Rate(2)	(105,177)	—	(105,177)	Citibank NA
EUR	13,985	12/14/14	0.349%	6 month EURIBOR(1)	39,712	—	39,712	Citibank NA
EUR	16,020	01/25/16	0.695%	6 month EURIBOR(2)	71,897	—	71,897	Citibank NA
EUR	1,640	12/13/27	2.065%	6 month EURIBOR(1)	(3,347)	—	(3,347)	Barclays Bank PLC
MXN	199,700	07/05/13	5.480%	28 day Mexican Interbank Rate(2)	58,646	—	58,646	Barclays Bank PLC
MXN	65,000	12/02/15	5.080%	28 day Mexican Interbank Rate(2)	65,127	—	65,127	Morgan Stanley Capital Services, Inc.
MXN	48,200	05/25/22	6.370%	28 day Mexican Interbank Rate(2)	272,479	—	272,479	Morgan Stanley Capital Services, Inc.
NZD	13,400	08/18/16	4.173%	3 month BBR(2)	406,288	—	406,288	Citibank NA
NZD	4,320	03/26/17	3.810%	3 month BBR(2)	82,542	—	82,542	HSBC Bank USA NA
NZD	1,960	09/25/22	3.790%	3 month BBR(2)	(16,161)	—	(16,161)	Citibank NA

					$1,070,249	$—	$1,070,249

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(5)	Counterparty
Over- the- counter credit default swaps on corporate issues—Buy Protection(1):
American International Group, Inc.	03/20/18	3.700%		$3,700	$(468,914)	$—	$(468,914)	Deutsche Bank AG
Centex Corp.	06/20/14	1.000%		2,500	(26,764)	(4,247)	(22,517)	Credit Suisse International
Duke Energy Corp.	03/20/14	0.700%		3,400	(23,143)	—	(23,143)	Goldman Sachs International, Inc.
Masco Corp.	09/20/13	1.000%		2,600	(10,858)	11,584	(22,442)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	06/20/14	1.000%		7,000	(50,112)	137,532	(187,644)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%		4,750	381,148	293,263	87,885	JPMorgan Chase Bank NA
SLM Corp.	06/20/14	5.000%		4,150	(237,619)	197,453	(435,072)	JPMorgan Chase Bank NA
Toll Brothers Financial Corp.	03/20/15	1.000%		4,695	(41,845)	14,425	(56,270)	Credit Suisse International
Westvaco Corp.	09/20/19	1.000%		4,400	211,703	56,038	155,665	JPMorgan Chase Bank NA

					$(266,404)	$706,048	$(972,452)

Over-the-counter credit default swap on credit indices—Buy Protection(1):
CDX.NA.HY.18	06/20/17	5.000%		22,770	(1,204,410)	596,029	(1,800,439)	Citibank NA
CDX.NA.IG.19.V1	12/20/17	1.000%		77,000	(670,643)	(753,692)	83,049	Deutsche Bank AG
CDX.NA.IG.19.V1	12/20/17	1.000%		49,000	(426,772)	(220,278)	(206,494)	Citibank NA
CDX.NA.IG.19.V1	12/20/17	1.000%		34,250	(298,305)	(163,744)	(134,561)	Deutsche Bank AG
CDX.NA.IG.19.V1	12/20/17	1.000%		34,000	(296,128)	(187,744)	(108,384)	Deutsche Bank AG
CDX.NA.IG.19.V1	12/20/17	1.000%		17,500	(152,419)	(82,666)	(69,753)	Citibank NA
ITRAXX.EUR.18	12/20/17	1.000%	EUR	23,000	210,567	254,341	(43,774)	Bank of America, NA
ITRAXX.EUR.18	12/20/17	1.000%	EUR	23,000	210,567	420,261	(209,694)	Deutsche Bank AG

					$(2,627,543)	$(137,493)	$(2,490,050)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V5	12/20/16	5.000%		$18,720	$1,105,177	$808,600	$296,577	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%		12,960	765,123	592,200	172,923	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%		12,000	708,447	525,833	182,614	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%		6,720	396,731	281,867	114,864	Credit Suisse International

					$2,975,478	$2,208,500	$766,978

The Portfolio entered into credit default swaps as the protection seller on credit indices and sovereign issues to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at March 31, 2013:

Notional Amount #	Fund Receives	Notional Amount#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation(1)
Over-the-counter swap agreements:
$3,494,340	3 month LIBOR	EUR	2,700,000	3 month EURIBOR minus 28.25 bps	Barclays Bank PLC	10/17/14	$34,734	$—	$34,734
2,142,690	3 month LIBOR	EUR	1,650,000	3 month EURIBOR minus 30.50 bps	Barclays Bank PLC	12/04/14	28,109	—	28,109
22,205,610	3 month LIBOR	EUR	16,740,000	3 month EURIBOR minus 26.25 bps	Barclays Bank PLC	01/25/15	743,146	—	743,146
1,284,027	3 month LIBOR	JPY	100,000,000	4.500%	Citibank NA	06/08/15	165,252	(56,202)	221,454
383,926	3 month LIBOR	JPY	30,000,000	4.500%	Citibank NA	06/08/15	324,201	(15,095)	339,296
18,547,170	3 month LIBOR	EUR	13,940,000	3 month EURIBOR minus 26.00 bps	Citibank NA	01/25/15	673,728	—	673,728
1,541,030	3 month LIBOR	JPY	120,000,000	3.450%	Citibank NA	03/24/17	65,082	30	65,052
1,039,740	3 month LIBOR	EUR	780,000	3 month EURIBOR minus 25.75 bps	HSBC Bank USA NA	01/17/15	39,707	—	39,707
8,983,790	3 month LIBOR	EUR	6,770,000	3 month EURIBOR minus 26.00 bps	HSBC Bank USA NA	01/25/15	303,488	—	303,488
1,157,400	3 month LIBOR	EUR	900,000	0.362%	HSBC Bank USA NA	09/28/17	5,344	—	5,344

							$2,382,791	$(71,267)	$2,454,058

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$72,863,349	$10,691,550
Residential Mortgage-Backed Securities	—	67,686,483	—
Bank Loans	—	39,467,566	—
Collateralized Mortgage Obligations	—	3,372,976	—
Commercial Mortgage-Backed Securities	—	170,758,456	—
Corporate Bonds	—	565,665,613	6,932,627
Covered Bonds	—	5,942,979	—
Foreign Agencies	—	45,678,829	—
Mortgage-Backed Securities	—	46,888,338	—
Municipal Bonds	—	25,874,987	—
Sovereigns	—	68,379,993	983,719
U.S. Government Treasury Obligations	—	18,680,334	—
Preferred Stock	1,286,550	—	—
Affiliated Mutual Funds	254,072,220	—	—
Options Purchased	—	431,771	—
Options Written	—	(72,630)	—
Other Financial Instruments*
Futures Contracts	2,553,377	—	—
Forward Foreign Currency Exchange Contracts	—	(1,451,861)	—
Interest Rate Swap Agreements	—	1,070,249	—
Credit Default Swap Agreements	—	(2,672,381)	(23,143)
Currency Swap Agreements	—	2,454,058	—

Total	$257,912,147	$1,131,019,109	$18,584,753

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Non-Residential Mortgage-Backed Securities	Bank Loans	Corporate Bonds	Sovereigns	Credit Default Swaps
Balance as of 12/31/12	$199,293	$195,353	$6,948,002	$978,284	$(27,303)
Realized gain (loss)	130	2,003	—	—	— **
Change in unrealized appreciation (depreciation)***	(481)	1,518	69,052	(2,986)	4,160
Purchases	10,691,550	—	—	—	—
Sales	(198,972)	(199,340)	(84,250)	—	—
Accrued discount/premium	30	466	(177)	8,421	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

Balance as of 03/31/13	$10,691,550	$—	$6,932,627	$983,719	$(23,143)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for other financial instruments was $5,950.
***	Of which, $70,226 was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but not limited to, using prices provided by a single broker/dealer, the cost of the investment and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Equity Portfolio

Schedule of Investments

as of March 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS
Aerospace & Defense — 4.0%
503,771	Boeing Co. (The)	$ 43,248,741
238,186	Precision Castparts Corp.	45,164,829
290,801	TransDigm Group, Inc.	44,469,289

		132,882,859

Air Freight & Logistics — 0.9%
314,181	FedEx Corp.	30,852,574

Airlines — 1.8%
1,883,566	United Continental Holdings, Inc.*(a)	60,292,948

Auto Components — 1.0%
624,116	Lear Corp.	34,245,245

Biotechnology — 5.1%
294,130	Alexion Pharmaceuticals, Inc.*	27,101,138
281,000	Biogen Idec, Inc.*	54,207,710
272,622	BioMarin Pharmaceutical, Inc.*	16,973,446
1,147,276	Gilead Sciences, Inc.*(a)	56,136,215
332,920	Vertex Pharmaceuticals, Inc.*	18,303,941

		172,722,450

Capital Markets — 3.7%
311,617	Goldman Sachs Group, Inc. (The)	45,854,441
3,548,962	Morgan Stanley	78,006,185

		123,860,626

Chemicals — 2.3%
480,436	Monsanto Co.	50,748,455
428,899	Mosaic Co. (The)	25,566,669

		76,315,124

Commercial Banks — 2.3%
515,210	PNC Financial Services Group, Inc.	34,261,465
1,202,108	Wells Fargo & Co.	44,465,975

		78,727,440

Communications Equipment — 0.8%
1,963,575	JDS Uniphase Corp.*	26,252,998

Computers & Peripherals — 2.3%
172,367	Apple, Inc.	76,294,805

Diversified Financial Services — 2.7%
975,066	Citigroup, Inc.	43,136,920
964,254	JPMorgan Chase & Co.	45,763,495

		88,900,415

Diversified Telecommunication Services — 1.0%
1,628,411	Vivendi SA (France)	33,638,214

Electric Utilities — 0.7%
7,910,206	EDP - Energias de Portugal SA (Portugal)	24,355,631

Electronic Equipment & Instruments — 1.3%
6,579,992	Flextronics International Ltd. (Singapore)*	44,480,746

Energy Equipment & Services — 2.4%
247,186	FMC Technologies, Inc.*	13,444,446
887,495	Halliburton Co.	35,863,673
455,129	National Oilwell Varco, Inc.	32,200,377

		81,508,496

Food & Staples Retailing — 2.9%
354,702	Costco Wholesale Corp.	37,637,429
307,490	Wal-Mart Stores, Inc.	23,009,477
404,404	Whole Foods Market, Inc.	35,082,047

		95,728,953

Food Products — 4.1%
566,789	Bunge Ltd. (Bermuda)	41,846,032
1,491,419	Mondelez International, Inc. (Class A Stock)	45,652,336
674,531	Smithfield Foods, Inc.*	17,861,581
1,363,809	Tyson Foods, Inc. (Class A Stock)	33,849,739

		139,209,688

Healthcare Providers & Services — 2.6%
409,800	Express Scripts Holding Co.*	23,624,970
696,021	HCA Holdings, Inc.	28,279,333
598,934	UnitedHealth Group, Inc.	34,265,014

		86,169,317

Hotels, Restaurants & Leisure — 2.5%
928,133	Carnival Corp. (Panama)	31,834,962
741,577	Dunkin’ Brands Group, Inc.	27,349,360
434,171	Starbucks Corp.	24,730,380

		83,914,702

Independent Power Producers & Energy Traders — 1.0%
1,659,162	Calpine Corp.*	34,178,737

Insurance — 1.1%
973,474	MetLife, Inc.	37,011,481

Internet & Catalog Retail — 2.9%
209,615	Amazon.com, Inc.*	55,860,301
60,204	priceline.com, Inc.*	41,416,138

		97,276,439

Internet Software & Services — 5.0%
929,438	Facebook, Inc.*	23,775,024
101,553	Google, Inc. (Class A Stock)*	80,636,129
266,075	LinkedIn Corp. (Class A Stock)*(a)	46,845,164
352,450	Rackspace Hosting, Inc.*(a)	17,791,676

		169,047,993

IT Services — 3.7%
177,291	International Business Machines Corp.	37,816,171
161,025	MasterCard, Inc. (Class A Stock)	87,135,458

		124,951,629

Machinery — 0.4%
178,598	SPX Corp.	14,102,098

Media — 4.0%
1,008,789	Comcast Corp. (Class A Stock)	42,379,226
721,120	Liberty Global, Inc. (Class C Stock)*(a)	49,490,465
761,051	Walt Disney Co. (The)	43,227,697

		135,097,388

Metals & Mining — 2.0%
1,000,089	Goldcorp, Inc. (Canada)	33,632,993
4,365,786	Kinross Gold Corp. (Canada)	34,620,683

		68,253,676

Multi-Line Retail — 0.4%
883,859	J.C. Penney Co., Inc.(a)	13,355,109

Oil, Gas & Consumable Fuels — 5.9%
513,970	Anadarko Petroleum Corp.	44,946,677
90,075	EOG Resources, Inc.	11,535,905
1,091,709	Marathon Oil Corp.	36,812,428
359,926	Noble Energy, Inc.	41,629,041
379,362	Occidental Petroleum Corp.	29,730,600
1,126,728	Suncor Energy, Inc. (Canada)	33,762,465

		198,417,116

Personal Products — 1.4%
715,876	Estee Lauder Cos., Inc. (The) (Class A Stock)	45,837,540

Pharmaceuticals — 6.5%
127,062	Actavis Inc*	11,703,681
462,304	Allergan, Inc.	51,606,995
245,159	Novo Nordisk A/S, ADR (Denmark)	39,593,178
1,536,323	Pfizer, Inc.	44,338,282
660,780	Sanofi, ADR (France)(a)	33,752,642
159,182	Shire PLC, ADR (United Kingdom)	14,542,868
582,370	Teva Pharmaceutical Industries Ltd., ADR (Israel)	23,108,442

		218,646,088

Road & Rail — 2.3%
302,408	Canadian Pacific Railway Ltd. (Canada)	39,455,172
254,819	Union Pacific Corp.	36,288,774

		75,743,946

Semiconductors & Semiconductor Equipment — 0.7%
668,773	Avago Technologies Ltd. (Singapore)	24,022,326

Software — 5.4%
1,333,320	CA, Inc.	33,559,664
1,776,300	Microsoft Corp.	50,819,943
481,869	Red Hat, Inc.*	24,363,297
192,867	salesforce.com, Inc.*(a)	34,490,406
341,354	VMware, Inc. (Class A Stock)*	26,926,004
172,261	Workday, Inc. (Class A Stock)(a)*	10,616,445

		180,775,759

Specialty Retail — 2.5%
1,455,184	Inditex SA ADR (Spain)	38,614,763
946,135	TJX Cos., Inc. (The)	44,231,811

		82,846,574

Textiles, Apparel & Luxury Goods — 5.5%
316,140	Lululemon Athletica, Inc.*(a)	19,711,329
740,411	Michael Kors Holdings Ltd. (British Virgin Islands)*	42,047,941
814,176	NIKE, Inc. (Class B Stock)	48,044,526
3,828,153	Prada SpA (Italy)	39,062,986
208,806	Ralph Lauren Corp.	35,352,944

		184,219,726

Wireless Telecommunication Services — 1.3%
2,377,019	NII Holdings, Inc.*	10,292,492
462,905	SBA Communications Corp. (Class A Stock)*	33,338,418

		43,630,910

	TOTAL LONG-TERM INVESTMENTS (cost $2,397,047,151)	3,237,767,766

SHORT-TERM INVESTMENT — 8.5%
AFFILIATED MONEY MARKET MUTUAL FUND
285,632,872	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(cost $285,632,872; includes $173,594,827 of cash collateral for securities on loan)(b)(w)	285,632,872

	TOTAL INVESTMENTS — 104.9% (cost $2,682,680,023)	3,523,400,638
	LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9)%	(165,130,173)

	NET ASSETS — 100.0%	$3,358,270,465

The following abbreviation is used in the Portfolio description:

ADR—American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $171,415,970; cash collateral of $173,594,827 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,198,704,780	$39,062,986	$—
Affiliated Money Market Mutual Fund	285,632,872	—	—

Total	$3,484,337,652	$39,062,986	$—

Fair value of Level 2 investments at December 31, 2012 was $64,633,156, which was a result of valuing investments using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets. An amount of $27,435,846 was transferred from Level 2 into Level 1 at March 31, 2013 as a result of using quoted prices in active markets for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

Flexible Managed Portfolio

Schedule of Investments

as of March 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS — 66.3%
Aerospace & Defense — 1.8%
50,100	Alliant Techsystems, Inc.	$ 3,628,743
30,491	BAE Systems PLC (United Kingdom)	182,678
60,500	Boeing Co. (The)	5,193,925
8,412	European Aeronautic Defense and Space Co. NV (Netherlands)	428,083
135,800	Exelis, Inc.	1,478,862
207,700	General Dynamics Corp.	14,644,927
68,300	L-3 Communications Holdings, Inc.	5,526,836
100,300	Lockheed Martin Corp.	9,680,956
202,900	Northrop Grumman Corp.	14,233,435
93,600	Raytheon Co.	5,502,744
8,000	Singapore Technologies Engineering Ltd. (Singapore)	27,871
118,100	Spirit Aerosystems Holdings, Inc. (Class A Stock)*	2,242,719
2,601	Thales SA (France)	110,009
6,200	United Technologies Corp.	579,266

		63,461,054

Air Freight & Logistics — 0.2%
4,208	Deutsche Post AG (Germany)	96,958
29,400	FedEx Corp.	2,887,080
3,283	Toll Holdings Ltd. (Australia)	20,344
58,500	United Parcel Service, Inc. (Class B Stock)	5,025,150

		8,029,532

Airlines
5,700	Allegiant Travel Co.(a)	506,046
5,000	ANA Holdings, Inc. (Japan)	10,319
1,057	Deutsche Lufthansa AG (Germany)	20,642
300	Japan Airlines Co. Ltd. (Japan)	13,975
7,700	Ryanair Holdings PLC (Ireland), ADR	321,706
20,500	Spirit Airlines, Inc.*	519,880

		1,392,568

Auto Components
900	Aisin Seiki Co. Ltd. (Japan)	33,175
3,100	Bridgestone Corp. (Japan)	104,309
3,616	Cie Generale des Etablissements Michelin (France) (Class B Stock)	302,446
1,200	Denso Corp. (Japan)	50,986
800	Sumitomo Rubber Industries Ltd. (Japan)	13,431
5,200	Toyoda Gosei Co. Ltd. (Japan)	125,154
8,900	Toyota Boshoku Corp. (Japan)	126,011

		755,512

Automobiles — 0.3%
3,452	Bayerische Motoren Werke AG (Germany)	297,844
1,000	Daihatsu Motor Co. Ltd. (Japan)	20,809
53,901	Fiat SpA (Italy)*(a)	286,737
24,000	Fuji Heavy Industries Ltd. (Japan)	380,687
213,700	General Motors Co.*	5,945,134
600	Honda Motor Co. Ltd. (Japan)	23,106
6,000	Isuzu Motors Ltd. (Japan)	36,363
12,000	Mazda Motor Corp. (Japan)*	35,298
1,600	Nissan Motor Co. Ltd. (Japan)	15,521
1,028	Peugeot SA (France)*	7,445
12,700	Suzuki Motor Corp. (Japan)	284,623
21,600	Thor Industries, Inc.(a)	794,664
12,800	Toyota Motor Corp. (Japan)	660,042
138	Volkswagen AG (Germany)	25,959

		8,814,232

Beverages — 1.1%
756	Anheuser-Busch InBev NV (Belgium)	74,862
1,800	Asahi Breweries Ltd. (Japan)	43,043

334,500	Coca-Cola Co. (The)	13,527,180
183,300	Coca-Cola Enterprises, Inc.	6,767,436
5,892	Diageo PLC (United Kingdom)	185,767
61,800	Dr Pepper Snapple Group, Inc.	2,901,510
5,294	Heineken Holding NV (Netherlands)	339,239
1,656	Heineken NV (Netherlands)	124,818
182,520	PepsiCo, Inc.	14,439,157
10,042	SABMiller PLC (United Kingdom)	528,550

		38,931,562

Biotechnology — 1.7%
873	Actelion Ltd. (Switzerland)	47,407
18,200	Alexion Pharmaceuticals, Inc.*	1,676,948
172,508	Amgen, Inc.	17,683,795
76,900	Biogen Idec, Inc.*	14,834,779
210,500	Celgene Corp.*	24,399,055
2,202	CSL Ltd. (Australia)	136,108
19,500	Myriad Genetics, Inc.*	495,300

		59,273,392

Building Products — 0.2%
172	Geberit AG (Switzerland)	42,343
79,700	Lennox International, Inc.	5,060,153
1,000	TOTO Ltd. (Japan)	8,985

		5,111,481

Capital Markets — 1.5%
4,605	3i Group PLC (United Kingdom)	22,111
48,219	Aberdeen Asset Management PLC (United Kingdom)	314,460
49,100	BlackRock, Inc. (Class A Stock)	12,612,808
432	Deutsche Bank AG (Germany)	16,843
25,000	Franklin Resources, Inc.	3,770,250
167,600	Goldman Sachs Group, Inc. (The)	24,662,340
20,225	Hargreaves Lansdown PLC (United Kingdom)	266,745
16,700	Invesco Ltd.	483,632
114,400	Morgan Stanley	2,514,512
95,800	T. Rowe Price Group, Inc.	7,172,546

		51,836,247

Chemicals — 1.5%
1,000	Air Water, Inc. (Japan)	13,947
6,000	Asahi Kasei Corp. (Japan)	40,549
7,201	BASF SE (Germany)	630,637
64,300	CF Industries Holdings, Inc.	12,240,791
1,000	Daicel Corp. (Japan)	7,827
2,000	Denki Kagaku Kogyo KK (Japan)	7,231
360	EMS-Chemie Holding AG (Switzerland)	108,269
16	Givaudan SA (Switzerland)	19,652
900	JSR Corp. (Japan)	18,447
1,000	Kaneka Corp. (Japan)	5,784
1,000	Kansai Paint Co. Ltd. (Japan)	11,106
3,867	Koninklijke DSM NV (Netherlands)	225,094
1,500	Kuraray Co. Ltd. (Japan)	21,152
25,800	LSB Industries, Inc.*	897,324
238,900	LyondellBasell Industries NV (Class A Stock)	15,119,981
2,000	Mitsubishi Gas Chemical Co., Inc. (Japan)	13,246
58,700	Monsanto Co.	6,200,481
800	Nitto Denko Corp. (Japan)	48,170
1,751	Orica Ltd. (Australia)	44,760
82,800	Sherwin-Williams Co. (The)	13,984,092
7,000	Showa Denko KK (Japan)	10,547
822	Syngenta AG (Switzerland)	342,897
6,481	Yara International ASA (Norway)	293,605

		50,305,589

Commercial Banks — 2.2%
104,000	Aozora Bank Ltd. (Japan)	294,134
3,064	Australia & New Zealand Banking Group Ltd. (Australia)	91,381
44,330	Banco Santander SA (Spain)	297,875
65,103	Bank Hapoalim BM (Israel)*	294,959
48,000	Bank of East Asia Ltd. (Hong Kong)	189,901

6,000	Bank of Yokohama Ltd. (The) (Japan)	34,811
499	Banque Cantonale Vaudoise (Switzerland)	278,595
274,200	BB&T Corp.	8,607,138
3,000	Chiba Bank Ltd. (The) (Japan)	21,626
11,439	Commonwealth Bank of Australia (Australia)	812,506
4,582	DNB ASA (Norway)	67,191
49,700	Fifth Third Bancorp	810,607
4,000	Fukuoka Financial Group, Inc. (Japan)	20,056
62,134	HSBC Holdings PLC (United Kingdom)	663,230
733,800	Huntington Bancshares, Inc.	5,422,782
1,000	Iyo Bank Ltd. (The) (Japan)	9,281
3,000	Joyo Bank Ltd. (The) (Japan)	16,735
59,800	Mitsubishi UFJ Financial Group, Inc. (Japan)	360,788
187,000	Mizuho Financial Group, Inc. (Japan)	401,265
851	National Australia Bank Ltd. (Australia)	27,458
11,982	Nordea Bank AB (Sweden)	135,696
11,000	Oversea-Chinese Banking Corp. Ltd. (Singapore)	94,761
19,700	PrivateBancorp, Inc.	372,527
126,100	Regions Financial Corp.	1,032,759
9,000	Resona Holdings, Inc. (Japan)	47,521
37,024	Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	371,856
11,155	Standard Chartered PLC (United Kingdom)	288,735
10,100	Sumitomo Mitsui Financial Group, Inc. (Japan)	414,351
88,000	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	419,041
1,000	Suruga Bank, Ltd. (Japan)	16,070
17,283	Swedbank AB (Sweden) (Class A Stock)	393,052
623,132	U.S. Bancorp	21,142,869
837,812	Wells Fargo & Co.	30,990,666
24,056	Westpac Banking Corp. (Australia)	774,158

		75,216,381

Commercial Services & Supplies — 0.1%
3,000	Dai Nippon Printing Co. Ltd. (Japan)	28,664
9,600	Deluxe Corp.	397,440
500	Park24 Co. Ltd. (Japan)	9,789
1,000	Secom Co. Ltd. (Japan)	51,610
27,000	Steelcase, Inc. (Class A Stock)	397,710
3,000	Toppan Printing Co. Ltd. (Japan)	21,658
11,100	UniFirst Corp.	1,004,550

		1,911,421

Communications Equipment — 1.7%
96,300	Brocade Communications Systems, Inc.*	555,651
1,393,800	Cisco Systems, Inc.	29,144,358
440,900	QUALCOMM, Inc.	29,518,255

		59,218,264

Computers & Peripherals — 3.2%
164,200	Apple, Inc.	72,679,846
327,400	EMC Corp.*	7,821,586
1,028,800	Hewlett-Packard Co.	24,526,592
142,000	NEC Corp. (Japan)	379,122
134,500	NetApp, Inc.*	4,594,520
19,000	Toshiba Corp. (Japan)	96,890

		110,098,556

Construction & Engineering
1,000	Chiyoda Corp. (Japan)	11,207
19,134	Ferrovial SA (Spain)	303,644
1,000	JGC Corp. (Japan)	25,665
3,437	Koninklijke Boskalis Westminster NV (Netherlands)	136,534
7,848	Vinci SA (France)	353,558

		830,608

Construction Materials
658	HeidelBergcement AG (Germany)	47,284
157	Imerys SA (France)	10,222
5,000	Taiheiyo Cement Corp. (Japan)	12,008

		69,514

Consumer Finance — 0.7%
349,200	Discover Financial Services	15,658,128
367,500	SLM Corp.	7,526,400

		23,184,528

Containers & Packaging — 0.1%
5,714	Amcor Ltd. (Australia)	55,360
36,600	Crown Holdings, Inc.*	1,522,926
58,900	Owens-Illinois, Inc.*	1,569,685

		3,147,971

Diversified Consumer Services — 0.1%
121,200	Apollo Group, Inc. (Class A Stock)*(a)	2,107,668

Diversified Financial Services — 2.1%
1,690,882	Bank of America Corp.	20,594,943
400,950	Citigroup, Inc.	17,738,028
4,181	Industrivarden AB (Sweden) (Class C Stock)	76,093
7,687	Investment AB Kinnevik (Sweden) (Class B Stock)	186,261
12,318	Investor AB (Sweden) (Class B Stock)	355,748
713,894	JPMorgan Chase & Co.	33,881,409
2,700	Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	14,149
4,900	ORIX Corp. (Japan)	62,563
128	Pargesa Holding SA (Switzerland)	8,690

		72,917,884

Diversified Telecommunication Services — 1.5%
878,147	AT&T, Inc.	32,219,213
67,171	BT Group PLC (United Kingdom)	283,736
188,800	CenturyLink, Inc.(a)	6,632,544
38,533	Deutsche Telekom AG (Germany)	407,300
8,505	France Telecom SA (France)	86,018
8,400	Nippon Telegraph & Telephone Corp. (Japan)	366,741
337,322	Telecom Italia SpA-RSP (Italy)	207,551
3,265	Telenor ASA (Norway)	71,385
23,558	Telstra Corp. Ltd. (Australia)	110,772
230,588	Verizon Communications, Inc.	11,333,400

		51,718,660

Electric Utilities — 0.9%
68,300	American Electric Power Co., Inc.	3,321,429
221,200	Edison International	11,130,784
31,600	El Paso Electric Co.	1,063,340
8,438	Electricite de France SA (France)	161,812
49,029	Enel SpA (Italy)	160,011
97,227	Energias de Portugal SA (Portugal)	299,363
68,000	Entergy Corp.	4,300,320
151,000	NV Energy, Inc.	3,024,530
5,000	Power Assets Holdings Ltd. (Hong Kong)	47,255
717	Red Electrica Corp. SA (Spain)	36,075
65,100	Southern Co.	3,054,492
15,884	SP AusNet (Australia)	19,821
193,600	Xcel Energy, Inc.	5,749,920

		32,369,152

Electrical Equipment — 0.6%
3,215	Alstom SA (France)	130,847
144,300	Babcock & Wilcox Co. (The)	4,099,563
306,800	Emerson Electric Co.	17,140,916
2,000	Fuji Electric Co. Ltd. (Japan)	5,882
3,000	Sumitomo Electric Industries Ltd. (Japan)	36,912

		21,414,120

Electronic Equipment, Instruments & Components — 0.4%
42,000	Arrow Electronics, Inc.*	1,706,040
148,800	Avnet, Inc.*	5,386,560
7,000	FUJIFILM Holdings Corp. (Japan)	138,853
9,000	Hitachi Ltd. (Japan)	52,542
600	Ibiden Co. Ltd. (Japan)	9,404
97,700	Ingram Micro, Inc. (Class A Stock)*	1,922,736

280,900	Jabil Circuit, Inc.	5,191,032
200	Keyence Corp. (Japan)	61,448
100	Kyocera Corp. (Japan)	9,175
1,000	Murata Manufacturing Co. Ltd. (Japan)	75,610

		14,553,400

Energy Equipment & Services — 0.9%
769	Aker Solutions ASA (Norway)	14,298
18,400	Atwood Oceanics, Inc.*	966,736
10,400	Bristow Group, Inc.	685,776
15,200	Diamond Offshore Drilling, Inc.(a)	1,057,312
229,000	Ensco PLC (Class A Stock)	13,740,000
7,400	Geospace Technologies Corp.*	798,608
53,800	Helmerich & Payne, Inc.	3,265,660
47,200	National Oilwell Varco, Inc.	3,339,400
68,900	Schlumberger Ltd.	5,159,921
2,666	Seadrill Ltd. (Norway)	96,630
1,722	Transocean Ltd.*	89,302

		29,213,643

Food & Staples Retailing — 1.8%
2,800	Aeon Co. Ltd. (Japan)	36,253
2,924	Casino Guichard Perrachon SA (France)	307,273
424,800	CVS Caremark Corp.	23,359,752
6,787	Delhaize Group SA (Belgium)	370,226
300	FamilyMart Co. Ltd. (Japan)	13,712
58,745	J Sainsbury PLC (United Kingdom)	337,851
9,571	Koninklijke Ahold NV (Netherlands)	146,671
364,700	Kroger Co. (The)	12,086,158
3,500	Seven & I Holdings Co. Ltd. (Japan)	116,129
321,100	Wal-Mart Stores, Inc.	24,027,913
2,917	Wesfarmers Ltd. (Australia)	122,486
7,126	Woolworths Ltd. (Australia)	251,573

		61,175,997

Food Products — 1.8%
376,600	Archer-Daniels-Midland Co.	12,702,718
12,538	Associated British Foods PLC (United Kingdom)	362,158
12,000	Bunge Ltd.	885,960
36,100	Darling International, Inc.*	648,356
79,600	Ingredion, Inc.	5,756,672
231,000	Kraft Foods Group, Inc.	11,903,430
529,400	Mondelez International, Inc. (Class A Stock)	16,204,934
13,835	Nestle SA (Switzerland)	1,000,498
7,072	Suedzucker AG (Germany)	298,701
2,236	Tate & Lyle PLC (United Kingdom)	28,879
453,700	Tyson Foods, Inc. (Class A Stock)	11,260,834
7,563	Unilever NV (Netherlands), CVA	309,793

		61,362,933

Gas Utilities
12,616	Enagas (Spain)	293,762
3,634	Gas Natural SDG SA (Spain)	64,331

		358,093

Healthcare Equipment & Supplies — 1.4%
19,800	C.R. Bard, Inc.	1,995,444
170,000	CareFusion Corp.*	5,948,300
145,200	Covidien PLC	9,850,368
17,600	IDEXX Laboratories, Inc.*(a)	1,626,064
3,500	Intuitive Surgical, Inc.*	1,719,165
277,100	Medtronic, Inc.	13,012,616
4,238	Smith & Nephew PLC (United Kingdom)	48,940
110,500	St. Jude Medical, Inc.	4,468,620
138,900	Stryker Corp.	9,061,836
37,200	Thoratec Corp.*	1,395,000

		49,126,353

Healthcare Providers & Services — 1.0%
20,600	Cigna Corp.	1,284,822
579	Fresenius SE & Co. KGaA (Germany)	71,466
143,900	Humana, Inc.	9,944,929
700	Medipal Holdings Corp. (Japan)	9,821
300	Miraca Holdings, Inc. (Japan)	14,418

1,196	Ramsay Health Care Ltd. (Australia)	40,255
300	Suzuken Co., Ltd. (Japan)	10,891
409,300	UnitedHealth Group, Inc.	23,416,053
13,300	WellPoint, Inc.	880,859

		35,673,514

Hotels, Restaurants & Leisure — 1.4%
5,011	Accor SA (France)	174,074
77,000	Galaxy Entertainment Group Ltd. (Hong Kong)*	322,892
160,400	International Game Technology	2,646,600
36,900	Jack in the Box, Inc.*	1,276,371
232,200	McDonald’s Corp.	23,148,018
1,500	Oriental Land Co. Ltd. (Japan)	245,711
316,200	Starbucks Corp.	18,010,752
24,803	Tatts Group Ltd. (Australia)	82,024
53,542	TUI Travel PLC (United Kingdom)	264,891
8,600	Yum! Brands, Inc.	618,684

		46,790,017

Household Durables — 0.6%
9,800	Leggett & Platt, Inc.	331,044
2,000	Sekisui House Ltd. (Japan)	27,177
4,900	Sony Corp. (Japan)	85,264
80,300	Tupperware Brands Corp.	6,563,722
112,400	Whirlpool Corp.	13,314,904

		20,322,111

Household Products — 1.4%
72,600	Colgate-Palmolive Co.	8,568,978
501,405	Procter & Gamble Co. (The)	38,638,270
6,944	Reckitt Benckiser Group PLC (United Kingdom)	497,801
2,646	Svenska Cellulosa AB (Sweden) (Class B Stock)	68,215

		47,773,264

Independent Power Producers & Energy Traders — 0.4%
1,000,400	AES Corp.	12,575,028

Industrial Conglomerates — 1.3%
1,808,500	General Electric Co.	41,812,520
48,000	Hopewell Holdings Ltd. (Hong Kong)	194,853
24,000	Hutchison Whampoa Ltd. (Hong Kong)	250,924
8,145	Koninklijke Philips Electronics NV (Netherlands)	241,024
3,912	Siemens AG (Germany)	421,378

		42,920,699

Insurance — 2.3%
49,138	Aegon NV (Netherlands)	295,475
183,200	Aflac, Inc.	9,530,064
8,865	Ageas (Belgium)	299,830
2,864	Allianz SE (Germany)	388,967
135,000	Allstate Corp. (The)	6,624,450
60,500	American Financial Group, Inc.	2,866,490
43,300	American International Group, Inc.*	1,680,906
8,269	AXA SA (France)	142,141
147,100	Berkshire Hathaway, Inc. (Class B Stock)*	15,327,820
172,700	Chubb Corp. (The)	15,116,431
413,200	Genworth Financial, Inc. (Class A Stock)*	4,132,000
17,605	Gjensidige Forsikring ASA (Norway)	290,415
279	Hannover Rueckversicherung AG (Germany)	21,884
43,200	Insurance Australia Group Ltd. (Australia)	257,716
46,208	Legal & General Group PLC (United Kingdom)	121,254
12,900	Loews Corp.	568,503
29,700	Marsh & McLennan Cos., Inc.	1,127,709
243,900	MetLife, Inc.	9,273,078
2,361	Muenchener Rueckversicherungs AG (Germany)	441,560
9,200	PartnerRe Ltd.	856,612
37,100	ProAssurance Corp.	1,755,943

32,500	Reinsurance Group of America, Inc.	1,939,275
1,987	Sampo OYJ (Finland) (Class A Stock)	76,411
57,808	Standard Life PLC (United Kingdom)	320,868
5,148	Swiss Re AG (Switzerland)	418,651
54,000	Symetra Financial Corp.	724,140
63,600	Travelers Cos., Inc. (The)	5,354,484
116	Tryg A/S (Denmark)	9,362

		79,962,439

Internet & Catalog Retail — 0.2%
2,200	Amazon.com, Inc.*	586,278
37,600	Expedia, Inc.(a)	2,256,376
18,500	HSN, Inc.	1,014,910
5,400	priceline.com, Inc.*	3,714,822

		7,572,386

Internet Software & Services — 1.1%
137,100	Akamai Technologies, Inc.*	4,838,259
500	Dena Co. Ltd. (Japan)	13,633
29,700	Google, Inc. (Class A Stock)*	23,582,691
68,000	IAC/InterActiveCorp	3,038,240
763	Yahoo Japan Corp. (Japan)	351,989
271,800	Yahoo!, Inc.*	6,395,454

		38,220,266

IT Services — 2.1%
254,000	Accenture PLC (Class A Stock)	19,296,380
109,800	Broadridge Financial Solutions, Inc.	2,727,432
4,603	Cap Gemini SA (France)	209,463
216,200	CoreLogic, Inc.*	5,590,932
56,500	Fidelity National Information Services, Inc.	2,238,530
34,200	Fiserv, Inc.*(a)	3,003,786
142,300	International Business Machines Corp.	30,352,590
186,200	Lender Processing Services, Inc.	4,740,652
500	Nomura Research Institute Ltd. (Japan)	12,913
100	Otsuka Corp. (Japan)	10,896
121,900	Total System Services, Inc.(a)	3,020,682
25,000	Unisys Corp.*	568,750
12,400	Visa, Inc. (Class A Stock)	2,106,016

		73,879,022

Leisure Equipment & Products — 0.3%
20,300	Namco Bandai Holdings, Inc. (Japan)	359,096
68,600	Polaris Industries, Inc.(a)	6,344,814
300	Shimano, Inc. (Japan)	24,556
239,800	Smith & Wesson Holding Corp.*(a)	2,158,200
800	Yamaha Corp. (Japan)	7,789

		8,894,455

Life Sciences Tools & Services — 0.6%
81,200	Bruker Corp.*	1,550,920
72,500	Life Technologies Corp.*	4,685,675
181,100	Thermo Fisher Scientific, Inc.	13,852,339

		20,088,934

Machinery — 1.3%
1,000	Amada Co., Ltd. (Japan)	6,651
175,400	Deere & Co.	15,080,892
27,401	Fiat Industrial SpA (Italy)	308,038
810	GEA Group AG (Germany)	26,695
31,000	Hino Motors Ltd. (Japan)	336,560
500	Hitachi Construction Machinery Co. Ltd. (Japan)	10,761
15,700	Illinois Tool Works, Inc.	956,758
73,400	Ingersoll-Rand PLC	4,037,734
7,000	Kawasaki Heavy Industries Ltd. (Japan)	22,183
1,770	Kone OYJ (Finland) (Class B Stock)	139,196
5,000	Kubota Corp. (Japan)	72,554
6,700	Lindsay Corp.	590,806
500	Makita Corp. (Japan)	22,291
15,000	Mitsubishi Heavy Industries Ltd. (Japan)	86,782
18,500	Mueller Industries, Inc.	985,865
203,600	Oshkosh Corp.*	8,650,964
93,000	Parker Hannifin Corp.	8,516,940
11,500	Toro Co. (The)	529,460
30,200	Valmont Industries, Inc.	4,749,554

		45,130,684

Marine
6	AP Moeller-Maersk A/S (Denmark) (Class B Stock)	46,833
45,600	Matson, Inc.	1,121,760

		1,168,593

Media — 1.9%
24,600	AMC Networks, Inc. (Class A Stock)*	1,554,228
284	Axel Springer AG (Germany)	12,306
74,100	Belo Corp. (Class A Stock)	728,403
47,100	Cinemark Holdings, Inc.	1,386,624
698,173	Comcast Corp. (Class A Stock)	29,330,248
310,100	DIRECTV*	17,554,761
4,070	Hakuhodo DY Holdings, Inc. (Japan)	313,205
170,250	ITV PLC (United Kingdom)	334,742
9,000	John Wiley & Sons, Inc. (Class A Stock)	350,640
10	Jupiter Telecommunications Co. Ltd. (Japan)	13,098
848	Publicis Groupe SA (France)	56,862
27,600	Time Warner Cable, Inc.	2,651,256
20,000	Time Warner, Inc.	1,152,400
15,500	Viacom, Inc. (Class B Stock)	954,335
153,100	Walt Disney Co. (The)	8,696,080

		65,089,188

Metals & Mining — 0.9%
994,500	Alcoa, Inc.	8,473,140
371	Anglo American PLC (United Kingdom)	9,538
21,092	BHP Billiton Ltd. (Australia)	721,030
10,410	BHP Billiton PLC (United Kingdom)	302,906
2,371	Boliden AB (Sweden)	38,167
121,500	Coeur d’Alene Mines Corp.*(a)	2,291,490
54,082	Eurasian Natural Resources Corp. PLC (United Kingdom)	202,233
1,438	Evraz PLC (United Kingdom)	4,851
67,408	Fortescue Metals Group Ltd. (Australia)(a)	279,071
485,000	Freeport-McMoRan Copper & Gold, Inc.	16,053,500
5,577	Iluka Resources Ltd. (Australia)	54,814
2,400	JFE Holdings, Inc. (Japan)	46,452
34,314	Kazakhmys PLC (United Kingdom)	204,592
5,000	Mitsubishi Materials Corp. (Japan)	14,154
6,302	Rio Tinto PLC (United Kingdom)	295,408
182	Salzgitter AG (Germany)	7,306
47,800	Southern Copper Corp.	1,795,846
3,000	Sumitomo Metal Mining Co. Ltd. (Japan)	42,647
489	Vedanta Resources PLC (United Kingdom)	7,467
24,800	Worthington Industries, Inc.	768,304

		31,612,916

Multiline Retail — 0.6%
94,600	Dillard’s, Inc. (Class A Stock)	7,430,830
321,400	Macy’s, Inc.	13,447,376
4,979	Next PLC (United Kingdom)	330,304

		21,208,510

Multi-Utilities — 0.6%
220,800	Ameren Corp.	7,732,416
21,300	Avista Corp.	583,620
152,100	Consolidated Edison, Inc.	9,282,663
18,700	DTE Energy Co.	1,277,958
7,919	E.ON SE (Germany)	138,257
20,203	GDF Suez (France)	388,977
39,562	National Grid PLC (United Kingdom)	459,863
16,800	Public Service Enterprise Group, Inc.	576,912

		20,440,666

Office Electronics
1,200	Brother Industries Ltd. (Japan)	12,429
2,400	Canon, Inc. (Japan)	88,200
2,000	Konica Minolta Holdings, Inc. (Japan)	14,667
29,000	Ricoh Co. Ltd. (Japan)	316,606

		431,902

Oil, Gas & Consumable Fuels — 6.5%
79,500	Anadarko Petroleum Corp.	6,952,275
200,800	Apache Corp.	15,493,728
607	BG Group PLC (United Kingdom)	10,413
90,681	BP PLC (United Kingdom)	633,677
196,800	Cabot Oil & Gas Corp.	13,305,648
401,056	Chevron Corp.	47,653,474
376,734	ConocoPhillips	22,641,713
22,363	ENI SpA (Italy)	502,517
852,116	Exxon Mobil Corp.	76,784,173
100	Idemitsu Kosan Co. Ltd. (Japan)	8,724
10	Inpex Corp. (Japan)	53,858
10,500	JX Holdings, Inc. (Japan)	59,204
52,000	Marathon Petroleum Corp.	4,659,200
11,000	Noble Energy, Inc.	1,272,260
174,700	Occidental Petroleum Corp.	13,691,239
7,615	OMV AG (Austria)	323,832
235,200	Phillips 66	16,456,944
3,894	Repsol SA (Spain)	79,116
18,928	Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	612,306
19,665	Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	652,880
2,805	Statoil ASA (Norway)	67,811
13,967	Total SA (France)	668,791
5,800	Valero Energy Corp.	263,842

		222,847,625

Paper & Forest Products
18,500	International Paper Co.	861,730
4,000	Oji Holdings Corp. (Japan)	15,041
41,413	Stora Enso OYJ (Finland) (Class R Stock)(a)	267,285

		1,144,056

Personal Products
1,500	Kao Corp. (Japan)	48,513
26,500	Medifast, Inc.*	607,380

		655,893

Pharmaceuticals — 4.0%
292,700	AbbVie, Inc.	11,936,306
14,200	Actavis, Inc.*	1,307,962
11,705	AstraZeneca PLC (United Kingdom)	586,824
3,868	Bayer AG (Germany)	398,987
1,000	Daiichi Sankyo Co. Ltd. (Japan)	19,303
331,300	Eli Lilly & Co.	18,814,527
11,548	GlaxoSmithKline PLC (United Kingdom)	269,956
297,498	Johnson & Johnson(a)	24,255,012
1,000	Kyowa Hakko Kirin Co. Ltd. (Japan)	11,337
750,000	Merck & Co., Inc.	33,172,500
10,746	Novartis AG (Switzerland)	763,529
1,905	Novo Nordisk A/S (Denmark) (Class B Stock)	309,509
9,153	Orion OYJ (Finland) (Class B Stock)	240,405
1,700	Otsuka Holdings Co. Ltd. (Japan)	59,006
1,509,397	Pfizer, Inc.	43,561,197
4,539	Roche Holding AG (Switzerland)	1,056,693
8,401	Sanofi (France)	853,647
1,400	Shionogi & Co. Ltd. (Japan)	28,373
11,101	Teva Pharmaceutical Industries Ltd. (Israel)	437,027
300	Tsumura & Co. (Japan)	10,968

		138,093,068

Professional Services
619	Adecco SA (Switzerland)	33,907
4,323	Capita Group PLC (The) (United Kingdom)	59,052
12,100	Equifax, Inc.	696,839
1,393	Intertek Group PLC (United Kingdom)	71,816
14,200	Robert Half International, Inc.(a)	532,926

		1,394,540

Real Estate Investment Trusts — 1.3%
239,200	American Capital Agency Corp.	7,840,976
93,700	American Capital Mortgage Investment Corp.	2,422,145
102,400	American Tower Corp.	7,876,608
38,800	Annaly Capital Management, Inc.	616,532
140,000	Ascendas Real Estate Investment Trust (Singapore)	294,181
4,056	British Land Co. PLC (United Kingdom)	33,495
42,100	Camden Property Trust	2,891,428
34,000	CapitaCommercial Trust (Singapore)	43,546
59,958	Dexus Property Group (Australia)	65,155
67	Gecina SA (France)	7,774
157,800	General Growth Properties, Inc.	3,137,064
34,600	Geo Group, Inc. (The)	1,301,652
6,778	GPT Group (Australia)	26,231
3,342	Hammerson PLC (United Kingdom)	24,979
118,900	Hospitality Properties Trust	3,262,616
1,155	ICADE (France)	101,002
62,500	Link REIT (The) (Hong Kong)	340,880
15,792	Mirvac Group (Australia)	26,721
54,100	Resource Capital Corp.	357,601
43,000	RLJ Lodging Trust	978,680
40,500	Simon Property Group, Inc.	6,421,680
55,000	Vornado Realty Trust	4,600,200
32,500	Western Asset Mortgage Capital Corp.	755,300
45,387	Westfield Retail Trust (Australia)	142,891
26,400	Winthrop Realty Trust	332,112

		43,901,449

Real Estate Management & Development — 0.1%
142,900	CBRE Group, Inc. (Class A Stock)*	3,608,225
6,000	Cheung Kong Holdings Ltd. (Hong Kong)	88,885
2,000	Daiwa House Industry Co. Ltd. (Japan)	39,117
52,000	Hang Lung Properties Ltd. (Hong Kong)	194,681
3,000	Hysan Development Co. Ltd. (Hong Kong)	15,187
28,128	Lend Lease Group (Australia)	300,061
13,000	New World Development Co. Ltd. (Hong Kong)	22,094
14,000	Sino Land Co. Ltd. (Hong Kong)	23,828
83,000	Swire Properties Ltd. (Hong Kong)	295,193
27,000	Wharf Holdings Ltd. (Hong Kong)	241,465

		4,828,736

Road & Rail — 1.1%
3,900	Central Japan Railway Co. (Japan)	412,086
43,000	ComfortDelGro Corp. Ltd. (Singapore)	66,352
530,900	CSX Corp.	13,076,067
5,700	East Japan Railway Co. (Japan)	469,205
5,000	Hankyu Hanshin Holdings, Inc. (Japan)	30,191
6,500	MTR Corp. Ltd. (Hong Kong)	25,868
111,100	Norfolk Southern Corp.	8,563,588
3,000	Odakyu Electric Railway Co. Ltd. (Japan)	37,390
5,000	Tobu Railway Co. Ltd. (Japan)	28,705
5,000	Tokyu Corp. (Japan)	36,988
97,700	Union Pacific Corp.	13,913,457
800	West Japan Railway Co. (Japan)	38,488

		36,698,385

Semiconductors & Semiconductor Equipment — 0.9%
24,850	ARM Holdings PLC (United Kingdom)	347,756
1,095,600	Intel Corp.	23,938,860
103,800	Kulicke & Soffa Industries, Inc.*	1,199,928
868,400	LSI Corp.*	5,887,752
167	Mellanox Technologies Ltd.*	9,228
86,000	PMC - Sierra, Inc.*	583,940
600	Sumco Corp. (Japan)	6,828
9,700	Ultratech, Inc.*	383,441

		32,357,733

Software — 2.6%
11,600	CommVault Systems, Inc.*	950,968
149,400	Intuit, Inc.	9,808,110

1,428,600	Microsoft Corp.	40,872,246
276	NICE Systems Ltd. (Israel)*	10,145
1,046,900	Oracle Corp.	33,856,746
18,300	Rovi Corp.*	391,803
960	SAP AG (Germany)	76,911
16,700	SolarWinds, Inc.*	986,970
45,400	Symantec Corp.*	1,120,472

		88,074,371

Specialty Retail — 1.9%
81,300	Abercrombie & Fitch Co. (Class A Stock)	3,756,060
24,500	ANN, Inc.*	710,990
25,000	Express, Inc.*	445,250
300	Fast Retailing Co. Ltd. (Japan)	95,936
59,100	Foot Locker, Inc.	2,023,584
358,700	Gap, Inc. (The)	12,697,980
260,350	Home Depot, Inc. (The)	18,167,223
1,029	Inditex SA (Spain)	136,387
48,900	PetSmart, Inc.(a)	3,036,690
222,100	Ross Stores, Inc.	13,463,702
100	Shimamura Co., Ltd. (Japan)	11,692
259,400	TJX Cos., Inc.	12,126,950

		66,672,444

Textiles, Apparel & Luxury Goods — 1.0%
700	Asics Corp. (Japan)	11,574
2,092	Burberry Group PLC (United Kingdom)	42,245
101,900	Carter’s, Inc.*(a)	5,835,813
2,898	Cie Financiere Richemont SA (Switzerland)	227,432
209,900	Coach, Inc.	10,492,901
209,100	NIKE, Inc. (Class B Stock)	12,338,991
21,100	Ralph Lauren Corp.	3,572,441

		32,521,397

Tobacco — 0.7%
226,400	Altria Group, Inc.	7,785,896
14,428	British American Tobacco PLC (United Kingdom)	773,214
13,300	Japan Tobacco, Inc. (Japan)	425,434
33,200	Lorillard, Inc.	1,339,620
142,100	Philip Morris International, Inc.	13,174,091
35,800	Reynolds American, Inc.	1,592,742

		25,090,997

Trading Companies & Distributors — 0.2%
1,859	Bunzl PLC (United Kingdom)	36,580
31,500	ITOCHU Corp. (Japan)	387,051
8,000	Marubeni Corp. (Japan)	61,249
6,100	Sojitz Corp. (Japan)	9,573
5,100	Sumitomo Corp. (Japan)	64,506
11,600	Toyota Tsusho Corp. (Japan)	297,368
21,300	W.W. Grainger, Inc.	4,792,074

		5,648,401

Water Utilities — 0.2%
138,400	American Water Works Co., Inc.	5,735,296

Wireless Telecommunication Services
10,200	KDDI Corp. (Japan)	426,481
292	Millicom International Cellular SA (Luxembourg)	23,323
4,700	Softbank Corp. (Japan)	216,538
130,143	Vodafone Group PLC (United Kingdom)	368,995

		1,035,337

	TOTAL COMMON STOCKS (cost $1,728,043,447)	2,284,360,637

EXCHANGE TRADED FUND
15,300	iShares MSCI EAFE Index Fund (cost $786,905)	902,394

PREFERRED STOCKS
Automobiles
679	Volkswagen AG (Germany)	134,909

Banking
22,000	Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(b)	628,980

	TOTAL PREFERRED STOCKS (cost $663,417)	763,889

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.9%
Non-Residential Mortgage-Backed Securities — 1.7%
ACAS CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A, 144A(b)	Aaa	1.668%	04/20/25	2,550	2,550,000
ACAS CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class B2, 144A	AA(c)	3.360%	04/20/25	500	496,800
AIMCO (Cayman Islands), Ser. 2005-AA, Class A1B, 144A(b)	Aaa	0.552%	10/20/19	2,277	2,229,280
American Express Credit Account Master Trust, Ser. 2012- 4, Class C, 144A(b)	AA-(c)	1.003%	05/15/20	3,900	3,926,489
ARES CLO Funds (Cayman Islands), Ser. 2011-16A, Class A, 144A(b)	Aaa	1.890%	05/17/21	500	500,270
ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Ser. 2005-2A, Class A2, 144A(b)	Aaa	0.561%	01/26/20	1,622	1,597,809
BA Credit Card Trust, Ser. 2006-C5, Class C5(b)	A3	0.603%	01/15/16	3,209	3,211,243
Bank One Issuance Trust, Ser. 2003-C3, Class C3	Baa2	4.770%	02/16/16	5,200	5,245,744
Battalion CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class A1, 144A(b)	AAA(c)	1.404%	11/15/19	1,692	1,691,301
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.538%	05/25/17	523	519,142
Cent CDO XI Ltd. (Cayman Islands), Ser. 2006-11A, Class A1, 144A(b)	Aaa	0.561%	04/25/19	537	529,651
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(b)	Aaa	0.548%	08/03/19	397	391,736
Citibank Credit Card Issuance Trust, Ser. 2005-C2, Class C2(b)	Baa2	0.674%	03/24/17	2,200	2,185,163
Fortress Credit BSL Ltd. (Cayman Islands), Ser. 2013-1A, Class A, 144A(b)	Aaa	1.536%	01/19/25	1,050	1,050,000
Fortress Credit BSL Ltd. (Cayman Islands), Ser. 2013-1A, Class B, 144A(b)	AA(c)	2.256%	01/19/25	300	298,140
Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A(b)	Aaa	0.552%	07/22/20	757	745,382
Fraser Sullivan CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class B, 144A(b)	Aaa	0.750%	03/15/20	1,000	970,349
GE Capital Credit Card Master Note Trust, Ser. 2012-4, Class B(b)	A2	1.053%	06/15/18	5,500	5,532,576
ING Investment Management CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A1, 144A(b)	Aaa	1.679%	04/15/24	2,700	2,700,000
Lafayette CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class A, 144A(b)	AAA(c)	1.683%	09/06/22	1,181	1,185,421
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(b)	Aaa	0.542%	10/19/20	594	589,165
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(b)	Aaa	0.547%	06/01/17	1,076	1,062,887
Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A(b)	Aaa	0.540%	09/15/17	960	947,047
Marine Park CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class A1A, 144A(b)	Aaa	1.760%	05/18/23	1,350	1,361,788
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(b)	Aaa	0.530%	03/15/18	248	245,623
OCP CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class A2, 144A(b)	Aaa	1.769%	11/22/23	1,200	1,205,119
OCP CLO Ltd. (Cayman Islands), Ser. 2012-2A, Class B, 144A(b)	AA(c)	2.489%	11/22/23	1,200	1,204,967
Sheridan Square CLO Ltd. (Cayman Islands), Ser. 2013-1A, Class A1, 144A(b)	Aaa	1.256%	04/15/25	3,200	3,208,429

Slater Mill Loan Fund LP (Cayman Islands), Ser. 2012-1A, Class B, 144A(b)	AA(c)	2.940%	08/17/22	500	503,308
Sound Point CLO Ltd. (Cayman Islands), Ser. 2012-1A, Class B, 144A(b)	AA(c)	3.002%	10/20/23	1,100	1,108,081
Stanfield Azure CLO Ltd. (Cayman Islands), Ser. 2006-1A, Class A1L, 144A(b)	Aaa	0.547%	05/27/20	2,023	1,998,378
Stanfield Daytona CLO Ltd. (Cayman Islands), Ser. 2007- 1A, Class A1L, 144A(b)	Aaa	0.551%	04/27/21	4,042	3,969,020
SVO VOI Mortgage Corp., Ser. 2012-AA, Class A, 144A	A+(c)	2.000%	09/20/29	1,983	2,001,935
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(b)	Aaa	0.549%	11/01/18	2,244	2,221,691

					59,183,934

Residential Mortgage-Backed Securities — 0.2%
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(b)	B2	1.854%	03/25/33	329	281,374
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3(b)	B3	4.714%	07/25/35	302	267,555
Equity One ABS, Inc., Ser. 2004-3, Class M1(d)	Ba1	5.308%	07/25/34	505	443,375
GSAMP Trust, Ser. 2004-HE2, Class A3C(b)	Aaa	0.784%	09/25/34	674	657,342
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(b)	Aa1	0.693%	01/20/35	253	241,554
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(b)	B1	0.734%	06/25/34	892	819,407
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(b)	Ba2	1.404%	05/25/33	539	523,671
Morgan Stanley ABS Capital I, Ser. 2004-HE5, Class M1(b)	B3	1.149%	06/25/34	1,075	1,034,417
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(b)	Baa2	1.254%	12/27/33	980	954,859
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(b)	Caa3	1.104%	07/25/32	557	490,829
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(b)	B2	1.479%	09/25/32	601	559,479
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1(b)	Ba3	0.969%	02/25/34	963	895,654

					7,169,516

TOTAL ASSET-BACKED SECURITIES (cost $65,623,970)					66,353,450

BANK LOANS(b) — 0.3%
Automotive
Schaeffler AG (Germany)	Ba3	4.250%	01/27/17	750	758,750

Cable
Virgin Media Investment Holdings Ltd. (United Kingdom)	Ba3	3.500%	06/30/20	1,000	994,286

Foods — 0.1%
ARAMARK Corp.	B1	4.000%	08/22/19	1,100	1,110,403
Del Monte Foods Co.	B1	4.000%	03/08/18	1,095	1,103,475

					2,213,878

Gaming
Scientific Games Corp.	Ba1	3.210%	06/30/15	643	643,170

Healthcare & Pharmaceutical — 0.1%
Community Health Systems, Inc.	Ba3	2.700%	10/25/16	491	493,062
HCA, Inc.	Ba3	3.450%	05/01/18	370	372,429
HCA, Inc.	Ba3	3.530%	03/31/17	886	893,452
RPI Finance Trust	Baa2	4.000%	11/09/18	1,073	1,082,654

					2,841,597

Pipelines & Other
Energy Transfer Equity LP	Ba2	3.750%	03/24/17	900	903,125

Technology — 0.1%
First Data Corp.	B1	4.200%	03/26/18	2,134	2,126,759
First Data Corp.	B1	5.200%	03/24/17	162	162,792
Flextronics International Ltd. (Singapore)	Ba1	2.454%	10/01/14	78	77,475
Flextronics International Ltd. (Singapore)	Ba1	2.454%	10/01/14	22	22,263
Sensata Technologies, Inc. (Netherlands)	Ba2	3.750%	05/12/18	433	436,971

					2,826,260

TOTAL BANK LOANS (cost $11,041,981)					11,181,066

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	2,500	1,974,466

Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(b)	B2	2.934%	02/25/35	549	539,479
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(b)	Caa1	2.850%	03/25/35	431	408,737
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(b)	B2	3.021%	02/25/37	1,189	1,184,799
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	478	488,588
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(b)	B1	2.991%	07/25/35	771	773,084
MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	158	163,116
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(b)	Baa3	2.586%	02/25/34	517	520,418
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	CCC(c)	5.000%	03/25/20	205	207,648

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $6,575,168)					6,260,335

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.1%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	2,191	2,207,243
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	3,700	3,717,053
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(b)	Aaa	5.796%	06/10/49	417	416,707
Banc of America Commercial Mortgage, Inc., Ser. 2007-5, Class A3	AAA(c)	5.620%	02/10/51	1,920	1,982,765
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2006-6, Class A3	Aaa	5.369%	10/10/45	3,900	4,218,622
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2007-2, Class A3(b)	AAA(c)	5.768%	04/10/49	1,500	1,649,650
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PW10, Class A4	AAA(c)	5.405%	12/11/40	2,000	2,202,098
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A4(b)	Aaa	5.885%	12/10/49	1,000	1,162,846
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A4(b)	Aaa	5.305%	01/15/46	1,200	1,324,438
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD3, Class A5	Aaa	5.617%	10/15/48	580	654,030
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A	AA-(c)	5.440%	09/15/30	268	269,125
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A4(b)	AAA(c)	5.940%	06/10/46	5,450	6,129,855
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	212	213,725
Commercial Mortgage Pass-Through Certificates, Ser. 2012-CR3, Class A2	Aaa	1.765%	10/15/45	3,100	3,148,462
Commercial Mortgage Pass-Through Certificates, Ser. 2012-CR5, Class A3	Aaa	2.540%	12/10/45	1,000	987,682
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C3, Class A4	Aaa	4.835%	07/15/36	258	262,310
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	A1	4.832%	04/15/37	1,900	2,014,659
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(b)	AAA(c)	5.407%	02/15/39	2,700	2,996,930
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class AM(b)	AAA(c)	5.407%	02/15/39	640	708,106
CW Capital Cobalt Ltd., Ser. 2006-C1, Class A4	AA+(c)	5.223%	08/15/48	1,230	1,372,593
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(b)	AAA(c)	5.811%	05/15/46	1,231	1,308,538
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. K020, Class X1(b)	AA+(c)	1.478%	05/25/22	25,891	2,744,748
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. K021, Class X1(b)	AA+(c)	1.514%	06/25/22	7,287	805,193
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. K501, Class X1A(b)	AA+(c)	1.755%	08/25/16	7,796	343,007
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. K710, Class X1(b)	AA+(c)	1.784%	05/25/19	19,951	1,854,448
FHLMC Multifamily Structured Pass-Through Certificates, I/O, Ser. K711, Class X1(b)	AA+(c)	1.711%	07/25/19	20,977	1,902,313
GE Capital Commercial Mortgage Corp., Ser. 2005-C4, Class A4(b)	Aaa	5.471%	11/10/45	2,585	2,851,971

GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4(b)	AAA(c)	5.470%	03/10/44	2,060	2,276,162
GMAC Commercial Mortgage Securities, Inc., Ser. 2005- C1, Class A5	AAA(c)	4.697%	05/10/43	2,720	2,880,513
Greenwich Capital Commercial Funding Corp., Ser. 2005- GG3, Class A3	Aaa	4.569%	08/10/42	282	281,338
Greenwich Capital Commercial Funding Corp., Ser. 2005- GG5, Class A5	Aa2	5.224%	04/10/37	8,050	8,785,569
Greenwich Capital Commercial Funding Corp., Ser. 2006- GG7, Class A4(a)(b)	Aaa	6.060%	07/10/38	1,940	2,190,200
Greenwich Capital Commercial Funding Corp., Ser. 2007- GG9, Class A2	Aaa	5.381%	03/10/39	2,665	2,743,616
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB	AAA(c)	5.587%	04/10/38	4,368	4,601,580
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2	Aaa	5.778%	08/10/45	1,003	1,016,928
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB	Aaa	4.853%	03/15/46	1,182	1,212,193
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A3	Aaa	4.697%	07/15/42	197	197,319
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class AM	Aa2	4.780%	07/15/42	1,000	1,069,587
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	2,140	2,206,345
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class AM(b)	Aa2	4.999%	10/15/42	1,270	1,375,410
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	2,610	2,764,122
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A3A(b)	Aaa	6.059%	04/15/45	291	291,754
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	841	861,727
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2012-CBX, Class A3	Aaa	3.139%	06/15/45	2,100	2,228,661
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2012-LC9, Class A4	Aaa	2.611%	12/15/47	1,700	1,670,497
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2013-C10, Class A4	AAA(c)	2.875%	12/15/47	3,900	3,920,257
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5	AAA(c)	4.826%	08/15/29	1,315	1,338,275
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class AM(b)	AA(c)	5.263%	11/15/40	1,510	1,658,919
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(c)	5.084%	02/15/31	304	303,911
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4	Aaa	5.661%	03/15/39	2,676	2,997,794
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	358	359,097
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class AM(b)	AA(c)	5.873%	05/12/39	930	1,041,652
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class AM(b)	A(c)	5.718%	02/12/39	530	588,677
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(b)	Aaa	6.087%	06/12/46	1,795	2,039,072
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2	Aaa	5.331%	03/12/51	2,361	2,422,098
Morgan Stanley BAML Trust, Ser. 2013-C8, Class A3	AAA(c)	2.863%	12/15/48	1,500	1,501,389
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(b)	Aaa	5.597%	03/12/44	1,500	1,651,941
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(b)	AAA(c)	5.852%	10/15/42	2,600	2,889,328
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	AAA(c)	5.332%	12/15/43	3,900	4,423,099
Morgan Stanley Capital I, Ser. 2007-HQ11, Class A31	Aaa	5.439%	02/12/44	1,230	1,269,896
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	3,606	3,757,426
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(b)	AAA(c)	5.816%	06/11/42	820	841,405
UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class A4	Aaa	2.792%	12/10/45	1,700	1,703,068
UBS-Barclays Commercial Mortgage Trust, Ser. 2013-C5, Class A3	Aaa	2.920%	03/10/46	3,900	3,931,648
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4	Aaa	5.418%	01/15/45	4,774	5,226,157
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(b)	Aaa	5.734%	05/15/43	700	785,419
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C31, Class A4	Aa2	5.509%	04/15/47	4,500	5,093,910

Wachovia Bank Commercial Mortgage Trust, Ser. 2007- C33, Class A4(b)	Aaa	5.926%	02/15/51	3,470	3,977,946

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $135,092,973)					141,825,022

CORPORATE BONDS — 9.0%
Aerospace & Defense
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	6.300%	05/01/14	1,075	1,123,375

Airlines — 0.2%
Continental Airlines Pass-Through Trust, Pass-thru Certs., Ser. 1998-1, Class A	Baa2	6.648%	09/15/17	160	170,898
Continental Airlines Pass-Through Trust, Pass-thru Certs., Ser. 2009-2, Class A	Baa2	7.250%	11/10/19	692	808,491
Continental Airlines Pass-Through Trust, Pass-thru Certs., Ser. 2010-A(a)	Baa2	4.750%	01/12/21	789	866,288
Continental Airlines Pass-Through Trust, Pass-thru Certs., Ser. 2012-2, Class A	Baa2	4.000%	10/29/24	705	733,200
Delta Air Lines, Inc., Pass-Through Trust, Pass-thru Certs., Ser. 2007-1, Class A	Baa2	6.821%	08/10/22	358	405,206
Delta Air Lines, Inc., Pass- Through Trust, Pass-thru Certs., Ser. 2010-2, Class 2A	Baa2	4.950%	05/23/19	665	728,218
Delta Air Lines, Inc., Pass-Through Trust, Pass-thru Certs., Ser. 2011-1, Class A(a)	Baa2	5.300%	04/15/19	1,285	1,419,799

					5,132,100

Automotive — 0.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	4.207%	04/15/16	2,090	2,224,834
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	Baa1	2.700%	03/15/17	450	464,764
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	500	540,227
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	01/15/16	245	273,720

					3,503,545

Banking — 2.5%
American Express Co., Sr. Unsec’d. Notes	A3	2.650%	12/02/22	2,213	2,168,634
American Express Credit Corp., Sr. Unsec’d. Notes, MTN(e)	A2	2.800%	09/19/16	2,030	2,149,437
Banco Bradesco SA (Brazil), Sub. Notes(a)	Baa2	8.750%	10/24/13	1,760	1,820,720
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	3.875%	09/20/22	645	650,904
Bangkok Bank PCL/Hong Kong (Thailand), Sr. Unsec’d. Notes, 144A	A3	2.750%	03/27/18	1,350	1,394,223
Bank of America Corp., Jr. Sub. Notes, Ser. K(a)(b)	B1	8.000%	12/29/49	2,200	2,472,360
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.500%	04/01/15	595	630,476
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%	01/24/22	1,770	2,073,274
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.000%	09/01/17	1,075	1,248,018
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	3.300%	01/11/23	1,780	1,755,185
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	Baa2	5.000%	05/13/21	630	706,174
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	Baa2	3.750%	07/12/16	870	925,302
Bank of America Corp., Sub. Notes	Baa3	5.750%	08/15/16	1,775	1,979,326
Bank of America NA, Sub. Notes	Baa1	5.300%	03/15/17	930	1,042,045
Bank of America NA, Sub. Notes	Baa1	6.000%	10/15/36	410	491,319
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	A2	5.300%	10/30/15	515	569,125
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	A2	6.400%	10/02/17	330	393,956
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	A2	7.250%	02/01/18	1,175	1,460,252
Capital One Bank USA NA, Sub. Notes	Baa1	3.375%	02/15/23	1,560	1,544,715
Capital One Bank USA NA, Sub. Notes	Baa1	6.500%	06/13/13	20	20,236
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	3.953%	06/15/16	1,010	1,088,292
Citigroup, Inc., Sr. Unsec’d. Notes(a)	Baa2	4.500%	01/14/22	2,450	2,723,942
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.750%	05/19/15	2,265	2,429,625
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	05/15/18	1,155	1,375,986
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.875%	03/05/38	215	282,079
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.125%	07/15/39	710	1,040,734
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%	05/22/19	1,895	2,524,610
Citigroup, Inc., Sub. Notes	Baa3	5.000%	09/15/14	454	476,714
Citigroup, Inc., Sub. Notes	Baa3	6.125%	08/25/36	570	651,809
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	570	709,546
Discover Financial Services, Sr. Unsec’d. Notes	Ba1	3.850%	11/21/22	900	926,359
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A3	3.625%	02/07/16	2,000	2,123,986
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A3	5.250%	07/27/21	2,055	2,328,457
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A3	5.750%	01/24/22	3,620	4,209,061
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.000%	06/15/20	1,000	1,180,215
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.250%	02/01/41	270	320,856
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	5.625%	01/15/17	1,190	1,332,310

Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.750%	10/01/37	104	116,541
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.875%	01/14/22	1,910	2,181,556
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.100%	04/05/21	1,025	1,184,358
Huntington BancShares, Inc., Sub. Notes	Baa2	7.000%	12/15/20	170	212,333
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes(a)	Baa2	3.125%	01/15/16	1,395	1,363,673
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(b)	Ba1	7.900%	04/29/49	2,000	2,297,658
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.150%	07/05/16	3,210	3,403,515
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)(e)	A2	4.250%	10/15/20	2,930	3,214,849
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes(a)	A2	6.375%	01/21/21	1,400	1,722,560
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	A2	5.800%	01/13/20	1,870	2,201,532
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa2	6.400%	08/28/17	20	23,474
Morgan Stanley, Notes, Ser. G, MTN	Baa1	6.625%	04/01/18	105	125,517
Morgan Stanley, Sr. Unsec’d. Notes(a)	Baa1	5.750%	01/25/21	1,400	1,617,823
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	6.375%	07/24/42	780	937,133
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.625%	09/23/19	1,415	1,627,080
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	Baa1	5.950%	12/28/17	510	590,452
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN(a)	Baa1	5.450%	01/09/17	2,345	2,624,827
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	5.500%	07/28/21	760	871,270
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes(b)	Ba1	6.346%	07/29/49	800	891,302
People’s United Financial, Inc., Sr. Unsec’d. Notes	A3	3.650%	12/06/22	1,455	1,483,052
PNC Funding Corp., Gtd. Notes	A3	2.700%	09/19/16	1,110	1,168,581
PNC Funding Corp., Gtd. Notes	A3	6.700%	06/10/19	440	555,221
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	2.550%	09/18/15	455	467,644
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	Baa1	6.400%	10/21/19	1,775	2,119,199
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	09/24/15	955	979,205
US Bancorp, Sub. Notes, MTN	A2	2.950%	07/15/22	1,120	1,114,652
Wells Fargo Bank NA, Sub. Notes, Ser. AI(e)	A1	4.750%	02/09/15	585	625,038

					86,940,307

Brokerage — 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	Baa3	6.500%	01/20/43	560	596,957
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(f)	NR	6.875%	02/06/12	1,715	458,762
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(f)	NR	6.875%	05/02/18	700	190,750
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	Baa3	2.000%	09/13/16	820	817,989

					2,064,458

Building Materials & Construction
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	5.125%	06/26/22	700	736,050
Owens Corning, Gtd. Notes	Ba1	4.200%	12/15/22	775	792,629

					1,528,679

Cable — 0.2%
AT&T Broadband LLC, Gtd. Notes	A3	9.455%	11/15/22	255	386,421
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17	1,000	1,165,000
Comcast Corp., Gtd. Notes	A3	6.400%	05/15/38	570	716,863
Comcast Corp., Gtd. Notes	A3	6.450%	03/15/37	155	196,622
Comcast Corp., Gtd. Notes	A3	6.500%	11/15/35	450	573,112
Comcast Corp., Gtd. Notes	A3	6.950%	08/15/37	605	804,418
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	920	976,976
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(a)	Baa2	3.550%	03/15/15	165	172,725
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(a)	Baa2	5.150%	03/15/42	1,560	1,507,603
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500%	04/01/14	345	367,936

					6,867,676

Capital Goods — 0.4%
Actuant Corp., Gtd. Notes	Ba2	5.625%	06/15/22	1,205	1,250,187
Case New Holland, Inc., Gtd. Notes	Ba2	7.875%	12/01/17	1,255	1,468,350
Deere & Co., Sr. Unsec’d. Notes	A2	3.900%	06/09/42	745	736,002
ERAC USA Finance LLC, Gtd. Notes, 144A (cost $403,489; purchased 10/10/12)(g)(h)	Baa1	5.625%	03/15/42	375	418,061
ERAC USA Finance LLC, Gtd. Notes, 144A (cost $1,299,722; purchased 10/10/07)(a)(g)(h)	Baa1	6.375%	10/15/17	1,302	1,566,167
ERAC USA Finance LLC, Gtd. Notes, 144A (cost $376,709; purchased 10/10/07)(g)(h)	Baa1	7.000%	10/15/37	380	484,824
General Electric Co., Sr. Unsec’d. Notes	Aa3	4.125%	10/09/42	485	486,234
General Electric Co., Sr. Unsec’d. Notes	Aa3	5.250%	12/06/17	200	234,278

Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A (cost $384,850; purchased 07/10/12)(g)(h)	Baa3	2.500%	07/11/14	385	391,071
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A (cost $1,887,203; purchased 09/24/12)(g)(h)	Baa3	2.500%	03/15/16	1,890	1,935,844
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (cost $499,515; purchased 05/08/12)(g)(h)	Baa3	3.125%	05/11/15	500	517,344
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.500%	06/01/42	1,830	1,950,538
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21	1,260	1,422,989

					12,861,889

Chemicals — 0.1%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(a)	Baa2	3.150%	10/01/22	780	751,434
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	9.400%	05/15/39	432	686,955
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.150%	02/15/43	520	528,036
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	720	743,360
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes(a)	Baa3	5.000%	04/15/19	1,000	1,130,000
Union Carbide Corp., Sr. Unsec’d. Notes	Baa2	7.500%	06/01/25	460	572,937

					4,412,722

Consumer — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,700	1,996,657
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	BB-(c)	10.875%	04/15/16	1,082	1,144,226

					3,140,883

Electric — 0.5%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa1	6.250%	08/01/16	175	204,655
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa1	6.350%	10/01/36	550	708,946
Carolina Power & Light Co., First Mtge. Bonds	A1	5.250%	12/15/15	525	590,341
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	A3	6.950%	03/15/33	590	824,619
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	220	270,470
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	6.050%	04/15/38	550	708,691
Duke Energy Carolinas LLC, First Ref. Mtge. Bonds	A1	4.000%	09/30/42	570	560,296
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	670	775,775
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes(a)	Baa2	8.625%	08/01/15	1,295	1,486,050
ENEL Finance International NV (Netherlands), Gtd. Notes, 144A	Baa2	6.000%	10/07/39	1,040	989,765
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900%	06/15/15	155	167,779
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(a)	Baa2	6.250%	10/01/39	1,425	1,654,807
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	295	383,250
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A3	5.700%	06/01/17	495	584,367
Iberdrola International BV (Netherlands), Gtd. Notes	Baa1	6.750%	09/15/33	145	156,277
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	460	489,444
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	300	369,694
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa1	6.500%	05/15/18	1,260	1,558,286
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	610	707,002
NSTAR, Sr. Unsec’d. Notes	A3	4.500%	11/15/19	615	709,626
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa3	6.375%	01/15/15	345	377,586
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	140	174,104
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	A1	5.800%	05/01/37	535	687,846
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	4.800%	09/15/41	480	533,521
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	199	229,740

					15,902,937

Energy — Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	535	611,287
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	1,040	1,069,034

					1,680,321

Energy — Other — 0.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17	1,195	1,426,366
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.450%	09/15/36	325	399,448
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.950%	06/15/19	250	314,744
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	4.500%	06/01/21	2,200	2,461,054
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	4.750%	05/15/42	1,065	1,040,307
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21	1,070	1,116,828
Phillips 66, Gtd. Notes	Baa1	2.950%	05/01/17	490	519,298
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.875%	05/01/18	1,500	1,827,477
Transocean, Inc. (Cayman Islands), Gtd. Notes(a)	Baa3	2.500%	10/15/17	920	931,643
Reliance Holdings USA, Inc., Gtd. Notes, 144A	Baa2	5.400%	02/14/22	1,050	1,170,440
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20	810	873,655

Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,315	1,348,093

					13,429,353

Foods — 0.3%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	2.500%	07/15/22	1,630	1,602,169
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.000%	11/15/39	1,285	2,031,437
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	8.200%	01/15/39	250	402,106
Beam, Inc., Sr. Unsec’d. Notes	Baa2	6.375%	06/15/14	727	773,972
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,040	1,085,881
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	985	1,269,668
Cargill, Inc., Sr. Unsec’d. Notes, 144A (cost $666,818; purchased 11/19/07)(g)(h)	A2	6.000%	11/27/17	670	798,432
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	480	548,761
Kraft Foods Group, Inc., Sr. Unsec’d. Notes(a)	Baa2	5.000%	06/04/42	680	729,106
TreeHouse Foods, Inc., Gtd. Notes	Ba2	7.750%	03/01/18	1,271	1,377,446
Tyson Foods, Inc., Gtd. Notes	Baa3	6.600%	04/01/16	735	841,940

					11,460,918

Healthcare & Pharmaceutical — 0.4%
AbbVie, Inc., Sr. Unsec’d. Notes, 144A	Baa1	4.400%	11/06/42	740	746,100
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41	1,640	1,759,758
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	05/15/43	1,110	1,234,807
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	Ba3	5.125%	08/15/18	1,100	1,152,250
Express Scripts Holding Co., Gtd. Notes	Baa3	2.750%	11/21/14	2,460	2,533,773
Genentech, Inc., Sr. Unsec’d. Notes	AA(c)	4.750%	07/15/15	280	305,065
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41	565	685,654
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	3.750%	08/23/22	180	184,785
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	580	647,989
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	165	212,506
Mylan, Inc., Gtd. Notes, 144A(a)	Baa3	7.625%	07/15/17	1,000	1,111,650
St. Jude Medical, Inc., Sr. Unsec’d. Notes	Baa1	4.750%	04/15/43	1,120	1,141,492
Valeant Pharmaceuticals International, Gtd. Notes, 144A(a)	B1	6.500%	07/15/16	1,000	1,043,750
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	4.625%	10/01/42	560	564,920
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes(a)	Baa3	6.125%	08/15/19	445	539,532
Wyeth, Gtd. Notes	A1	6.450%	02/01/24	60	79,939
Zoetis, Inc., Sr. Unsec’d. Notes, 144A(a)	Baa2	3.250%	02/01/23	165	167,324
Zoetis, Inc., Sr. Unsec’d. Notes, 144A(a)	Baa2	4.700%	02/01/43	190	193,956

					14,305,250

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/18	1,570	1,939,002
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	06/15/36	515	668,880
Cigna Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	650	776,136
Cigna Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	670	809,828
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	01/15/15	1,290	1,394,660
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	3.950%	10/15/42	260	244,858
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	5.950%	02/15/41	730	895,775
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	06/15/17	195	231,854
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%	06/15/37	420	541,570
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37	420	547,483
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	05/15/42	390	391,537
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.650%	01/15/43	995	994,727
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	5.000%	12/15/14	860	921,525

					10,357,835

Insurance — 0.8%
Allied World Assurance Co. Holdings Ltd. (Switzerland), Gtd. Notes	Baa1	5.500%	11/15/20	525	593,937
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	5.200%	01/15/42	140	161,190
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.250%	05/15/13	580	582,571
American International Group, Inc., Sr. Unsec’d. Notes(a)	Baa1	6.400%	12/15/20	2,425	3,003,232
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	990	1,282,558
AON Corp., Sr. Unsec’d. Notes	Baa2	3.125%	05/27/16	2,655	2,803,707
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20	1,030	1,173,288
Chubb Corp. (The), Jr. Sub. Notes(a)(b)	A3	6.375%	03/29/67	1,300	1,428,375
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes(a)	Baa3	5.125%	04/15/22	755	870,852
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	850	974,997
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	6.500%	05/01/42	365	415,896
Lincoln National Corp., Jr. Sub. Notes(b)	Ba1	6.050%	04/20/67	260	261,300
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	492	600,937
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	705	928,679
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	605	820,018
Markel Corp., Sr. Unsec’d. Notes	Baa2	5.000%	03/30/43	200	199,984

MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	835	977,289
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	400	507,507
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.750%	06/01/16	430	505,502
New York Life Insurance Co., Sub. Notes, 144A	Aa2	6.750%	11/15/39	660	885,225
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A(b)	A2	5.000%	10/18/42	745	761,073
Northwestern Mutual Life Insurance, Sub. Notes, 144A	Aa2	6.063%	03/30/40	370	464,591
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	680	803,478
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%	06/15/39	995	1,449,020
Principal Financial Group, Inc., Gtd. Notes	A3	4.625%	09/15/42	130	133,928
Progressive Corp. (The), Jr. Sub. Notes(a)(b)	A2	6.700%	06/15/37	735	812,175
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%	12/16/39	1,450	1,934,855
Unum Group, Sr. Unsec’d. Notes	Baa2	5.625%	09/15/20	350	405,631
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	555	599,247
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	460	531,706
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	85	89,685

					26,962,433

Lodging — 0.2%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	385	430,238
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	03/01/19	580	607,570
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.250%	09/15/22	980	983,968
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	05/15/18	2,800	3,398,875
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	2.500%	03/01/18	490	492,774
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	4.250%	03/01/22	1,055	1,104,926

					7,018,351

Media & Entertainment — 0.3%
Belo Corp., Gtd. Notes	Ba1	8.000%	11/15/16	1,200	1,290,000
CBS Corp., Gtd. Notes	Baa2	4.850%	07/01/42	400	389,004
Globo Comunicacao E Participacoes SA (Brazil), Sr. Unsec’d. Notes, 144A(d)	Baa2	5.307%	05/11/22	600	646,500
Historic TW, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	505	734,752
NBCUniversal Media LLC, Sr. Unsec’d. Notes	A3	5.950%	04/01/41	635	765,768
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	620	727,452
News America, Inc., Gtd. Notes(a)	Baa1	6.150%	02/15/41	1,315	1,574,661
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	90	114,579
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250%	11/01/17	1,300	1,408,875
Time Warner Cos., Inc., Gtd. Notes(a)	Baa2	7.250%	10/15/17	790	980,317
Time Warner, Inc., Gtd. Notes	Baa2	6.200%	03/15/40	210	244,313
Time Warner, Inc., Gtd. Notes	Baa2	6.250%	03/29/41	1,465	1,731,850
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31	180	243,547
Viacom, Inc., Sr. Unsec’d. Notes, 144A	Baa1	4.375%	03/15/43	607	560,789

					11,412,407

Metals — 0.2%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes, 144A	Baa3	2.375%	03/15/18	545	547,277
Newmont Mining Corp., Gtd. Notes	Baa1	4.875%	03/15/42	95	91,921
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	210	241,188
Peabody Energy Corp., Gtd. Notes	Ba1	6.000%	11/15/18	1,525	1,620,313
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(c)	4.500%	05/15/13	115	115,477
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	425	509,912
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	1.800%	10/23/15	1,110	1,122,614
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.450%	10/25/17	1,220	1,236,609
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14	1,185	1,214,495

					6,699,806

Non-Captive Finance — 0.2%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	A1	5.875%	01/14/38	1,750	2,040,474
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	A1	6.000%	08/07/19	920	1,116,940
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(a)	A1	6.875%	01/10/39	1,625	2,129,125
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	Ba3	5.750%	05/15/16	375	405,000
SLM Corp., Sr. Notes, MTN	Ba1	6.250%	01/25/16	570	622,712
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	240	284,400

					6,598,651

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (cost $288,298; purchased 10/27/10)(g)(h)	Baa2	5.400%	11/01/20	290	343,131
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000%	11/15/41	1,595	1,855,746

International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	685	881,590
Rock-Tenn Co., Gtd. Notes	Ba1	4.000%	03/01/23	440	444,966
Rock-Tenn Co., Gtd. Notes(a)	Ba1	4.900%	03/01/22	800	865,402

					4,390,835

Pipelines & Other — 0.1%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	4.650%	06/01/21	675	734,714
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.950%	02/15/18	510	608,054
NiSource Finance Corp., Gtd. Notes	Baa3	5.250%	09/15/17	245	281,158
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	350	410,201
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	145	174,220
Spectra Energy Capital LLC, Gtd. Notes(a)	Baa2	6.200%	04/15/18	2,200	2,657,318

					4,865,665

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	670	831,140
CSX Corp., Sr. Unsec’d. Notes	Baa2	6.150%	05/01/37	715	871,725
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	100	122,062
Norfolk Southern Corp., Sr. Unsec’d. Notes, 144A	Baa1	2.903%	02/15/23	489	489,571

					2,314,498

Real Estate Investment Trusts — 0.2%
HCP, Inc., Sr. Unsec’d. Notes	Baa1	2.700%	02/01/14	750	761,754
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19	765	963,762
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20	72	88,358
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%	01/30/17	295	310,886
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	3.375%	03/15/22	230	240,532
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	6.125%	05/30/18	3,080	3,763,061

					6,128,353

Retailers — 0.2%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	05/15/41	1,020	1,211,202
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	515	636,268
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A3	6.500%	03/15/29	385	476,959
Ltd. Brands, Inc., Gtd. Notes	Ba1	5.625%	02/15/22	950	1,007,000
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	Baa3	3.875%	01/15/22	360	379,697
Nordstrom, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.000%	10/15/21	260	287,402
Walgreen Co., Sr. Unsec’d. Notes	Baa1	1.800%	09/15/17	1,500	1,518,326
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.625%	04/15/41	720	900,550

					6,417,404

Technology — 0.2%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	400	415,324
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16	2,410	2,539,311
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	1,500	1,586,250
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500%	08/12/15	1,000	1,053,750
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,720	2,865,090

					8,459,725

Telecommunications — 0.5%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40	480	558,729
AT&T Corp., Gtd. Notes	A3	8.000%	11/15/31	7	10,214
AT&T, Inc., Sr. Unsec’d. Notes	A3	5.350%	09/01/40	815	872,520
AT&T, Inc., Sr. Unsec’d. Notes	A3	6.550%	02/15/39	1,720	2,124,702
AT&T, Inc., Sr. Unsec’d. Notes, 144A	A3	4.300%	12/15/42	1,363	1,269,922
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30	400	620,007
Embarq Corp., Sr. Unsec’d. Notes (cost $367,380; purchased 05/04/11-05/11/11)(g)(h)	Baa3	7.082%	06/01/16	325	372,067
Embarq Corp., Sr. Unsec’d. Notes (cost $1,626,279; purchased 05/12/06- 04/10/07)(g)(h)	Baa3	7.995%	06/01/36	1,600	1,684,336
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.500%	10/01/14	1,440	1,569,548
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa3	5.250%	11/15/13	320	326,670
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa3	7.200%	07/18/36	430	428,490
Telefonica Chile SA (Chile), Sr. Unsec’d. Notes, 144A	BBB(c)	3.875%	10/12/22	430	422,131
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.000%	04/01/41	570	663,027
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.100%	04/15/18	3,165	3,819,611
Windstream Corp., Gtd. Notes	Ba3	8.125%	08/01/13	1,000	1,020,000

					15,761,974

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	4.750%	05/05/21	1,000	1,131,819
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	1,215	1,690,878
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	140	231,202
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	790	1,329,607

Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	Baa3	2.050%	02/11/18	2,050	2,062,874
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.500%	08/04/16	465	491,965
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	325	413,475
Reynolds American, Inc., Gtd. Notes	Baa2	7.250%	06/15/37	320	417,134

					7,768,954

TOTAL CORPORATE BONDS (cost $281,719,910)					309,511,304

COVERED BONDS — 0.2%
DEPFA ACS Bank (Ireland), 144A	A3	5.125%	03/16/37	1,380	1,159,200
DNB Boligkreditt AS (Norway), 144A	Aaa	1.450%	03/21/18	810	813,631
National Australia Bank Ltd. (Australia), 144A	Aaa	1.250%	03/08/18	2,245	2,237,398
Swedbank Hypotek AB (Sweden), 144A	Aaa	1.375%	03/28/18	1,620	1,619,221

TOTAL COVERED BONDS (cost $6,015,056)					5,829,450

MORTGAGE-BACKED SECURITIES — 8.9%
Federal Home Loan Mortgage Corp.(b)		2.617%	12/01/35	584	622,747
Federal Home Loan Mortgage Corp.(b)		2.634%	06/01/36	564	596,659
Federal Home Loan Mortgage Corp.		3.000%	TBA 30 YR	1,000	1,026,875
Federal Home Loan Mortgage Corp.		3.500%	TBA 30 YR	5,000	5,261,524
Federal Home Loan Mortgage Corp.		3.500%	TBA 30 YR	500	524,902
Federal Home Loan Mortgage Corp.		4.000%	06/01/26 - 12/01/40	8,211	8,771,724
Federal Home Loan Mortgage Corp.		4.500%	02/01/19 - 10/01/41	21,721	23,396,094
Federal Home Loan Mortgage Corp.		5.000%	07/01/18 - 06/01/39	9,438	10,164,635
Federal Home Loan Mortgage Corp.		5.500%	12/01/33 - 07/01/38	10,445	11,344,867
Federal Home Loan Mortgage Corp.		6.000%	03/01/32 - 08/01/39	4,401	4,859,536
Federal Home Loan Mortgage Corp.		6.500%	12/01/14	28	28,148
Federal Home Loan Mortgage Corp.		7.000%	01/01/31 - 10/01/32	554	652,649
Federal National Mortgage Association(b)		2.230%	07/01/33	449	476,036
Federal National Mortgage Association(b)		2.308%	06/01/37	139	147,049
Federal National Mortgage Association		2.500%	TBA 15 YR	14,500	15,041,485
Federal National Mortgage Association		2.500%	TBA 15 YR	2,000	2,070,313
Federal National Mortgage Association		3.000%	TBA 15 YR	15,000	15,747,071
Federal National Mortgage Association		3.000%	TBA 30 YR	14,000	14,400,312
Federal National Mortgage Association		3.000%	TBA 30 YR	1,000	1,031,406
Federal National Mortgage Association		3.500%	06/01/39 - 09/01/42	8,999	9,524,248
Federal National Mortgage Association		3.500%	TBA 15 YR	2,500	2,650,000
Federal National Mortgage Association		3.500%	TBA 30 YR	11,500	12,114,531
Federal National Mortgage Association		4.000%	TBA 30 YR	500	532,422
Federal National Mortgage Association		4.500%	11/01/18 - 03/01/41	17,275	18,933,896
Federal National Mortgage Association		5.000%	10/01/18 - 02/01/36	8,856	9,630,963
Federal National Mortgage Association		5.000%	TBA 30 YR	12,500	13,541,015
Federal National Mortgage Association		5.500%	03/01/16 - 08/01/37	12,636	13,938,306
Federal National Mortgage Association		6.000%	05/01/14 - 05/01/38	10,704	11,918,358
Federal National Mortgage Association		6.500%	07/01/17 - 09/01/37	4,177	4,753,169
Federal National Mortgage Association		7.000%	02/01/32 - 07/01/32	345	403,168
Federal National Mortgage Association		7.500%	05/01/32	95	110,971
Government National Mortgage Association		3.000%	TBA 30 YR	6,000	6,255,000
Government National Mortgage Association		3.000%	TBA 30 YR	5,500	5,729,453
Government National Mortgage Association		3.500%	TBA 30 YR	14,000	15,058,750
Government National Mortgage Association		3.500%	TBA 30 YR	7,500	8,019,141
Government National Mortgage Association		4.000%	06/15/40 - 05/20/41	3,560	3,894,285
Government National Mortgage Association		4.000%	TBA 30 YR	22,000	23,798,672
Government National Mortgage Association		4.500%	01/20/41 - 02/20/41	6,748	7,464,701
Government National Mortgage Association		4.500%	TBA 30 YR	10,000	10,932,812
Government National Mortgage Association		4.500%	TBA 30 YR	2,500	2,736,328
Government National Mortgage Association		5.500%	11/15/32 - 02/15/36	4,594	5,067,816
Government National Mortgage Association		6.000%	02/15/33 - 10/15/34	2,090	2,376,602
Government National Mortgage Association		6.500%	10/15/23 - 07/15/35	2,219	2,543,301
Government National Mortgage Association		8.000%	01/15/24 - 04/15/25	68	77,343

TOTAL MORTGAGE-BACKED SECURITIES (cost $299,642,598)					308,169,283

MUNICIPAL BONDS — 0.4%
Bay Area Toll Authority, Revenue Bonds, BABs	Aa3	6.263%	04/01/49	1,325	1,804,570
Chicago O’Hare International Airport, Revenue Bonds, BABs	A2	6.395%	01/01/40	1,030	1,329,885

Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	1,000	1,255,090
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	1,070	1,563,077
New York City Transitional Finance Authority, Revenue Bonds, BABs	Aa1	5.767%	08/01/36	1,130	1,408,613
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	455	523,532
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	300	345,081
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	445	570,713
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	550	651,035
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50	680	911,186
State of California, GO, BABs	A1	7.300%	10/01/39	1,270	1,769,936
State of California, GO, BABs	A1	7.500%	04/01/34	475	664,900
State of California, GO, BABs	A1	7.550%	04/01/39	245	353,976
State of California, GO, BABs	A1	7.625%	03/01/40	215	309,632
State of Illinois, GO	A2	4.421%	01/01/15	740	778,813
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	335	408,941

TOTAL MUNICIPAL BONDS (cost $11,449,294)					14,648,980

NON-CORPORATE FOREIGN AGENCIES — 0.6%
Commonwealth Bank of Australia (Australia), Gov’t. Gtd. Notes, 144A(a)	Aaa	2.700%	11/25/14	7,435	7,714,928
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes(a)	Aa3	4.000%	01/29/21	515	554,413
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	5.125%	06/29/20	400	459,719
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	1,000	1,060,415
Kreditanstalt Fuer Wiederaufbau (Germany), Gtd. Notes	Aaa	2.375%	08/25/21	880	910,008
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	447,125
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes(a)	A3	5.375%	01/27/21	1,500	1,618,489
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%	01/21/21	2,730	3,132,675
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(a)	Baa1	3.500%	01/30/23	970	967,575
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,190	2,398,050

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $18,539,499)					19,263,397

NON-CORPORATE SOVEREIGNS — 0.2%
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	NR	3.125%	01/26/15	300	303,990
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	Baa1	3.625%	03/15/22	700	743,750
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	4.750%	03/08/44	1,006	1,043,725
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	A2	3.000%	03/17/23	1,410	1,365,585
Russian Foreign Bond - Eurobond, Unsec’d. Notes (Russia), 144A(a)	Baa1	3.250%	04/04/17	2,400	2,511,000
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, Ser. E, MTN	Baa3	3.625%	06/17/13	1,300	1,301,560

TOTAL NON-CORPORATE SOVEREIGNS (cost $7,124,352)					7,269,610

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal Home Loan Banks		0.250%	02/20/15	2,825	2,821,486
Federal Home Loan Banks		5.500%	07/15/36	1,080	1,446,423
Federal Home Loan Mortgage Corp.(a)		0.750%	01/12/18	685	680,816
Federal Home Loan Mortgage Corp.(a)		0.875%	03/07/18	945	943,131
Resolution Funding Corp. Interest Strip, Bonds(i)		1.140%	04/15/18	2,615	2,471,277

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $7,825,855)					8,363,133

U.S. GOVERNMENT TREASURY OBLIGATIONS — 6.4%
U.S. Treasury Bonds(a)		2.750%	11/15/42	2,950	2,734,281

U.S. Treasury Bonds	3.125%	02/15/43	8,175	8,190,328
U.S. Treasury Inflation Indexed Bonds	1.375%	01/15/20	5,919	7,050,028
U.S. Treasury Notes	0.250%	01/31/15	16,935	16,938,963
U.S. Treasury Notes(a)	0.250%	02/28/15	2,795	2,795,218
U.S. Treasury Notes	0.250%	03/31/15	960	960,075
U.S. Treasury Notes(j)	0.375%	06/15/15	840	841,772
U.S. Treasury Notes(a)	0.750%	02/28/18	14,275	14,271,660
U.S. Treasury Notes	0.750%	03/31/18	21,430	21,403,213
U.S. Treasury Notes	1.000%	03/31/17	1,460	1,485,436
U.S. Treasury Notes(a)(j)	1.250%	02/29/20	3,145	3,149,912
U.S. Treasury Notes(a)	2.000%	02/15/23	7,270	7,362,009
U.S. Treasury Notes	2.125%	12/31/15	12,800	13,424,998
U.S. Treasury Notes	2.375%	07/31/17	5,655	6,076,914
U.S. Treasury Notes	2.500%	06/30/17	1,020	1,100,963
U.S. Treasury Notes	2.625%	11/15/20	1,725	1,881,463
U.S. Treasury Notes	3.000%	09/30/16	6,525	7,097,973
U.S. Treasury Notes	3.125%	04/30/17	7,045	7,767,662
U.S. Treasury Notes(a)	3.500%	05/15/20	6,605	7,626,714
U.S. Treasury Notes	4.250%	11/15/17	7,015	8,153,296
U.S. Treasury Notes	4.500%	11/15/15	24,895	27,604,273
U.S. Treasury Notes	7.250%	08/15/22	4,935	7,330,015
U.S. Treasury Strips Coupon(k)	2.290%	08/15/24	6,520	5,029,952
U.S. Treasury Strips Coupon(k)	2.740%	05/15/25	5,000	3,737,980
U.S. Treasury Strips Coupon(a)(k)	3.100%	11/15/26	4,475	3,131,430
U.S. Treasury Strips Coupon(a)(k)	3.210%	05/15/27	2,280	1,561,903
U.S. Treasury Strips Coupon(k)	3.270%	08/15/27	7,455	5,048,891
U.S. Treasury Strips Coupon(k)	3.370%	02/15/28	22,165	14,698,720
U.S. Treasury Strips Coupon(k)	3.600%	05/15/29	6,050	3,806,025
U.S. Treasury Strips Coupon(a)(k)	4.310%	08/15/33	10,730	5,672,586
U.S. Treasury Strips Principal(i)	0.340%	11/15/15	790	782,948

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $213,088,752)				218,717,601

TOTAL LONG-TERM INVESTMENTS (cost $2,793,233,177)				3,403,419,551

SHORT-TERM INVESTMENTS — 10.7%
U.S. GOVERNMENT TREASURY OBLIGATION
U.S. Treasury Bill(j)(l)
(cost $749,880)	0.072%	06/20/13	750	749,896

			Shares
AFFILIATED MUTUAL FUNDS — 10.7%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $146,537,601)(m)			14,856,139	138,459,218
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $228,164,618; includes $163,832,988 of cash collateral received for securities on loan)(m)(n)			228,164,618	228,164,618

TOTAL AFFILIATED MUTUAL FUNDS (cost $374,702,219)				366,623,836

		Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 2.210% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13		Deutsche Bank AG	5,510	115,782
Receive a fixed rate of 2.220% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13		Deutsche Bank AG	12,034	259,477

TOTAL OPTIONS PURCHASED (cost $357,898)				375,259

TOTAL SHORT-TERM INVESTMENTS (cost $375,809,997)				367,748,991

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 109.4% (cost $3,169,043,174)				3,771,168,542

OPTIONS WRITTEN*
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 1.710% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13	Deutsche Bank AG	5,510	(19,188)
Receive a fixed rate of 1.720% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13	Deutsche Bank AG	12,034	(43,933)

TOTAL OPTIONS WRITTEN (premiums received $61,955)			(63,121)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 109.4% (cost $3,168,981,219)			3,771,105,421
LIABILITIES IN EXCESS OF OTHER ASSETS(o) (9.4)%			(324,182,806)

NET ASSETS — 100.0%			$ 3,446,922,615

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CVA	Certificate Van Anadelen (Bearer)
EAFE	Europe, Australia, Far East
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
REIT	Real Estate Investment Trust
TBA	To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $160,093,038; cash collateral of $163,832,988 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(c)	Standard & Poor’s Rating.
(d)	Represents step coupon bond. Rate shown reflects the rate in effect at March 31, 2013.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security. Such securities may be post maturity.
(g)	Indicates a security that has been deemed illiquid.
(h)	Indicates a restricted security; the aggregate original cost of such securities is $7,800,263. The aggregate value of $8,511,277 is approximately 0.2% of net assets.
(i)	Represents zero coupon bond. Rate shown reflects the effective yield at March 31, 2013.
(j)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(k)	Rate shown reflects the effective yield at March 31, 2013.
(l)	Rate quoted represents yield-to-maturity as of purchase date.
(m)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation/ (Depreciation)
	Long Positions:
141	2 Year U.S. Treasury Notes	Jun. 2013	$31,070,632	$31,083,891	$13,259
391	5 Year U.S. Treasury Notes	Jun. 2013	48,281,502	48,505,383	223,881
191	10 Year U.S. Treasury Notes	Jun. 2013	25,040,145	25,209,016	168,871
201	S&P 500 E-mini	Jun. 2013	15,417,645	15,705,135	287,490

					693,501

	Short Positions:
219	U.S. Long Bond	Jun. 2013	31,204,319	31,638,656	(434,337)
24	U.S. Ultra Bond	Jun. 2013	3,760,967	3,782,250	(21,283)

					(455,620)

					$237,881

Interest rate swap agreements outstanding at March 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter swap agreements:
23,800	08/31/16	0.934%	3 month LIBOR(1)	$284,118	$—	$284,118	Credit Suisse International
7,405	08/31/16	0.975%	3 month LIBOR(2)	(98,927)	—	(98,927)	JPMorgan Chase Bank
7,405	08/31/16	0.978%	3 month LIBOR(2)	(99,829)	—	(99,829)	JPMorgan Chase Bank
2,195	09/14/16	1.206%	3 month LIBOR(2)	(46,235)	—	(46,235)	Deutsche Bank AG
21,255	11/30/16	0.945%	3 month LIBOR(2)	(295,285)	—	(295,285)	Citibank, NA
13,615	02/28/17	0.680%	3 month LIBOR(1)	(2,443)	—	(2,443)	Citibank, NA
14,000	08/31/17	0.872%	3 month LIBOR(2)	(20,316)	—	(20,316)	Deutsche Bank AG
3,590	03/15/18	0.885%	3 month LIBOR(2)	7,876	—	7,876	Bank of Nova Scotia
3,590	03/18/18	1.049%	3 month LIBOR(1)	20,364	—	20,364	Bank of Nova Scotia
5,220	11/15/19	1.443%	3 month LIBOR(1)	31,406	—	31,406	Morgan Stanley Capital Services, Inc.
5,220	02/15/20	1.505%	3 month LIBOR(2)	(16,357)	—	(16,357)	Morgan Stanley Capital Services, Inc.
2,350	01/13/22	1.660%	3 month LIBOR(2)	20,166	—	20,166	Citibank, NA
2,350	01/13/22	1.675%	3 month LIBOR(1)	(16,985)	—	(16,985)	Citibank, NA
6,460	08/15/39	2.949%	3 month LIBOR(1)	(25,061)	—	(25,061)	Barclays Bank PLC
6,460	08/15/39	3.011%	3 month LIBOR(2)	(50,364)	—	(50,364)	Barclays Bank PLC

				$(307,872)	$—	$(307,872)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
Bunge Ltd. Finance Corp.	06/20/14	0.650%	1,150	$(2,628)	$—	$(2,628)	JPMorgan Chase Bank
Newell Rubbermaid, Inc.	06/20/18	1.000%	1,700	(8,329)	—	(8,329)	Morgan Stanley Capital Services, Inc.
Simon Property Group L.P.	06/20/18	0.970%	2,800	(32,855)	—	(32,855)	Morgan Stanley Capital Services, Inc.
Spectra Energy Capital LLC	06/20/18	1.150%	2,200	5,969	—	5,969	Deutsche Bank AG

				$(37,843)	$—	$(37,843)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.19.V1	12/20/17	1.000%	23,000	$(200,322)	$(226,456)	$26,134	Citibank, NA
CDX.NA.IG.19.V1	12/20/17	1.000%	14,000	(121,935)	(66,932)	(55,003)	Deutsche Bank AG
CDX.NA.IG.19.V1	12/20/17	1.000%	10,000	(87,097)	(44,955)	(42,142)	Citibank, NA
CDX.NA.IG.19.V1	12/20/17	1.000%	4,000	(34,838)	(18,895)	(15,943)	Citibank, NA

				$(444,192)	$(357,238)	$(86,954)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V5	12/20/16	5.000%	5,280	$311,717	$231,367	$80,350	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	3,840	226,703	165,867	60,836	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	1,440	85,014	60,400	24,614	Credit Suisse International

				$623,434	$457,634	$165,800

The Portfolio entered into credit default swaps as the protection seller on credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/ performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2013 categorized by risk exposure:

Derivative Fair Value at 03/31/2013
Credit contracts	$41,003
Equity contracts	287,490
Interest rate contracts	(45,343)

Total	$283,150

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,265,254,769	$19,105,868	$—
Exchange Traded Fund	902,394	—	—
Preferred Stocks	763,889	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	52,088,994	7,094,940
Residential Mortgage-Backed Securities	—	7,169,516	—
Bank Loans	—	11,181,066	—
Collateralized Mortgage Obligations	—	6,260,335	—
Commercial Mortgage-Backed Securities	—	141,825,022	—
Corporate Bonds	—	304,379,204	5,132,100
Covered Bonds	—	5,829,450	—
Mortgage-Backed Securities	—	308,169,283	—
Municipal Bonds	—	14,648,980	—
Non-Corporate Foreign Agencies	—	19,263,397	—
Non-Corporate Sovereigns	—	7,269,610	—
U.S. Government Agency Obligations	—	8,363,133	—
U.S. Government Treasury Obligations	—	219,467,497	—
Affiliated Mutual Funds	366,623,836	—	—
Options Purchased	—	375,259	—
Options Written	—	(63,121)	—
Other Financial Instruments*
Futures Contracts	237,881	—	—
Interest Rate Swap Agreements	—	(307,872)	—
Credit Default Swap Agreements	—	41,003	—

Total	$2,633,782,769	$1,125,066,624	$12,227,040

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair value of Level 2 investments at December 31, 2012 was $1,143,275,942. Of that amount, $49,607,152 were classified as Level 2 investments as a result of fair valuing such foreign investments using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets. An amount of $30,777,876 was transferred from Level 2 into Level 1 at March 31, 2013 as a result of using quoted prices in active markets for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

Global Portfolio

Schedule of Investments

as of March 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 94.8%
COMMON STOCKS
Australia — 1.7%
447,200	Arrium Ltd.	$ 409,015
123,200	Ausdrill Ltd.	374,184
103,400	Bendigo and Adelaide Bank Ltd.	1,109,697
98,900	Bradken Ltd.	673,475
204,200	Challenger Ltd.	822,114
182,200	Downer EDI Ltd.	947,071
114,600	Lend Lease Group	1,222,517
206,000	Metcash Ltd.	890,250
56,700	National Australia Bank Ltd.	1,829,484
460,600	Pacific Brands Ltd.	414,463
419,500	Qantas Airways Ltd.*	782,180
50,100	Westpac Banking Corp.	1,612,294

		11,086,744

Austria — 0.5%
21,209	Andritz AG	1,422,959
32,300	OMV AG	1,373,574
14,500	Voestalpine AG	445,249

		3,241,782

Belgium — 0.5%
86,100	AGFA-Gevaert NV*	154,515
19,601	Anheuser-Busch InBev NV, ADR	1,951,279
18,200	Delhaize Group SA	992,797

		3,098,591

Brazil — 0.2%
105,206	BR Malls Participacoes SA	1,316,669

Canada — 1.6%
78,062	Brookfield Asset Management, Inc. (Class A Stock)	2,848,482
21,650	Canadian Pacific Railway Ltd.	2,824,676
28,978	Lululemon Athletica, Inc.*(a)	1,806,778
35,785	Toronto-Dominion Bank (The)	2,979,471

		10,459,407

China — 0.8%
217,000	China Mobile Ltd.	2,301,587
3,744,000	Industrial & Commercial Bank of China (Class H Stock)	2,633,145

		4,934,732

Denmark — 0.7%
39,294	Coloplast A/S (Class B Stock)	2,113,866
16,573	Novo Nordisk A/S (Class B Stock)	2,692,642

		4,806,508

Finland — 0.1%
41,300	Tieto OYJ	873,520

France — 3.9%
30,389	Arkema SA	2,764,584
56,700	AXA SA	974,654
91,796	BNP Paribas SA	4,711,470
21,900	Bouygues SA	594,016
12,000	Cie Generale des Etablissements Michelin	1,003,692
62,500	Credit Agricole SA*	514,825
22,292	Dassault Systemes SA	2,576,902
12,300	Renault SA	770,603
27,700	Sanofi	2,814,668
22,000	SCOR SE	631,698
10,800	Societe Generale*	354,822
22,146	Technip SA	2,270,467
20,600	Thales SA	871,272
38,500	Total SA	1,843,521
13,300	Valeo SA	719,709
81,530	Vivendi SA	1,684,172

		25,101,075

Germany — 3.9%
9,500	Allianz SE	1,290,218
6,200	Aurubis AG	394,037
12,600	BASF SE	1,103,461
9,200	Bayer AG	948,987
34,676	Bayerische Motoren Werke AG	2,991,901
11,876	Brenntag AG	1,854,198
6,100	Continental AG	729,307
23,600	Daimler AG	1,284,036
13,700	Deutsche Bank AG	534,130
28,100	Deutsche Post AG	647,461
26,300	E.ON AG	459,168
37,500	Freenet AG	911,158
25,691	Fresenius SE & Co. KGaA	3,171,033
8,600	Hannover Rueckversicherung AG	674,555
8,100	Lanxess AG	574,389
2,800	Merck KGaA	422,448
21,300	Metro AG	605,592
6,300	Muenchener Rueckversicherungs AG	1,178,242
13,300	Rheinmetall AG	615,201
18,800	RWE AG	700,674
37,424	SAP AG	2,998,257
7,400	Volkswagen AG	1,392,029

		25,480,482

Hong Kong — 1.2%
964,200	AIA Group Ltd.	4,239,325
46,000	Cheung Kong Holdings Ltd.	681,456
694,000	First Pacific Co. Ltd.	940,760
848,000	Huabao International Holdings Ltd.	368,358
180,000	Kingboard Chemical Holdings Ltd.	514,124
2,676,000	Singamas Container Holdings Ltd.	699,757
154,000	Yue Yuen Industrial Holdings Ltd.	503,165

		7,946,945

India — 0.3%
79,110	Tata Motors Ltd., ADR(a)	1,931,075

Indonesia — 0.3%
2,403,000	PT Bank Rakyat Indonesia (Persero) Tbk	2,171,952

Ireland — 0.8%
20,627	Accenture PLC (Class A Stock)	1,567,033
51,300	Irish Life & Permanent Group Holdings PLC*	2,433
17,104	Ryanair Holdings PLC, ADR	714,605
43,000	Smurfit Kappa Group PLC	711,044
62,400	XL Group PLC	1,890,720

		4,885,835

Israel — 0.6%
128,000	Bank Hapoalim BM*	579,923
40,271	Check Point Software Technologies Ltd.*(a)	1,892,334
11,400	Elbit Systems Ltd.	481,392
20,500	Teva Pharmaceutical Industries Ltd.	807,049

		3,760,698

Italy — 0.6%
38,200	Banco Popolare SC*	48,159
323,000	Enel SpA	1,054,143
70,800	ENI SpA	1,590,940
43,100	Finmeccanica SpA*	207,180
223,200	Parmalat SpA	569,359
626,400	Telecom Italia SpA	442,427

		3,912,208

Japan — 7.6%
22,700	Alpine Electronics, Inc.	218,448
39,100	Aoyama Trading Co. Ltd.	999,144
278,000	Aozora Bank Ltd.	786,243
42,000	Autobacs Seven Co. Ltd.	658,912
96,000	Bank of Yokohama Ltd. (The)	556,970
43,100	Coca-Cola West Co. Ltd.	750,784
115,774	Fuji Heavy Industries Ltd.	1,836,400
129,000	Fukuoka Financial Group, Inc.	646,816

26,400	Hitachi Capital Corp.	579,570
76,300	ITOCHU Corp.	937,524
101,400	JX Holdings, Inc.	571,742
45,400	KDDI Corp.	1,898,260
24,500	Keihin Corp.	339,327
19,700	K’s Holdings Corp.	631,840
173,100	Kurabo Industries Ltd.	324,547
81,900	Kyowa Exeo Corp.	880,836
19,300	Lawson, Inc.	1,481,887
48,100	Makita Corp.	2,144,379
146,000	Marubeni Corp.	1,117,791
34,500	Mitsubishi Corp.	649,768
243,500	Mitsubishi UFJ Financial Group, Inc.	1,469,093
99,700	Mitsui & Co. Ltd.	1,405,579
703,200	Mizuho Financial Group, Inc.	1,508,929
40,300	Nichii Gakkan Co.	350,534
118,000	Nichirei Corp.	707,637
54,000	Nippon Electric Glass Co. Ltd.	269,631
68,000	Nippon Shokubai Co. Ltd.	599,970
37,000	Nippon Telegraph & Telephone Corp.	1,615,405
900	NTT DoCoMo, Inc.	1,337,911
340,400	ORIX Corp.	4,346,216
46,200	Otsuka Holdings Co. Ltd.	1,603,576
210,000	Sankyu, Inc.	952,846
65,000	Seino Holdings Corp.	564,417
30,700	Shimachu Co. Ltd.	739,315
34,400	Shin-Etsu Chemical Co. Ltd.	2,281,502
88,900	Sumitomo Corp.	1,124,421
119,686	Sumitomo Mitsui Financial Group, Inc.	4,910,103
64,070	Sumitomo Mitsui Trust Holdings, Inc.	305,090
147,000	Toagosei Co. Ltd.	644,196
32,100	Toho Holdings Co. Ltd.	739,013
5,091	Yahoo! Japan Corp.	2,348,589
100,000	Yokohama Rubber Co. Ltd. (The)	1,158,375

		48,993,536

Liechtenstein
2,100	Verwaltungs- und Privat-Bank AG	185,821

Mexico — 0.4%
20,548	Fomento Economico Mexicano SAB de CV, ADR	2,332,198

Netherlands — 0.9%
104,300	Aegon NV	627,174
83,900	ING Groep NV CVA*	595,491
85,000	Koninklijke Ahold NV	1,302,588
17,700	Koninklijke DSM NV	1,030,299
62,539	Unilever NV CVA	2,561,700

		6,117,252

New Zealand — 0.2%
737,900	Air New Zealand Ltd.	948,880

Norway — 0.8%
54,100	DnB ASA	793,334
140,216	Statoil ASA	3,389,719
18,900	Yara International ASA	856,215

		5,039,268

Peru — 0.4%
17,606	Credicorp Ltd.	2,923,476

Singapore — 0.1%
1,765,200	Golden Agri-Resources Ltd.	826,041

South Africa — 0.9%
57,300	Aspen Pharmacare Holdings Ltd.*	1,190,144
270,047	Discovery Holdings Ltd.	2,297,747
568,067	FirstRand Ltd.	1,989,251

		5,477,142

South Korea — 0.5%
2,444	Samsung Electronics Co. Ltd.	3,331,246

Spain — 0.8%
60,800	Banco Bilbao Vizcaya Argentaria SA	527,086
79,800	Banco Espanol de Credito SA*	331,426
97,700	Banco Santander SA	656,493
42,400	Gas Natural SDG SA	750,582
12,552	Inditex SA	1,663,689
57,200	Repsol YPF SA	1,162,154
25,100	Telefonica SA	337,511

		5,428,941

Sweden — 1.0%
106,639	Atlas Copco AB (Class A Stock)	3,027,402
45,100	Boliden AB	725,996
15,700	NCC AB (Class B Stock)	392,708
56,800	Nordea Bank AB	643,261
13,600	Oriflame Cosmetics SA, SDR	463,313
50,400	Swedbank AB (Class A Stock)	1,146,202
14,800	Trelleborg AB (Class B Stock)	203,040

		6,601,922

Switzerland — 3.9%
11,400	Baloise Holding AG	1,067,587
49,100	Credit Suisse Group AG*	1,288,403
8,852	Geberit AG*	2,179,198
2,000	Georg Fischer AG*	846,940
471,240	Glencore International PLC(a)	2,549,778
3,600	Lonza Group AG*	233,604
21,400	Novartis AG	1,520,520
48,200	OC Oerlikon Corp. AG*	571,210
9,723	Partners Group Holding AG	2,399,767
22,348	Roche Holding AG	5,202,684
8,200	Swiss Life Holding AG*	1,215,359
19,300	Swiss Re AG*	1,569,535
6,786	Syngenta AG	2,830,776
5,800	Zurich Financial Services AG*	1,614,200

		25,089,561

Turkey — 0.3%
172,294	Turkiye Halk Bankasi AS	1,842,640

United Kingdom — 10.0%
81,100	Alent PLC*	465,309
100,608	ARM Holdings PLC	1,407,928
51,200	AstraZeneca PLC	2,566,885
144,400	Aviva PLC	649,891
108,943	Babcock International Group PLC	1,801,012
256,400	BAE Systems PLC	1,536,148
140,900	Balfour Beatty PLC	502,687
287,100	Barclays PLC	1,270,101
175,100	Beazley PLC	555,261
24,300	Berendsen PLC	289,844
64,652	Berkeley Group Holdings PLC	2,004,995
71,300	Bodycote PLC	580,688
351,100	BP PLC	2,453,480
348,600	BT Group PLC	1,472,518
917,400	Cable & Wireless Communications PLC	584,622
145,900	Carillion PLC	603,658
231,182	Compass Group PLC	2,952,433
365,500	Darty PLC	238,805
301,400	Debenhams PLC	379,194
72,769	Diageo PLC	2,294,314
105,359	Experian PLC	1,825,008
23,400	GlaxoSmithKline PLC	547,018
107,200	Home Retail Group PLC	252,798
294,400	HSBC Holdings PLC	3,161,787
82,237	InterContinental Hotels Group PLC	2,507,858
108,800	Intermediate Capital Group PLC	699,456
259,000	J Sainsbury PLC	1,489,546
127,332	John Wood Group PLC	1,676,465

57,597	Johnson Matthey PLC	2,012,871
366,900	Legal & General Group PLC	962,783
140,600	Marks & Spencer Group PLC	833,179
339,130	Marston’s PLC	729,140
87,300	Mondi PLC	1,185,878
214,100	Old Mutual PLC	659,415
152,560	Premier Foods PLC*	186,026
209,017	Rolls-Royce Holdings PLC*	3,588,793
26,352	Royal Bank of Scotland Group PLC*	110,312
106,900	Royal Dutch Shell PLC (Class B Stock)	3,549,094
26,650	Royal Dutch Shell PLC, ADR	1,736,514
300,200	RSA Insurance Group PLC	530,948
233,500	TESCO PLC	1,353,713
107,963	Tullow Oil PLC	2,019,395
81,100	Vesuvius PLC	434,502
547,900	Vodafone Group PLC	1,553,464
63,957	Weir Group PLC (The)	2,199,181
320,700	WM Morrison Supermarkets PLC	1,345,894
57,469	Wolseley PLC	2,858,038

		64,618,849

United States — 49.3%
31,525	3M Co.	3,351,423
138,200	AES Corp.	1,737,174
50,700	Allstate Corp. (The)	2,487,849
82,950	American Express Co.	5,595,807
21,285	American International Group, Inc.*	826,284
37,608	American Tower Corp.	2,892,807
17,950	Ameriprise Financial, Inc.	1,322,018
21,300	Amgen, Inc.	2,183,463
25,800	Apache Corp.	1,990,728
124,400	AT&T, Inc.	4,564,236
11,033	AutoZone, Inc.*	4,377,563
71,750	Avon Products, Inc.	1,487,377
32,150	Baker Hughes, Inc.	1,492,082
266,750	Bank of America Corp.	3,249,015
36,098	Biogen Idec, Inc.*	6,963,665
15,800	Boeing Co. (The)	1,356,430
169,519	Bristol-Myers Squibb Co.	6,982,488
32,600	Cablevision Systems Corp. (Class A Stock)(a)	487,696
97,543	CBS Corp. (Class B Stock)	4,554,283
57,900	Celanese Corp., Ser. A	2,550,495
21,256	Celgene Corp.*	2,463,783
84,000	Charles Schwab Corp. (The)	1,485,960
42,050	Chevron Corp.	4,996,381
5,170	Chipotle Mexican Grill, Inc.*	1,684,748
155,000	Cisco Systems, Inc.	3,241,050
100,031	Citigroup, Inc.	4,425,371
109,753	Comcast Corp. (Class A Stock)	4,610,723
18,300	Comcast Corp. (Special Class A Stock)	725,046
37,200	CONSOL Energy, Inc.	1,251,780
35,150	Covidien PLC	2,384,576
65,264	CSX Corp.	1,607,452
13,804	Cummins, Inc.	1,598,641
31,220	Danaher Corp.	1,940,323
159,500	Dell, Inc.	2,285,635
127,853	eBay, Inc.*	6,932,190
20,000	Emerson Electric Co.(a)	1,117,400
31,250	Entergy Corp.	1,976,250
22,650	EQT Corp.	1,534,537
12,925	Equinix, Inc.*(a)	2,795,807
62,200	Exelon Corp.	2,144,656
49,800	Exxon Mobil Corp.	4,487,478
90,800	Fifth Third Bancorp	1,480,948
156,000	General Electric Co.	3,606,720
94,150	General Motors Co.*(a)	2,619,253
170,619	Gilead Sciences, Inc.*	8,348,388
5,775	Goldman Sachs Group, Inc. (The)	849,791
5,813	Google, Inc. (Class A Stock)*	4,615,696
27,700	Hess Corp.	1,983,597

48,979	Home Depot, Inc. (The)	3,417,755
25,400	Honeywell International, Inc.	1,913,890
22,150	Illinois Tool Works, Inc.	1,349,821
21,600	Ingersoll-Rand PLC	1,188,216
3,850	International Business Machines Corp.	821,205
66,700	International Paper Co.	3,106,886
23,708	Intuit, Inc.	1,556,430
3,536	Intuitive Surgical, Inc.*	1,736,848
52,100	Invesco Ltd.	1,508,816
43,050	Johnson & Johnson(a)	3,509,867
121,650	JPMorgan Chase & Co.	5,773,509
23,300	Kellogg Co.	1,501,219
63,352	Kinder Morgan, Inc.(a)	2,450,455
53,250	Kohl’s Corp.	2,456,423
33,104	Liberty Global, Inc. (Class A Stock)*(a)	2,429,834
4,300	Liberty Media Corp. (Class A Stock)*	480,009
7,550	Lockheed Martin Corp.	728,726
203,693	Lowe’s Cos., Inc.	7,724,039
18,813	LyondellBasell Industries NV (Class A Stock)	1,190,675
9,100	Madison Square Garden, Inc. (The) (Class A Stock)*	524,160
82,400	Marsh & McLennan Cos., Inc.	3,128,728
40,571	McDonald’s Corp.	4,044,523
91,600	Merck & Co., Inc.	4,051,468
38,150	MetLife, Inc.	1,450,463
124,500	Microsoft Corp.	3,561,945
43,697	Monsanto Co.	4,615,714
129,150	Morgan Stanley	2,838,717
18,984	Motorola Solutions, Inc.	1,215,545
16,000	Murphy Oil Corp.	1,019,680
42,550	Newfield Exploration Co.*	953,971
59,690	NIKE, Inc. (Class B Stock)	3,522,307
101,750	NRG Energy, Inc.	2,695,358
16,950	Nucor Corp.	782,243
75,272	Pentair Ltd.	3,970,598
28,100	PepsiCo, Inc.	2,222,991
183,100	Pfizer, Inc.	5,284,266
28,450	PG&E Corp.	1,266,879
22,400	PNC Financial Services Group, Inc.	1,489,600
18,678	Precision Castparts Corp.	3,541,722
2,875	priceline.com, Inc.*	1,977,799
42,200	Procter & Gamble Co. (The)	3,251,932
24,649	QUALCOMM, Inc.	1,650,251
26,250	Raytheon Co.	1,543,237
62,071	Schlumberger Ltd.	4,648,497
70,300	SLM Corp.	1,439,744
263,600	Southwest Airlines Co.	3,553,328
44,000	Spectra Energy Corp.	1,353,000
42,550	St Joe Co. (The)*(a)	904,188
46,810	Starbucks Corp.	2,666,298
57,606	Starwood Hotels & Resorts Worldwide, Inc.	3,671,230
30,800	TE Connectivity Ltd.	1,291,444
30,700	Texas Instruments, Inc.	1,089,236
30,500	Thermo Fisher Scientific, Inc.	2,332,945
57,700	Time Warner, Inc.	3,324,674
36,200	Time Warner Cable, Inc.	3,477,372
73,116	TJX Cos., Inc.	3,418,173
67,000	U.S. Bancorp	2,273,310
49,674	Union Pacific Corp.	7,074,074
16,351	United Rentals, Inc.*	898,814
32,050	United Technologies Corp.	2,994,432
25,374	Visa, Inc. (Class A Stock)	4,309,520
21,550	Vulcan Materials Co.	1,114,135
14,291	W.W. Grainger, Inc.	3,215,189
63,089	Wal-Mart Stores, Inc.	4,720,950
186,748	Wells Fargo & Co.	6,907,809
70,000	Western Union Co. (The)	1,052,800
76,800	Weyerhaeuser Co.	2,409,984
32,646	Wynn Resorts Ltd.(a)	4,085,973

		319,322,902

	TOTAL LONG-TERM INVESTMENTS (cost $506,631,970)	614,087,898

SHORT-TERM INVESTMENT — 6.6%
Affiliated Money Market Mutual Fund
42,382,676	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $42,382,676; includes $22,293,387 of cash collateral received for securities on loan)(b)(c)	42,382,676

	TOTAL INVESTMENTS — 101.4% (cost $549,014,646)	656,470,574
	LIABILITIES IN EXCESS OF OTHER ASSETS(d) — (1.4)%	(8,878,987)

	NET ASSETS — 100.0%	$647,591,587

The following abbreviations are used in portfolio descriptions:

ADR—American Depository Receipt

CHF—Swiss Franc

CVA—Certificate Van Aandelen (Bearer)

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

SDR—Swedish Depository Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,730,969; cash collateral of $22,293,387 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(d)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency contracts outstanding at March 31, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Value at March 31, 2013	Unrealized Appreciation/ (Depreciation)(1)
British Pound, expiring 04/18/13	Morgan Stanley	GBP	2,062	$3,078,867	$3,132,805	$53,938
expiring 04/18/13	Morgan Stanley	GBP	1,930	3,047,643	2,932,257	(115,386)
Euro, expiring 04/17/13	State Street Bank	EUR	4,084	5,452,760	5,235,827	(216,933)
expiring 04/17/13	State Street Bank	EUR	3,596	4,712,749	4,609,885	(102,864)
Japanese Yen, expiring 04/16/13	Bank of New York Mellon	JPY	370,209	3,852,852	3,933,154	80,302
expiring 04/16/13	Bank of New York Mellon	JPY	283,972	3,077,627	3,016,960	(60,667)
Swiss Franc, expiring 04/19/13	Morgan Stanley	CHF	700	758,290	737,563	(20,727)

				$23,980,788	$23,598,451	$(382,337)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Value at March 31, 2013	Unrealized Appreciation/ (Depreciation)(1)
British Pound, expiring 04/18/13	Morgan Stanley	GBP	2,062	$3,080,020	$3,132,805	$(52,785)
expiring 04/18/13	Morgan Stanley	GBP	1,930	3,062,547	2,932,257	130,290
Euro, expiring 04/17/13	Bank of New York Mellon	EUR	2,506	3,351,148	3,212,676	138,472
expiring 04/17/13	State Street Bank	EUR	2,651	3,598,812	3,398,565	200,247
expiring 04/17/13	State Street Bank	EUR	2,523	3,362,124	3,234,470	127,654
Japanese Yen, expiring 04/16/13	Bank of New York Mellon	JPY	230,705	2,490,059	2,451,043	39,016
expiring 04/16/13	Bank of New York Mellon	JPY	143,777	1,614,958	1,527,508	87,450
expiring 04/16/13	Bank of New York Mellon	JPY	140,195	1,557,928	1,489,452	68,476
expiring 04/16/13	Bank of New York Mellon	JPY	139,504	1,457,803	1,482,111	(24,308)
Swiss Franc, expiring 04/19/13	Morgan Stanley	CHF	700	750,011	737,563	12,448

				$24,325,410	$23,598,450	$726,960

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$11,086,744	$—
Austria	3,241,782	—	—
Belgium	3,098,591	—	—
Brazil	1,316,669	—	—
Canada	10,459,407	—	—
China	—	4,934,732	—
Denmark	4,806,508	—	—
Finland	873,520	—	—
France	25,101,075	—	—
Germany	25,480,482	—	—
Hong Kong	—	7,946,945	—
India	1,931,075	—
Indonesia	—	2,171,952	—
Ireland	4,885,835	—	—
Israel	3,760,698	—	—
Italy	3,912,208	—	—
Japan	—	48,993,536	—
Liechtenstein	185,821	—	—
Mexico	2,332,198	—	—
Netherlands	6,117,252	—	—
New Zealand	—	948,880	—
Norway	5,039,268	—	—
Peru	2,923,476	—	—
Singapore	—	826,041	—
South Africa	5,477,142	—	—
South Korea	—	3,331,246	—
Spain	5,428,941	—	—
Sweden	6,601,922	—	—
Switzerland	25,089,561	—	—
Turkey	1,842,640	—
United Kingdom	61,457,062	3,161,787	—
United States	319,322,902	—	—
Affiliated Money Market Mutual Fund	42,382,676	—	—
Other Financial Instruments*
Forward Foreign Currency Contracts		344,623

Total	$573,068,711	$83,746,486	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair value of Level 2 investments at December 31, 2012 was $260,198,202 which was a result of valuing investments using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets. At March 31, 2013, an amount of $181,964,706 was transferred into Level 1 from Level 2 as a result of using quoted prices in active market for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2013 was as follows:

Commercial Banks	8.4%
Affiliated Money Market Mutual Fund (including 3.4% of collateral received for securities on loan)	6.6
Oil, Gas & Consumable Fuels	6.4
Pharmaceuticals	6.2
Insurance	4.7
Chemicals	3.7
Specialty Retail	3.7
Diversified Financial Services	3.4
Hotels, Restaurants & Leisure	3.4
Machinery	3.2
Media	3.2
Biotechnology	3.1
Aerospace & Defense	2.9
Internet Software & Services	2.6
Food & Staples Retailing	2.2
Trading Companies & Distributors	2.2
Automobiles	2.0
Capital Markets	2.0
Road & Rail	2.0
Software	1.9
Diversified Telecommunication	1.6
Energy Equipment & Services	1.6
Beverages	1.5
Industrial Conglomerates	1.5
IT Services	1.3
Consumer Finance	1.2
Wireless Telecommunication Services	1.2
Real Estate Management & Development	1.1
Food Products	1.0
Healthcare Equipment & Supplies	1.0
Airlines	0.9
Communications Equipment	0.9
Semiconductors & Semiconductor Equipment	0.9
Textiles, Apparel & Luxury Goods	0.9
Electric Utilities	0.8
Metals & Mining	0.8
Real Estate Investment Trusts	0.8
Healthcare Providers & Services	0.7
Independent Power Producers & Energy Traders	0.7
Paper & Forest Products	0.7
Auto Components	0.6
Multiline Retail	0.6
Commercial Services & Supplies	0.5
Construction & Engineering	0.5
Household Products	0.5
Computers & Peripherals	0.4
Life Sciences Tools & Services	0.4
Multi-Utilities	0.4
Building Products	0.3
Electronic Equipment & Instruments	0.3
Household Durables	0.3
Internet & Catalog Retail	0.3
Personal Products	0.3
Professional Services	0.3
Construction Materials	0.2
Electrical Equipment	0.2
Air Freight & Logistics	0.1
Containers & Packaging	0.1
Distributors	0.1
Gas Utilities	0.1

101.4
Liabilities in excess of other assets	(1.4)

100.0%

Government Income Portfolio

Schedule of Investments

as of March 31, 2013 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.6%
Asset-Backed Securities — 1.0%
Citibank Credit Card Issuance Trust,
Ser. 2007-A8, Class A8	5.650%	09/20/19	1,500	$ 1,796,760
Small Business Administration Participation Certificates, Ser. 1996-20J, Class 1	7.200%	10/01/16	675	713,577
Ser. 1997-20A, Class 1	7.150%	01/01/17	429	458,261
Ser. 1997-20G, Class 1	6.850%	07/01/17	216	231,171
Ser. 1998-20I, Class 1	6.000%	09/01/18	562	611,495

				3,811,264

Collateralized Mortgage Obligations — 1.0%
Federal Home Loan Mortgage Corp., Ser. 2002-2496, Class PM	5.500%	09/15/17	821	879,448
Ser. 2002-2501, Class MC	5.500%	09/15/17	276	293,476
Ser. 2002-2513, Class HC	5.000%	10/15/17	1,469	1,566,507
Federal National Mortgage Association, Ser. 2002-18, Class PC	5.500%	04/25/17	246	249,854
Ser. 2002-57, Class ND	5.500%	09/25/17	324	344,279
Merrill Lynch Mortgage Investors, Inc.,
Ser. 2003-E, Class A1(a)	0.824%	10/25/28	83	81,142
Structured Adjustable Rate Mortgage Loan Trust,
Ser. 2004-1, Class 4A3(a)	2.586%	02/25/34	297	299,240

				3,713,946

Commercial Mortgage-Backed Securities — 15.6%
Citigroup Commercial Mortgage Trust,
Ser. 2007-C6, Class A4(a)	5.697%	12/10/49	2,000	2,325,692
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Ser. 2007-CD4, Class A3	5.293%	12/11/49	1,800	1,858,628
Commercial Mortgage Pass-Thru Certificates,
Ser. 2012-CR5, Class A3	2.540%	12/10/45	1,000	987,682
Credit Suisse Mortgage Capital Certificates,
Ser. 2006-C1, Class AM(a)	5.407%	02/15/39	200	221,283
CW Capital Cobalt Ltd.,
Ser. 2007-C3, Class A3(a)	5.811%	05/15/46	727	772,792
Federal National Mortgage Association,
Ser. 2012-M13, Class A2	2.377%	05/25/22	1,850	1,845,432
FHLMC Multifamily Structured Pass-Through Certificates, Ser. K003, Class A5	5.085%	03/25/19	250	293,167
Ser. K004, Class A2	4.186%	08/25/19	3,725	4,262,938
Ser. K007, Class A2	4.224%	03/25/20	3,600	4,139,010
Ser. K010, Class A2	4.333%	10/25/20	3,600	4,140,432
Ser. K011, Class A2	4.084%	11/25/20	3,600	4,082,548
Ser. K013, Class A2	3.974%	01/25/21	3,525	3,975,710
Ser. K016, Class A2(b)	2.968%	10/25/21	2,800	2,957,864
Ser. K020, Class X1, I/O(a)	1.478%	05/25/22	9,460	1,002,889
Ser. K021, Class A2	2.396%	06/25/22	3,600	3,619,487
Ser. K021, Class X1, I/O(a)	1.514%	06/25/22	9,983	1,103,004
Ser. K501, Class X1A, I/O(a)	1.755%	08/25/16	4,243	186,700
Ser. K710, Class X1, I/O(a)	1.784%	05/25/19	8,479	788,140
Ser. K711, Class X1, I/O(a)	1.711%	07/25/19	7,991	724,691
Greenwich Capital Commercial Funding Corp.,
Ser. 2007-GG9, Class A2	5.381%	03/10/39	1,609	1,656,458
GS Mortgage Securities Corp. II,
Ser. 2007-GG10, Class A2	5.778%	08/10/45	911	924,480
JPMorgan Chase Commercial Mortgage Securities Corp.,
Ser. 2007-LD11, Class A3(a)	5.807%	06/15/49	1,000	1,065,680
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-4, Class A3	5.172%	12/12/49	2,000	2,237,400
Ser. 2007-9, Class A2	5.590%	09/12/49	1,033	1,034,590
Morgan Stanley Capital I Trust,
Ser. 2005-IQ10, Class A4B(a)	5.284%	09/15/42	800	881,110
NCUA Gtd. Notes,
Ser. 2010-C1, Class A2	2.900%	10/29/20	2,600	2,770,843
UBS-Barclays Commercial Mortgage Trust,
Ser. 2012-C4, Class A4	2.792%	12/10/45	1,300	1,302,347

Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A5(a)	5.416%	01/15/45	1,500	1,674,069
Ser. 2006-C25, Class A5(a)	5.734%	05/15/43	2,000	2,273,656
Ser. 2006-C27, Class A3	5.765%	07/15/45	2,988	3,307,964

				58,416,686

Corporate Bonds — 2.3%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%	06/20/16	1,970	1,969,744
Commonwealth Bank of Australia (Australia), Covered Notes, 144A	0.750%	01/15/16	1,200	1,198,800
DEPFA ACS Bank (Ireland), Covered Notes, 144A	5.125%	03/16/37	1,520	1,276,800
DNB Boligkreditt AS (Norway), Covered Notes, 144A(b)	1.450%	03/21/18	1,600	1,607,173
Kreditanstalt Fuer Wiederaufbau (Germany), Gtd. Notes	2.375%	08/25/21	660	682,506
National Australia Bank Ltd. (Australia), Covered Notes, 144A(b)	1.250%	03/08/18	760	757,427
Swedbank Hypotek AB (Sweden), Covered Notes, 144A	1.375%	03/28/18	980	979,528

				8,471,978

Mortgage-Backed Securities — 38.3%
Federal Home Loan Mortgage Corp.(a)	2.354%	05/01/34	588	628,292
Federal Home Loan Mortgage Corp.	3.500%	TBA 30 Year	1,500	1,574,707
Federal Home Loan Mortgage Corp.	4.000%	06/01/26 -12/01/40	2,703	2,878,777
Federal Home Loan Mortgage Corp.	4.500%	09/01/39	5,603	5,994,153
Federal Home Loan Mortgage Corp.	5.000%	06/01/33 -05/01/34	3,200	3,500,591
Federal Home Loan Mortgage Corp.	5.500%	05/01/37 - 05/01/38	2,566	2,780,610
Federal Home Loan Mortgage Corp.	6.000%	09/01/34 - 08/01/39	1,628	1,786,436
Federal Home Loan Mortgage Corp.	6.500%	05/01/13 -09/01/32	159	183,374
Federal National Mortgage Association(a)	2.146%	07/01/33	1,820	1,924,944
Federal National Mortgage Association(a)	2.232%	06/01/34	508	540,480
Federal National Mortgage Association(a)	2.393%	08/01/33	1,195	1,268,132
Federal National Mortgage Association(c)	2.500%	TBA 15 Year	9,000	9,328,438
Federal National Mortgage Association(a)	2.506%	04/01/34	226	238,515
Federal National Mortgage Association(a)	2.601%	04/01/34	406	431,733
Federal National Mortgage Association(c)	3.000%	TBA 15 Year	6,000	6,298,828
Federal National Mortgage Association	3.000%	TBA 30 Year	12,000	12,358,593
Federal National Mortgage Association(c)	3.500%	TBA 15 Year	1,000	1,060,000
Federal National Mortgage Association	3.500%	TBA 30 Year	21,500	22,648,906
Federal National Mortgage Association	3.500%	06/01/39	733	774,631
Federal National Mortgage Association	4.000%	TBA 30 Year	4,500	4,791,797
Federal National Mortgage Association	4.500%	05/01/40	6,706	7,416,808
Federal National Mortgage Association	5.000%	TBA 30 Year	2,000	2,166,562
Federal National Mortgage Association	5.000%	07/01/18 - 05/01/36	5,452	5,915,861
Federal National Mortgage Association	5.500%	01/01/17 - 11/01/35	11,582	12,890,601
Federal National Mortgage Association	6.000%	11/01/14 - 05/01/38	3,358	3,734,542
Federal National Mortgage Association	6.500%	01/01/15 - 10/01/37	2,362	2,665,866
Federal National Mortgage Association	7.000%	12/01/31 - 01/01/36	492	585,345
Federal National Mortgage Association	8.000%	03/01/22 - 02/01/26	19	19,798
Federal National Mortgage Association	9.000%	02/01/25 - 04/01/25	69	78,769
Government National Mortgage Association	3.500%	TBA 30 Year	2,500	2,689,062
Government National Mortgage Association(c)	4.000%	TBA 30 Year	5,000	5,408,789
Government National Mortgage Association	4.000%	06/15/40	869	953,019
Government National Mortgage Association(c)	4.500%	TBA 30 Year	9,500	10,388,047
Government National Mortgage Association	4.500%	02/20/41	2,352	2,601,499
Government National Mortgage Association	5.000%	07/15/33 - 04/15/34	1,380	1,513,477
Government National Mortgage Association	5.500%	03/15/34 - 03/15/36	1,134	1,245,846
Government National Mortgage Association	6.500%	07/15/32 - 08/15/32	331	386,137
Government National Mortgage Association	7.000%	03/15/23 - 08/15/28	810	948,293
Government National Mortgage Association	7.500%	12/15/25 - 02/15/26	160	183,969
Government National Mortgage Association	8.500%	09/15/24 - 04/15/25	206	239,438

				143,023,665

Municipal Bond — 0.2%
State of Utah, BABs, Ser. D	4.554%	07/01/24	630	737,497

U.S. Government Agency Obligations — 1.4%
Federal Home Loan Mortgage Corp.(b)	0.875%	03/07/18	3,970	3,962,148
Federal Home Loan Mortgage Corp., Ser. 1(b)	0.750%	01/12/18	1,380	1,371,571

				5,333,719

U.S. Treasury Securities — 39.8%
U.S. Treasury Bonds(b)	2.750%	11/15/42	870	806,381
U.S. Treasury Bonds	3.125%	02/15/43	4,205	4,212,884
U.S. Treasury Notes	0.250%	01/31/15	17,470	17,474,088
U.S. Treasury Notes	0.250%	02/28/15	585	585,046

U.S. Treasury Notes	0.250%	03/31/15	200	200,016
U.S. Treasury Notes	0.375%	03/15/16	1,975	1,976,234
U.S. Treasury Notes(e)	0.375%	06/15/15	935	936,972
U.S. Treasury Notes	0.750%	06/15/14	610	614,075
U.S. Treasury Notes	0.750%	03/31/18	34,255	34,212,181
U.S. Treasury Notes	1.000%	03/31/17	9,135	9,294,150
U.S. Treasury Notes	1.250%	10/31/15	770	788,348
U.S. Treasury Notes(b)	2.000%	02/15/23	11,015	11,154,406
U.S. Treasury Notes	2.375%	10/31/14	4,660	4,817,638
U.S. Treasury Notes	2.625%	11/15/20	3,100	3,381,179
U.S. Treasury Notes(d)	4.500%	11/15/15	4,710	5,222,580
U.S. Treasury Notes	4.625%	11/15/16	1,840	2,112,550
U.S. Treasury Strips Coupon(f)	0.300%	05/15/15	12,430	12,352,275
U.S. Treasury Strips Coupon(f)	2.290%	08/15/24	10,095	7,787,939
U.S. Treasury Strips Coupon(f)	2.740%	05/15/25	5,815	4,347,271
U.S. Treasury Strips Coupon(f)	3.050%	08/15/26	4,045	2,861,198
U.S. Treasury Strips Coupon(f)	3.100%	11/15/26	870	608,792
U.S. Treasury Strips Coupon(b)(f)	3.210%	05/15/27	5,240	3,589,636
U.S. Treasury Strips Coupon(f)	4.310%	08/15/33	2,725	1,440,615
U.S. Treasury Strips Coupon(f)	5.380%	08/15/40	5,025	2,015,151
U.S. Treasury Strips Principal(g)	0.370%	02/15/16	15,870	15,704,095

				148,495,700

TOTAL LONG-TERM INVESTMENTS (cost $361,090,200)				372,004,455

		Shares
SHORT-TERM INVESTMENTS — 35.9%
AFFILIATED MUTUAL FUNDS — 35.8%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $54,039,295)(h)		5,484,278	51,113,475
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $82,657,618; includes $20,274,861 of cash collateral received for securities on loan)(h)(i)		82,657,618	82,657,618

TOTAL AFFILIATED MUTUAL FUNDS (cost $136,696,913)			133,771,093

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(j) — 0.1%
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 2.210% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13	Deutsche Bank AG	7,567	159,006
Receive a fixed rate of 2.220% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13	Deutsche Bank AG	4,025	86,787

TOTAL OPTIONS PURCHASED (cost $236,477)			245,793

TOTAL SHORT-TERM INVESTMENTS (cost $136,933,390)			134,016,886

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 135.5% (cost $498,023,590)			506,021,341

OPTIONS WRITTEN*(j)
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 1.710% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13	Deutsche Bank AG	7,567	(26,351)
Receive a fixed rate of 1.720% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13	Deutsche Bank AG	4,025	(14,694)

TOTAL OPTIONS WRITTEN (premiums received $41,329)	(41,045)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 135.5% (cost $497,982,261)	505,980,296
LIABILITIES IN EXCESS OF OTHER ASSETS(k) (35.5)%	(132,469,723)

NET ASSETS — 100.0%	$ 373,510,573

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

BABs—Build America Bonds

FHLMC—Federal Home Loan Mortgage Corporation

I/O—Interest Only

NCUA—National Credit Union Administration

TBA—To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,820,917; cash collateral of $20,274,861 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	All or partial principal amount totaling $28,500,000 represents to-be-announced (“TBA”) securities acquired under mortgage dollar roll agreement.
(d)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Rate shown reflects the effective yield at March 31, 2013.
(g)	Represents zero coupon bond. Rate shown reflects the effective yield on March 31, 2013.
(h)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.
(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation/ (Depreciation)(1)
	Long Positions:
33	2 Year U.S. Treasury Notes	Jun. 2013	$7,271,842	$7,274,953	$3,111
16	10 Year U.S. Treasury Notes	Jun. 2013	2,110,710	2,111,750	1,040
13	U.S. Ultra Bond	Jun. 2013	2,043,018	2,048,719	5,701

					9,852

	Short Positions:
30	5 Year U.S. Treasury Notes	Jun. 2013	3,722,956	3,721,641	1,315
24	U.S. Long Bond	Jun. 2013	3,449,653	3,467,250	(17,597)

					(16,282)

					$(6,430)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.

Interest rate swap agreements outstanding at March 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
17,980	08/31/16	0.934%	3 month LIBOR(1)	$214,640	$—	$214,640	Credit Suisse International
5,595	08/31/16	0.978%	3 month LIBOR(2)	(75,428)	—	(75,428)	JPMorgan Chase Bank, NA
5,595	08/31/16	0.975%	3 month LIBOR(2)	(74,746)	—	(74,746)	JPMorgan Chase Bank, NA
880	09/14/16	1.206%	3 month LIBOR(2)	(18,536)	—	(18,536)	Deutsche Bank AG
16,725	11/30/16	0.945%	3 month LIBOR(2)	(232,318)	—	(232,318)	Citibank, NA
9,525	02/28/17	0.680%	3 month LIBOR(1)	(1,709)	—	(1,709)	Citibank, NA
9,400	08/31/17	0.872%	3 month LIBOR(2)	(13,641)	—	(13,641)	Deutsche Bank AG
1,210	03/15/18	0.885%	3 month LIBOR(2)	2,655	—	2,655	Bank of Nova Scotia
1,210	03/18/18	1.049%	3 month LIBOR(1)	6,864	—	6,864	Bank of Nova Scotia
4,700	02/15/19	1.794%	3 month LIBOR(1)	176,344	—	176,344	JPMorgan Chase Bank, NA
4,700	02/15/19	1.656%	3 month LIBOR(2)	(138,421)	—	(138,421)	Citibank, NA
3,605	11/15/19	1.443%	3 month LIBOR(1)	21,689	—	21,689	Morgan Stanley Capital Services
3,605	02/15/20	1.505%	3 month LIBOR(2)	(11,296)	—	(11,296)	Morgan Stanley Capital Services
2,190	01/13/22	1.676%	3 month LIBOR(1)	(15,828)	—	(15,828)	Citibank, NA
2,190	01/13/22	1.660%	3 month LIBOR(2)	18,793	—	18,793	Citibank, NA
20,975	01/28/23	1.895%	3 month LIBOR(2)	90,452	—	90,452	Morgan Stanley Capital Services
4,210	08/15/39	2.949%	3 month LIBOR(2)	(16,333)	—	(16,333)	Barclays Bank PLC
4,210	08/15/39	3.011%	3 month LIBOR(2)	(32,822)	—	(32,822)	Barclays Bank PLC

				$(99,641)	$—	$(99,641)

#	Notional amount is shown in U.S. dollars unless otherwise stated.
LIBOR — London Interbank Offered Rate
(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$3,811,264	$—
Collateralized Mortgage Obligations	—	3,713,946	—
Commercial Mortgage-Backed Securities	—	58,416,686	—
Corporate Bonds	—	8,471,978	—
Mortgage-Backed Securities	—	143,023,665	—
Municipal Bond	—	737,497	—
U.S. Government Agency Obligations	—	5,333,719	—
U.S. Treasury Securities	—	148,495,700	—
Affiliated Mutual Funds	133,771,093	—	—
Options Purchased	—	245,793	—
Options Written	—	(41,045)	—
Other Financial Instruments*
Futures Contracts	(6,430)	—	—
Interest Rate Swap Agreements	—	(99,641)	—

Total	$133,764,663	$372,109,562	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

High Yield Bond Portfolio

Schedule of Investments

as of March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.7%
ASSET-BACKED SECURITIES — 0.5%
Non-Residential Mortgage-Backed Securities — 0.5%
Primus CLO Ltd. (Cayman Islands), Ser. 2007-2A, Class A, 144A(a)	Aa1	0.537%	07/15/21	$ 478	$ 459,264
Slater Mill Loan Fund LP CLO (Cayman Islands), Ser. 2012-1A, Class D, 144A(a)	BBB(b)	4.540%	08/17/22	13,000	13,014,365

					13,473,629

Residential Mortgage-Backed Securities
Argent Securities, Inc., Ser. 2003-W8, Class M1(a)	Ba1	1.254%	12/25/33	117	112,446
Credit-Based Asset Servicing and Securitization LLC, Ser. 2007-CB1, Class AF2(a)	Ca	4.753%	01/25/37	565	304,695
Morgan Stanley ABS Capital I, Ser. 2007-HE6, Class A2(a)	Ca	0.344%	05/25/37	100	52,366
Morgan Stanley Mortgage Loan Trust, Ser. 2006-12XS, Class A6A	Caa3	5.726%	10/25/36	396	233,139
Structured Asset Securities Corp., Ser. 2005-9XS, Class 2A1(a)	B3	0.504%	06/25/35	330	285,709

					988,355

TOTAL ASSET-BACKED SECURITIES (cost $12,616,727)					14,461,984

BANK LOANS — 3.4%
Automotive — 0.1%
Chrysler Group LLC(a)	Ba1	6.000%	05/24/17	4,605	4,691,598

Cable — 0.1%
WideOpenWest Holdings LLC(a)	B1	6.250%	07/17/18	3,345	3,382,707

Capital Goods — 0.3%
CPM Acquisition Corp.(a)	Caa1	10.250%	03/01/18	7,750	7,788,750

Consumer — 0.3%
One Call Medical, Inc.(a)	Ba3	5.500%	08/23/19	2,494	2,511,413
Visant Corp.(a)	B1	5.250%	12/22/16	2,205	2,135,149
West Corp.(a)	Ba3	4.250%	06/30/18	3,483	3,522,922

					8,169,484

Electric
Texas Competitive Electric Holdings Co. LLC(a)	Caa3	3.746%	10/10/14	1,114	817,987

Energy — Other — 0.2%
Shelf Drilling Holdings Ltd. (original cost $4,900,000; purchased 10/10/12)(a)(c)(d)	Ba1	6.250%	05/31/18	4,988	5,012,438

Gaming — 0.2%
CCM Merger, Inc.(a)	B2	6.000%	03/01/17	4,841	4,877,774

Healthcare & Pharmaceutical
Alliance HealthCare Services, Inc.(a)	Ba3	7.250%	06/01/16	675	678,662

Metals — 0.5%
FMG Resources (August 2006) Pty Ltd.(a)	Ba1	5.250%	10/18/17	14,925	15,084,906

Pipelines & Other — 0.2%
Energy Transfer Equity LP(a)	Ba2	3.750%	03/24/17	5,855	5,875,329

Retailers — 0.1%
Rite Aid Corp.(a)	B3	5.750%	08/21/20	3,000	3,028,125

Technology — 1.4%
First Data Corp.(a)	B1	4.204%	03/26/18	12,432	12,388,432
First Data Corp.(a)	B1	5.204%	03/24/17	4,341	4,364,331
Freescale Semiconductor, Inc.(a)	B1	5.000%	03/31/20	4,963	4,964,569
Interactive Data Corp.(a)	Ba3	3.750%	02/12/18	3,942	3,984,111
kronos, Inc.(a)	Ba3	9.750%	04/30/20	5,200	5,421,000
RP Crown Parent LLC(a)	Caa1	11.250%	12/23/19	8,000	8,345,000
Sensata Technologies, Inc.(a)	Ba2	3.750%	05/12/18	482	486,352

					39,953,795

TOTAL BANK LOANS (cost $96,550,342)					99,361,555

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Adjustable Rate Mortgage Trust, Ser. 2005-7, Class 1A1(a)	Ca	2.816%	10/25/35	102	91,146
American Home Mortgage Assets LLC, Ser. 2006-4, Class 1A12(a)	Ca	0.414%	10/25/46	48	31,229
American Home Mortgage Assets LLC, Ser. 2006-5, Class A1(a)	Caa3	1.098%	11/25/46	395	221,348
American Home Mortgage Investment Trust, Ser. 2005-2, Class 4A1(a)	Ba3	1.947%	09/25/45	26	25,101
Banc of America Alternative Loan Trust, Ser. 2005-4, Class CB6(a)	Caa1	0.604%	05/25/35	63	46,017
Banc of America Funding Corp., Ser. 2006-B, Class 2A1(a)	Caa2	2.922%	03/20/36	160	135,830
Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2005-10, Class A2(a)	BB+(b)	2.671%	10/25/35	258	259,082
Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2007-3, Class 1A1(a)(f)	D(b)	3.019%	05/25/47	49	39,840
Citigroup Mortgage Loan Trust, Inc., Ser. 2007-10, Class 22AA(a)(f)	D(b)	3.111%	09/25/37	94	76,108
Countrywide Alternative Loan Trust, Ser. 2005-43, Class 4A3(a)(f)	D(b)	5.091%	10/25/35	38	30,174
Countrywide Alternative Loan Trust, Ser. 2005-62, Class 2A1(a)	Caa3	1.178%	12/25/35	90	66,063
Countrywide Alternative Loan Trust, Ser. 2006-HY13, Class 4A1(a)(f)	D(b)	2.895%	02/25/37	43	36,231
Countrywide Alternative Loan Trust, Ser. 2006-OA9, Class 2A1A(a)	Ca	0.413%	07/20/46	42	22,578
Countrywide Alternative Loan Trust, Ser. 2006-OA11, Class A1B(a)	Ca	0.394%	09/25/46	56	39,608
Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2005-2, Class 2A1(a)	Caa2	0.524%	03/25/35	120	95,905
First Horizon Alternative Mortgage Securities, Ser. 2006-FA2, Class 1A5	Caa3	6.000%	05/25/36	84	72,067
Harborview Mortgage Loan Trust, Ser. 2006-1, Class 2A1A(a)	Caa3	0.443%	03/19/36	362	241,262
Harborview Mortgage Loan Trust, Ser. 2006-5, Class 2A1A(a)	Caa3	0.383%	07/19/46	53	34,181
Harborview Mortgage Loan Trust, Ser. 2006-7, Class 2A1B(a)	C	0.453%	09/19/46	178	25,363
IndyMac Index Mortgage Loan Trust, Ser. 2006-AR12, Class A1(a)	Caa2	0.394%	09/25/46	42	30,539
JPMorgan Mortgage Trust, Ser. 2007-S3, Class 1A96	D(b)	6.000%	08/25/37	45	38,818
JPMorgan Mortgage Trust, Ser. 2007-S3, Class 1A97	D(b)	6.000%	08/25/37	89	77,979
MASTR Adjustable Rate Mortgages Trust, Ser. 2006-OA1, Class 1A1(a)	Caa2	0.414%	04/25/46	29	20,949
Residential Accredit Loans, Inc., Ser. 2006-QA2, Class 3A1(a)	Ca	5.500%	02/25/36	289	229,111
Residential Accredit Loans, Inc., Ser. 2007-QS4, Class 2A1(a)	Ca	0.534%	03/25/37	189	57,951
Residential Asset Securitization Trust, Ser. 2007-A5, Class 2A3	Caa2	6.000%	05/25/37	82	75,523
Structured Asset Mortgage Investments, Inc., Ser. 2006-AR6, Class 2A1(a)	Caa3	0.394%	07/25/46	54	39,832
SunTrust Alternative Loan Trust, Ser. 2006-1F, Class 3A(a)	Ca	0.554%	04/25/36	131	31,770
WaMu Mortgage Pass-Through Certificates, Ser. 2007-HY1, Class 2A3(a)	D(b)	4.929%	02/25/37	44	37,758
WaMu Mortgage Pass-Through Certificates, Ser. 2007-HY1, Class 4A1(a)	D(b)	2.638%	02/25/37	50	42,678
WaMu Mortgage Pass-Through Certificates, Ser. 2007-OA3, Class 2A1A(a)	Caa2	0.937%	04/25/47	52	44,507

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $2,120,292)					2,316,548

CORPORATE BONDS — 91.6%
Aerospace & Defense — 1.3%
Alliant Techsystems, Inc., Gtd. Notes(e)	Ba3	6.875%	09/15/20	2,375	2,559,062
Bombardier, Inc. (Canada), Sr. Notes, 144A	Ba2	6.125%	01/15/23	2,300	2,386,250
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(e)	Ba2	5.750%	03/15/22	3,275	3,360,969
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(e)	Ba2	7.750%	03/15/20	1,576	1,812,400
Esterline Technologies Corp., Gtd. Notes	Ba2	6.625%	03/01/17	750	766,875
Esterline Technologies Corp., Gtd. Notes(e)	Ba2	7.000%	08/01/20	5,400	5,960,250
Moog, Inc., Sr. Sub. Notes	Ba3	7.250%	06/15/18	4,525	4,728,625
Sequa Corp., Gtd. Notes, 144A (original cost $7,042,719; purchased 12/10/12-03/13/13)(c)(d)	Caa1	7.000%	12/15/17	7,000	7,087,500
TransDigm, Inc., Gtd. Notes(e)	B3	7.750%	12/15/18	7,300	8,011,750

					36,673,681

Automotive — 3.6%
American Axle & Manufacturing, Inc., Gtd. Notes(e)	B2	6.250%	03/15/21	2,750	2,818,750
American Axle & Manufacturing, Inc., Gtd. Notes(e)	B2	6.625%	10/15/22	5,250	5,433,750
Chrysler Group LLC/CG Co.-Issuer, Inc., Sec’d. Notes(e)	B1	8.250%	06/15/21	9,200	10,269,500
Continental Rubber of America Corp., Sr. Sec’d. Notes, 144A	Ba2	4.500%	09/15/19	10,025	10,250,563
DaimlerChrysler Group LLC/CG Co.-Issuer, Inc., Sec’d. Notes(e)	B1	8.000%	06/15/19	7,800	8,550,750
Dana Holding Corp., Sr. Unsec’d. Notes	B2	6.500%	02/15/19	3,635	3,898,537
Dana Holding Corp., Sr. Unsec’d. Notes(e)	B2	6.750%	02/15/21	10,059	11,014,605

Delphi Corp., Gtd. Notes(e)	Ba1	5.000%	02/15/23	4,625	4,890,937
Delphi Corp., Gtd. Notes(e)	Ba1	5.875%	05/15/19	7,400	7,992,000
Delphi Corp., Gtd. Notes	Ba1	6.125%	05/15/21	7,748	8,522,800
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(e)	Ba3	5.625%	02/01/23	650	675,188
Lear Corp., Gtd. Notes, 144A(e)	Ba2	4.750%	01/15/23	4,125	4,021,875
Lear Corp., Gtd. Notes(e)	Ba2	7.875%	03/15/18	6,275	6,808,375
Lear Corp., Gtd. Notes	Ba2	8.125%	03/15/20	6,953	7,752,595
TRW Automotive, Inc., Gtd. Notes, 144A	Ba2	4.500%	03/01/21	5,300	5,379,500
TRW Automotive, Inc., Gtd. Notes, 144A(e)	Ba2	7.250%	03/15/17	2,655	3,069,844
TRW Automotive, Inc., Gtd. Notes, 144A	Ba2	8.875%	12/01/17	2,025	2,209,781

					103,559,350

Banking — 1.0%
Ally Financial, Inc., Gtd. Notes(e)	B1	5.500%	02/15/17	1,575	1,703,745
Ally Financial, Inc., Gtd. Notes	B1	8.000%	03/15/20	3,200	3,968,000
Ally Financial, Inc., Gtd. Notes	B1	8.300%	02/12/15	450	499,500
Bank of America Corp., Jr. Sub. Notes, Ser. K(a)(e)	B1	8.000%	12/29/49	8,845	9,940,011
Bank of America Corp., Jr. Sub. Notes, Ser. M(a)	B1	8.125%	12/29/49	8,000	9,001,256
GMAC, Inc., Gtd. Notes, Ser. 8	B1	6.750%	12/01/14	3,125	3,351,563
HBOS PLC (United Kingdom), Sub. Notes, Ser. G, 144A, MTN	Ba1	6.750%	05/21/18	400	444,588

					28,908,663

Brokerage — 0.2%
Blackstone Holdings Finance Co. LLC, Gtd. Notes, 144A	A(b)	4.750%	02/15/23	3,250	3,586,645
KKR Group Finance Co., Gtd. Notes, 144A(e)	A-(b)	6.375%	09/29/20	1,000	1,193,118

					4,779,763

Building Materials & Construction — 2.4%
Beazer Homes USA, Inc., Gtd. Notes, 144A(e)	Caa2	7.250%	02/01/23	1,425	1,453,500
Beazer Homes USA, Inc., Gtd. Notes	Caa2	9.125%	06/15/18	500	537,500
Beazer Homes USA, Inc., Gtd. Notes(e)	Caa2	9.125%	05/15/19	5,000	5,387,500
Building Materials Corp. of America, Sr. Notes, 144A (original cost $ 1,488,750; purchased 09/27/10)(c)(d)(e)	Ba3	6.875%	08/15/18	1,500	1,608,750
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A (original cost $ 5,975,750; purchased 02/02/10-04/27/11)(c)(d)	Ba1	7.000%	02/15/20	5,825	6,320,125
Cemex Finance LLC, Sr. Sec’d. Notes, 144A(e)	B(b)	9.375%	10/12/22	5,975	6,945,937
D.R. Horton, Inc., Gtd. Notes	Ba2	4.750%	02/15/23	8,825	8,836,031
D.R. Horton, Inc., Gtd. Notes	Ba2	6.500%	04/15/16	900	999,000
HD Supply, Inc., Sr. Unsec’d. Notes, 144A(e)	Caa1	7.500%	07/15/20	6,025	6,341,312
K. Hovnanian Enterprises, Inc., Sr. Sec’d. Notes, 144A(e)	B3	7.250%	10/15/20	9,125	10,105,938
KB Home, Gtd. Notes	B2	7.500%	09/15/22	4,100	4,602,250
Masco Corp., Sr. Unsec’d. Notes	Ba3	5.950%	03/15/22	1,675	1,884,095
Standard Pacific Corp., Gtd. Notes(e)	B3	8.375%	05/15/18	925	1,089,188
Standard Pacific Corp., Gtd. Notes	B3	8.375%	01/15/21	525	621,469
Standard Pacific Corp., Gtd. Notes(e)	B3	10.750%	09/15/16	3,875	4,805,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	B2	7.750%	04/15/20	2,400	2,574,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A(e)	B2	7.750%	04/15/20	6,000	6,435,000

					70,546,595

Cable — 4.7%
Bresnan Broadband Holdings LLC, Gtd. Notes, 144A	B3	8.000%	12/15/18	3,625	3,951,250
Cablevision Systems Corp., Sr. Unsec’d. Notes(e)	B1	7.750%	04/15/18	1,375	1,541,719
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17	11,725	13,659,625
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(e)	B1	5.125%	02/15/23	3,125	3,031,250
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A(e)	B1	5.750%	09/01/23	7,625	7,644,062
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(e)	B1	7.875%	04/30/18	1,350	1,436,062
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(e)	B1	8.125%	04/30/20	1,600	1,788,000
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	6.375%	09/15/20	5,375	5,576,562
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625%	11/15/17	19,051	20,360,756
CSC Holdings LLC, Sr. Unsec’d. Notes(e)	Ba3	6.750%	11/15/21	8,600	9,642,750
CSC Holdings LLC, Sr. Unsec’d. Notes(e)	Ba3	7.875%	02/15/18	850	990,250
DISH DBS Corp., Gtd. Notes(e)	Ba2	5.875%	07/15/22	2,200	2,307,250
DISH DBS Corp., Gtd. Notes(e)	Ba2	6.750%	06/01/21	825	915,750
DISH DBS Corp., Sr. Unsec’d. Notes, 144A(e)	Ba2	5.000%	03/15/23	7,025	6,910,844
Echostar DBS Corp., Gtd. Notes	Ba2	6.625%	10/01/14	4,925	5,238,969
Echostar DBS Corp., Gtd. Notes	Ba2	7.000%	10/01/13	3,925	4,025,578
Echostar DBS Corp., Gtd. Notes	Ba2	7.125%	02/01/16	1,050	1,166,812
Lynx I Corp., Sr. Sec’d. Notes, 144A(e)	Ba3	5.375%	04/15/21	4,000	4,160,000
Nara Cable Funding Ltd. (Ireland), Sr. Sec’d. Notes, 144A(e)	B1	8.875%	12/01/18	5,175	5,420,813

ONO Finance II PLC (Ireland), Gtd. Notes, 144A(e)	Caa1	10.875%	07/15/19	1,625	1,681,875
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	B2	7.750%	03/15/16	850	865,938
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	B2	9.875%	04/15/18	14,600	16,297,250
UPCB Finance V Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A(e)	Ba3	7.250%	11/15/21	3,600	3,978,000
UPCB Finance VI Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A(e)	Ba3	6.875%	01/15/22	5,325	5,790,938
Videotron Ltee (Canada), Gtd. Notes	Ba2	5.000%	07/15/22	5,925	6,013,875
WaveDivision Escrow LLC/WaveDivision Escrow Corp., Sr. Unsec’d. Notes, 144A	Caa1	8.125%	09/01/20	2,150	2,246,750

					136,642,928

Capital Goods — 6.4%
ADS Waste Holdings, Inc., Sr. Unsec’d. Notes, 144A	Caa1	8.250%	10/01/20	3,675	3,959,812
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A(e)	B2	7.875%	01/31/18	1,250	1,340,625
Amsted Industries, Inc., Sr. Notes, 144A (original cost $4,417,960; purchased 03/12/10)(c)(d)	Ba3	8.125%	03/15/18	4,450	4,783,750
Ashtead Capital, Inc., Sec’d. Notes, 144A(e)	B2	6.500%	07/15/22	6,525	7,087,781
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(e)	B2	8.250%	01/15/19	4,050	4,490,437
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	9.625%	03/15/18	2,500	2,821,900
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	9.750%	03/15/20	3,850	4,543,038
Belden, Inc., Gtd. Notes, 144A	Ba2	5.500%	09/01/22	4,025	4,125,625
Case New Holland, Inc., Gtd. Notes(e)	Ba2	7.875%	12/01/17	4,150	4,855,500
Clean Harbors, Inc., Gtd. Notes	Ba2	5.250%	08/01/20	6,850	7,072,625
Dycom Investments, Inc., Gtd. Notes	Ba3	7.125%	01/15/21	3,000	3,210,000
Dycom Investments, Inc., Gtd. Notes, 144A	Ba3	7.125%	01/15/21	2,225	2,375,188
General Cable Corp., Gtd. Notes, 144A	B1	5.750%	10/01/22	3,825	3,901,500
Griffon Corp., Gtd. Notes(e)	B1	7.125%	04/01/18	7,265	7,846,200
H&E Equipment Services, Inc., Gtd. Notes, 144A	B3	7.000%	09/01/22	3,875	4,262,500
HDTFS, Inc., Gtd. Notes	B2	6.250%	10/15/22	2,050	2,224,250
Hertz Corp. (The), Gtd. Notes	B2	5.875%	10/15/20	1,375	1,450,625
Hertz Corp. (The), Gtd. Notes	B2	7.500%	10/15/18	4,288	4,732,880
Interline Brands, Inc., Gtd. Notes	B2	7.500%	11/15/18	5,420	5,880,700
International Wire Group Holdings, Inc., Sr. Sec’d. Notes, 144A	B3	8.500%	10/15/17	6,250	6,437,500
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A	B3	8.375%	12/15/18	5,275	5,538,750
Laureate Education, Inc., Gtd. Notes, 144A	Caa1	9.250%	09/01/19	6,625	7,362,031
Manitowoc Co., Inc. (The), Gtd. Notes(e)	B3	5.875%	10/15/22	3,025	3,176,250
RBS Global, Inc./Rexnord LLC, Gtd. Notes(e)	B3	8.500%	05/01/18	8,800	9,647,000
Rexel SA (France), Gtd. Notes, 144A	Ba3	6.125%	12/15/19	3,600	3,789,000
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Unsec’d. Notes	B3	8.250%	02/01/21	4,600	5,209,500
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Unsec’d. Notes	B3	10.250%	11/15/19	2,425	2,819,063
SPX Corp., Gtd. Notes(e)	Ba2	6.875%	09/01/17	4,925	5,479,063
SPX Corp., Gtd. Notes(e)	Ba2	7.625%	12/15/14	10,280	11,205,200
Terex Corp., Gtd. Notes	B3	6.000%	05/15/21	6,800	7,157,000
Terex Corp., Gtd. Notes(e)	B3	6.500%	04/01/20	2,175	2,319,094
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg), Sr. Sec’d. Notes, 144A(e)	B1	8.750%	02/01/19	2,450	2,425,500
United Rentals North America, Inc., Gtd. Notes(e)	B3	7.375%	05/15/20	2,625	2,913,750
United Rentals North America, Inc., Gtd. Notes	B3	7.625%	04/15/22	7,050	7,878,375
United Rentals North America, Inc., Gtd. Notes(e)	Caa1	8.375%	09/15/20	1,000	1,115,000
United Rentals North America, Inc., Gtd. Notes	B3	9.250%	12/15/19	2,725	3,106,500
Watco Cos. LLC/Watco Finance Corp., Gtd. Notes, 144A	B3	6.375%	04/01/23	3,175	3,266,281
WireCo WorldGroup, Inc., Gtd. Notes	B3	9.500%	05/15/17	12,975	13,558,875

					185,368,668

Chemicals — 4.9%
Ashland, Inc., Gtd. Notes, 144A	Ba1	4.750%	08/15/22	2,775	2,809,687
Ashland, Inc., Gtd. Notes, 144A(e)	Ba1	4.750%	08/15/22	2,275	2,314,812
Ashland, Inc., Sr. Unsec’d. Notes, 144A	Ba1	3.875%	04/15/18	2,825	2,860,312
Axiall Corp., Gtd. Notes, 144A(e)	Ba3	4.875%	05/15/23	2,175	2,213,063
Celanese US Holdings LLC, Gtd. Notes	Ba2	4.625%	11/15/22	3,225	3,233,062
Eagle Spinco, Inc., Gtd. Notes, 144A(e)	Ba3	4.625%	02/15/21	2,625	2,670,937
Hexion US Finance Corp., Sr. Sec’d. Notes, 144A(e)	B1	6.625%	04/15/20	5,675	5,689,188
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sec’d. Notes(e)	Caa1	9.000%	11/15/20	12,050	11,447,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Sec’d. Notes(e)	B3	8.875%	02/01/18	400	414,000
Huntsman International LLC, Gtd. Notes	B2	8.625%	03/15/20	1,650	1,843,875
Kinove German Bondco GmbH (Germany), Sr. Sec’d. Notes, 144A	B2	9.625%	06/15/18	4,550	5,061,875
Koppers, Inc., Gtd. Notes	B1	7.875%	12/01/19	6,142	6,756,200
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes(e)	Baa3	5.000%	04/15/19	16,525	18,673,250
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes	Baa3	6.000%	11/15/21	1,225	1,451,625
MacDermid, Inc., Gtd. Notes, 144A (original cost $3,747,040; purchased 11/13/12-12/03/12)(c)(d)	Caa1	9.500%	04/15/17	3,590	3,711,163
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes	Ba2	8.375%	11/01/16	8,756	9,412,700

Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes	Ba2	8.625%	11/01/19	3,650	4,106,250
Nufarm Australia Ltd. (Australia), Gtd. Notes, 144A	Ba3	6.375%	10/15/19	3,000	3,075,000
Orion Engineered Carbons Finance & Co. (Luxembourg), Gtd. Notes, PIK, 144A	Caa1	9.250%	08/01/19	5,125	5,176,250
Petrologistics LP/Petrologistics Finance Corp., Gtd. Notes, 144A	B2	6.250%	04/01/20	1,950	1,962,188
Rhodia SA (France), Sr. Unsec’d. Notes, 144A	Baa2	6.875%	09/15/20	5,720	6,476,052
Rockwood Specialties Group, Inc., Gtd. Notes	Ba2	4.625%	10/15/20	2,500	2,562,500
Sawgrass Merger Sub, Inc., Sr. Sec’d. Notes, 144A	B3	8.750%	12/15/20	4,950	5,160,375
Taminco Acquisition Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa2	9.125%	12/15/17	12,500	12,625,000
Taminco Global Chemical Corp., Sec’d. Notes, 144A	Caa1	9.750%	03/31/20	10,305	11,464,313
Tronox Finance LLC, Gtd. Notes, 144A(e)	B2	6.375%	08/15/20	5,731	5,559,070
US Coatings Acquisition, Inc./Flash Dutch 2 BV, Gtd. Notes, 144A(e)	Caa1	7.375%	05/01/21	2,225	2,341,813

					141,072,060

Consumer — 1.9%
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A	B1	6.875%	06/15/19	4,800	5,004,000
Levi Strauss & Co., Sr. Unsec’d. Notes, 144A(e)	B1	6.875%	05/01/22	1,375	1,505,625
Live Nation Entertainment, Inc., Gtd. Notes, 144A	B3	7.000%	09/01/20	2,400	2,580,000
Phillips-Van Heusen Corp., Sr. Unsec’d. Notes	Ba3	7.375%	05/15/20	4,061	4,528,015
PVH Corp., Sr. Unsec’d. Notes(e)	Ba3	4.500%	12/15/22	2,950	2,905,750
Realogy Corp., Gtd. Notes	B-(b)	13.375%	04/15/18	900	960,192
Scotts Miracle-Gro Co. (The), Gtd. Notes	B1	7.250%	01/15/18	2,600	2,769,000
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	BB-(b)	10.875%	04/15/16	3,812	4,031,228
Service Corp. International, Sr. Unsec’d. Notes	Ba3	4.500%	11/15/20	2,325	2,342,437
Service Corp. International, Sr. Unsec’d. Notes	Ba3	7.000%	06/15/17	4,143	4,707,484
Service Corp. International, Sr. Unsec’d. Notes	Ba3	7.000%	05/15/19	6,855	7,437,675
Spectrum Brands Escrow Corp., Gtd. Notes, 144A	B3	6.375%	11/15/20	3,000	3,221,250
Spectrum Brands Holdings, Inc., Sr. Sec’d. Notes	Ba3	9.500%	06/15/18	1,500	1,698,750
Stewart Enterprises, Inc., Gtd. Notes(e)	B1	6.500%	04/15/19	6,190	6,607,825
Visant Corp., Gtd. Notes	Caa2	10.000%	10/01/17	5,639	5,145,588

					55,444,819

Electric — 5.6%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	7.375%	07/01/21	9,275	10,759,000
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	7.750%	10/15/15	9,265	10,411,544
AES Corp. (The), Sr. Unsec’d. Notes(e)	Ba3	8.000%	10/15/17	4,100	4,822,625
AES Corp. (The), Sr. Unsec’d. Notes(e)	Ba3	8.000%	06/01/20	1,800	2,133,000
Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	8.000%	06/01/16	4,000	4,195,000
Calpine Corp., Sr. Sec’d. Notes, 144A(e)	B1	7.250%	10/15/17	4,406	4,670,360
Calpine Corp., Sr. Sec’d. Notes, 144A(e)	B1	7.500%	02/15/21	15,329	16,823,577
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.875%	01/15/23	1,596	1,771,560
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	6.375%	10/01/22	2,450	2,666,604
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	7.250%	12/01/20	3,055	3,364,954
DPL, Inc., Sr. Unsec’d. Notes	Ba1	6.500%	10/15/16	2,075	2,189,125
DPL, Inc., Sr. Unsec’d. Notes(e)	Ba1	7.250%	10/15/21	5,000	5,300,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sec’d. Notes	CCC-(b)	11.000%	10/01/21	5,000	5,543,750
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sec’d. Notes, 144A	B3	11.750%	03/01/22	27,475	31,596,250
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sr. Sec’d. Notes, 144A	B-(b)	10.000%	12/01/20	412	463,500
Mirant Americas Generation, Inc., Sr. Unsec’d. Notes(e)	B3	8.500%	10/01/21	1,000	1,172,500
Mirant Corp., Sr. Notes, 144A(c)	NR	7.400%	07/15/49	1,825	1,825
Mirant Mid Atlantic Pass-Through Trust B, Pass-thru Certs., Ser. B	Ba1	9.125%	06/30/17	8,909	9,977,937
NRG Energy, Inc., Gtd. Notes, 144A(e)	B1	6.625%	03/15/23	4,925	5,220,500
NRG Energy, Inc., Gtd. Notes(e)	B1	7.625%	01/15/18	11,645	13,246,188
NRG Energy, Inc., Gtd. Notes	B1	7.625%	05/15/19	4,450	4,806,000
NRG Energy, Inc., Gtd. Notes	B1	7.875%	05/15/21	4,240	4,717,000
NRG Energy, Inc., Gtd. Notes	B1	8.250%	09/01/20	7,175	8,098,781
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. B(c)	B1	9.237%	07/02/17	2,848	3,140,119
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. C	B1	9.681%	07/02/26	4,360	4,763,300

					161,854,999

Energy — Other — 6.3%
Bristow Group, Inc., Gtd. Notes(e)	Ba3	6.250%	10/15/22	2,950	3,186,000
Cie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	7.750%	05/15/17	2,150	2,214,500
Cie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	9.500%	05/15/16	4,300	4,515,000
CITIC Resources Finance 2007 Ltd. (Virgin Islands (BR)), Gtd. Notes, 144A	Ba3	6.750%	05/15/14	25	25,937
Continental Resources, Inc., Gtd. Notes(e)	Ba2	5.000%	09/15/22	3,650	3,878,125
Denbury Resources, Inc., Gtd. Notes	B1	4.625%	07/15/23	6,450	6,224,250

Denbury Resources, Inc., Gtd. Notes(e)	B1	6.375%	08/15/21	2,565	2,795,850
Denbury Resources, Inc., Gtd. Notes	B1	8.250%	02/15/20	2,968	3,324,160
EP Energy LLC/EP Energy Finance, Inc., Sr. Unsec’d. Notes(e)	B2	9.375%	05/01/20	3,175	3,667,125
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec’d. Notes	Ba3	6.875%	05/01/19	1,800	1,971,000
Halcon Resources Corp., Gtd. Notes, 144A(e)	B3	8.875%	05/15/21	1,075	1,158,312
Harvest Operations Corp. (Canada), Gtd. Notes	Ba2	6.875%	10/01/17	11,100	12,404,250
Hercules Offshore, Inc., Gtd. Notes, 144A	Caa1	10.250%	04/01/19	3,500	3,893,750
Hercules Offshore, Inc., Sr. Sec’d. Notes, 144A	B1	7.125%	04/01/17	1,975	2,128,062
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A	Ba3	7.625%	04/15/21	2,450	2,695,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A	Ba3	8.000%	02/15/20	1,500	1,646,250
Hornbeck Offshore Services, Inc., Gtd. Notes	Ba3	5.875%	04/01/20	6,225	6,442,875
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes, 144A(e)	B2	6.250%	11/01/19	1,775	1,814,937
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes(e)	B2	6.500%	05/15/19	3,675	3,844,969
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875%	11/15/14	3,700	3,903,500
MEG Energy Corp. (Canada), Gtd. Notes, 144A(e)	B1	6.500%	03/15/21	6,325	6,736,125
Newfield Exploration Co., Sr. Sub. Notes	Ba2	7.125%	05/15/18	3,325	3,462,156
Newfield Exploration Co., Sr. Unsec’d. Notes	Ba1	5.625%	07/01/24	900	929,250
Offshore Group Investment Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	B3	7.125%	04/01/23	6,375	6,518,437
Parker Drilling Co., Gtd. Notes	B1	9.125%	04/01/18	3,100	3,379,000
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.250%	08/15/18	800	895,156
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.875%	06/01/15	3,775	3,905,094
Petroplus Finance Ltd. (Bermuda), Sr. Sec’d. Notes, 144A(c)(f)	NR	6.750%	05/01/14	2,935	689,725
Plains Exploration & Production Co., Gtd. Notes	B1	6.125%	06/15/19	5,517	6,041,115
Plains Exploration & Production Co., Gtd. Notes	B1	6.500%	11/15/20	1,250	1,381,250
Plains Exploration & Production Co., Gtd. Notes(e)	B1	6.625%	05/01/21	1,000	1,100,000
Plains Exploration & Production Co., Gtd. Notes(e)	B1	6.750%	02/01/22	9,650	10,747,688
Plains Exploration & Production Co., Gtd. Notes(e)	B1	6.875%	02/15/23	2,900	3,284,250
Plains Exploration & Production Co., Gtd. Notes	B1	7.625%	06/01/18	2,900	3,030,500
Plains Exploration & Production Co., Gtd. Notes(e)	B1	7.625%	04/01/20	5,000	5,637,500
Plains Exploration & Production Co., Gtd. Notes	B1	8.625%	10/15/19	1,250	1,418,750
Precision Drilling Corp. (Canada), Gtd. Notes(e)	Ba1	6.500%	12/15/21	2,075	2,215,063
Precision Drilling Corp. (Canada), Gtd. Notes(e)	Ba1	6.625%	11/15/20	2,500	2,668,750
QEP Resources, Inc., Sr. Unsec’d. Notes(e)	Ba1	5.250%	05/01/23	7,475	7,661,875
QEP Resources, Inc., Sr. Unsec’d. Notes(e)	Ba1	5.375%	10/01/22	1,300	1,348,750
Range Resources Corp., Gtd. Notes(e)	Ba3	5.750%	06/01/21	4,175	4,477,688
Range Resources Corp., Gtd. Notes	Ba3	6.750%	08/01/20	700	770,000
Range Resources Corp., Gtd. Notes(e)	Ba3	8.000%	05/15/19	1,623	1,777,185
Samson Investment Co., Sr. Unsec’d. Notes, 144A	B3	9.750%	02/15/20	3,650	3,878,125
Seitel, Inc., Gtd. Notes, 144A(e)	B3	9.500%	04/15/19	4,925	4,943,469
Western Refining, Inc., Gtd. Notes, 144A(e)	B2	6.250%	04/01/21	4,825	4,933,563
WPX Energy, Inc., Sr. Unsec’d. Notes(e)	Ba1	5.250%	01/15/17	3,325	3,482,938
WPX Energy, Inc., Sr. Unsec’d. Notes(e)	Ba1	6.000%	01/15/22	12,950	13,565,125

					182,612,379

Foods — 3.9%
ARAMARK Corp., Gtd. Notes, 144A	B3	5.750%	03/15/20	3,300	3,374,250
Bumble Bee Acquisition Corp., Sr. Sec’d. Notes, 144A(e)	B2	9.000%	12/15/17	528	580,800
Cott Beverages, Inc., Gtd. Notes	B3	8.125%	09/01/18	2,605	2,845,962
Darling International, Inc., Gtd. Notes	Ba2	8.500%	12/15/18	2,575	2,922,625
Dave & Buster’s, Inc., Gtd. Notes	B3	11.000%	06/01/18	2,450	2,771,562
Del Monte Corp., Gtd. Notes(e)	Caa1	7.625%	02/15/19	3,450	3,579,375
Fiesta Restaurant Group, Inc., Sec’d. Notes	B2	8.875%	08/15/16	4,725	5,126,625
Hawk Acquisition Sub, Inc., Sec’d. Notes, 144A	B1	4.250%	10/15/20	9,100	9,111,375
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875%	05/15/17	9,745	10,220,069
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes (original cost $5,219,419; purchased 09/07/11)(c)(d)	Ba3	11.625%	05/01/14	4,655	5,155,412
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A (original cost $4,122,896; purchased 05/20/11-06/15/11)(c)(d)	Ba3	7.250%	06/01/21	4,210	4,409,975
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,394,820; purchased 01/25/12-03/13/12)(c)(d)(e).	Ba3	8.250%	02/01/20	3,425	3,741,813
Landry’s, Inc., Sr. Notes, 144A (original cost $11,865,500; purchased 04/19/12-02/13/13)(c)(d) .	Caa1	9.375%	05/01/20	11,525	12,418,188
Michael Foods, Inc., Gtd. Notes(e)	B3	9.750%	07/15/18	13,525	15,046,563
Smithfield Foods, Inc., Sr. Unsec’d. Notes	B1	6.625%	08/15/22	9,000	9,810,000
Stater Brothers Holdings, Inc., Gtd. Notes	B2	7.375%	11/15/18	1,025	1,095,469
Stater Brothers Holdings, Inc., Gtd. Notes(e)	B2	7.750%	04/15/15	1,750	1,750,000
SUPERVALU, Inc., Sr. Unsec’d. Notes(e)	Caa1	7.500%	11/15/14	6,179	6,202,233
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes, 144A	B3	8.875%	12/15/17	3,050	3,347,375
Wok Acquisition Corp., Gtd. Notes, 144A(e)	Caa1	10.250%	06/30/20	9,125	9,763,750

					113,273,421

Gaming — 5.5%
Affinity Gaming LLC/Affinity Gaming Finance Corp., Gtd. Notes, 144A	B3	9.000%	05/15/18	6,250	6,671,875
Boyd Gaming Corp., Gtd. Notes, 144A(e)	B3	9.000%	07/01/20	8,025	8,346,000
Boyd Gaming Corp., Gtd. Notes(e)	B3	9.125%	12/01/18	8,960	9,503,200
Caesars Entertainment Operating Co., Inc., Sec’d. Notes	Caa2	12.750%	04/15/18	12,101	9,438,780
Caesars Operating Escrow LLC/Caesars Escrow Corp., Sr. Sec’d. Notes, 144A(e)	B2	9.000%	02/15/20	2,700	2,716,875
CCM Merger, Inc., Gtd. Notes, 144A (original cost $12,448,125; purchased 03/14/12- 01/04/13)(c)(d)(e)	Caa2	9.125%	05/01/19	12,475	12,786,875
Harrah’s Operating Co., Inc., Sec’d. Notes(e)	CCC(b)	10.000%	12/15/18	3,213	2,128,613
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes	B2	11.250%	06/01/17	7,895	8,398,306
Isle of Capri Casinos, Inc., Gtd. Notes(e)	B2	7.750%	03/15/19	10,478	11,394,825
Isle of Capri Casinos, Inc., Gtd. Notes(e)	Caa1	8.875%	06/15/20	2,900	3,153,750
Marina District Finance Co., Inc., Sr. Sec’d. Notes(e)	B2	9.500%	10/15/15	4,505	4,640,150
MCE Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	B1	5.000%	02/15/21	2,025	2,045,250
MGM Resorts International, Gtd. Notes(e)	B3	6.625%	12/15/21	15,675	16,439,156
MGM Resorts International, Gtd. Notes	B3	6.750%	04/01/13	3,400	3,400,418
MGM Resorts International, Gtd. Notes, 144A(e)	B3	6.750%	10/01/20	3,900	4,134,000
MGM Resorts International, Gtd. Notes(e)	B3	7.625%	01/15/17	5,900	6,549,000
MGM Resorts International, Gtd. Notes(e)	B3	8.625%	02/01/19	4,000	4,660,000
MGM Resorts International, Gtd. Notes(e)	B3	10.000%	11/01/16	1,750	2,086,875
MTR Gaming Group, Inc., Sec’d. Notes, PIK(e)	Caa1	11.500%	08/01/19	9,993	10,367,609
Pinnacle Entertainment, Inc., Gtd. Notes(e)	B3	7.750%	04/01/22	5,575	5,986,156
Pinnacle Entertainment, Inc., Gtd. Notes	B1	8.625%	08/01/17	4,300	4,563,375
Seminole Indian Tribe of Florida, Sec’d. Notes, 144A	Ba1	7.750%	10/01/17	1,225	1,323,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sec’d. Notes, 144A	B2	8.625%	04/15/16	9,250	9,897,500
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $7,791,787; purchased 07/13/09-05/21/12)(c)(d)	B1	11.375%	07/15/16	7,224	7,747,740

					158,379,328

Healthcare & Pharmaceutical — 8.7%
Acadia Healthcare Co., Inc., Gtd. Notes, 144A(e)	B3	6.125%	03/15/21	3,500	3,613,750
Acadia Healthcare Co., Inc., Gtd. Notes	B3	12.875%	11/01/18	4,220	5,169,500
Accellent, Inc., Gtd. Notes	Caa2	10.000%	11/01/17	8,400	7,434,000
Accellent, Inc., Sr. Sec’d. Notes	B1	8.375%	02/01/17	7,405	7,867,812
Alliance Healthcare Services, Inc., Sr. Unsec’d. Notes	B3	8.000%	12/01/16	4,415	4,260,475
Apria Healthcare Group, Inc., Sec’d. Notes(e)	Caa1	12.375%	11/01/14	3,100	3,162,000
Apria Healthcare Group, Inc., Sr. Sec’d. Notes	B1	11.250%	11/01/14	275	283,250
Biomet, Inc., Gtd. Notes, 144A(e)	B3	6.500%	08/01/20	8,925	9,471,656
Capella Healthcare, Inc., Gtd. Notes	B3	9.250%	07/01/17	14,930	16,161,725
CHS/Community Health Systems, Inc., Gtd. Notes(e)	B3	7.125%	07/15/20	7,725	8,381,625
CHS/Community Health Systems, Inc., Gtd. Notes	B3	8.000%	11/15/19	17,005	18,833,037
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	Caa1	10.500%	12/15/18	14,483	16,112,337
DaVita, Inc., Gtd. Notes(e)	B2	5.750%	08/15/22	3,150	3,272,063
Fresenius Medical Care US Finance II, Inc., Gtd. Notes, 144A	Ba2	5.625%	07/31/19	1,450	1,591,375
HCA Holdings, Inc., Sr. Unsec’d. Notes(e)	B3	6.250%	02/15/21	2,450	2,612,313
HCA, Inc., Gtd. Notes(e)	B3	5.875%	05/01/23	4,350	4,524,000
HCA, Inc., Gtd. Notes(e)	B3	7.500%	02/15/22	3,850	4,427,500
HCA, Inc., Gtd. Notes	B3	8.000%	10/01/18	17,250	20,182,500
HCA, Inc., Sr. Sec’d. Notes	Ba3	5.875%	03/15/22	2,150	2,316,625
HCA, Inc., Sr. Sec’d. Notes(e)	Ba3	7.875%	02/15/20	2,050	2,265,250
HCA, Inc., Sr. Sec’d. Notes	Ba3	8.500%	04/15/19	3,155	3,482,331
HCA, Inc., Sr. Unsec’d. Notes	B3	6.375%	01/15/15	10,225	10,953,531
HCA, Inc., Sr. Unsec’d. Notes	B3	6.500%	02/15/16	3,310	3,624,450
HCA, Inc., Sr. Unsec’d. Notes	B3	7.190%	11/15/15	2,116	2,332,890
HCA, Inc., Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14	10,765	11,922,237
Healthsouth Corp., Gtd. Notes	B1	7.250%	10/01/18	6,508	7,012,370
Healthsouth Corp., Gtd. Notes	B1	7.750%	09/15/22	1,974	2,146,725
Kindred Healthcare, Inc., Gtd. Notes(e)	B3	8.250%	06/01/19	4,455	4,421,588
MedAssets, Inc., Gtd. Notes	B3	8.000%	11/15/18	5,800	6,336,500
Res-Care, Inc., Gtd. Notes	B-(b)	10.750%	01/15/19	4,950	5,593,500
STHI Holding Corp., Sec’d. Notes, 144A	B2	8.000%	03/15/18	1,225	1,338,313
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $6,934,250; purchased 06/21/07-01/18/11)(c)(d)	Caa1	10.000%	07/15/17	8,200	8,538,250
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A(e)	Ba3	4.500%	04/01/21	5,025	4,924,500
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A(e)	Ba3	4.750%	06/01/20	5,175	5,200,875
Tenet Healthcare Corp., Sr. Sec’d. Notes(e)	Ba3	6.250%	11/01/18	6,500	7,215,000
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.750%	10/01/17	1,400	1,503,250
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.875%	12/01/18	12,950	13,913,156
Valeant Pharmaceuticals International, Gtd. Notes, 144A(e)	B1	7.000%	10/01/20	1,975	2,128,063

VPI Escrow Corp., Gtd. Notes, 144A(e)	B1	6.375%	10/15/20	2,175	2,291,906
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Gtd. Notes(e)	B3	7.750%	09/15/18	6,025	6,439,219

					253,261,447

Lodging — 0.4%
Felcor Lodging LP, Sr. Sec’d. Notes, 144A(e)	B2	5.625%	03/01/23	6,625	6,749,219
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	1,076	1,202,430
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes	Ba1	7.250%	03/15/18	3,700	4,236,500

					12,188,149

Media & Entertainment — 6.0%
AMC Entertainment, Inc., Gtd. Notes	Caa1	9.750%	12/01/20	15,150	17,479,312
AMC Networks, Inc., Gtd. Notes(e)	B1	4.750%	12/15/22	2,150	2,139,250
AMC Networks, Inc., Gtd. Notes(e)	B1	7.750%	07/15/21	1,775	2,010,187
Belo Corp., Sr. Unsec’d. Notes	Ba3	7.750%	06/01/27	4,000	4,260,000
Carmike Cinemas, Inc., Sec’d. Notes	B2	7.375%	05/15/19	4,000	4,390,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A(e)	B1	5.250%	03/15/21	4,300	4,273,125
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B1	9.125%	08/01/18	4,125	4,620,000
Cinemark USA, Inc., Gtd. Notes, 144A	B2	5.125%	12/15/22	2,550	2,562,750
Clear Channel Communications, Inc., Gtd. Notes(e)	Ca	10.750%	08/01/16	4,575	3,534,187
Clear Channel Communications, Inc., Sr. Unsec’d. Notes(e)	Ca	5.500%	12/15/16	1,050	695,625
Clear Channel Communications, Inc., Sr. Unsec’d. Notes(e)	Ca	6.875%	06/15/18	625	414,062
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	B1	6.500%	11/15/22	2,577	2,718,735
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A(e)	B1	6.500%	11/15/22	2,970	3,096,225
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, Ser. A(e)	B3	7.625%	03/15/20	4,000	4,135,000
Entercom Radio LLC, Gtd. Notes	Caa1	10.500%	12/01/19	4,075	4,686,250
Griffey Intermediate, Inc./Griffey Finance Sub LLC, Sr. Notes, 144A(e)	Caa1	7.000%	10/15/20	6,475	6,604,500
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(e)	B3	7.250%	10/15/20	5,700	6,262,875
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(e)	B3	7.500%	04/01/21	1,875	2,085,937
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	Caa3	11.250%	02/04/17	2,550	2,715,750
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	Caa3	11.500%	02/04/17	9,575	10,168,650
Lamar Media Corp., Gtd. Notes	Ba2	9.750%	04/01/14	7,775	8,377,563
LIN Television Corp., Gtd. Notes, 144A	B3	6.375%	01/15/21	2,375	2,529,375
LIN Television Corp., Gtd. Notes	B3	8.375%	04/15/18	2,875	3,130,156
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Sr. Sec’d. Notes, 144A(e)	B2	9.750%	04/01/21	7,200	7,128,000
Mood Media Corp. (Canada), Sr. Unsec’d. Notes, 144A	B3	9.250%	10/15/20	4,475	4,888,938
NAI Entertainment Holdings LLC, Sr. Sec’d. Notes, 144A (original cost $2,238,750; purchased 10/16/12)(c)(d)	B1	8.250%	12/15/17	2,000	2,170,000
National CineMedia LLC, Sr. Sec’d. Notes	Ba2	6.000%	04/15/22	4,350	4,665,375
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	7.750%	10/15/18	3,425	3,801,750
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625%	02/01/14	6,553	7,060,858
Regal Cinemas Corp., Gtd. Notes(e)	B2	8.625%	07/15/19	2,000	2,217,500
Sinclair Television Group, Inc., Gtd. Notes, 144A	B1	5.375%	04/01/21	4,850	4,813,625
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250%	11/01/17	2,090	2,265,038
Sinclair Television Group, Inc., Sr. Unsec’d. Notes, 144A(e)	B1	6.125%	10/01/22	3,900	4,085,250
SSI Investments II/SSI Co.-Issuer LLC, Gtd. Notes	Caa1	11.125%	06/01/18	11,375	12,626,250
Telesat Canada/Telesat LLC (Canada), Sr. Unsec’d. Notes, 144A(e)	B3	6.000%	05/15/17	6,225	6,505,125
Vail Resorts, Inc., Gtd. Notes	Ba3	6.500%	05/01/19	2,000	2,146,250
WMG Acquisition Corp., Gtd. Notes	B3	11.500%	10/01/18	4,450	5,223,188

					172,486,661

Metals — 3.5%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(e)	Ba1	6.000%	03/01/21	3,000	3,154,077
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	6.125%	06/01/18	11,800	12,744,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(e)	Ba1	6.750%	02/25/22	3,000	3,278,592
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	9.500%	02/15/15	4,350	4,915,500
Arch Coal, Inc., Gtd. Notes(e)	B3	7.250%	10/01/20	2,700	2,430,000
Arch Coal, Inc., Gtd. Notes, 144A(e)	B3	9.875%	06/15/19	2,525	2,588,125
CONSOL Energy, Inc., Gtd. Notes	B1	8.000%	04/01/17	6,875	7,425,000
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	Ba3	6.125%	12/15/20	350	363,125
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(e)	B1	6.375%	02/01/16	2,200	2,268,750
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(e)	B1	6.875%	02/01/18	2,275	2,391,594
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	B1	7.000%	11/01/15	1,075	1,126,062
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(e)	B1	8.250%	11/01/19	3,625	3,910,469
GrafTech International Ltd., Gtd. Notes, 144A(e)	Ba2	6.375%	11/15/20	2,650	2,742,750
Iamgold Corp. (Canada), Gtd. Notes, 144A(e)	B1	6.750%	10/01/20	1,925	1,852,812
Inmet Mining Corp. (Canada), Gtd. Notes, 144A	B1	7.500%	06/01/21	1,200	1,299,000
Inmet Mining Corp. (Canada), Gtd. Notes, 144A(e)	B1	8.750%	06/01/20	7,675	8,519,250
JMC Steel Group, Sr. Notes, 144A (original cost $4,100,000; purchased 03/04/11)(c)(d)(e)	B3	8.250%	03/15/18	4,100	4,346,000
Kaiser Aluminum Corp., Gtd. Notes	Ba3	8.250%	06/01/20	1,000	1,120,000

New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A(e)	B2	6.250%	11/15/22	6,775	7,096,812
Novelis, Inc. (Canada), Gtd. Notes	B2	8.750%	12/15/20	7,487	8,441,593
Optima Specialty Steel, Inc., Sr. Sec’d. Notes, 144A	B2	12.500%	12/15/16	2,785	3,035,650
Peabody Energy Corp., Gtd. Notes	Ba1	6.000%	11/15/18	6,950	7,384,375
Peabody Energy Corp., Gtd. Notes(e)	Ba1	6.250%	11/15/21	2,000	2,080,000
Rain CII Carbon LLC and CII Carbon Corp., Sec’d. Notes, 144A (original cost $2,350,000; purchased 11/23/10)(c)(d)	B1	8.000%	12/01/18	2,350	2,485,125
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	Caa1	10.750%	02/01/18	3,450	3,613,875

					100,612,536

Non-Captive Finance — 3.6%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	B3	11.000%	02/01/19	3,325	3,300,062
CIT Group, Inc., Sr. Unsec’d. Notes(e)	Ba3	4.250%	08/15/17	6,650	6,949,250
CIT Group, Inc., Sr. Unsec’d. Notes(e)	Ba3	5.000%	05/15/17	4,800	5,148,000
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.000%	08/15/22	12,775	13,640,992
CIT Group, Inc., Sr. Unsec’d. Notes(e)	Ba3	5.250%	03/15/18	11,925	12,879,000
CIT Group, Inc., Sr. Unsec’d. Notes(e)	Ba3	5.375%	05/15/20	750	823,125
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(e)	Ba3	5.500%	02/15/19	2,600	2,853,500
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A	B3	9.375%	05/15/20	3,225	3,164,531
Community Choice Financial, Inc., Sr. Sec’d. Notes(e)	B3	10.750%	05/01/19	2,015	1,909,213
HSBC Finance Capital Trust IX, Gtd. Notes(a)	Baa2	5.911%	11/30/35	100	100,750
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	6.750%	09/01/16	175	197,750
International Lease Finance Corp., Sr. Sec’d. Notes, 144A(e)	Ba2	7.125%	09/01/18	525	616,875
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	3.875%	04/15/18	3,525	3,516,188
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	Ba3	5.650%	06/01/14	5,000	5,218,750
International Lease Finance Corp., Sr. Unsec’d. Notes(e)	Ba3	5.875%	08/15/22	2,500	2,694,530
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	6.250%	05/15/19	2,120	2,321,400
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	8.625%	09/15/15	810	921,375
International Lease Finance Corp., Sr. Unsec’d. Notes(e)	Ba3	8.750%	03/15/17	2,000	2,352,500
Jet Equipment Trust, Ser. 94-A, 144A(c)(f)	NR	10.000%	12/15/13	77	61,332
Jet Equipment Trust, Sr. Unsec’d. Notes, Ser. 95-B, 144A(c)(f)	NR	7.630%	08/15/12	11	8
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes, 144A	B2	6.500%	07/01/21	2,850	2,971,125
Springleaf Finance Corp., Sr. Unsec’d. Notes, Ser. I, MTN(e)	Caa1	5.400%	12/01/15	14,665	15,068,287
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN(e)	Caa1	5.850%	06/01/13	1,287	1,295,044
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	Caa1	6.900%	12/15/17	17,325	17,411,625

					105,415,212

Packaging — 2.3%
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A (original cost $5,537,188; purchased 09/30/10-10/01/10)(c)(d)(e).	B3	9.125%	10/15/20	5,450	6,035,875
Ardagh Packaging Finance PLC (Ireland), Sr. Sec’d. Notes, 144A (original cost $3,814,150; purchased 06/11/12-06/13/12)(c)(d)	Ba3	7.375%	10/15/17	3,620	3,963,900
Ardagh Packaging Finance PLC (Ireland), Sr. Unsec’d. Notes, 144A(e)	B3	7.000%	11/15/20	5,600	5,754,000
Berry Plastics Corp., Sec’d. Notes	Caa1	9.750%	01/15/21	4,875	5,697,656
BOE Merger Corp., Sr. Unsec’d. Notes, PIK, 144A (original cost $3,625,000; purchased 10/24/12)(c)(d)	Caa1	9.500%	11/01/17	3,625	3,901,406
BWAY Holding Co., Gtd. Notes (original cost $1,002,500; purchased 10/05/11)(c)(d)	B3	10.000%	06/15/18	1,000	1,120,000
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750%	02/01/17	4,970	5,541,550
Plastipak Holdings, Inc., Sr. Notes, 144A (original cost $5,231,801; purchased 07/23/09-11/01/12)(c)(d)	B3	10.625%	08/15/19	4,875	5,581,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Gtd. Notes(e)	Caa1	8.250%	02/15/21	2,300	2,369,000
Reynolds Group Issuer, Inc. /Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Gtd. Notes	Caa2	9.875%	08/15/19	6,175	6,769,344
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes(e)	B1	5.750%	10/15/20	10,450	10,645,937
Reynolds Group Issuer, Inc. /Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes(e)	B1	6.875%	02/15/21	1,575	1,677,375
Reynolds Group Issuer, Inc. /Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes	B1	7.875%	08/15/19	1,500	1,653,750
Sealed Air Corp., Gtd. Notes, 144A(e)	B1	6.500%	12/01/20	1,575	1,724,625
Sealed Air Corp., Gtd. Notes, 144A	B1	8.375%	09/15/21	2,300	2,633,500
Sealed Air Corp., Sr. Notes, 144A	B1	5.250%	04/01/23	1,725	1,731,469

					66,801,262

Paper — 0.5%
Domtar Corp., Gtd. Notes(e)	Baa3	10.750%	06/01/17	1,125	1,451,070
Graphic Packaging International, Inc., Gtd. Notes(e)	Ba3	7.875%	10/01/18	1,375	1,515,938
Graphic Packaging International, Inc., Gtd. Notes	Ba3	9.500%	06/15/17	6,201	6,588,562
Longview Fibre Paper & Packaging, Inc., Sr. Sec’d. Notes, 144A (original cost $2,736,155; purchased 05/17/11-09/22/11)(c)(d)(e).	B2	8.000%	06/01/16	2,760	2,891,100
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	Ba2	4.875%	09/15/18	3,000	3,060,000

					15,506,670

Pipelines & Other — 1.4%
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	Ba2	7.000%	05/20/22	5,635	6,128,062
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	Ba3	6.500%	05/20/21	1,240	1,320,600
Energy Transfer Equity LP, Sr. Sec’d. Notes(e)	Ba2	7.500%	10/15/20	4,300	4,955,750
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes(e)	B3	8.625%	06/15/20	3,659	3,713,885
Inergy Midstream LP/NRGM Finance Corp., Gtd. Notes, 144A(e)	B1	6.000%	12/15/20	2,900	3,016,000
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $7,373,688; purchased 01/10/13-01/11/13)(c)(d)	Ba2	6.000%	01/15/19	7,375	7,227,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(e)	Ba3	6.375%	08/01/22	2,025	2,212,313
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(e)	Ba3	6.875%	02/01/21	6,250	6,843,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	Ba3	7.875%	10/15/18	4,350	4,763,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Sr. Unsec’d. Notes, 144A(e)	B1	5.875%	10/01/20	1,575	1,661,625

					41,842,735

Real Estate Investment Trusts — 1.1%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	B1	7.750%	02/15/19	16,150	17,361,250
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes, 144A(e)	B2	6.375%	11/15/22	1,850	1,937,875
Omega Healthcare Investors, Inc., Gtd. Notes	Ba1	6.750%	10/15/22	475	523,687
Omega Healthcare Investors, Inc., Gtd. Notes	Ba1	7.500%	02/15/20	825	915,750
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	6.750%	04/15/20	1,875	2,138,901
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	6.750%	12/15/21	7,250	8,379,717

					31,257,180

Retailers — 2.5%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A(e)	Caa1	9.250%	08/01/19	4,000	4,510,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(e)	B2	6.125%	03/15/20	1,450	1,486,250
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	B2	9.000%	03/15/19	2,900	3,277,000
Dufry Finance SCA (Luxembourg), Gtd. Notes, 144A(e)	Ba3	5.500%	10/15/20	9,550	9,908,450
Limited Brands, Inc., Gtd. Notes	Ba1	5.625%	02/15/22	3,885	4,118,100
New Academy Finance Co. LLC/New Academy Finance Corp., Sr. Unsec’d. Notes, PIK, 144A(e)	Caa1	8.000%	06/15/18	3,550	3,674,250
Pantry, Inc. (The), Gtd. Notes, 144A	Caa1	8.375%	08/01/20	14,700	15,765,750
Penske Automotive Group, Inc., Gtd. Notes, 144A	B2	5.750%	10/01/22	5,375	5,603,438
Petco Holdings, Inc., Sr. Notes, PIK, 144A(e)	Caa1	8.500%	10/15/17	4,925	5,078,906
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.125%	04/15/17	3,510	3,635,061
Rite Aid Corp., Sec’d. Notes(e)	B3	7.500%	03/01/17	1,465	1,507,119
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500%	05/15/16	5,496	5,770,800
Toys “R” Us, Inc., Sr. Unsec’d. Notes	B3	10.375%	08/15/17	4,800	4,866,000
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes	Ba1	8.500%	12/01/17	3,381	3,571,181

					72,772,305

Technology — 8.9%
Audatex North America, Inc., Gtd. Notes, 144A	Ba2	6.750%	06/15/18	5,600	6,006,000
Avaya, Inc., Gtd. Notes, 144A	Caa1	10.500%	03/01/21	19,020	18,116,550
CDW LLC/CDW Finance Corp., Gtd. Notes(e)	B3	8.500%	04/01/19	16,400	18,306,500
CDW LLC/CDW Finance Corp., Gtd. Notes	Caa1	12.535%	10/12/17	13,142	14,111,222
Ceridian Corp., Gtd. Notes	Caa2	11.250%	11/15/15	19,375	20,004,687
Ceridian Corp., Gtd. Notes, PIK(e)	Caa2	12.250%	11/15/15	3,000	3,101,250
Ceridian Corp., Sr. Unsec’d. Notes, 144A	Caa3	11.000%	03/15/21	1,950	2,091,375
CommScope, Inc., Gtd. Notes, 144A (original cost $17,164,025; purchased 01/11/11- 12/12/12)(c)(d)(e)	B3	8.250%	01/15/19	16,985	18,428,725
CoreLogic, Inc., Gtd. Notes	Ba3	7.250%	06/01/21	2,825	3,121,625
DuPont Fabros Technology LP, Gtd. Notes	Ba1	8.500%	12/15/17	1,725	1,854,375
First Data Corp., Gtd. Notes(e)	Caa1	12.625%	01/15/21	11,307	12,253,961
First Data Corp., Sr. Sec’d. Notes, 144A	B1	6.750%	11/01/20	3,975	4,143,937
First Data Corp., Sr. Unsec’d. Notes, 144A	Caa1	10.625%	06/15/21	9,200	9,303,500
Freescale Semiconductor, Inc., Gtd. Notes(e)	Caa1	8.050%	02/01/20	9,010	9,528,075
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	B1	9.250%	04/15/18	5,875	6,447,812
Global Generations Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	Caa1	11.000%	12/15/20	5,150	5,587,750
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.250%	12/15/17	6,100	6,244,875
Interactive Data Corp., Gtd. Notes	B3	10.250%	08/01/18	8,725	9,902,875
Iron Mountain, Inc., Gtd. Notes(e)	B1	5.750%	08/15/24	1,025	1,023,719
Legend Acquisition Sub, Inc., Sr. Notes, 144A (original cost $6,661,845; purchased 08/14/12)(c)(d)(e)	Caa1	10.750%	08/15/20	6,750	5,805,000
Lender Processing Services, Inc., Gtd. Notes	Ba2	5.750%	04/15/23	6,800	7,089,000
Nortel Networks Ltd. (Canada), Gtd. Notes(c)(f)	NR	10.125%	07/15/13	3,050	3,477,000
Nuance Communications, Inc., Gtd. Notes, 144A	Ba3	5.375%	08/15/20	2,275	2,303,438

NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	B3	5.750%	02/15/21	4,600	4,772,500
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	B1	9.750%	08/01/18	2,494	2,843,160
Seagate HDD Cayman (Cayman Islands), Gtd. Notes(e)	Ba1	7.000%	11/01/21	4,002	4,342,170
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	7.750%	12/15/18	3,500	3,836,875
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.800%	10/01/16	2,000	2,260,000
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	2,505	2,649,038
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(e)	B2	6.500%	05/15/19	8,131	8,761,153
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A(e)	Caa1	9.750%	01/15/19	8,915	9,940,225
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500%	08/12/15	910	958,913
SunGard Data Systems, Inc., Gtd. Notes, 144A	Caa1	6.625%	11/01/19	2,675	2,761,938
Syniverse Holdings, Inc., Gtd. Notes	Caa1	9.125%	01/15/19	4,830	5,300,925
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.125%	06/15/18	750	800,625
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes(e)	Caa1	9.625%	06/15/18	11,050	12,016,875
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	B2	11.375%	06/15/18	6,946	7,987,900

					257,485,548

Telecommunications — 4.8%
Brightstar Corp., Gtd. Notes, 144A (original cost $6,940,850; purchased 11/23/10-06/13/12)(c)(d)	B1	9.500%	12/01/16	6,845	7,324,150
Cricket Communications, Inc., Sr. Sec’d. Notes	Ba2	7.750%	05/15/16	2,500	2,609,375
Crown Castle International Corp., Sr. Unsec’d. Notes	B1	5.250%	01/15/23	3,350	3,408,625
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	Caa1	8.250%	09/30/20	6,100	6,466,000
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	Caa1	10.500%	04/15/18	2,500	2,781,250
Eileme 2 AB (Sweden), Sr. Sec’d. Notes, 144A(e)	B3	11.625%	01/31/20	6,315	7,356,975
Frontier Communications Corp., Sr. Unsec’d. Notes(e)	Ba2	7.125%	01/15/23	1,950	1,974,375
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	7.625%	04/15/24	1,075	1,105,906
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250%	05/01/14	8	8,560
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.750%	04/15/22	4,400	4,895,000
Frontier Communications Corp., Sr. Unsec’d. Notes(e)	Ba2	9.250%	07/01/21	1,850	2,122,875
Level 3 Financing, Inc., Gtd. Notes, 144A	B3	7.000%	06/01/20	3,625	3,797,187
Level 3 Financing, Inc., Gtd. Notes(e)	B3	8.125%	07/01/19	1,275	1,402,500
Level 3 Financing, Inc., Gtd. Notes(e)	B3	8.625%	07/15/20	2,250	2,508,750
Level 3 Financing, Inc., Gtd. Notes	B3	9.375%	04/01/19	500	560,600
MetroPCS Wireless, Inc., Gtd. Notes	B1	6.625%	11/15/20	350	365,750
MetroPCS Wireless, Inc., Gtd. Notes, 144A	B1	6.625%	04/01/23	1,975	2,014,500
MetroPCS Wireless, Inc., Gtd. Notes	B1	7.875%	09/01/18	4,350	4,752,375
NII Capital Corp., Gtd. Notes(e)	Caa1	7.625%	04/01/21	4,233	3,047,760
Northwestern Bell Telephone, Sr. Unsec’d. Notes	Baa3	7.750%	05/01/30	750	812,530
Qwest Communications International, Inc., Gtd. Notes	Ba1	7.125%	04/01/18	1,450	1,508,000
Sprint Capital Corp., Gtd. Notes	B3	6.875%	11/15/28	8,395	8,583,887
Sprint Capital Corp., Gtd. Notes	B3	6.900%	05/01/19	9,625	10,563,437
Sprint Nextel Corp., Gtd. Notes, 144A	Ba3	7.000%	03/01/20	4,225	4,922,125
Sprint Nextel Corp., Gtd. Notes, 144A	Ba3	9.000%	11/15/18	1,575	1,947,094
Sprint Nextel Corp., Sr. Unsec’d. Notes(e)	B3	6.000%	12/01/16	1,645	1,784,825
Sprint Nextel Corp., Sr. Unsec’d. Notes(e)	B3	6.000%	11/15/22	1,325	1,361,438
Sprint Nextel Corp., Sr. Unsec’d. Notes(e)	B3	7.000%	08/15/20	2,075	2,282,500
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	9.125%	03/01/17	3,400	4,020,500
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, 144A(e)	B3	11.750%	07/15/17	12,510	13,260,600
Wind Acquisition Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A(e)	Ba3	7.250%	02/15/18	4,400	4,581,500
Wind Acquisition Holdings Finance SA (Luxembourg), Sr. Sec’d. Notes, PIK, 144A	Caa1	12.250%	07/15/17	8,978	9,337,622
Windstream Corp., Gtd. Notes, 144A	Ba3	6.375%	08/01/23	6,675	6,624,938
Windstream Corp., Gtd. Notes(e)	Ba3	7.000%	03/15/19	850	868,063
Windstream Corp., Gtd. Notes(e)	Ba3	7.500%	06/01/22	925	989,750
Windstream Corp., Gtd. Notes(e)	Ba3	7.500%	04/01/23	5,275	5,591,500
Windstream Corp., Gtd. Notes(e)	Ba3	7.750%	10/15/20	2,525	2,739,625

					140,282,447

Tobacco — 0.2%
Vector Group Ltd., Sr. Sec’d. Notes, 144A(e)	Ba3	7.750%	02/15/21	6,225	6,551,813

TOTAL CORPORATE BONDS (cost $2,510,670,214)					2,655,580,619

				Shares
COMMON STOCKS — 0.1%
Cable
Adelphia Recovery Trust*(c)				500,000	500

Electric
NRG Energy, Inc		772	20,450

Media & Entertainment
Dex One Corp.*(e)		182,429	311,954
Virgin Media, Inc		8,521	417,273

			729,227
Pipelines & Other
SemGroup Corp. (Class A Stock)*		3,493	180,658

Technology — 0.1%
Xerox Corp		137,561	1,183,025

Telecommunications
Netia SA (Poland)*		238,168	308,587

TOTAL COMMON STOCKS (cost $27,553,953)			2,422,447

PREFERRED STOCKS
Building Materials & Construction
New Millenium Homes LLC (cost $0; purchased 09/25/00)*(c)(d)		3,000	231,000

Cable
Adelphia Communications Corp., PIK, 13.000%*(c)		5,000	5

TOTAL PREFERRED STOCKS (cost $4,765)			231,005

	Expiration Date	Units
WARRANTS(j)
Media & Entertainment
MediaNews Group, Inc. (cost $0; purchased 06/30/11)*(c)(d)	3/19/17	5,557	56

Pipelines & Other
SemGroup Corp.*	11/30/14	3,676	98,245

Telecommunications
Hawaiian Telcom Holdco, Inc.*	10/28/15	19,187	177,479

TOTAL WARRANTS (cost $320,316)			275,780

TOTAL LONG-TERM INVESTMENTS (cost $2,649,836,609)			2,774,649,938

		Shares
SHORT-TERM INVESTMENTS — 24.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(g)		522,571	4,870,363
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $709,837,469; includes $631,702,901 of cash collateral received for securities on loan)(g)(h)		709,837,469	709,837,469

TOTAL SHORT-TERM INVESTMENTS (cost $714,799,938)			714,707,832

TOTAL INVESTMENTS — 120.4% (cost $3,364,636,547)			3,489,357,770
LIABILITIES IN EXCESS OF OTHER ASSETS(i) — (20.4)%			(591,404,347)

NET ASSETS — 100.0%			$2,897,953,423

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset-Backed Security

CLO—Collateralized Loan Obligation

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

PIK—Payment-in-Kind

ULC—Unlimited Liability Corporation

†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard and Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(b)	Standard & Poor’s Rating.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of such securities is $148,124,968. The aggregate value of $154,833,691 is approximately 5.3% of net assets.
(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $616,019,375; cash collateral of $631,702,901 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security. Such securities may be post maturity.
(g)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:
(j)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2013.

Credit default swap agreements out standing at March 31, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)	Implied Credit Spread at March 31, 2013(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(1):
NRG Energy, Inc.	03/20/16	4.100%	$3,150	1.828%	$212,989	$ —	$ 212,989	Goldman Sachs International

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)	Fair Value(2)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.18.V1	06/20/17	5.000%	$4,950	$261,829	$(149,531)	$411,360	Barclays Bank PLC
CDX.NA.HY.18.V1	06/20/17	5.000%	12,870	680,753	(1,020,663)	1,701,416	Morgan Stanley Capital Services
CDX.NA.HY.18.V1	06/20/17	5.000%	9,900	523,656	(679,938)	1,203,594	Goldman Sachs International
CDX.NA.HY.19.V1	12/20/17	5.000%	6,000	255,772	10,834	244,938	Barclays Bank PLC

				$1,722,010	$(1,839,298)	$3,561,308

The Portfolio entered into credit default swaps as the protection seller on corporate issues and credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$13,473,629	$—
Residential Mortgage-Backed Securities	—	988,355	—
Bank Loans	—	80,460,705	18,900,850
Collateralized Mortgage Obligations	—	2,316,548	—
Corporate Bonds	—	2,637,636,098	17,944,521
Common Stocks	2,421,947	—	500
Preferred Stocks	—	—	231,005
Warrants	177,479	98,245	56
Affiliated Mutual Funds	714,707,832	—	—
Other Financial Instruments*
Credit Default Swap Agreements	—	3,774,297	—

Total	$717,307,258	$2,738,747,877	$37,076,932

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds	Common Stocks	Preferred Stocks	Warrants
Balance as of 12/31/12	$17,933,125	$17,604,246	$500	$222,005	$56
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)**	304,589	364,713	—	9,000	—
Purchases	—	—	—	—	—
Sales	(47,266)	(4,114)	—	—	—
Accrued discount/premium	16,353	(20,324)	—	—	—
Transfers into Level 3	694,049	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

Balance as of 03/31/13	$18,900,850	$17,944,521	$500	$231,005	$56

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $678,302 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was one bank loan transferred into Level 3 as a result of using a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but not limited to, using prices provided by a single broker/dealer, the cost of the investment and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Jennison 20/20 Focus Portfolio

Schedule of Investments

as of March 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS
Aerospace & Defense — 7.9%
70,992	Boeing Co. (The)	$ 6,094,663
29,740	Precision Castparts Corp.	5,639,299
39,358	TransDigm Group, Inc.	6,018,625

		17,752,587

Biotechnology — 7.1%
40,429	Alexion Pharmaceuticals, Inc.*	3,725,128
30,410	Biogen Idec, Inc.*	5,866,393
129,324	Gilead Sciences, Inc.*(a)	6,327,823

		15,919,344

Capital Markets — 0.9%
93,846	Morgan Stanley	2,062,735

Chemicals — 4.3%
54,337	Monsanto Co.	5,739,617
64,547	Mosaic Co. (The)	3,847,647

		9,587,264

Electrical Equipment — 2.1%
108,680	AMETEK, Inc.	4,712,365

Electronic Equipment & Instruments — 2.5%
821,456	Flextronics International Ltd.*	5,553,043

Energy Equipment & Services — 2.5%
138,011	Halliburton Co.	5,577,024

Food Products — 8.0%
82,282	Bunge Ltd.	6,074,880
204,166	Mondelez International, Inc. (Class A Stock)	6,249,521
223,517	Tyson Foods, Inc. (Class A Stock)	5,547,692

		17,872,093

Healthcare Providers & Services — 2.5%
98,789	UnitedHealth Group, Inc.	5,651,719

Hotels, Restaurants & Leisure — 5.0%
150,931	Carnival Corp.	5,176,933
363,841	International Game Technology	6,003,377

		11,180,310

Insurance — 2.6%
152,736	MetLife, Inc.	5,807,023

Internet & Catalog Retail — 2.8%
23,552	Amazon.com, Inc.*	6,276,372

Internet Software & Services — 6.4%
8,636	Google, Inc. (Class A Stock)*	6,857,243
42,337	LinkedIn Corp. (Class A Stock)*	7,453,852

		14,311,095

IT Services — 5.9%
24,515	International Business Machines Corp.	5,229,050
14,585	Mastercard, Inc. (Class A Stock)	7,892,381

		13,121,431

Media — 2.8%
89,355	Liberty Global, Inc., Series C*(a)	6,132,434

Metals & Mining — 2.5%
690,205	Kinross Gold Corp.	5,473,326

Oil, Gas & Consumable Fuels — 8.4%
74,201	Anadarko Petroleum Corp.	6,488,877
221,178	Cobalt International Energy, Inc.*(a)	6,237,220
180,975	Marathon Oil Corp.	6,102,477

		18,828,574

Pharmaceuticals — 6.2%
22,786	Actavis, Inc.*	2,098,819

55,586	Allergan, Inc.	6,205,065
33,802	Novo Nordisk A/S (Denmark), ADR	5,459,023

		13,762,907

Software — 6.5%
51,217	Intuit, Inc.	3,362,396
206,935	Microsoft Corp.	5,920,410
29,895	Salesforce.com, Inc.*(a)	5,346,123

		14,628,929

Specialty Retail — 5.1%
204,741	Inditex SA (Spain), ADR	5,433,007
128,252	TJX Cos., Inc.	5,995,781

		11,428,788

Textiles, Apparel & Luxury Goods — 4.0%
53,347	Lululemon Athletica, Inc.*(a)	3,326,185
33,702	Ralph Lauren Corp.	5,706,086

		9,032,271

Wireless Telecommunication Services — 0.7%
361,496	NII Holdings, Inc.*	1,565,278

TOTAL LONG-TERM INVESTMENTS (cost $169,689,169)		216,236,912

SHORT-TERM INVESTMENT — 13.6%
Affiliated Money Market Mutual Fund
30,524,920	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $30,524,920; includes $24,215,368 of cash collateral received for securities on loan)(b)(c)	30,524,920

	TOTAL INVESTMENTS — 110.3% (cost $200,214,089)	246,761,832
	LIABILITIES IN EXCESS OF OTHER ASSETS — (10.3)%	(23,122,509)

	NET ASSETS — 100.0%	$223,639,323

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,963,717; cash collateral of $24,215,368 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$216,236,912	$—	$—
Affiliated Money Market Mutual Fund	30,524,920	—	—

Total	$246,761,832	$—	$—

Jennison Portfolio

Schedule of Investments

as of March 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.9%
COMMON STOCKS
Aerospace & Defense — 6.1%
287,067	Boeing Co. (The)	$ 24,644,702
139,186	Precision Castparts Corp.	26,392,449
391,550	Rolls-Royce Holdings PLC (United Kingdom)	6,722,859
230,190	United Technologies Corp.	21,506,652

		79,266,662

Beverages — 1.2%
510,707	Diageo PLC (United Kingdom)	16,101,941

Biotechnology — 8.1%
213,930	Alexion Pharmaceuticals, Inc.*	19,711,510
150,671	Biogen Idec, Inc.*	29,065,943
111,083	Celgene Corp.*	12,875,630
505,778	Gilead Sciences, Inc.*	24,747,718
355,437	Vertex Pharmaceuticals, Inc.*	19,541,926

		105,942,727

Capital Markets — 2.7%
120,501	Goldman Sachs Group, Inc. (The)	17,731,722
806,087	Morgan Stanley	17,717,792

		35,449,514

Chemicals — 2.2%
271,631	Monsanto Co.	28,692,383

Communications Equipment — 0.5%
97,352	QUALCOMM, Inc.	6,517,716

Computers & Peripherals — 4.7%
104,323	Apple, Inc.	46,176,489
617,613	EMC Corp.*	14,754,775

		60,931,264

Electrical Equipment — 0.6%
64,225	Roper Industries, Inc.	8,176,485

Energy Equipment & Services — 1.9%
135,774	FMC Technologies, Inc.*	7,384,748
225,866	Schlumberger Ltd.	16,915,105

		24,299,853

Food & Staples Retailing — 3.4%
241,369	Costco Wholesale Corp.	25,611,665
212,911	Whole Foods Market, Inc.	18,470,029

		44,081,694

Food Products — 1.2%
504,247	Mondelez International, Inc. (Class A Stock)	15,435,001

Healthcare Equipment & Supplies — 1.5%
338,408	Abbott Laboratories	11,952,570
14,861	Intuitive Surgical, Inc.*	7,299,575

		19,252,145

Healthcare Providers & Services — 2.2%
285,572	Express Scripts Holding Co.*	16,463,226
223,605	UnitedHealth Group, Inc.	12,792,442

		29,255,668

Hotels, Restaurants & Leisure — 4.4%
45,520	Chipotle Mexican Grill, Inc.*(a)	14,833,602
408,241	Dunkin’ Brands Group, Inc.	15,055,928
205,601	Starbucks Corp.	11,711,033
228,291	Yum! Brands, Inc.	16,423,255

		58,023,818

Internet & Catalog Retail — 4.9%
146,376	Amazon.com, Inc.*	39,007,740
37,230	priceline.com, Inc.*	25,611,634

		64,619,374

Internet Software & Services — 9.0%
309,934	eBay, Inc.*	$ 16,804,621
517,946	Facebook, Inc. (Class A Stock)*	13,249,059
66,235	Google, Inc. (Class A Stock)*	52,592,577
148,619	LinkedIn Corp. (Class A Stock)*	26,165,861
170,299	Rackspace Hosting, Inc.*(a)	8,596,693
19,928	Youku Tudou, Inc. (China), ADR*(a)	334,193

		117,743,004

IT Services — 8.1%
101,937	International Business Machines Corp.	21,743,162
90,748	Mastercard, Inc. (Class A Stock)	49,106,465
103,000	Teradata Corp.*	6,026,530
168,570	Visa, Inc. (Class A Stock)	28,629,929

		105,506,086

Life Sciences Tools & Services — 0.8%
183,020	Illumina, Inc.*(a)	9,883,080

Media — 1.9%
45,315	Discovery Communications, Inc. (Class A Stock)*	3,568,103
386,744	Walt Disney Co. (The)	21,967,059

		25,535,162

Oil, Gas & Consumable Fuels — 2.4%
180,685	Concho Resources, Inc.*	17,604,140
103,988	EOG Resources, Inc.	13,317,743

		30,921,883

Personal Products — 1.7%
338,090	Estee Lauder Cos., Inc. (The) (Class A Stock)	21,647,903

Pharmaceuticals — 7.0%
238,689	Allergan, Inc.	26,644,853
302,061	Bristol-Myers Squibb Co.	12,441,893
143,484	Novo Nordisk A/S (Denmark), ADR	23,172,666
94,528	Perrigo Co.	11,223,309
201,250	Shire PLC (Ireland), ADR	18,386,200

		91,868,921

Real Estate Investment Trusts — 0.7%
120,919	American Tower Corp.	9,301,089

Road & Rail — 3.1%
50,218	Canadian Pacific Railway Ltd.	6,551,943
110,646	Kansas City Southern	12,270,641
153,349	Union Pacific Corp.	21,838,431

		40,661,015

Semiconductors & Semiconductor Equipment — 2.8%
313,624	ARM Holdings PLC (United Kingdom), ADR(a)	13,288,249
307,625	Avago Technologies Ltd.	11,049,890
369,298	Broadcom Corp. (Class A Stock)	12,803,562

		37,141,701

Software — 6.5%
248,248	Intuit, Inc.	16,297,481
324,878	Red Hat, Inc.*	16,425,832
120,203	Salesforce.com, Inc.*(a)	21,495,902
157,956	Splunk, Inc.*	6,322,979
216,004	VMware, Inc. (Class A Stock)*	17,038,395
122,187	Workday, Inc. (Class A Stock)*(a)	7,530,385

		85,110,974

Specialty Retail — 3.9%
188,722	Inditex SA (Spain)	25,013,914
571,637	TJX Cos., Inc.	26,724,030

		51,737,944

Textiles, Apparel & Luxury Goods — 5.8%
168,846	Lululemon Athletica, Inc.*(a)	10,527,548
306,401	Luxottica Group SpA (Italy)	15,360,897
484,155	NIKE, Inc. (Class B Stock)	28,569,986
128,515	Ralph Lauren Corp.	21,758,875

		76,217,306

Wireless Telecommunication Services — 0.6%
114,526	Crown Castle International Corp.*	7,975,591

	TOTAL LONG-TERM INVESTMENTS (cost $862,502,788)	1,307,297,904

SHORT-TERM INVESTMENT — 5.0%
Affiliated Money Market Mutual Fund
65,718,944	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $65,718,944; includes $64,253,810 of cash collateral received for securities on loan)(b)(c)	65,718,944

	TOTAL INVESTMENTS — 104.9% (cost $928,221,732)	1,373,016,848
	LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9)%	(64,734,344)

	NET ASSETS — 100.0%	$1,308,282,504

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $63,414,536; cash collateral of $64,253,810 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,307,297,904	$—	$—
Affiliated Money Market Mutual Fund	65,718,944	—	—

Total	$1,373,016,848	$—	$—

Fair Value of Level 2 investments at December 31, 2012 was $48,598,988, which was a result of valuing investments using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets. An amount of $35,296,627 was transferred from Level 2 into Level 1 at March 31, 2013 as a result of using quoted prices in active markets for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Money Market Portfolio

Schedule of Investments

as of March 31, 2013 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit — 15.3%
Bank of Montreal	0.200%	06/19/13	$ 7,000	$ 7,000,000
Bank of Montreal(Chicago Branch)(a)	0.774%	09/23/13	2,000	2,005,112
Bank of Nova Scotia(a)	0.480%	09/12/13	8,000	8,008,196
Bank of Nova Scotia Houston(a)	0.298%	08/02/13	1,000	1,000,025
Bank of Nova Scotia Houston(a)	0.333%	10/16/13	5,000	5,000,299
Bank of Nova Scotia Houston(a)	0.851%	01/27/14	4,000	4,016,879
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.220%	06/10/13	7,000	7,000,000
Chase Bank USA NA	0.180%	06/06/13	6,000	6,000,000
Credit Suisse (NY Branch)(a)	0.801%	07/25/13	2,000	2,000,000
Deutsche Bank AG	0.250%	04/15/13	8,000	8,000,000
DNB Bank ASA	0.220%	04/08/13	3,000	3,000,000
National Australia Bank Ltd.(a)	0.965%	08/06/13	1,000	1,002,466
Norinchukin Bank (NY Branch)	0.180%	05/08/13	5,000	5,000,000
Rabobank Nederland (NY Branch)(a)	0.448%	05/02/13	7,000	6,999,970
Royal Bank of Canada(a)	0.370%	01/25/14	1,000	1,000,000
Royal Bank of Canada (NY Branch)(a)	0.350%	03/26/14	4,000	4,000,000
Royal Bank of Canada (NY Branch)(a)	0.355%	07/11/13	8,000	8,000,000
Societe Generale	0.220%	04/02/13	5,000	5,000,000
Societe Generale	0.240%	05/01/13	6,000	6,000,000
State Street Bank & Trust Co.	0.190%	04/09/13	5,000	5,000,000
Sumitomo Mitsui Bank Trust Ltd.	0.180%	05/07/13	5,000	5,000,000
Sumitomo Mitsui Banking Corp.	0.240%	06/11/13	4,000	4,000,000
Sumitomo Mitsui Banking Corp.	0.240%	06/12/13	3,000	3,000,000
Svenska Handelsbanken AB	0.215%	04/25/13	8,000	8,000,027
Toronto Dominion Bank	0.180%	05/20/13	7,000	7,000,000
Toronto Dominion Bank(a)	0.301%	07/26/13	7,000	7,000,000
Wells Fargo Bank NA(a)	0.205%	12/06/13	5,000	5,000,000

				134,032,974

Commercial Paper — 14.3%
ABN AMRO Funding USA LLC, 144A(b)	0.260%	04/15/13	3,000	2,999,697
ABN AMRO Funding USA LLC, 144A(b)	0.280%	04/03/13	4,000	3,999,938
Credit Agricole North America, Inc.(b)	0.230%	04/02/13	7,000	6,999,955
DNB Bank ASA, 144A(b)	0.215%	06/03/13	3,000	2,998,871
DNB Bank ASA, 144A(b)	0.255%	08/06/13	4,000	3,996,402
DNB Bank ASA, 144A(a)	0.382%	01/22/14	2,000	2,000,000
DNB Bank ASA, 144A(a)	0.430%	09/20/13	8,000	8,000,000
Electricite de France, 144A(b)	0.270%	04/23/13	6,000	5,999,010
Electricite de France, 144A(b)	0.300%	04/05/13	2,000	1,999,933
GDF Suez, 144A(b)	0.250%	05/06/13	7,000	6,998,299
HSBC Bank PLC, 144A(a)	0.354%	01/31/14	6,000	6,000,000
HSBC Bank PLC, 144A(a)	0.414%	09/23/13	1,300	1,300,634
HSBC USA, Inc.(b)	0.230%	05/28/13	3,000	2,998,907
ING (U.S.) Funding LLC(b)	0.230%	04/09/13	4,000	3,999,796
ING (U.S.) Funding LLC(b)	0.230%	04/22/13	3,000	2,999,597
JPMorgan Chase & Co.(a)	0.302%	09/03/13	4,500	4,500,000
Nestle Capital Corp., 144A(b)	0.200%	09/06/13	4,000	3,996,489
PSP Capital, Inc., 144A(b)	0.180%	06/17/13	1,000	999,615
Skandinaviska Enskilda Banken AB, 144A(b)	0.220%	06/21/13	6,000	5,997,030
Skandinaviska Enskilda Banken AB, 144A(b)	0.240%	05/09/13	2,000	1,999,493
State Street Corp.(b)	0.170%	06/05/13	6,000	5,998,158
Straight-A Funding LLC, 144A(b)	0.190%	04/08/13	14,000	13,999,483
Straight-A Funding LLC, 144A(b)	0.190%	04/11/13	4,000	3,999,789
Straight-A Funding LLC, 144A(b)	0.190%	04/16/13	2,000	1,999,842
Svenska Handelsbanken, Inc., 144A(b)	0.230%	05/02/13	2,000	1,999,604
Swedbank AB(b)	0.250%	05/08/13	2,000	1,999,486
Toyota Motor Credit Corp.(b)	0.180%	04/30/13	7,000	6,998,985
U.S. Bank National Association	0.150%	04/01/13	8,000	8,000,000

				125,779,013

Other Corporate Obligations — 8.8%
Australia & New Zealand Banking Group Ltd., Sr. Unsec’d. Notes, 144A(a)	0.954%	09/24/13	2,000	2,006,876
BlackRock, Inc., Sr. Unsec’d. Notes(a)	0.588%	05/24/13	6,500	6,503,043
Credit Suisse (NY Branch), Sr. Unsec’d. Notes	5.000%	05/15/13	8,000	8,046,547
General Electric Capital Corp., Sr. Unsec’d. Notes(a)	0.400%	12/20/13	2,000	2,001,920
General Electric Capital Corp., Sr. Unsec’d. Notes(a)	1.155%	01/07/14	5,000	5,033,138
HSBC Bank PLC, Sr. Unsec’d. Notes, 144A(a)	1.103%	01/17/14	6,300	6,335,752

HSBC Bank PLC, Sr. Unsec’d. Notes, 144A	2.000%	01/21/14	1,000	1,012,671
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN(a)	0.454%	07/15/13	1,000	1,000,492
JPMorgan Chase Bank NA, Sr. Unsec’d. Notes(a)	0.373%	06/18/13	4,000	4,001,496
MetLife Insurance Funding II, Sec’d. Notes, 144A(a)	0.375%	01/10/14	2,000	2,000,000
MetLife Insurance Funding II, Sec’d. Notes, 144A(a)	0.556%	04/03/13	10,000	10,000,000
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(a)	1.055%	01/10/14	5,931	5,962,199
New York Life Global Funding, Sec’d. Notes, 144A	1.850%	12/13/13	6,600	6,669,521
Royal Bank of Canada, Sr. Unsec’d. Notes(a)	0.603%	04/17/14	2,000	2,006,289
Total Capital Canada Ltd., Sr. Unsec’d. Notes(a)	0.683%	01/17/14	3,000	3,009,977
Toyota Motor Credit Corp., Unsec’d. Notes, MTN(a)	0.281%	12/09/13	4,000	4,000,000
Toyota Motor Credit Corp., Unsec’d. Notes, MTN(a)	0.456%	04/03/13	3,500	3,500,000
Wachovia Corp. Sr. Unsec’d. Notes, MTN(a)	2.069%	05/01/13	4,000	4,005,643

				77,095,564

Time Deposits — 2.7%
Australia & New Zealand Banking Group Ltd.	0.160%	04/02/13	11,000	11,000,000
U.S. Bank National Association	0.150%	04/01/13	13,000	13,000,000

				24,000,000

U.S. Government Agencies — 39.8%
Federal Farm Credit Bank(a)	0.143%	09/19/13	4,000	3,999,810
Federal Home Loan Bank(a)	0.061%	12/11/13	6,000	5,994,799
Federal Home Loan Bank(a)	0.083%	08/13/13	1,000	999,835
Federal Home Loan Bank(b)	0.095%	06/28/13	4,000	3,999,071
Federal Home Loan Bank(b)	0.097%	06/26/13	8,000	7,998,146
Federal Home Loan Bank(b)	0.100%	05/02/13	5,000	4,999,569
Federal Home Loan Bank(b)	0.100%	05/03/13	4,000	3,999,644
Federal Home Loan Bank(b)	0.100%	05/20/13	6,000	5,999,183
Federal Home Loan Bank(b)	0.100%	06/25/13	3,000	2,999,292
Federal Home Loan Bank(a)	0.100%	09/19/13	9,000	8,998,880
Federal Home Loan Bank(a)	0.105%	04/04/13	3,000	2,999,988
Federal Home Loan Bank(b)	0.110%	05/10/13	3,000	2,999,643
Federal Home Loan Bank(b)	0.110%	05/28/13	3,000	2,999,478
Federal Home Loan Bank(b)	0.110%	06/19/13	10,000	9,997,586
Federal Home Loan Bank(b)	0.117%	04/12/13	6,000	5,999,786
Federal Home Loan Bank(b)	0.117%	07/01/13	2,000	1,999,419
Federal Home Loan Bank(b)	0.120%	04/02/13	4,000	3,999,987
Federal Home Loan Bank(b)	0.120%	05/15/13	7,000	6,998,976
Federal Home Loan Bank(b)	0.120%	05/31/13	5,000	4,999,000
Federal Home Loan Bank(b)	0.120%	06/06/13	5,000	4,998,900
Federal Home Loan Bank(a)	0.120%	06/13/13	1,000	1,000,053
Federal Home Loan Bank(a)	0.121%	01/27/14	3,000	2,998,530
Federal Home Loan Bank(b)	0.130%	06/05/13	8,000	7,998,122
Federal Home Loan Bank(b)	0.132%	05/22/13	9,000	8,998,323
Federal Home Loan Bank(b)	0.135%	05/29/13	17,000	16,996,291
Federal Home Loan Bank(b)	0.145%	07/31/13	2,000	1,999,025
Federal Home Loan Bank	0.150%	09/11/13	4,000	3,999,760
Federal Home Loan Bank	0.150%	09/27/13	5,000	4,999,957
Federal Home Loan Bank(a)	0.154%	11/26/13	5,000	4,999,340
Federal Home Loan Bank(a)	0.157%	02/28/14	7,000	6,998,224
Federal Home Loan Bank(a)	0.169%	11/13/13	4,000	4,000,000
Federal Home Loan Bank(a)	0.174%	11/26/13	5,000	5,000,000
Federal Home Loan Bank(a)	0.181%	04/25/13	5,000	5,000,000
Federal Home Loan Bank	1.875%	06/21/13	4,000	4,015,291
Federal Home Loan Mortgage Corp.(b)	0.100%	04/09/13	3,000	2,999,933
Federal Home Loan Mortgage Corp.(b)	0.100%	07/01/13	6,000	5,998,483
Federal Home Loan Mortgage Corp.(b)	0.100%	07/09/13	4,000	3,998,900
Federal Home Loan Mortgage Corp.(b)	0.100%	07/12/13	4,000	3,998,867
Federal Home Loan Mortgage Corp.(b)	0.113%	06/10/13	2,000	1,999,561
Federal Home Loan Mortgage Corp.(b)	0.120%	08/12/13	2,000	1,999,113
Federal Home Loan Mortgage Corp.(b)	0.120%	08/27/13	4,000	3,998,027
Federal Home Loan Mortgage Corp.(b)	0.127%	05/21/13	2,000	1,999,653
Federal Home Loan Mortgage Corp.(a)	0.142%	09/13/13	25,000	24,997,213
Federal Home Loan Mortgage Corp.(b)	0.144%	06/25/13	7,000	6,997,660
Federal Home Loan Mortgage Corp.(b)	0.150%	04/02/13	6,000	5,999,975
Federal Home Loan Mortgage Corp.(a)	0.153%	06/17/13	2,000	2,000,004
Federal Home Loan Mortgage Corp.(a)	0.154%	06/03/13	1,000	1,000,001
Federal Home Loan Mortgage Corp.(a)	0.155%	05/06/13	2,000	1,999,962
Federal Home Loan Mortgage Corp.(b)	0.160%	04/16/13	4,000	3,999,733
Federal Home Loan Mortgage Corp.(b)	0.160%	04/18/13	9,000	8,999,320
Federal Home Loan Mortgage Corp.(b)	0.160%	10/22/13	2,000	1,998,187
Federal Home Loan Mortgage Corp.(b)	0.160%	10/29/13	9,000	8,991,560
Federal National Mortgage Association(b)	0.080%	05/20/13	4,000	3,999,564

Federal National Mortgage Association(b)	0.101%	07/01/13	9,000	8,997,725
Federal National Mortgage Association(b)	0.110%	07/03/13	6,000	5,998,295
Federal National Mortgage Association(b)	0.112%	07/02/13	11,000	10,996,908
Federal National Mortgage Association(b)	0.112%	07/23/13	6,000	5,997,897
Federal National Mortgage Association(b)	0.116%	07/22/13	7,000	6,997,511
Federal National Mortgage Association(b)	0.120%	05/15/13	4,000	3,999,413
Federal National Mortgage Association(b)	0.120%	08/15/13	5,000	4,997,733
Federal National Mortgage Association(b)	0.132%	08/19/13	6,000	5,996,967
Federal National Mortgage Association(b)	0.140%	07/19/13	5,000	4,997,881
Federal National Mortgage Association(b)	0.150%	04/01/13	2,000	2,000,000
Federal National Mortgage Association(b)	0.154%	05/01/13	8,000	7,998,975
Federal National Mortgage Association(b)	0.160%	05/22/13	2,000	1,999,547
Federal National Mortgage Association	1.000%	09/23/13	4,000	4,016,286

				349,954,762

U.S. Treasury Securities — 6.9%
U.S. Treasury Bill(b)	0.107%	06/06/13	15,000	14,997,052
U.S. Treasury Bill(b)	0.113%	04/25/13	7,000	6,999,473
U.S. Treasury Bill(b)	0.123%	05/23/13	4,000	3,999,289
U.S. Treasury Bill(b)	0.125%	04/18/13	14,000	13,999,171
U.S. Treasury Bill(b)	0.126%	04/15/13	7,000	6,999,658
U.S. Treasury Note	0.125%	09/30/13	6,000	5,999,638
U.S. Treasury Note	0.250%	10/31/13	8,000	8,005,005

				60,999,286

Repurchase Agreements(c) — 12.6%
BNP Paribas Securities Corp., 0.110%, dated 03/26/13, due 04/02/13 in the amount of $18,000,385 (cost $18,000,000)	0.110%	04/02/13	18,000	18,000,000
Goldman Sachs & Co., 0.130%, dated 03/27/13, due 04/03/13 in the amount of $9,000,228 (cost $9,000,000)	0.130%	04/03/13	9,000	9,000,000
Goldman Sachs & Co., 0.170%, dated 03/01/13, due 04/01/13 in the amount of $6,000,878 (cost $6,000,000)	0.170%	04/01/13	6,000	6,000,000
HSBC Securities (USA), Inc., 0.230%, dated 03/28/13, due 04/01/13 in the amount of $45,641,166 (cost $45,640,000)	0.230%	04/01/13	45,640	45,640,000
Merrill Lynch & Co., Inc., 0.180%, dated 03/22/13, due 05/30/13 in the amount of $6,002,070 (cost $6,000,000) (d)	0.180%	05/30/13	6,000	6,000,000
Merrill Lynch & Co., Inc., 0.200%, dated 02/26/13, due 04/30/13 in the amount of $16,005,600 (cost $16,000,000) (d)	0.200%	04/30/13	16,000	16,000,000
RBS Securities, Inc., 0.180%, dated 03/28/13, due 04/04/13 in the amount of $10,000,350 (cost $10,000,000)	0.180%	04/04/13	10,000	10,000,000

				110,640,000

TOTAL INVESTMENTS — 100.4% (amortized cost $882,501,599)				882,501,599
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%				(3,946,440)

NET ASSETS — 100.0%				$878,555,159

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

MTN—Medium Term Note

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Repurchase Agreements are collateralized by FHLMC (coupon 3.00%-6.00%, maturity dates 05/01/19-03/01/43), FNMA (coupon rates 3.50%-6.50%, maturity dates 02/01/17-12/01/42) and U.S. Treasury Securities (coupon rates 0.25%-1.875%, maturity dates 07/15/13-01/31/17), with the aggregate value, including accrued interest, of $112,855,356.
(d)	Indicates a security that has been deemed illiquid.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$134,032,974	$—
Commercial Paper	—	125,779,013	—
Other Corporate Obligations	—	77,095,564	—
Time Deposits	—	24,000,000	—
U.S. Government Agencies	—	349,954,762	—
U.S. Treasury Securities	—	60,999,286	—
Repurchase Agreements	—	110,640,000	—

Total	$—	$882,501,599	$—

Natural Resources Portfolio

Schedule of Investments

as of March 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 96.6%
COMMON STOCKS — 95.9%
Chemicals — 0.7%
91,807	Mosaic Co. (The)	$ 5,472,615

Construction Materials — 1.9%
3,311	Holcim Ltd. (Switzerland)	263,855
3,066,679	PT Indocement Tunggal Prakarsa Tbk (Indonesia)	7,373,497
4,472,511	PT Semen Indonesia Persero Tbk (Indonesia)	8,169,795
78,000	Taiheiyo Cement Corp. (Japan)	187,333
7,826	Vulcan Materials Co.	404,604

		16,399,084

Energy Equipment & Services — 24.9%
5,873	Baker Hughes, Inc.	272,566
499,514	Cameron International Corp.*	32,568,313
74,661	Core Laboratories NV(a)	10,297,245
235,173	Dresser-Rand Group, Inc.*	14,500,767
275,730	Dril-Quip, Inc.*	24,035,384
213,956	Ensco PLC (Class A Stock)	12,837,360
254,051	FMC Technologies, Inc.*	13,817,834
608,667	Halliburton Co.	24,596,233
160,743	Helmerich & Payne, Inc.	9,757,100
128,911	Lufkin Industries, Inc.	8,558,401
289,146	National Oilwell Varco, Inc.	20,457,080
6,830	Noble Corp.	260,565
352,312	Rowan Cos. PLC (Class A Stock)*(a)	12,457,752
332,273	Schlumberger Ltd.	24,883,925
162,263	Superior Energy Services, Inc.*	4,213,970
2,204	Technip SA (France)	225,960
6,451	Tenaris SA (Luxembourg), ADR(a)	263,072
22,364	Weatherford International Ltd. (Switzerland)*	271,499

		214,275,026

Food Products — 0.2%
256,842	Adecoagro SA*	1,975,115

Metals & Mining — 15.9%
302,040	African Rainbow Minerals Ltd. (South Africa)	6,218,635
4,461	Agnico-Eagle Mines Ltd.	183,080
498,644	Alamos Gold, Inc. (Canada)	6,847,550
24,589	Alcoa, Inc.	209,498
1,089	Allegheny Technologies, Inc.	34,532
155,620	AXMIN, Inc. (Canada)*	18,383
1,640,486	B2Gold Corp. (Canada)*	4,990,010
243,052	BHP Billiton Ltd. (Australia), ADR(a)	16,632,048
9,500	Cliffs Natural Resources, Inc.(a)	180,595
197,292	Detour Gold Corp. (Canada)*	3,792,994
886,807	Eldorado Gold Corp. (Canada)	8,476,543
545,019	First Quantum Minerals Ltd. (Canada)	10,365,474
400,000	First Uranium Corp. (South Africa), 144A	5,906
199,299	Freeport-McMoRan Copper & Gold, Inc.	6,596,797
6,163	Goldcorp, Inc.	207,262
726,972	Guyana Goldfields, Inc. (Canada), 144A*(b)	2,018,075
16,254	IAMGOLD Corp. (Canada)	117,283
433,900	Ivanplats Ltd. (Canada), 144A*	1,853,744
673,195	Kinross Gold Corp.	5,338,436
247,991	Newcrest Mining Ltd. (Australia)	5,191,471
4,099	Newmont Mining Corp.	171,707
399,636	Northern Dynasty Minerals Ltd.*	1,266,846
4,531	Nucor Corp.	209,106
8,096	Pan American Silver Corp.	132,613
1,234,422	Platinum Group Metals Ltd.*(a)	1,752,879

129,100	Platmin Ltd., Private Placement (South Africa) (original cost $1,102,975; purchased 11/27/07)*(b)(c)	10,213
120,759	Randgold Resources Ltd. (Jersey Islands), ADR	10,382,859
145,654	Reliance Steel & Aluminum Co.	10,366,195
225,029	Rio Tinto PLC (United Kingdom), ADR(a)	10,594,365
256,820	Silver Wheaton Corp.	8,051,307
126,167	Southern Copper Corp.	4,740,094
98,868	Tahoe Resources, Inc.*(a)	1,739,205
116,000	Tahoe Resources, Inc., 144A*	2,040,577
1,866	Teck Resources Ltd. (Canada) (Class B Stock)	52,535
10,279	United States Steel Corp.(a)	200,441
376,655	Xstrata PLC (Switzerland)	6,112,281

		137,101,539

Oil, Gas & Consumable Fuels — 52.3%
399,249	Africa Oil Corp. (Canada)*	2,821,881
42,762	Africa Oil Corp., Private Placement-Reg D (Canada) (original cost $334,415; purchased 12/06/12)*(b)(c)	300,992
276,127	Anadarko Petroleum Corp.	24,147,306
2,990	Apache Corp.	230,708
1,279,303	Bankers Petroleum Ltd. (Canada)*	3,362,444
58,579	Berry Petroleum Co. (Class A Stock)	2,711,622
246,494	Bonanza Creek Energy, Inc.*	9,531,923
4,079	Cabot Oil & Gas Corp.	275,781
9,097	Cameco Corp. (Canada)	188,773
11,229	Canadian Oil Sands Ltd. (Canada)	231,467
341,057	Cheniere Energy, Inc.*	9,549,596
191,933	Cimarex Energy Co.	14,479,426
555,840	Cobalt International Energy, Inc.*(a)	15,674,688
238,014	Concho Resources, Inc.*	23,189,704
400,978	CONSOL Energy, Inc.	13,492,910
2,951	Continental Resources, Inc.*	256,530
6,767	Crescent Point Energy Corp. (Canada)	255,465
947,759	Denbury Resources, Inc.*(a)	17,675,705
4,540	Devon Energy Corp.	256,147
270,014	Energy XXI Bermuda Ltd.	7,349,781
177,224	EOG Resources, Inc.	22,697,078
4,217	EQT Corp.	285,702
3,212,729	Far East Energy Corp.*	208,827
199,243	FX Energy, Inc.*	669,456
3,772	Hess Corp.	270,113
197,615	HollyFrontier Corp.	10,167,292
982,400	Kodiak Oil & Gas Corp.*	8,930,016
377,522	Kosmos Energy Ltd.*	4,265,999
293,919	Laredo Petroleum Holdings, Inc.*(a)	5,375,779
534,822	Marathon Oil Corp.	18,034,198
157,700	Marathon Petroleum Corp.	14,129,920
131,600	MEG Energy Corp. (Canada), 144A*	4,224,517
101,995	MEG Energy Corp. (Canada)*	3,274,161
5,062	Murphy Oil Corp.	322,601
283,636	Newfield Exploration Co.*	6,359,119
263,548	Noble Energy, Inc.	30,481,962
145,239	Occidental Petroleum Corp.	11,382,380
745,094	Oil Search Ltd. (Australia)	5,795,359
258,607	Pacific Rubiales Energy Corp. (Colombia)	5,458,024
213,553	PDC Energy, Inc.*(a)	10,585,822
3,206	Peabody Energy Corp.	67,807
338,399	Petroleo Brasileiro SA (Brazil), ADR	5,607,271
55,127	Pioneer Natural Resources Co.	6,849,530
1,332	Plains Exploration & Production Co.*	63,230
32,472,696	PT Adaro Energy Tbk (Indonesia)	4,396,431
569,826	QGEP Participacoes SA (Brazil)	3,369,749
808,410	Quicksilver Resources, Inc.*(a)	1,818,923

163,204	Range Resources Corp.	13,226,052
256,460	Rosetta Resources, Inc.*	12,202,367
175,179	Royal Dutch Shell PLC (Netherlands), ADR	11,414,664
299,326	Sanchez Energy Corp.*(a)	5,962,574
401,152	Southwestern Energy Co.*	14,946,924
538,911	Suncor Energy, Inc.	16,172,719
615,036	Talisman Energy, Inc.	7,534,191
24,233	Trident Resources Corp., Private Placement (original cost $9,770,532; purchased 06/30/10)*(b)(c)	423,593
556,683	Tullow Oil PLC (United Kingdom)	10,412,483
11,111	Ultra Petroleum Corp.*(a)	223,331
267,681	Whiting Petroleum Corp.*	13,608,902
305,885	Williams Cos., Inc. (The)	11,458,452
6,412	Woodside Petroleum Ltd. (Australia)	240,328
4,820,909	Zodiac Exploration, Inc. (Canada)*	355,927
11,600,000	Zodiac Exploration, Inc.—Reg D (Canada)*(b)	856,426

		450,113,048

	TOTAL COMMON STOCKS (cost $607,541,067)	825,336,427

CONVERTIBLE PREFERRED STOCKS — 0.7%
Metals & Mining
3,660	Manabi SA, Private Placement (Brazil) (Class A Preferred), 144A (original cost $4,587,721;purchased 05/25/11)*(b)(c)	4,431,561
1,464	Manabi SA, Private Placement (Brazil) (Class B Preferred), 144A (original cost $1,848,551;purchased 08/21/12)*(b)(c)	1,772,625

	TOTAL CONVERTIBLE PREFERRED STOCKS (cost $6,436,272)	6,204,186

Units
RIGHT(f)
Oil, Gas & Consumable Fuels
9,007	Trident Resources Corp. CVR, Private Placement (original cost $0; purchased 06/30/10)*(b)(c)	—	(g)

WARRANT(f)
Metals & Mining
221,350	Crystallex International Corp., Private Placement (Canada), expiring 11/04/14 (original cost $0; purchased 11/04/09)*(b)(c)	—	(g)

	TOTAL LONG-TERM INVESTMENTS (cost $613,977,339)	831,540,613

Shares
SHORT-TERM INVESTMENT — 10.3%
Affiliated Money Market Mutual Fund
88,299,392	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $88,299,392; includes $60,018,766 of cash collateral received for securities on loan)(d)(e)	$ 88,299,392

	TOTAL INVESTMENTS — 106.9% (cost $702,276,731)	919,840,005
	LIABILITIES IN EXCESS OF OTHER ASSETS — (6.9)%	(59,102,582)

	NET ASSETS — 100.0%	$860,737,423

The following abbreviations are used in portfolio descriptions:

144A —Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

RegD—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $58,172,542; cash collateral of $60,018,766 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of such securities is $17,644,194. The aggregate value of $6,938,984 is approximately 0.8% of net assets.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(f)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2013.
(g)	Less than $0.005.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$783,104,596	$41,497,033	$734,798
Convertible Preferred Stocks	—	—	6,204,186
Right	—	—	—	**
Warrant	—	—	—	**
Affiliated Money Market Mutual Fund	88,299,392	—	—

Total	$871,403,988	$41,497,033	$6,938,984

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Convertible Preferred Stocks	Right		Warrant
Balance as of 12/31/12	$9,259,181	$6,305,472	$—	**	$—	**
Realized gain (loss)	—	—	—		—
Change in unrealized appreciation (depreciation)*	(8,524,383)	(101,286)	—		—
Purchases	—	—	—		—
Sales	—	—	—		—
Transfers into Level 3	—	—	—		—
Transfers out of Level 3	—	—	—		—

Balance as of 03/31/13	$734,798	$6,204,186	$—	**	$—	**

*	Of which $(8,625,669) was included in Net Assets relating to securities held at the reporting period end.
**	Less than $0.005.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Fair value of Level 2 investments at December 31, 2012 was $58,739,885. An amount of $19,626,851 was transferred from Level 2 into Level 1 at March 31, 2013 as a result of no longer fair valuing such foreign securities using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets. An amount of $2,148,587 was transferred from Level 1 into Level 2 at March 31, 2013 as a result of using other significant observable inputs such as quoted prices of similar securities for non registered securities.

Included in the table above, under Level 3 securities, are common and preferred stocks and equity rights, that were fair valued using the last traded price or the original cost adjusted for daily changes in indices deemed directly or indirectly correlated to the security. For equity rights received through a bankruptcy distribution, the fair value is determined to be the residual value of the original bonds and other factors impacting the values of securities being issued pursuant to the reorganization. For the common stocks, convertible preferred stock and rights, the securities were private placement and therefore, the prices were a significant unobservable input. For certain warrants received in a private placement offering, the Manager has determined the fair value using the Black Scholes method with adjustment for volatility factor which is deemed to be a significant unobservable input.

Small Capitalization Stock Portfolio

Schedule of Investments

as of March 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS — 98.5%
Aerospace & Defense — 2.0%
42,971	AAR Corp	$ 790,237
21,014	Aerovironment, Inc.*	380,984
9,016	American Science & Engineering, Inc.	549,886
17,673	Cubic Corp.	754,991
51,602	Curtiss-Wright Corp.	1,790,589
18,200	Engility Holdings, Inc.*	436,436
66,675	GenCorp, Inc.*(a)	886,777
50,094	Moog, Inc. (Class A Stock)*	2,295,808
5,399	National Presto Industries, Inc.(a)	434,619
66,040	Orbital Sciences Corp.*	1,102,208
41,296	Teledyne Technologies, Inc.*	3,239,258

		12,661,793

Air Freight & Logistics — 0.6%
29,300	Atlas Air Worldwide Holdings, Inc.*	1,194,268
32,656	Forward Air Corp.	1,217,742
39,070	Hub Group, Inc. (Class A Stock)*	1,502,632

		3,914,642

Airlines — 0.4%
16,894	Allegiant Travel Co.(a)	1,499,849
56,660	SkyWest, Inc.	909,393

		2,409,242

Auto Components — 0.5%
29,900	Dorman Products, Inc.(a)	1,112,579
20,789	Drew Industries, Inc.	754,849
34,383	Spartan Motors, Inc.	182,574
21,799	Standard Motor Products, Inc.	604,268
25,418	Superior Industries International, Inc.	474,808

		3,129,078

Automobiles — 0.1%
30,431	Winnebago Industries, Inc.*	628,096

Beverages — 0.2%
9,325	Boston Beer Co., Inc. (The) (Class A Stock)*(a)	1,488,643

Biotechnology — 1.0%
44,600	Acorda Therapeutics, Inc.*	1,428,538
64,201	ArQule, Inc.*	166,281
71,769	Cubist Pharmaceuticals, Inc.*(a)	3,360,224
27,957	Emergent Biosolutions, Inc.*	390,839
50,000	Momenta Pharmaceuticals, Inc.*	667,000
57,200	Spectrum Pharmaceuticals, Inc.(a)	426,712

		6,439,594

Building Products — 1.4%
42,984	A.O. Smith Corp.	3,162,333
20,684	AAON, Inc.	570,671
31,538	Apogee Enterprises, Inc.	913,025
31,868	Gibraltar Industries, Inc.*	581,591
50,129	Griffon Corp.	597,538
20,718	NCI Building Systems, Inc.*	359,872
40,588	Quanex Building Products Corp.	653,467
44,583	Simpson Manufacturing Co., Inc.	1,364,685
21,964	Universal Forest Products, Inc.	874,387

		9,077,569

Capital Markets — 1.5%
22,400	Calamos Asset Management, Inc. (Class A Stock)	263,648
46,400	Financial Engines, Inc.(a)	1,680,608
36,100	HFF, Inc. (Class A Stock)	719,473
41,766	Investment Technology Group, Inc.*	461,097
18,065	Piper Jaffray Cos.*	619,629
215,200	Prospect Capital Corp.	2,347,832
64,830	Stifel Financial Corp.*(a)	2,247,656
30,926	SWS Group, Inc.*	187,102

6,410	Virtus Investment Partners, Inc.*	1,194,055

		9,721,100

Chemicals — 2.7%
32,466	A. Schulman, Inc.	1,024,627
26,548	American Vanguard Corp.	810,776
32,683	Balchem Corp.	1,436,091
59,554	Calgon Carbon Corp.*	1,077,927
10,100	Hawkins, Inc.	403,495
55,118	HB Fuller Co.	2,154,012
24,100	Innophos Holdings, Inc.	1,314,896
22,900	Koppers Holdings, Inc.	1,007,142
35,700	Kraton Performance Polymers, Inc.*	835,380
20,800	LSB Industries, Inc.*	723,424
35,856	OM Group, Inc.*	841,899
109,202	PolyOne Corp.	2,665,621
14,498	Quaker Chemical Corp.	855,672
19,470	Stepan Co.	1,228,557
26,535	Tredegar Corp.	781,190
24,507	Zep, Inc.	367,850

		17,528,559

Commercial Banks — 6.5%
33,436	Bank of the Ozarks, Inc.	1,482,887
19,300	Banner Corp.	614,319
86,582	BBCN Bancorp, Inc.	1,130,761
85,102	Boston Private Financial Holdings, Inc.	840,808
17,344	City Holding Co.	690,118
57,208	Columbia Banking System, Inc.	1,257,432
43,796	Community Bank System, Inc.	1,297,675
95,500	CVB Financial Corp.	1,076,285
77,272	First Bancorp (Puerto Rico)*(a)	481,405
113,210	First Commonwealth Financial Corp.	844,547
63,303	First Financial Bancorp	1,016,013
33,139	First Financial Bankshares, Inc.(a)	1,610,555
82,840	First Midwest Bancorp, Inc.	1,100,115
152,700	FNB Corp.	1,847,670
79,573	Glacier Bancorp, Inc.	1,510,295
34,536	Hanmi Financial Corp.*	552,576
25,452	Home BancShares, Inc.	958,777
25,106	Independent Bank Corp.	818,205
60,500	MB Financial, Inc.	1,462,285
129,776	National Penn Bancshares, Inc.	1,387,305
48,110	NBT Bancorp, Inc.	1,065,636
110,547	Old National Bancorp.	1,520,021
35,600	PacWest Bancorp(a)	1,036,316
36,171	Pinnacle Financial Partners, Inc.*	844,955
65,849	PrivateBancorp, Inc.	1,245,205
32,873	S&T Bancorp, Inc.	609,465
18,378	Simmons First National Corp. (Class A Stock)	465,331
33,954	Sterling Bancorp	344,973
204,509	Susquehanna Bancshares, Inc.	2,542,047
45,000	Texas Capital Bancshares, Inc.*(a)	1,820,250
12,764	Tompkins Financial Corp.	539,662
35,872	UMB Financial Corp.	1,760,239
122,070	Umpqua Holdings Corp.	1,618,648
50,497	United Bankshares, Inc.(a)	1,343,725
48,987	United Community Banks, Inc.*	555,513
68,013	Wilshire Bancorp, Inc.*	461,128
40,913	Wintrust Financial Corp.	1,515,417

		41,268,564

Commercial Services & Supplies — 2.5%
55,803	ABM Industries, Inc.	1,241,059
9,057	Consolidated Graphics, Inc.*	354,129
21,319	G&K Services, Inc. (Class A Stock)	970,228
78,973	Geo Group, Inc. (The)	2,970,964
75,176	Healthcare Services Group, Inc	1,926,761
63,402	Interface, Inc.	1,218,586
41,997	Mobile Mini, Inc.*	1,235,972
71,288	TETRA Tech, Inc.*	2,173,571
16,630	UniFirst Corp.	1,505,015

44,542	United Stationers, Inc.	1,721,548
22,347	Viad Corp.	618,118

		15,935,951

Communications Equipment — 1.6%
126,511	Arris Group, Inc.*	2,172,194
11,522	Bel Fuse, Inc. (Class B Stock)	179,858
17,993	Black Box Corp.	392,427
19,359	Comtech Telecommunications Corp.	470,037
26,764	Digi International, Inc.*	239,003
124,124	Harmonic, Inc.*	718,678
58,600	Ixia*	1,268,104
42,446	NETGEAR, Inc.*	1,422,366
20,800	Oplink Communications, Inc.*	341,120
19,084	PC-Tel, Inc.	135,496
22,300	Procera Networks, Inc.*	265,147
44,747	Symmetricom, Inc.*	203,151
44,915	ViaSat, Inc.*(a)	2,175,683

		9,983,264

Computers & Peripherals — 1.1%
87,550	3D Systems Corp.*(a)	2,822,612
33,247	Avid Technology, Inc.*	208,459
50,600	Electronics For Imaging, Inc.*	1,283,216
62,076	Intermec, Inc.*	610,207
25,244	Intevac, Inc.*	119,152
28,900	Super Micro Computer, Inc.*	326,281
35,579	Synaptics, Inc.*	1,447,709

		6,817,636

Construction & Engineering — 0.9%
42,637	Aegion Corp.*	987,046
41,084	Comfort Systems USA, Inc	578,874
36,231	Dycom Industries, Inc.*	713,388
74,025	EMCOR Group, Inc.	3,137,920
29,600	Orion Marine Group, Inc.*	294,224

		5,711,452

Construction Materials — 0.9%
51,872	Eagle Materials, Inc.	3,456,231
78,668	Headwaters, Inc.*	857,481
23,023	Texas Industries, Inc.*(a)	1,452,982

		5,766,694

Consumer Finance — 1.4%
31,744	Cash America International, Inc.(a)	1,665,608
23,800	Encore Capital Group, Inc.*(a)	716,380
52,711	Ezcorp, Inc. (Class A Stock)*	1,122,744
29,825	First Cash Financial Services, Inc.*	1,739,991
18,689	Portfolio Recovery Associates, Inc.*(a)	2,372,008
13,652	World Acceptance Corp.*(a)	1,172,297

		8,789,028

Containers & Packaging — 0.1%
32,820	Myers Industries, Inc.	458,167

Distributors — 0.4%
51,355	Pool Corp.	2,465,040
20,857	VOXX International Corp.*	223,379

		2,688,419

Diversified Consumer Services — 0.9%
19,733	American Public Education, Inc.*(a)	688,484
12,386	Capella Education Co.*	385,700
55,900	Career Education Corp.*	132,483
30,831	Coinstar, Inc.*(a)	1,801,147
86,300	Corinthian Colleges, Inc.*(a)	181,230
69,248	Hillenbrand, Inc.	1,750,590
17,000	ITT Educational Services, Inc.*(a)	234,260
23,400	Lincoln Educational Services Corp	137,124
21,606	Universal Technical Institute, Inc.	272,884

		5,583,902

Diversified Financial Services — 0.3%
45,200	Interactive Brokers Group, Inc. (Class A Stock)	673,932
41,300	MarketAxess Holdings, Inc.	1,540,490

		2,214,422

Diversified Telecommunication Services — 0.3%
10,400	Atlantic Tele-Network, Inc.	504,504
32,637	Cbeyond, Inc.*	242,493
220,700	Cincinnati Bell, Inc.*	719,482
35,824	General Communication, Inc. (Class A Stock)*	328,506
15,421	Lumos Networks Corp.	207,875

		2,002,860

Electric Utilities — 1.2%
39,297	ALLETE, Inc.	1,926,339
44,508	El Paso Electric Co.	1,497,694
56,111	UIL Holdings Corp.	2,221,435
45,851	UNS Energy Corp.	2,243,948

		7,889,416

Electrical Equipment — 1.9%
28,042	AZZ, Inc.	1,351,624
49,212	Belden, Inc.	2,541,800
51,022	Brady Corp. (Class A Stock)	1,710,768
20,531	Encore Wire Corp.	718,996
52,900	EnerSys*	2,411,182
42,800	Franklin Electric Co., Inc.	1,436,796
58,962	II-VI, Inc.*	1,004,712
10,072	Powell Industries, Inc.*	529,485
21,531	Vicor Corp.*	107,009

		11,812,372

Electronic Equipment, Instruments & Components — 4.1%
15,532	Agilysys, Inc.*	154,388
29,664	Anixter International, Inc.	2,074,107
15,807	Badger Meter, Inc.	845,991
60,110	Benchmark Electronics, Inc.*	1,083,182
45,039	Checkpoint Systems, Inc.*	588,209
44,340	Cognex Corp.	1,868,931
26,800	Coherent, Inc.	1,520,632
35,064	CTS Corp.	366,068
41,108	Daktronics, Inc.	431,634
20,585	DTS, Inc.*	342,329
27,641	Electro Scientific Industries, Inc.	305,433
18,884	FARO Technologies, Inc.*	819,377
42,612	FEI Co.	2,750,605
49,235	Insight Enterprises, Inc.*	1,015,226
24,425	Littelfuse, Inc.	1,657,236
17,100	Measurement Specialties, Inc.*	680,067
35,308	Mercury Computer Systems, Inc.*	260,220
38,566	Methode Electronics, Inc.	496,730
17,435	MTS Systems Corp.	1,013,845
42,208	Newport Corp.*	714,159
20,900	OSI Systems, Inc.*(a)	1,301,861
21,344	Park Electrochemical Corp.	540,857
37,920	Plexus Corp.*	921,835
24,935	Radisys Corp.*	122,680
31,100	Rofin-Sinar Technologies, Inc.*	842,499
18,731	Rogers Corp.*	891,970
30,633	ScanSource, Inc.*	864,463
29,250	SYNNEX Corp.*(a)	1,082,250
57,789	TTM Technologies, Inc.*	439,197

		25,995,981

Energy Equipment & Services — 2.6%
28,717	Basic Energy Services, Inc.*(a)	392,561
39,855	Bristow Group, Inc.	2,628,039
49,600	C&J Energy Services, Inc.*(a)	1,135,840
21,871	Era Group, Inc.*	459,291
71,700	Exterran Holdings, Inc.*(a)	1,935,900
14,210	Geospace Technologies Corp.*	1,533,543
15,877	Gulf Island Fabrication, Inc.	334,370
35,315	Hornbeck Offshore Services, Inc.*	1,640,735
132,545	ION Geophysical Corp.*(a)	902,631
37,258	Lufkin Industries, Inc.	2,473,559
28,673	Matrix Service Co.*	427,228
68,417	Pioneer Energy Services Corp.*	564,440
20,871	SEACOR Holdings, Inc.(a)	1,537,775
86,141	TETRA Technologies, Inc.*	883,807

		16,849,719

Food & Staples Retailing — 0.7%
19,216	Andersons, Inc. (The)	1,028,440
42,365	Casey’s General Stores, Inc.(a)	2,469,880
13,632	Nash Finch Co.	266,915
24,088	Spartan Stores, Inc.	422,744

		4,187,979

Food Products — 2.4%
58,400	B&G Foods, Inc.	1,780,616
14,190	Calavo Growers, Inc.	408,388
15,495	Cal-Maine Foods, Inc.	659,467
130,020	Darling International, Inc.*	2,335,159
24,257	Diamond Foods, Inc.*(a)	408,973
51,415	Hain Celestial Group, Inc. (The)*(a)	3,140,428
16,418	J&J Snack Foods Corp.	1,262,380
22,135	Sanderson Farms, Inc.(a)	1,209,014
8,700	Seneca Foods Corp. (Class A Stock)*	287,274
53,316	Snyders-Lance, Inc.	1,346,762
40,065	TreeHouse Foods, Inc.*	2,610,235

		15,448,696

Gas Utilities — 1.8%
23,314	Laclede Group, Inc. (The)	995,508
46,304	New Jersey Resources Corp.	2,076,734
29,765	Northwest Natural Gas Co.	1,304,302
83,903	Piedmont Natural Gas Co., Inc.(a)	2,758,731
35,122	South Jersey Industries, Inc.	1,952,432
51,211	Southwest Gas Corp.	2,430,474

		11,518,181

Healthcare Equipment & Supplies — 3.4%
22,912	Abaxis, Inc.	1,084,196
38,500	Abiomed, Inc.*(a)	718,795
79,457	Align Technology, Inc.*(a)	2,662,604
13,533	Analogic Corp.	1,069,378
23,775	Cantel Medical Corp.	714,676
30,749	CONMED Corp.	1,047,311
27,353	CryoLife, Inc.	164,392
26,297	Cyberonics, Inc.*	1,230,963
26,344	Greatbatch, Inc.*	786,895
57,194	Haemonetics Corp.*	2,382,702
14,092	ICU Medical, Inc.*	830,723
22,302	Integra LifeSciences Holdings Corp.*(a)	870,001
32,002	Invacare Corp.	417,626
45,775	Meridian Bioscience, Inc.	1,044,585
44,148	Merit Medical Systems, Inc.*	541,254
31,425	Natus Medical, Inc.*	422,352
24,780	Neogen Corp.*	1,228,345
48,200	NuVasive, Inc.*	1,027,142
19,477	Palomar Medical Technologies, Inc.*	262,745
13,352	SurModics, Inc.*	363,842
38,677	Symmetry Medical, Inc.*	442,852
38,017	West Pharmaceutical Services, Inc.	2,468,824

		21,782,203

Healthcare Providers & Services — 3.1%
38,616	Air Methods Corp.(a)	1,862,836
9,152	Almost Family, Inc.	186,975
34,059	Amedisys, Inc.*	378,736
50,599	AMN Healthcare Services, Inc.*	800,982
35,474	Amsurg Corp.*	1,193,345
26,870	Bio-Reference Labs, Inc.*	698,083
57,908	Centene Corp.*	2,550,268
21,211	Chemed Corp.	1,696,456
6,445	Corvel Corp.*	318,963
34,063	Cross Country Healthcare, Inc.*	180,875
19,400	Ensign Group, Inc. (The)	647,960
31,092	Gentiva Health Services, Inc.*	336,416
37,909	Hanger, Inc.*	1,195,271
35,786	Healthways, Inc.*	438,379
18,505	IPC The Hospitalist Co., Inc.*	823,102

58,700	Kindred Healthcare, Inc.*	618,111
10,468	Landauer, Inc.	590,186
16,298	LHC Group, Inc.*	350,244
29,841	Magellan Health Services, Inc.*	1,419,536
31,922	Molina Healthcare, Inc.*(a)	985,432
13,296	MWI Veterinary Supply, Inc.*	1,758,529
32,595	PharMerica Corp.*	456,330

		19,487,015

Healthcare Technology — 0.6%
11,536	Computer Programs & Systems, Inc.	624,213
21,800	HealthStream, Inc.*	500,092
24,700	Medidata Solutions, Inc.*	1,432,106
36,622	Omnicell, Inc.*	691,423
44,134	Quality Systems, Inc.	806,770

		4,054,604

Hotels, Restaurants & Leisure — 3.0%
1,336	Biglari Holdings, Inc.*	498,582
27,372	BJ’s Restaurants, Inc.*	910,940
61,700	Boyd Gaming Corp.*(a)	510,259
20,665	Buffalo Wild Wings, Inc.*(a)	1,808,808
18,507	CEC Entertainment, Inc.	606,104
26,278	Cracker Barrel Old Country Store, Inc.	2,124,576
17,805	DineEquity, Inc.	1,224,806
42,836	Interval Leisure Group, Inc.	931,255
48,117	Jack In The Box, Inc.*	1,664,367
20,558	Marcus Corp.	256,769
32,300	Marriott Vacations Worldwide Corp.*	1,385,993
10,431	Monarch Casino & Resort, Inc.*	101,494
31,299	Multimedia Games Holding Co., Inc.*	653,210
18,615	Papa John’s International, Inc.*	1,150,779
63,613	Pinnacle Entertainment, Inc.*	930,022
14,163	Red Robin Gourmet Burgers, Inc.*	645,833
63,184	Ruby Tuesday, Inc.*(a)	465,666
38,848	Ruth’s Hospitality Group, Inc.*	370,610
61,959	SHFL Entertainment, Inc.*	1,026,661
57,714	Sonic Corp.*	743,356
63,530	Texas Roadhouse, Inc.	1,282,671

		19,292,761

Household Durables — 1.7%
34,700	American Greetings Corp. (Class A Stock)	558,670
12,266	Blyth, Inc.	212,938
28,799	Ethan Allen Interiors, Inc.	948,063
35,210	Helen of Troy Ltd.*	1,350,656
28,900	iRobot Corp.*	741,574
57,801	La-Z-Boy, Inc.	1,090,705
26,370	M/I Homes, Inc.*	644,746
34,397	Meritage Homes Corp.*	1,611,843
50,200	Ryland Group, Inc. (The)(a)	2,089,324
122,122	Standard Pacific Corp.*(a)	1,055,134
16,554	Universal Electronics, Inc.*	384,881

		10,688,534

Household Products — 0.2%
45,088	Central Garden and Pet Co. (Class A Stock)*	370,623
16,209	WD-40 Co.	887,767

		1,258,390

Insurance — 2.2%
20,014	AMERISAFE, Inc.	711,298
22,291	eHealth, Inc.*	398,563
34,115	Employers Holdings, Inc.	799,997
43,600	Horace Mann Educators Corp.	909,060
12,889	Infinity Property & Casualty Corp.	724,362
51,300	Meadowbrook Insurance Group, Inc.	361,665
44,154	National Financial Partners Corp.*(a)	990,374
11,718	Navigators Group, Inc. (The)*	688,432
68,066	ProAssurance Corp.	3,221,564
18,805	RLI Corp.	1,351,139
14,060	Safety Insurance Group, Inc.	691,049

61,007	Selective Insurance Group, Inc.	1,464,778
22,702	Stewart Information Services Corp.(a)	578,220
43,236	Tower Group International Ltd. (Bermuda)(a)	797,704
23,861	United Fire Group, Inc.	607,740

		14,295,945

Internet & Catalog Retail — 0.2%
13,780	Blue Nile, Inc.*	474,721
31,228	Nutrisystem, Inc.	264,814
21,981	PetMed Express, Inc.(a)	294,875

		1,034,410

Internet Software & Services — 1.9%
45,112	Blucora, Inc.*	698,334
35,977	comScore, Inc.*	603,694
47,283	DealerTrack Holdings, Inc.*	1,389,175
53,100	Dice Holdings, Inc.*	537,903
39,100	Digital River, Inc.*	552,874
47,678	j2 Global, Inc.(a)	1,869,454
27,300	Liquidity Services, Inc.*(a)	813,813
55,500	LivePerson, Inc.*	753,690
24,500	LogMeIn, Inc.*(a)	470,890
65,100	NIC, Inc.	1,247,316
25,400	OpenTable, Inc.*(a)	1,599,692
36,314	Perficient, Inc.*	423,421
28,100	Quinstreet, Inc.*	167,757
15,620	Stamps.com, Inc.*	390,031
100,330	United Online, Inc.	604,990
26,895	XO Group, Inc.*	268,950

		12,391,984

IT Services — 1.9%
25,344	CACI International, Inc. (Class A Stock)*(a)	1,466,657
49,400	Cardtronics, Inc.*	1,356,524
73,323	CIBER, Inc.*	344,618
37,324	CSG Systems International, Inc.*	790,896
28,900	ExlService Holdings, Inc.*	950,232
15,962	Forrester Research, Inc.	505,197
40,811	Heartland Payment Systems, Inc.(a)	1,345,539
33,900	Higher One Holdings, Inc.*(a)	301,371
33,600	IGate Corp.*	632,016
37,736	MAXIMUS, Inc.	3,017,748
42,870	Sykes Enterprises, Inc.*	684,205
23,667	TeleTech Holdings, Inc.*	501,977
22,400	Virtusa Corp.*	532,224

		12,429,204

Leisure Equipment & Products — 0.9%
14,557	Arctic Cat, Inc.*	636,141
99,629	Brunswick Corp.(a)	3,409,304
78,280	Callaway Golf Co.(a)	518,213
20,830	JAKKS Pacific, Inc.	218,507
21,227	Sturm Ruger & Co., Inc.(a)	1,076,846

		5,859,011

Life Sciences Tools & Services — 0.6%
77,500	Affymetrix, Inc.*(a)	365,800
32,732	Cambrex Corp.*	418,642
36,557	Enzo Biochem, Inc.*	92,124
41,900	Luminex Corp.*	692,188
64,257	PAREXEL International Corp.*	2,538,794

		4,107,548

Machinery — 3.6%
80,664	Actuant Corp. (Class A Stock)	2,469,932
31,904	Albany International Corp. (Class A Stock)	922,025
23,310	Astec Industries, Inc.	814,218
52,316	Barnes Group, Inc.	1,513,502
53,246	Briggs & Stratton Corp.	1,320,501
19,388	CIRCOR International, Inc.	823,990
22,878	EnPro Industries, Inc.*(a)	1,170,667
29,221	ESCO Technologies, Inc.	1,193,970
66,000	Federal Signal Corp.*	537,240

32,047	John Bean Technologies Corp.	664,975
35,467	Kaydon Corp.	907,246
14,179	Lindsay Corp.	1,250,304
18,556	Lydall, Inc.*	284,835
31,149	Mueller Industries, Inc.	1,659,930
14,070	Standex International Corp.	776,945
20,400	Tennant Co.	990,624
59,100	Titan International, Inc.	1,245,828
64,466	Toro Co. (The)	2,968,015
31,221	Watts Water Technologies, Inc. (Class A Stock)	1,498,296

		23,013,043

Media — 0.7%
29,561	Arbitron, Inc.	1,385,524
27,900	Digital Generation, Inc.*(a)	179,397
31,301	E.W. Scripps Co. (Class A Stock)*	376,551
47,400	Harte-Hanks, Inc.	369,246
154,176	Live Nation Entertainment, Inc.*	1,907,157

		4,217,875

Metals & Mining — 1.6%
18,383	A.M. Castle & Co.*	321,702
150,400	AK Steel Holding Corp.(a)	497,824
27,991	AMCOL International Corp.	845,048
56,263	Century Aluminum Co.*	435,476
70,400	Globe Specialty Metals, Inc.	979,968
13,700	Haynes International, Inc.	757,610
18,600	Kaiser Aluminum Corp.	1,202,490
22,678	Materion Corp.	646,323
10,138	Olympic Steel, Inc.	242,298
33,611	RTI International Metals, Inc.*	1,065,133
129,300	Stillwater Mining Co.*(a)	1,671,849
77,300	SunCoke Energy, Inc.*	1,262,309

		9,928,030

Multiline Retail — 0.1%
37,366	Fred’s, Inc. (Class A Stock)	511,167
46,532	Tuesday Morning Corp.*	361,088

		872,255

Multi-Utilities — 0.7%
66,203	Avista Corp.	1,813,962
16,585	CH Energy Group, Inc.	1,084,493
41,100	NorthWestern Corp.	1,638,246

		4,536,701

Oil, Gas & Consumable Fuels — 1.9%
36,800	Approach Resources, Inc.*(a)	905,648
40,500	Carrizo Oil & Gas, Inc.*	1,043,685
66,400	Cloud Peak Energy, Inc.*	1,246,992
49,500	Comstock Resources, Inc.*	804,375
14,100	Contango Oil & Gas Co.	565,269
75,300	Gulfport Energy Corp.*	3,450,999
33,526	PDC Energy, Inc.*(a)	1,661,884
60,398	Penn Virginia Corp.(a)	244,008
61,745	Petroquest Energy, Inc.*	274,148
53,894	Stone Energy Corp.*(a)	1,172,194
47,244	Swift Energy Co.*	699,684

		12,068,886

Paper & Forest Products — 1.3%
42,942	Buckeye Technologies, Inc.	1,286,113
25,280	Clearwater Paper Corp.*	1,332,003
12,091	Deltic Timber Corp.	830,894
43,000	KapStone Paper and Packaging Corp.	1,195,400
17,578	Neenah Paper, Inc.	540,699
47,200	P.H. Glatfelter Co.	1,103,536
34,676	Schweitzer-Mauduit International, Inc.	1,343,002
51,267	Wausau Paper Corp.	552,658

		8,184,305

Personal Products — 0.4%
18,000	Inter Parfums, Inc.	439,740
15,100	Medifast, Inc.*	346,092

55,900	Prestige Brands Holdings, Inc.*	1,436,071

		2,221,903

Pharmaceuticals — 1.6%
75,000	Akorn, Inc.*(a)	1,037,250
12,200	Hi-Tech Pharmacal Co., Inc.(a)	403,942
59,500	Medicines Co. (The)*	1,988,490
64,700	Questcor Pharmaceuticals, Inc.(a)	2,105,338
57,483	Salix Pharmaceuticals Ltd.*	2,941,980
72,037	ViroPharma, Inc.*	1,812,451

		10,289,451

Professional Services — 1.1%
15,288	CDI Corp.	262,954
30,300	Dolan Co. (The)*	72,417
14,540	Exponent, Inc.	784,288
17,814	Heidrick & Struggles International, Inc.	266,319
24,479	Insperity, Inc.	694,469
29,939	Kelly Services, Inc. (Class A Stock)	559,260
53,600	Korn/Ferry International*	957,296
54,900	Navigant Consulting, Inc.*	721,386
48,186	On Assignment, Inc.*	1,219,588
43,800	Resources Connection, Inc.	556,260
44,418	TrueBlue, Inc.*	938,996

		7,033,233

Real Estate Investment Trusts — 7.4%
59,105	Acadia Realty Trust	1,641,346
60,266	Cedar Realty Trust, Inc.	368,225
91,739	Colonial Properties Trust(a)	2,074,219
99,900	Cousins Properties, Inc.	1,067,931
215,370	DiamondRock Hospitality Co.	2,005,095
33,063	EastGroup Properties, Inc.(a)	1,924,267
51,770	EPR Properties	2,694,628
79,802	Franklin Street Properties Corp.	1,166,705
29,600	Getty Realty Corp.(a)	598,216
59,800	Government Properties Income Trust	1,538,654
98,200	Healthcare Realty Trust, Inc.	2,787,898
85,735	Inland Real Estate Corp.	865,066
80,591	Kite Realty Group Trust	543,183
105,572	LaSalle Hotel Properties	2,679,417
195,916	Lexington Realty Trust(a)	2,311,809
33,826	LTC Properties, Inc.	1,377,733
162,466	Medical Properties Trust, Inc.	2,605,955
46,816	Mid-America Apartment Communities, Inc.	3,233,113
43,848	Parkway Properties, Inc.	813,380
58,422	Pennsylvania Real Estate Investment Trust	1,132,803
60,261	Post Properties, Inc.	2,838,293
19,902	PS Business Parks, Inc.	1,570,666
41,000	Sabra Health Care REIT, Inc.	1,189,410
14,100	Saul Centers, Inc.	616,734
33,697	Sovran Self Storage, Inc.	2,173,120
103,984	Tanger Factory Outlet Centers	3,762,141
14,000	Universal Health Realty Income Trust	807,940
28,350	Urstadt Biddle Properties, Inc. (Class A Stock)	616,896

		47,004,843

Real Estate Management & Development — 0.1%
38,456	Forestar Group, Inc.*	840,648

Road & Rail — 0.8%
26,095	Arkansas Best Corp.	304,790
49,248	Heartland Express, Inc.	656,968
65,388	Knight Transportation, Inc.	1,052,747
78,149	Old Dominion Freight Line, Inc.*	2,985,292

		4,999,797

Semiconductors & Semiconductor Equipment — 4.3%
38,897	Advanced Energy Industries, Inc.*	711,815
35,206	ATMI, Inc.*	789,671
71,105	Brooks Automation, Inc.	723,849
25,711	Cabot Microelectronics Corp.*	893,457

24,700	Ceva, Inc.*	385,320
71,100	Cirrus Logic, Inc.*	1,617,525
24,897	Cohu, Inc.	233,036
34,750	Cymer, Inc.*	3,339,475
39,770	Diodes, Inc.*(a)	834,375
23,828	DSP Group, Inc.*	192,292
97,100	Entropic Communications, Inc.*	395,197
50,623	Exar Corp.*	531,541
130,500	GT Advanced Technologies, Inc.*(a)	429,345
29,906	Hittite Microwave Corp.*	1,811,107
67,596	Kopin Corp.*	250,105
82,732	Kulicke & Soffa Industries, Inc.*	956,382
49,802	Micrel, Inc.	523,419
100,819	Microsemi Corp.*	2,335,976
58,185	MKS Instruments, Inc.	1,582,632
36,000	Monolithic Power Systems, Inc.	877,320
23,100	Nanometrics, Inc.*	333,333
23,460	Pericom Semiconductor Corp.*	159,763
31,800	Power Integrations, Inc.	1,380,438
18,100	Rubicon Technology, Inc.*	119,460
35,394	Rudolph Technologies, Inc.*	416,941
36,958	Sigma Designs, Inc.*	179,985
40,900	STR Holdings, Inc.*	88,753
11,472	Supertex, Inc.	254,793
57,777	Tessera Technologies, Inc.	1,083,319
177,576	TriQuint Semiconductor, Inc.*	896,759
30,011	Ultratech, Inc.*	1,186,335
43,242	Veeco Instruments, Inc.*(a)	1,657,466
27,600	Volterra Semiconductor Corp.*	391,920

		27,563,104

Software — 2.8%
50,483	Blackbaud, Inc.	1,495,811
41,500	Bottomline Technologies, Inc.*	1,183,165
35,357	Ebix, Inc.(a)	573,490
35,217	EPIQ Systems, Inc.	494,094
16,479	Interactive Intelligence Group, Inc.*	730,844
21,693	Manhattan Associates, Inc.*	1,611,573
9,860	MicroStrategy, Inc. (Class A Stock)*	996,649
40,900	Monotype Imaging Holdings, Inc.	971,375
39,495	Netscout Systems, Inc.*	970,392
64,047	Progress Software Corp.*	1,458,991
33,900	Sourcefire, Inc.*(a)	2,007,897
29,900	Synchronoss Technologies, Inc.*	927,797
100,512	Take-Two Interactive Software, Inc.*	1,623,269
29,927	Tyler Technologies, Inc.*	1,833,328
31,600	VASCO Data Security International, Inc.*	266,704
40,370	Websense, Inc.*	605,550

		17,750,929

Specialty Retail — 4.3%
18,537	Big 5 Sporting Goods Corp.	289,363
44,834	Brown Shoe Co., Inc.	717,344
30,259	Buckle, Inc. (The)(a)	1,411,582
29,903	Cato Corp. (The) (Class A Stock)	721,858
26,165	Children’s Place Retail Stores, Inc. (The)*	1,172,715
40,478	Christopher & Banks Corp.*	260,274
21,816	Coldwater Creek, Inc.*	68,939
54,946	Finish Line, Inc. (The) (Class A Stock)(a)	1,076,392
26,722	Genesco, Inc.*(a)	1,605,725
23,764	Group 1 Automotive, Inc.(a)	1,427,503
21,841	Haverty Furniture Cos., Inc.	449,051
28,596	Hibbett Sports, Inc.*(a)	1,609,097
46,803	Hot Topic, Inc.(a)	649,626
30,831	Jos A. Bank Clothiers, Inc.*(a)	1,230,157
16,400	Kirkland’s, Inc.*	187,944
23,330	Lithia Motors, Inc. (Class A Stock)	1,107,708
30,022	Lumber Liquidators Holdings, Inc.*	2,108,145
26,142	MarineMax, Inc.*(a)	355,270
52,867	Men’s Wearhouse, Inc. (The)	1,766,815

32,372	Monro Muffler Brake, Inc.	1,285,492
94,199	OfficeMax, Inc.(a)	1,093,650
58,526	Pep Boys-Manny Moe & Jack (The)*(a)	690,022
17,300	rue21, Inc.*(a)	508,447
61,600	Select Comfort Corp.*	1,217,832
40,347	Sonic Automotive, Inc. (Class A Stock)	894,089
35,279	Stage Stores, Inc.	913,020
30,083	Stein Mart, Inc.	252,096
33,500	Vitamin Shoppe, Inc.*(a)	1,636,475
28,662	Zale Corp.*	112,642
24,550	Zumiez, Inc.*(a)	562,195

		27,381,468

Textiles, Apparel & Luxury Goods — 2.3%
97,343	Crocs, Inc.*	1,442,623
131,966	Fifth & Pacific Cos., Inc.*(a)	2,491,518
71,631	Iconix Brand Group, Inc.*(a)	1,853,094
26,678	K-Swiss, Inc. (Class A Stock)*	126,454
25,921	Maidenform Brands, Inc.*	454,395
19,717	Movado Group, Inc.	660,914
15,816	Oxford Industries, Inc.	839,830
13,379	Perry Ellis International, Inc.	243,364
137,293	Quiksilver, Inc.*	833,369
42,376	Skechers U.S.A., Inc. (Class A Stock)*	896,252
45,300	Steven Madden Ltd.*	1,954,242
26,664	True Religion Apparel, Inc.	696,197
55,377	Wolverine World Wide, Inc.	2,457,077

		14,949,329

Thrifts & Mortgage Finance — 0.9%
47,535	Bank Mutual Corp.	262,869
77,432	Brookline Bancorp, Inc.	707,728
31,981	Dime Community Bancshares, Inc.	459,247
103,500	Northwest Bancshares, Inc.	1,313,415
42,900	Oritani Financial Corp.	664,521
60,100	Provident Financial Services, Inc.	917,727
99,795	TrustCo Bank Corp. NY	556,856
39,400	ViewPoint Financial Group	792,334

		5,674,697

Tobacco — 0.1%
90,838	Alliance One International, Inc.*	353,360

Trading Companies & Distributors — 0.5%
46,628	Applied Industrial Technologies, Inc.	2,098,260
29,422	Kaman Corp.	1,043,598

		3,141,858

Water Utilities — 0.2%
21,276	American States Water Co.	1,224,859

Wireless Telecommunication Services — 0.1%
15,121	NTELOS Holdings Corp.	193,700
23,880	USA Mobility, Inc.	316,888

		510,588

TOTAL COMMON STOCKS (cost $427,303,849)		628,363,790

EXCHANGE TRADED FUND — 0.4%
33,100	iShares Core S&P Small-Cap ETF (Cost $1,850,578)	2,881,686

TOTAL LONG-TERM INVESTMENTS (cost $429,154,427)		631,245,476

SHORT-TERM INVESTMENTS — 17.2%
Affiliated Money Market Mutual Fund — 17.1%
109,058,167	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $109,058,167; includes $102,922,815 of cash collateral received for securities on loan)(b)(c)	109,058,167

Principal Amount (000)
U.S. GOVERNMENT TREASURY OBLIGATION — 0.1%
$600	U.S. Treasury Bill, 0.07%, 06/20/2013(d)(e) (cost $599,920)	599,917

TOTAL SHORT-TERM INVESTMENTS (cost $109,658,087)		109,658,084

TOTAL INVESTMENTS — 116.1% (cost $538,812,514)		740,903,560
LIABILITIES IN EXCESS OF OTHER ASSETS(f) — (16.1)%		(102,793,367)

NET ASSETS — 100.0%		$638,110,193

The following abbreviations are used in portfolio descriptions:

ETF—Exchange Traded Fund

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $100,553,347; cash collateral of $102,922,815 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contract.
(f)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation(1)
	Long Position:
74	Russell 2000 Mini	Jun. 2013	$6,939,968	$7,021,860	$81,892

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$628,363,790	$—	$—
Exchange Traded Fund	2,881,686	—	—
Affiliated Money Market Mutual Fund	109,058,167	—	—
U.S. Government Treasury Obligation	—	599,917	—
Other Financial Instruments*
Futures contracts	81,892	—	—

Total	$740,385,535	$599,917	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SP International Growth Portfolio

Schedule of Investments

as of March 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS — 97.2%
Argentina — 0.3%
3,021	MercadoLibre, Inc.	$ 291,708

Austria — 0.2%
2,784	Andritz AG	186,785

Belgium — 0.8%
7,552	Anheuser-Busch InBev NV	747,823

Brazil — 4.4%
25,362	Arezzo Industria e Comercio SA	507,303
59,000	BR Malls Participacoes SA	738,394
44,467	BR Properties SA	494,677
21,634	Cia de Bebidas das Americas	890,305
50,041	Grupo BTG Pactual	836,266
29,639	Mills Estruturas e Servicos de Engenharia SA	475,368

		3,942,313

Canada — 2.0%
10,247	Brookfield Asset Management, Inc. (Class A Stock)	373,913
5,875	Canadian National Railway Co.	589,262
1,256	Canadian Pacific Railway Ltd.	163,873
10,331	Imax Corp.*(a)	276,148
4,697	Toronto-Dominion Bank (The)	391,074

		1,794,270

China — 2.6%
3,114	Baidu, Inc., ADR*(a)	273,098
28,500	China Mobile Ltd.	302,282
30,000	ENN Energy Holdings Ltd.	166,148
137,886	Great Wall Motor Co. Ltd. (Class H Stock)	469,276
491,000	Industrial & Commercial Bank of China Ltd. (Class H Stock)	345,319
13,991	Tencent Holdings Ltd.	447,497
95,113	Tong Ren Tang Technologies Co. Ltd.	323,739

		2,327,359

Denmark — 2.6%
5,158	Coloplast A/S (Class B Stock)	277,481
12,779	Novo Nordisk A/S (Class B Stock)	2,076,225

		2,353,706

France — 8.0%
2,926	Arkema SA	266,188
26,948	BNP Paribas SA	1,383,118
7,913	Danone SA	550,579
9,589	Dassault Systemes SA	1,108,465
7,848	Pernod-Ricard SA	977,932
3,645	PPR	800,842
4,863	Remy Cointreau SA	562,026
4,958	Schneider Electric SA	362,260
8,049	Technip SA	825,205
1,836	Unibail-Rodamco SE, REIT	427,628

		7,264,243

Germany — 5.7%
5,211	Adidas AG	540,658
5,433	Bayer AG	560,418
11,308	Bayerische Motoren Werke AG	975,672
1,559	Brenntag AG	243,406
6,743	Fresenius SE & Co. KGaA	832,287
6,047	Kabel Deutschland Holding AG	557,944
18,404	SAP AG	1,474,453

		5,184,838

Hong Kong — 1.7%
290,000	AIA Group Ltd.	1,275,051
155,800	CNOOC Ltd.	299,589

		1,574,640

India — 0.3%
10,384	Tata Motors Ltd., ADR(a)	253,473

Indonesia — 0.7%
234,318	Tower Bersama Infrastructure Tbk PT*	146,065
256,930	Tower Bersama Infrastructure Tbk PT, 144A*	160,161
315,500	Bank Rakyat Indonesia Persero Tbk PT	285,165

		591,391

Ireland — 3.6%
70,033	Experian PLC	1,213,098
2,151	Ryanair Holdings PLC, ADR	89,868
12,073	Seagate Technology PLC(a)	441,389
48,927	Shire PLC	1,489,823

		3,234,178

Israel — 0.3%
5,286	Check Point Software Technologies Ltd.*(a)	248,389

Italy — 6.2%
25,284	Azimut Holding SpA	409,019
17,771	Brunello Cucinelli SpA*	374,045
59,357	Eni SpA	1,333,805
19,481	Luxottica Group SpA	976,647
133,927	Prada SpA	1,366,609
4,702	Tod’s SpA(a)	673,247
22,901	Yoox SpA*	429,181

		5,562,553

Japan — 6.9%
16,200	Dena Co. Ltd.	441,717
7,212	FANUC Corp.	1,110,436
15,000	Fuji Heavy Industries Ltd.	237,929
14,700	Honda Motor Co. Ltd.	566,104
13,500	Komatsu Ltd.	322,883
2,500	Lawson, Inc.	191,954
6,300	Makita Corp.	280,865
57,000	Marubeni Corp.	436,398
247,700	Mizuho Financial Group, Inc.	531,516
44,700	ORIX Corp.*	570,728
53,000	Rakuten, Inc.	542,040
4,500	Shin-Etsu Chemical Co. Ltd.	298,452
10,500	Sumitomo Mitsui Financial Group, Inc.	430,761
668	Yahoo! Japan Corp.	308,163

		6,269,946

Macau — 0.7%
123,501	Sands China Ltd.	642,630

Mexico — 1.8%
237,900	Corp. Inmobiliaria Vesta SAB de CV, 144A(a)	516,192
2,697	Fomento Economico Mexicano SAB de CV, ADR	306,110
137,338	Mexichem SAB de CV	736,646
14,981	Mexichem SAB de CV, 144A	80,354

		1,639,302

Netherlands — 2.4%
11,265	LyondellBasell Industries NV (Class A Stock)	712,962
8,209	Unilever NV, CVA	336,254
24,917	Yandex NV*	576,081
16,631	Ziggo NV	584,874

		2,210,171

Norway — 0.7%
8,513	Seadrill Ltd.	308,557
12,485	Statoil ASA	301,824

		610,381

Singapore — 0.3%
133,000	Global Logistic Properties Ltd.	282,448

South Africa — 2.5%
7,521	Aspen Pharmacare Holdings Ltd.*	156,214
35,447	Discovery Holdings Ltd.	301,608
74,566	FirstRand Ltd.	261,114
16,145	Naspers Ltd. (Class N Stock)	1,005,803
69,688	Woolworths Holdings Ltd.	535,053

		2,259,792

South Korea — 1.9%
2,170	Hyundai Motor Co.	438,655
963	Samsung Electronics Co. Ltd.	1,312,598

		1,751,253

Spain — 1.8%
12,507	Inditex SA	1,657,724

Sweden — 0.4%
13,998	Atlas Copco AB (Class A Stock)	397,393

Switzerland — 6.1%
2,085	Dufry AG	258,731
1,162	Geberit AG	286,063
62,269	Glencore International PLC(a)	336,924
11,197	Nestle SA	809,727
1,276	Partners Group Holding AG	314,934
5,684	Roche Holding AG	1,323,253
736	Swatch Group AG (The)	427,970
3,336	Syngenta AG	1,391,611
24,606	UBS AG*	377,138

		5,526,351

Taiwan — 1.2%
64,248	Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	1,104,423

Thailand — 0.8%
441,026	CP ALL PCL	688,985

Turkey — 1.9%
14,338	BIM Birlesik Magazalar A/S	699,347
476,763	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	761,535
22,616	Turkiye Halk Bankasi A/S	241,872

		1,702,754

United Kingdom — 21.3%
110,434	ARM Holdings PLC	1,545,435
85,162	Ashtead Group PLC	758,931
16,377	ASOS PLC*	832,872
14,300	Babcock International Group PLC	236,403
377,404	Barclays PLC	1,669,597
8,486	Berkeley Group Holdings PLC	263,169
55,745	British Sky Broadcasting Group PLC	747,920
99,746	Compass Group PLC	1,273,859
68,552	Diageo PLC	2,161,357
34,451	Hikma Pharmaceuticals PLC	541,266
38,800	HSBC Holdings PLC	416,703
31,916	InterContinental Hotels Group PLC	973,294
14,153	Intertek Group PLC	729,660
16,714	John Wood Group PLC	220,058
7,560	Johnson Matthey PLC	264,203
4,692	Next PLC	311,265
128,997	Rolls-Royce Holdings PLC	2,214,860
20,130	SABMiller PLC	1,059,522
20,744	Standard Chartered PLC	536,937
86,396	Telecity Group PLC	1,186,069
35,905	Tullow Oil PLC	671,585
8,395	Weir Group PLC (The)	288,665
7,544	Wolseley PLC	375,177

		19,278,807

United States — 7.1%
18,491	Accenture PLC (Class A Stock)	1,404,761
7,141	Canadian Pacific Railway Ltd.	931,686
5,702	Core Laboratories NV	786,420
5,641	Credicorp Ltd.	936,688
13,114	Liberty Global, Inc. (Class C Stock)*(a)	900,014
15,824	Michael Kors Holdings Ltd.*	898,645
5,023	Perrigo Co.	596,381

		6,454,595

	TOTAL COMMON STOCKS (cost $73,510,690)	88,034,624

PREFERRED STOCK — 0.7%
Germany — 0.7%
3,059	Volkswagen AG (PRFC) (Germany) (cost $568,357)(a)	607,785

	TOTAL LONG-TERM INVESTMENTS (cost $74,079,047)	88,642,409

SHORT-TERM INVESTMENT — 7.8%
AFFILIATED MONEY MARKET MUTUAL FUND
7,038,866	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $7,038,866; includes $4,746,653 of cash collateral for securities on loan)(b)(w)	7,038,866

TOTAL INVESTMENTS — 105.7% (cost $81,117,913)	95,681,275
LIABILITIES IN EXCESS OF OTHER ASSETS(X) — (5.7)%	(5,130,745)

NET ASSETS — 100.0%	$90,550,530

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
PRFC	Preference Shares
REIT	Real Estate Investment Trust
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,582,650; cash collateral of $4,746,653 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at March 31, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 04/18/13	Morgan Stanley	GBP	246	$388,456	$373,743	$(14,713)
Expiring 04/18/13	Morgan Stanley	GBP	260	388,218	395,013	6,795
Euro,
Expiring 04/04/13	Brown Brothers Harriman & Co.	EUR	12	15,952	15,947	(5)
Expiring 04/17/13	State Street Bank	EUR	521	695,085	667,444	(27,641)
Expiring 04/17/13	State Street Bank	EUR	458	600,753	587,652	(13,101)
Japanese Yen,
Expiring 04/16/13	Bank of New York Mellon	JPY	35,999	390,149	382,466	(7,683)
Expiring 04/16/13	Bank of New York Mellon	JPY	46,211	481,969	492,024	10,055
Swiss Franc,
Expiring 04/19/13	Morgan Stanley	CHF	90	97,494	94,833	(2,661)

				$3,058,076	$3,009,122	$(48,954)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 04/18/13	Morgan Stanley	GBP	260	$388,363	$395,012	$(6,649)
Expiring 04/18/13	Morgan Stanley	GBP	246	390,356	373,743	16,613
Euro,
Expiring 04/17/13	State Street Bank	EUR	319	426,583	408,964	17,619
Expiring 04/17/13	State Street Bank	EUR	322	429,094	412,810	16,284
Expiring 04/17/13	State Street Bank	EUR	338	458,845	433,322	25,523
Japanese Yen,
Expiring 04/16/13	Bank of New York Mellon	JPY	17,776	197,537	188,858	8,679
Expiring 04/16/13	Bank of New York Mellon	JPY	28,903	311,958	307,076	4,882
Expiring 04/16/13	Bank of New York Mellon	JPY	17,408	181,912	184,949	(3,037)
Expiring 04/16/13	Bank of New York Mellon	JPY	18,223	204,688	193,608	11,080
Swiss Franc,
Expiring 04/19/13	Morgan Stanley	CHF	90	96,430	94,833	1,597

				$3,085,766	$2,993,175	$92,591

(1)	The amount represents fair value of derivative instruments subject to foreign currency exchange contracts risk exposure as of March 31, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$291,708	$—	$—
Austria	186,785	—	—
Belgium	747,823	—	—
Brazil	3,942,313	—	—
Canada	1,794,270	—	—
China	273,098	2,054,261	—
Denmark	2,353,706	—	—
France	7,264,243	—	—
Germany	5,184,838	—	—
Hong Kong	—	1,574,640	—
India	—	253,473	—
Indonesia	—	591,391	—
Ireland	3,234,178	—	—
Israel	248,389	—	—
Italy	4,195,944	1,366,609	—
Japan	—	6,269,946	—
Macau	—	642,630	—
Mexico	1,639,302	—	—
Netherlands	2,210,171	—	—
Norway	610,381	—	—
Singapore	—	282,448	—
South Africa	2,259,792	—	—
South Korea	—	1,751,253	—
Spain	1,657,724	—	—
Sweden	397,393	—	—
Switzerland	5,526,351	—	—
Taiwan	1,104,423	—	—
Thailand	688,985	—	—
Turkey	1,702,754	—	—
United Kingdom	18,862,104	416,703	—
United States	6,454,595	—	—
Preferred Stock:
Germany	607,785	—	—
Affiliated Money Market Mutual Fund	7,038,866	—	—
Other Financial Instuments*
Foreign Forward Currency Contracts	—	43,637	—

Total	$80,477,921	$15,246,991	$—

Fair Value of Level 2 investments at December 31, 2012 was $68,279,343, which was a result of valuing investments using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets. An amount of $45,685,719 was transferred from Level 2 into Level 1 at March 31, 2013 as a result of using quoted prices in active market for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2013 were as follows:

Commercial Banks	8.4%
Pharmaceuticals	8.0
Affiliated Money Market Mutual Fund (5.2% represents investments purchased with collateral from securities on loan)	7.8
Beverages	7.4
Textiles, Apparel & Luxury Goods	5.9
Semiconductors & Semiconductor Equipment	4.3
Chemicals	4.1
Internet Software & Services	3.9
Media	3.5
Oil, Gas & Consumable Fuels	3.2
Hotels, Restaurants & Leisure	3.2
Software	3.1
Automobiles	3.0
Machinery	2.8
Aerospace & Defense	2.5
Real Estate Management & Development	2.4
Professional Services	2.1
Specialty Retail	2.1
Trading Companies & Distributors	2.0
Energy Equipment & Services	2.0
Internet & Catalog Retail	1.9
Diversified Financial Services	1.8
Food & Staples Retailing	1.8
Insurance	1.7
IT Services	1.5
Multi-Line Retail	1.5
Wireless Telecommunication Services	1.3
Real Estate Investment Trusts	1.3
Food Products	1.3
Road & Rail	1.0
Automobile Manufacturers	1.0
Healthcare Providers & Services	0.9
Transportation	0.9
Retail & Merchandising	0.8
Capital Markets	0.8
Electronic Components	0.7
Foods	0.6
Computers & Peripherals	0.5
Distribution/Wholesale	0.5
Metals & Mining	0.4
Building Products	0.3
Real Estate	0.3
Healthcare Equipment & Supplies	0.3
Household Durables	0.3
Commercial Services & Supplies	0.3
Gas	0.2
Airlines	0.1

105.7
Liabilities in excess of other assets	(5.7)

100%

SP International Value Portfolio

Schedule of Investments

as of March 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS — 95.6%
Argentina — 0.3%
3,600	MercadoLibre, Inc.	$ 347,616

Australia — 3.8%
269,600	Arrium Ltd.	246,580
62,500	Ausdrill Ltd.	189,826
32,600	Bendigo and Adelaide Bank Ltd.	349,866
14,400	Caltex Australia Ltd.	321,554
123,500	Challenger Ltd.	497,214
101,900	Downer EDI Ltd.	529,674
372,800	Emeco Holdings Ltd.	243,899
267,300	Goodman Fielder Ltd.*	198,425
51,500	Lend Lease Group	549,386
31,100	National Australia Bank Ltd.	1,003,473
502,100	Pacific Brands Ltd.	451,806
61,900	Toll Holdings Ltd.	383,574

		4,965,277

Austria — 0.7%
15,300	OMV AG	650,640
6,500	Voestalpine AG	199,595

		850,235

Belgium — 0.4%
84,400	AGFA-Gevaert NV*	151,464
7,300	Delhaize Group SA	398,210

		549,674

Brazil — 1.1%
24,640	Embraer SA, ADR	878,909
24,513	Natura Cosmeticos SA	589,913

		1,468,822

Canada — 2.9%
7,031	Canadian National Railway Co.	706,664
19,183	Cenovus Energy, Inc.	594,081
13,833	Lululemon Athletica, Inc.*	862,488
21,980	Potash Corp. of Saskatchewan, Inc.	862,715
26,000	Teck Resources Ltd. (Class B Stock)	731,998

		3,757,946

Cayman Islands — 0.3%
12,846	Tencent Holdings Ltd.	410,874

China — 2.3%
9,267	Baidu, Inc., ADR*	812,716
123,750	China Merchants Bank Co. Ltd. (Class H Stock)	262,962
1,745,226	Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,227,413
224,182	Sinopharm Group Co. Ltd. (Class H Stock)	724,407

		3,027,498

Denmark — 1.4%
14,300	H. Lundbeck A/S	263,313
9,580	Novo Nordisk A/S (Class B Stock)	1,556,478

		1,819,791

Finland — 0.4%
21,500	Tieto Oyj	454,738

France — 8.7%
9,332	Air Liquide SA	1,133,783
19,800	AXA SA	340,355
8,300	BNP Paribas SA	426,001
14,855	Cie Generale des Etablissements Michelin (Class B Stock)	1,242,487
4,200	Ciments Francais SA	239,578
53,627	Credit Agricole SA*	441,736
8,555	LVMH Moet Hennessy Louis Vuitton SA	1,468,382
17,955	Publicis Groupe SA	1,203,951
5,700	Renault SA	357,108
15,200	Sanofi	1,544,511
13,800	SCOR SE	396,247
9,318	Societe Generale SA*	306,133
6,300	Thales SA	266,457
21,200	Total SA	1,015,134
6,500	Valeo SA	351,738
28,520	Vivendi SA	589,140

		11,322,741

Germany — 10.0%
12,469	Adidas AG	1,293,700
12,458	Allianz SE	1,691,951
7,800	BASF SE	683,095
4,300	Bayer AG	443,548
2,900	Continental AG	346,720
9,900	Daimler AG	538,642
35,261	Deutsche Bank AG	1,374,742
12,200	E.ON AG	212,998
13,900	Freenet AG	337,736
18,204	Fresenius Medical Care AG & Co. KGaA	1,228,581
6,900	Hannover Rueckversicherung AG	541,213
1,300	Merck KGaA	196,137
2,400	Muenchener Rueckversicherungs-Gesellschaft AG	448,854
7,400	Rheinmetall AG	342,292
6,300	RWE AG	234,800
15,493	SAP AG	1,241,235
10,370	Siemens AG	1,116,996
3,900	Volkswagen AG	733,637

		13,006,877

Hong Kong — 3.9%
266,476	AIA Group Ltd.	1,171,622
15,000	Cheung Kong Holdings Ltd.	222,214
602,289	CNOOC Ltd.	1,158,145
604,000	First Pacific Co. Ltd.	818,760
66,533	Hong Kong Exchanges and Clearing Ltd.	1,136,904
391,000	Huabao International Holdings Ltd.	169,844
120,000	Kingboard Chemical Holdings Ltd.	342,749
525,000	Solomon Systech International Ltd.*	14,270

		5,034,508

Ireland — 1.2%
12,497	Accenture PLC (Class A Stock)	949,397
8,650	Covidien PLC	586,816
45,500	Permanent TSB Group Holdings PLC*	2,158

		1,538,371

Israel — 1.4%
73,200	Bank Hapoalim BM*	331,643
10,974	Check Point Software Technologies Ltd.*	515,668
6,900	Elbit Systems Ltd.	291,369
11,300	Teva Pharmaceutical Industries Ltd.	444,861
5,479	Teva Pharmaceutical Industries Ltd., ADR	217,407

		1,800,948

Italy — 1.8%
23,700	Banco Popolare Scarl*	29,879
132,800	Enel SpA	433,406
38,600	Eni SpA	867,377
30,000	Finmeccanica SpA*	144,208
20,640	Saipem SpA	634,715
277,700	Telecom Italia SpA	196,140

		2,305,725

Japan — 16.0%
18,500	Aoyama Trading Co. Ltd.	472,741
20,015	Bridgestone Corp.	673,465
4,208	FANUC Corp.	647,908
77,000	Fukuoka Financial Group, Inc.	386,084
9,200	Fuyo General Lease Co. Ltd.	351,305
1,928	Japan Exchange Group, Inc.	178,786
60,600	JX Holdings, Inc.	341,692
13,400	K’s Holdings Corp.	429,780
33,684	KDDI Corp.	1,408,392
11,700	Keihin Corp.	162,046
55,000	Keiyo Bank Ltd. (The)	315,840
41,891	Komatsu Ltd.	1,001,918
20,341	Kubota Corp.	295,166
108,000	Kurabo Industries Ltd.	202,490
19,900	KYORIN Holdings, Inc.	483,081
41,600	Kyowa Exeo Corp.	447,409
79,000	Marubeni Corp.	604,832
4,900	Miraca Holdings, Inc.	235,487
8,900	Mitsubishi Corp.	167,621
282,446	Mitsubishi UFJ Financial Group, Inc.	1,704,063
19,800	Mitsui & Co. Ltd.	279,142
287,900	Mizuho Financial Group, Inc.	617,777
18,300	Nichii Gakkan Co.	159,176
23,000	Nippon Electric Glass Co. Ltd.	114,843
31,000	Nippon Shokubai Co. Ltd.	273,516
15,500	Nippon Telegraph & Telephone Corp.	676,724
400	NTT DoCoMo, Inc.	594,627
18,000	Otsuka Holdings Co. Ltd.	624,770
91,000	Sankyu, Inc.	412,900
43,000	Seino Holdings Co. Ltd.	373,383
17,400	Shimachu Co. Ltd.	419,026
38,100	Shizuoka Gas Co. Ltd.	262,079
6,851	Softbank Corp.	315,638
38,400	Sumitomo Corp.	485,689
18,800	Sumitomo Mitsui Financial Group, Inc.	771,268
41,720	Sumitomo Mitsui Trust Holdings, Inc.	198,663
82,000	Toagosei Co. Ltd.	359,347
50,100	Toppan Forms Co. Ltd.	486,833
33,080	Toyota Motor Corp.	1,705,796
6,400	Tsuruha Holdings, Inc.	625,138
46,700	Yokohama Rubber Co. Ltd. (The)	540,961

		20,807,402

Liechtenstein — 0.2%
2,300	Verwaltungs-und Privat-Bank AG	203,518

Luxembourg — 0.2%
6,300	Oriflame Cosmetics SA, SDR	214,623

Mauritius — 0.2%
580,900	Golden Agri-Resources Ltd.	271,837

Mexico — 0.7%
293,460	Wal-Mart de Mexico SAB de CV (Class V Stock)	959,870

Netherlands — 3.9%
11,871	ASML Holding NV	798,430
51,900	ING Groep NV, CVA*	368,367
47,900	Koninklijke Ahold NV	734,047
8,600	Koninklijke DSM NV	500,597
17,600	Koninklijke KPN NV	59,199
13,500	Koninklijke Philips Electronics NV	399,487
3,600	Nutreco NV	330,364
18,202	Schlumberger Ltd.	1,363,148
21,050	Yandex NV (Class A Stock)*	486,676

		5,040,315

New Zealand — 0.6%
580,000	Air New Zealand Ltd.(g)	745,834

Norway — 0.8%
29,200	DNB ASA	428,195
17,200	Statoil ASA	415,810
5,600	Yara International ASA	253,693

		1,097,698

South Korea — 0.8%
729	Samsung Electronics Co. Ltd.	993,649

Spain — 1.2%
7,261	Amadeus IT Holding SA (Class A Stock)	196,157
32,400	Banco Bilbao Vizcaya Argentaria SA	280,881
33,500	Banco Espanol de Credito SA*	139,132
57,500	Banco Santander SA	386,370
27,200	Repsol SA	552,633

		1,555,173

Sweden — 1.3%
29,900	Boliden AB	481,315
26,574	Hennes & Mauritz AB (Class B Stock)	950,156
11,400	NCC AB (Class B Stock)	285,151

		1,716,622

Switzerland — 7.2%
6,800	Baloise Holding AG	636,806
17,100	Credit Suisse Group AG*	448,711
500	Georg Fischer AG*	211,735
16,530	Julius Baer Group Ltd.*	642,707
1,600	Lonza Group AG*	103,824
9,462	Nestle SA	684,258

26,952	Novartis AG	1,915,003
7,768	Roche Holding AG	1,808,415
574	Swatch Group AG (The)	333,770
2,100	Swiss Life Holding AG*	311,250
8,100	Swiss Re AG*	658,717
2,120	Syngenta AG	884,357
2,400	Zurich Insurance Group AG*	667,945

		9,307,498

United Kingdom — 21.0%
51,200	Alent PLC*	293,758
41,664	ARM Holdings PLC	583,054
24,200	AstraZeneca PLC	1,213,254
77,400	Aviva PLC	348,349
157,100	BAE Systems PLC	941,220
87,400	Barclays PLC	386,649
111,100	Beazley PLC	352,310
16,700	Berendsen PLC	199,193
43,200	Bodycote PLC	351,833
168,600	BP PLC	1,178,174
18,541	British American Tobacco PLC	993,635
241,900	BT Group PLC	1,021,807
30,490	Burberry Group PLC	615,702
369,000	Cable & Wireless Communications PLC	235,149
22,871	Carnival PLC	800,674
40,400	Dairy Crest Group PLC	263,101
7,700	GlaxoSmithKline PLC	180,002
49,500	Home Retail Group PLC	116,731
120,402	HSBC Holdings PLC	1,293,089
135,800	J Sainsbury PLC	781,005
251,287	Kingfisher PLC	1,098,877
291,300	Legal & General Group PLC	764,401
60,500	Marks & Spencer Group PLC	358,516
104,410	Marston’s PLC	224,485
178,500	Old Mutual PLC	549,769
34,651	Pearson PLC	623,384
21,927	Reckitt Benckiser Group PLC	1,571,902
51,280	Rolls-Royce Holdings PLC*	880,470
99,754	Royal Bank of Scotland Group PLC*	417,581
56,300	Royal Dutch Shell PLC (Class B Stock)	1,869,167
195,300	RSA Insurance Group PLC	345,417
17,166	SABMiller PLC	903,515
52,205	Standard Chartered PLC	1,351,271
136,000	Tesco PLC	788,458
57,600	Tullett Prebon PLC	226,854
26,208	Tullow Oil PLC	490,208
51,200	Vesuvius PLC	274,309
382,042	Vodafone Group PLC	1,083,206
146,400	WM Morrison Supermarkets PLC	614,403
39,302	WPP PLC	626,439

		27,211,321

United States — 0.9%
15,660	Yum! Brands, Inc.	1,126,580

	TOTAL COMMON STOCKS (cost $106,038,847)	123,913,581

PREFERRED STOCKS — 1.5%
Brazil — 0.8%
53,848	Itau Unibanco Holding SA (PRFC), ADR	958,494

Germany — 0.7%
4,802	Volkswagen AG (PRFC)	954,097

	TOTAL PREFERRED STOCKS (cost $1,448,403)	1,912,591

	TOTAL LONG-TERM INVESTMENTS (cost $107,487,250)	125,826,172

SHORT-TERM INVESTMENT — 1.3%
AFFILIATED MONEY MARKET MUTUAL FUND
1,746,205	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,746,205)(w)	1,746,205

	TOTAL INVESTMENTS — 98.4% (cost $109,233,455)	127,572,377

	OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 1.6%	2,067,900

	NET ASSETS — 100.0%	$129,640,277

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
PRFC	Preference Shares
SDR	Special Drawing Rights
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen

*	Non-income producing security.
(g)	Indicates a security or securities that have been deemed illiquid.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at March 31, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Euro,
Expiring 04/04/13	Brown Brothers Harriman & Co.	EUR	20	$ 25,663	$ 25,671	$ 8
Expiring 05/08/13	State Street Bank	EUR	953	1,258,117	1,221,942	(36,175)
Hong Kong Dollar,
Expiring 04/09/13	Brown Brothers Harriman & Co.	HKD	285	36,763	36,763	—

				$1,320,543	$1,284,376	$(36,167)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 04/04/13	Brown Brothers Harriman & Co.	GBP	62	$ 93,842	$ 94,015	$ (173)
Danish Krone,
Expiring 04/02/13	Bank of New York Mellon	DKK	126	21,755	21,644	111
Euro,
Expiring 04/30/13	State Street Bank	EUR	3,107	3,988,727	3,983,319	5,408
Expiring 05/08/13	State Street Bank	EUR	953	1,222,489	1,221,942	547
Japanese Yen,
Expiring 04/05/13	State Street Bank	JPY	135,278	1,459,391	1,437,133	22,258
Expiring 07/08/13	State Street Bank	JPY	71,679	747,164	762,028	(14,864)
Expiring 07/08/13	State Street Bank	JPY	200,161	2,284,538	2,127,926	156,612

				$9,817,906	$9,648,007	$169,899

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$347,616	$—	$—
Australia	—	4,965,277	—
Austria	850,235	—	—
Belgium	549,674	—	—
Brazil	1,468,822	—	—
Canada	2,895,458	—	—
Cayman Islands	—	410,874	—
China	812,716	2,214,782	—
Denmark	1,819,791	—	—
Finland	454,738	—	—
France	11,322,741	—	—
Germany	13,006,877	—	—
Hong Kong	14,270	5,020,238	—
Ireland	1,538,371	—	—
Israel	1,800,948	—	—
Italy	2,305,725		—
Japan	—	20,807,402	—
Liechtenstein	203,518		—
Luxemburg	214,623
Mauritius	—	271,837	—
Mexico	959,870	—	—
Netherlands	5,040,315	—	—
New Zealand	—	745,834	—
Norway	1,097,698		—
South Korea	—	993,649	—
Spain	1,555,173	—	—
Sweden	1,716,622	—	—
Switzerland	9,307,498	—	—
United Kingdom	25,918,232	1,293,089	—
United States	1,989,068	—	—
Preferred Stocks:
Brazil	958,494	—	—
Germany	954,097	—	—
Affiliated Money Market Mutual Fund	1,746,205	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	133,732	—

Total	$90,849,395	$36,856,714	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at December 31, 2012 was $105,748,078, which was a result of valuing investments using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets. An amount of $71,472,843 was transferred from Level 2 into Level 1 at March 31, 2013 as a result of using quoted prices in active market for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2013 were as follows:

Banks	12.4%
Oil & Gas	8.9
Pharmaceuticals	8.8
Insurance	7.4
Retail	6.0
Telecommunications	5.0
Chemicals	4.4
Food	3.8
Auto Manufacturers	3.3
Auto Parts & Equipment	2.8
Aerospace/Defense	2.6
Computer Services & Software	2.6
Diversified Financial Services	2.2
Semiconductors	1.8
Holding Companies - Diversified	1.7
Internet	1.6
Household Products/Wares	1.5
Apparel	1.5
Transportation	1.4
Miscellaneous Manufacturing	1.4
Advertising	1.4
Affiliated Money Market Mutual Fund	1.3
Distribution/Wholesale	1.2
Mining	1.1
Agriculture	1.0
Building Materials	1.0
Engineering & Construction	0.9
Healthcare - Services	0.9
Beverages	0.9
Electric	0.7
Commercial Services	0.7
Iron/Steel	0.7
Cosmetics/Personal Care	0.6
Hotels, Restaurants & Leisure	0.6
Real Estate	0.6
Airlines	0.6
Machinery & Equipment	0.5
Diversified Machinery	0.5
Media	0.5
Healthcare Products	0.5
Electronics	0.4
Electronic Components & Equipment	0.3
Trading Companies & Distributors	0.2
Textiles	0.2

98.4
Other assets in excess of liabilities	1.6

100.0%

SP Prudential U.S. Emerging Growth Portfolio

Schedule of Investments

as of March 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Air Freight & Logistics — 1.2%
35,471	C.H. Robinson Worldwide, Inc.	$ 2,109,106
19,553	Expeditors International of Washington, Inc.	698,237

		2,807,343

Airlines — 0.4%
30,190	United Continental Holdings, Inc.*	966,382

Biotechnology — 3.3%
58,784	BioMarin Pharmaceutical, Inc.*	3,659,892
12,504	Onyx Pharmaceuticals, Inc.*	1,111,105
52,627	Vertex Pharmaceuticals, Inc.*	2,893,433

		7,664,430

Capital Markets — 1.8%
74,223	Eaton Vance Corp.(a)	3,104,748
14,458	T. Rowe Price Group, Inc.	1,082,470

		4,187,218

Chemicals — 5.0%
28,143	Airgas, Inc.	2,790,660
41,378	Albemarle Corp.	2,586,953
42,664	Ecolab, Inc.	3,420,799
50,963	FMC Corp.	2,906,420

		11,704,832

Commercial Banks — 1.2%
74,541	First Republic Bank	2,878,773

Commercial Services & Supplies — 2.3%
65,424	Iron Mountain, Inc.	2,375,546
27,890	Stericycle, Inc.*	2,961,360

		5,336,906

Communications Equipment — 1.6%
21,259	F5 Networks, Inc.*	1,893,752
62,199	Finisar Corp.*(a)	820,405
61,301	Juniper Networks, Inc.*	1,136,520

		3,850,677

Computers & Peripherals — 0.5%
23,101	SanDisk Corp.*	1,270,555

Diversified Telecommunication Services — 0.5%
46,990	tw telecom, Inc.*	1,183,678

Electrical Equipment — 4.1%
118,885	AMETEK, Inc.	5,154,854
34,633	Roper Industries, Inc.	4,409,127

		9,563,981

Electronic Equipment & Instruments — 1.6%
50,790	Amphenol Corp. (Class A Stock)	3,791,473

Energy Equipment & Services — 2.4%
58,371	Cameron International Corp.*	3,805,789
13,078	Core Laboratories NV	1,803,718

		5,609,507

Food & Staples Retailing — 0.8%
21,745	Whole Foods Market, Inc.	1,886,379

Food Products — 2.5%
41,547	Hain Celestial Group, Inc. (The)*(a)	2,537,691
8,514	J.M. Smucker Co. (The)(a)	844,248
33,175	Mead Johnson Nutrition Co.	2,569,404

		5,951,343

Healthcare Equipment & Supplies — 1.2%
121,843	Hologic, Inc.*(a)	2,753,652

Healthcare Providers & Services — 6.9%
43,851	Catamaran Corp.*	2,325,418
40,763	DaVita HealthCare Partners, Inc.*	4,834,084

50,176	Henry Schein, Inc.*(a)	4,643,789
67,933	Universal Health Services, Inc. (Class B Stock)	4,338,881

		16,142,172

Healthcare Technology — 0.3%
7,926	Cerner Corp.*	750,988

Hotels, Restaurants & Leisure — 3.6%
2,245	Chipotle Mexican Grill, Inc.*	731,578
17,497	Panera Bread Co. (Class A Stock)*	2,891,204
33,919	Starwood Hotels & Resorts Worldwide, Inc.	2,161,658
51,122	Tim Hortons, Inc.	2,776,947

		8,561,387

Household Products — 1.6%
57,067	Church & Dwight Co., Inc.	3,688,240

Insurance — 1.1%
56,581	W.R. Berkley Corp.	2,510,499

Internet & Catalog Retail — 0.3%
3,775	Netflix, Inc.*(a)	715,023

Internet Software & Services — 3.1%
645	Marin Software, Inc.*	10,597
45,523	Rackspace Hosting, Inc.*(a)	2,298,001
103,362	VeriSign, Inc.*(a)	4,886,956

		7,195,554

IT Services — 2.6%
11,603	Alliance Data Systems Corp.*(a)	1,878,410
44,140	Gartner, Inc.*	2,401,657
30,879	Teradata Corp.*	1,806,730

		6,086,797

Life Sciences Tools & Services — 2.5%
60,737	Agilent Technologies, Inc.	2,549,132
26,579	Illumina, Inc.*(a)	1,435,266
19,511	Waters Corp.*	1,832,278

		5,816,676

Machinery — 3.1%
70,498	IDEX Corp.	3,766,003
35,877	Pall Corp.	2,452,911
42,854	Xylem, Inc.	1,181,056

		7,399,970

Metals & Mining — 1.6%
124,481	Eldorado Gold Corp.	1,186,304
34,839	Reliance Steel & Aluminum Co.	2,479,492

		3,665,796

Multiline Retail — 2.5%
93,767	Dollar Tree, Inc.*	4,541,136
25,473	Nordstrom, Inc.	1,406,874

		5,948,010

Oil, Gas & Consumable Fuels — 6.3%
41,451	Cobalt International Energy, Inc.*(a)	1,168,918
35,356	Concho Resources, Inc.*	3,444,735
190,725	Denbury Resources, Inc.*(a)	3,557,021
44,969	HollyFrontier Corp.	2,313,655
27,890	Noble Energy, Inc.	3,225,758
23,067	Whiting Petroleum Corp.*	1,172,726

		14,882,813

Personal Products — 0.9%
57,442	Herbalife Ltd.(a)	2,151,203

Pharmaceuticals — 2.5%
17,605	Perrigo Co.	2,090,242
50,459	Valeant Pharmaceuticals International, Inc.*	3,785,434

		5,875,676

Professional Services — 1.1%
24,530	IHS, Inc. (Class A Stock)*	2,568,782

Real Estate Investment Trusts — 1.2%
173,982	Annaly Capital Management, Inc.	2,764,574

Road & Rail — 1.2%
25,584	Kansas City Southern	2,837,266

Semiconductors & Semiconductor Equipment — 3.8%
46,802	Altera Corp.	1,660,067
71,530	Broadcom Corp. (Class A Stock)	2,479,945
52,111	Maxim Integrated Products, Inc.	1,701,424
78,732	Xilinx, Inc.	3,005,201

		8,846,637

Software — 7.1%
142,951	Activision Blizzard, Inc.	2,082,796
89,962	Adobe Systems, Inc.*	3,914,247
65,439	Check Point Software Technologies Ltd.*(a)	3,074,979
49,437	Intuit, Inc.	3,245,539
49,784	Red Hat, Inc.*	2,517,079
12,830	SolarWinds, Inc.*	758,253
9,384	Ultimate Software Group, Inc.*	977,437

		16,570,330

Specialty Retail — 8.0%
32,404	Bed Bath & Beyond, Inc.*	2,087,466
39,071	Dick’s Sporting Goods, Inc.	1,848,058
58,252	L Brands, Inc.	2,601,534
24,968	O’Reilly Automotive, Inc.*	2,560,469
33,854	PetSmart, Inc.	2,102,333
60,930	Ross Stores, Inc.	3,693,577
27,095	Ulta Salon Cosmetics & Fragrance, Inc.*	2,199,301
46,460	Urban Outfitters, Inc.*	1,799,860

		18,892,598

Textiles, Apparel & Luxury Goods — 2.2%
19,669	Michael Kors Holdings Ltd.*	1,117,003
38,946	PVH Corp.	4,159,822

		5,276,825

Trading Companies & Distributors — 0.5%
15,799	WESCO International, Inc.*(a)	1,147,165

Wireless Telecommunication Services — 4.8%
82,006	Crown Castle International Corp.*	5,710,898
173,975	NII Holdings, Inc.*	753,312
68,228	SBA Communications Corp. (Class A Stock)*(a)	4,913,780

		11,377,990

	TOTAL LONG-TERM INVESTMENTS (cost $162,030,014)	233,080,100

SHORT-TERM INVESTMENT — 15.2%
Affiliated Money Market Mutual Fund
35,798,479	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $35,798,479; includes $34,026,225 of cash collateral received for securities on loan)(b)(c)	35,798,479

	TOTAL INVESTMENTS — 114.4% (cost $197,828,493)	268,878,579
	LIABILITIES IN EXCESS OF OTHER ASSETS — (14.4)%	(33,831,380)

	NET ASSETS — 100.0%	$235,047,199

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $33,131,617; cash collateral of $34,026,225 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$233,080,100	$—	$—
Affiliated Money Market Mutual Fund	35,798,479	—	—

Total	$268,878,579	$—	$—

SP Small Cap Value Portfolio

Schedule of Investments

as of March 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS — 97.6%
Aerospace & Defense — 1.7%
5,072	AAR Corp.	$ 93,274
9,550	Huntington Ingalls Industries, Inc.	509,302
20,755	Kaman Corp.	736,180
14,749	Moog, Inc. (Class A Stock)*	675,947
8,701	Teledyne Technologies, Inc.*	682,506
7,416	Triumph Group, Inc.	582,156

		3,279,365

Auto Components — 0.9%
56,002	American Axle & Manufacturing Holdings, Inc.*	764,427
18,186	Dana Holding Corp.	324,257
35,090	Superior Industries International, Inc.	655,481

		1,744,165

Automotive Parts — 0.4%
10,465	Asbury Automotive Group, Inc.*	383,961
11,413	Tenneco, Inc.*	448,645

		832,606

Banks — 1.7%
12,194	Banner Corp.	388,135
8,047	Bridge Capital Holdings*	122,636
14,719	Dime Community Bancshares, Inc.	211,365
10,513	Independent Bank Corp.	342,619
7,322	Lakeland Financial Corp.	195,424
18,811	Pinnacle Financial Partners, Inc.*	439,425
4,442	Sierra Bancorp	58,412
9,785	Trico Bancshares	167,324
19,454	UMB Financial Corp.	954,608
24,877	Viewpoint Financial Group Inc.	500,276

		3,380,224

Biotechnology — 0.3%
23,731	Myriad Genetics, Inc.*	602,767

Building Materials — 0.4%
46,146	Comfort Systems USA, Inc.	650,197
3,128	Universal Forest Products, Inc.	124,526

		774,723

Building Products — 0.4%
48,350	Gibraltar Industries, Inc.*	882,387

Capital Markets — 3.4%
11,390	Affiliated Managers Group, Inc.*	1,749,162
19,125	Cohen & Steers, Inc.(a)	689,839
6,206	Greenhill & Co., Inc.	331,276
21,063	HFF, Inc. (Class A Stock)	419,786
29,890	Raymond James Financial, Inc.	1,377,929
22,423	Stifel Financial Corp.*(a)	777,405
30,860	Waddell & Reed Financial, Inc. (Class A Stock)	1,351,051

		6,696,448

Chemicals — 3.1%
10,271	Axiall Corp.	638,445
2,267	Cytec Industries, Inc.	167,939
21,380	Fuller (H.B.) Co.	835,530
7,485	Grace, (W.R.) & Co.*	580,162
20,730	Koppers Holdings, Inc.	911,706
14,315	Methanex Corp. (Canada)	581,619
61,908	PolyOne Corp.	1,511,174
4,125	Quaker Chemical Corp.	243,458
6,220	Schulman, (A.), Inc.	196,303
5,614	Westlake Chemical Corp.	524,909

		6,191,245

Commercial Banks — 7.9%
49,809	Bancorp, Inc. (The)*	689,855
30,343	BancorpSouth, Inc.(a)	494,591
22,440	BankUnited, Inc.	574,913
21,793	CoBiz Financial, Inc.	176,088
17,526	Community Bank System, Inc.	519,295
28,533	First Midwest Bancorp, Inc.	378,918
16,200	First Republic Bank	625,644
63,920	FirstMerit Corp.	1,056,598
9,399	Heritage Financial Corp.	136,286
21,395	Home Loan Servicing Solutions Ltd.	499,145
26,450	IBERIABANK Corp.	1,323,029
36,875	PrivateBancorp, Inc.	697,306
9,688	Sandy Spring Bancorp, Inc.	194,729
31,515	Signature Bank*(a)	2,482,121
1,347	Simmons First National Corp. (Class A Stock)	34,106
22,841	Sterling Financial Corp.	495,421
32,460	SVB Financial Group*(a)	2,302,712
9,629	Tompkins Financial Corp.	407,114
36,370	Umpqua Holdings Corp.	482,266
3,800	Union First Market Bankshares Corp.	74,328
26,831	Webster Financial Corp.	650,920
37,640	Wintrust Financial Corp.(a)	1,394,186

		15,689,571

Commercial Services — 1.0%
39,099	Convergys Corp.	665,856
7,809	Monro Muffler Brake, Inc.(a)	310,095
43,884	Service Corp. International	734,179
9,702	Team Health Holdings, Inc.*	352,959

		2,063,089

Commercial Services & Supplies — 1.3%
104,060	ACCO Brands Corp.*(a)	695,121
21,700	Herman Miller, Inc.	600,439
54,170	TMS International Corp. (Class A Stock)*	715,044
12,560	United Stationers, Inc.	485,444

		2,496,048

Communication Equipment — 2.1%
12,120	Bel Fuse, Inc. (Class B Stock)	189,193
18,680	Black Box Corp.	407,411
73,150	Digi International, Inc.*	653,230
14,220	InterDigital, Inc.	680,143
48,450	Plantronics, Inc.	2,141,005

		4,070,982

Computer Hardware — 0.4%
28,756	Electronics for Imaging, Inc.*	729,252

Computer Services & Software — 1.2%
41,831	Allscripts Healthcare Solutions, Inc.*	568,483

36,463	Mentor Graphics Corp.	658,157
18,865	Monotype Imaging Holdings, Inc.	448,044
15,818	NetScout Systems, Inc.*	388,648
11,635	Progress Software Corp.*	265,046

		2,328,378

Construction & Engineering — 1.7%
24,193	EMCOR Group, Inc.	1,025,541
6,360	Granite Construction, Inc.	202,502
15,418	Meritage Homes Corp.*	722,488
4,994	Michael Baker Corp.	122,353
11,380	Primoris Services Corp.	251,612
50,170	Tutor Perini Corp.*	968,281

		3,292,777

Consumer Finance — 0.2%
6,738	First Cash Financial Services, Inc.*	393,095

Consumer Products & Services — 0.4%
11,673	Elizabeth Arden, Inc.*	469,838
15,640	Prestige Brands Holdings, Inc.*	401,792

		871,630

Distribution/Wholesale — 0.3%
8,898	ScanSource, Inc.*	251,101
4,209	Watsco, Inc.	354,314

		605,415

Diversified Consumer Services — 0.4%
11,980	Sotheby’s(a)	448,172
6,448	Steiner Leisure Ltd. (Bahamas)*	311,825

		759,997

Diversified Financial Services — 0.9%
40,805	Boston Private Financial Holdings, Inc.	403,153
43,843	E*Trade Financial Corp.*	469,559
6,436	Manning & Napier, Inc.	106,451
11,342	MarketAxess Holdings, Inc.	423,057
12,113	Walter Investment Management Corp.*	451,209

		1,853,429

Electric Utilities — 3.5%
8,000	Allete, Inc.	392,160
4,199	Black Hills Corp.	184,924
38,623	Cleco Corp.	1,816,440
24,225	IDACORP, Inc.	1,169,341
4,180	MGE Energy, Inc.	231,739
17,346	MYR Group, Inc.*	426,018
6,141	NorthWestern Corp.	244,780
29,695	Portland General Electric Co.	900,649
30,855	UNS Energy Corp.	1,510,044

		6,876,095

Electrical Equipment — 0.5%
4,716	Acuity Brands, Inc.(a)	327,055
18,479	Advanced Energy Industries, Inc.*	338,166
29,480	GrafTech International Ltd.*(a)	226,406

		891,627

Electronic Components & Equipment — 1.5%
78,540	AVX Corp.	934,626
6,981	Coherent, Inc.	396,102
7,116	Littelfuse, Inc.	482,821
48,356	Park Electrochemical Corp.	1,225,341

		3,038,890

Electronics — 1.2%
17,812	Belden, Inc.	919,990
24,051	Checkpoint Systems, Inc.*	314,106
42,618	Newport Corp.*	721,097
12,585	PerkinElmer, Inc.	423,359

		2,378,552

Energy Equipment & Services — 1.6%
17,360	Gulf Island Fabrication, Inc.	365,602
40,030	Matrix Service Co.*	596,447
34,880	Natural Gas Services Group, Inc.*	671,789
79,359	TETRA Technologies, Inc.*	814,223
12,690	Tidewater, Inc.(a)	640,845

		3,088,906

Entertainment & Leisure — 1.3%
15,156	Brunswick Corp.(a)	518,638
15,105	Marriott Vacations Worldwide Corp.*	648,156
5,072	Polaris Industries, Inc.(a)	469,109
4,295	Six Flags Entertainment Corp.	311,302
8,695	Vail Resorts, Inc.	541,872

		2,489,077

Environmental Services — 0.2%
9,908	Waste Connections, Inc.(a)	356,490

Financial—Bank & Trust — 2.6%
23,011	Bank of the Ozarks, Inc.	1,020,538
12,555	First Financial Bankshares, Inc.(a)	610,173
27,822	Glacier Bancorp, Inc.	528,061
19,009	Prosperity Bancshares, Inc.	900,836
25,560	Provident Financial Services, Inc.	390,301
10,452	SCBT Financial Corp.	526,781
5,112	Southcoast Financial Corp.*	25,816
4,730	Summit State Bank	38,881
22,697	Texas Capital Bancshares, Inc.*(a)	918,094
3,795	WSFS Financial Corp.	184,589

		5,144,070

Financial Services — 1.3%
24,706	Brookline Bancorp, Inc.	225,813
4,881	First of Long Island Corp. (The)	144,722
10,978	Home BancShares, Inc.	413,541
26,185	MB Financial, Inc.	632,891
25,763	Ocwen Financial Corp.*	976,933
3,234	Piper Jaffray Cos.*	110,926

		2,504,826

Food & Staples Retailing — 0.9%
90,289	Pantry, Inc. (The)*	1,125,904
16,230	Weis Markets, Inc.	660,561

		1,786,465

Foods — 0.3%
10,872	Hain Celestial Group, Inc. (The)*(a)	664,062

Gas Utilities — 0.8%
8,280	Laclede Group, Inc. (The)	353,556
9,330	New Jersey Resources Corp.	418,450

9,500	Northwest Natural Gas Co.	416,290
7,400	WGL Holdings, Inc.	326,340

		1,514,636

Healthcare Equipment & Services — 0.2%
11,804	Orthofix International NV (Curacao)*	423,409

Healthcare Products — 0.2%
7,470	West Pharmaceutical Services, Inc.	485,102

Healthcare Providers & Services — 1.2%
41,690	Cross Country Healthcare, Inc.*	221,374
49,984	HealthSouth Corp.*	1,318,078
17,900	LifePoint Hospitals, Inc.*	867,434

		2,406,886

Healthcare Services — 0.2%
14,368	ICON PLC, ADR (Ireland)*	463,943

Home Builders — 0.2%
52,676	Standard Pacific Corp.*(a)	455,121

Household Durables — 0.7%
33,268	Ryland Group, Inc. (The)(a)	1,384,614

Household Products — 0.3%
40,840	Central Garden & Pet Co. (Class A Stock)*	335,705
5,290	Harman International Industries, Inc.	236,092

		571,797

Insurance — 5.3%
25,940	Allied World Assurance Co. Holdings AG (Switzerland)	2,405,157
14,890	Alterra Capital Holdings Ltd. (Bermuda)	469,035
86,237	American Equity Investment Life Holding Co.(a)	1,284,069
28,560	Arch Capital Group Ltd. (Bermuda)*(a)	1,501,399
16,531	Aspen Insurance Holdings Ltd. (Bermuda)	637,766
33,800	AXIS Capital Holdings Ltd. (Bermuda)	1,406,756
3,310	Enstar Group Ltd (Bermuda)*	411,400
31,841	Maiden Holdings Ltd (Bermuda)	337,196
72,767	Meadowbrook Insurance Group, Inc.	513,007
19,033	ProAssurance Corp.	900,832
43,508	Radian Group, Inc.(a)	465,971
3,200	RLI Corp.	229,920

		10,562,508

Internet & Catalog Retail — 0.1%
3,633	HSN, Inc.	199,306

Investment Companies — 0.3%
14,937	New Mountain Finance Corp.	218,379
10,979	Solar Capital Ltd.	257,897
12,532	THL Credit, Inc.	187,729

		664,005

IT Services — 0.1%
9,570	Unisys Corp.*	217,717

Leisure Equipment & Products — 0.3%
12,722	Arctic Cat, Inc.*	555,951

Machinery — 2.4%
14,085	Altra Holdings, Inc.	383,394
9,474	CIRCOR International, Inc.	402,645
46,389	Edwards Group Ltd., ADR (United Kingdom)*	373,432
13,260	Oshkosh Corp.*	563,417
32,216	RBC Bearings, Inc.*	1,628,841
12,270	Snap-on, Inc.	1,014,729
11,292	Twin Disc, Inc.	283,203

		4,649,661

Machinery & Equipment — 0.7%
16,904	Applied Industrial Technologies, Inc.	760,680
11,169	Graco, Inc.	648,137

		1,408,817

Manufacturing — 1.3%
6,957	A.O. Smith Corp.(a)	511,827
12,723	Barnes Group, Inc.	368,076
12,565	Carlisle Cos., Inc.	851,781
9,377	Crane Co.	523,799
9,581	Raven Industries, Inc.	322,018

		2,577,501

Marine — 0.6%
35,190	Diana Shipping, Inc. (Marshall Islands)	375,125
10,950	Kirby Corp.*(a)	840,960

		1,216,085

Metals & Mining — 2.4%
20,549	Carpenter Technology Corp.	1,012,860
28,253	Commercial Metals Co.	447,810
11,344	Haynes International, Inc.	627,323
58,480	Horsehead Holding Corp.*	636,262
14,415	Kaiser Aluminum Corp.	931,930
16,762	Olympic Steel, Inc.	400,612
19,050	RTI International Metals, Inc.*(a)	603,695

		4,660,492

Oil & Gas Exploration/Production — 0.2%
14,986	Diamondback Energy, Inc.*	402,224

Oil Field Equipment & Services — 1.2%
12,333	Dril-Quip, Inc.*	1,075,068
32,607	Forum Energy Technologies, Inc.*	937,777
20,433	Thermon Group Holdings, Inc.*	453,817

		2,466,662

Oil, Gas & Consumable Fuels — 4.4%
41,119	Approach Resources, Inc.*(a)	1,011,939
33,400	Bill Barrett Corp.*(a)	677,018
34,900	Carrizo Oil & Gas, Inc.*	899,373
21,310	Cloud Peak Energy, Inc.*	400,202
7,557	Lufkin Industries, Inc.(a)	501,709
102,570	Newpark Resources, Inc.*(a)	951,850
106,062	Rex Energy Corp.*	1,747,902
11,535	Rosetta Resources, Inc.*	548,835
37,675	Southwest Gas Corp.(a)	1,788,055
7,223	Western Refining, Inc.	255,766

		8,782,649

Packaging — 0.3%
69,975	Graphic Packaging Holding Co.*	524,113

Paper & Forest Products — 0.3%
19,942	KapStone Paper and Packaging Corp.	554,388

Professional Services — 1.0%
41,920	Hudson Global, Inc.*	165,165
14,520	Korn/Ferry International*	259,327
72,810	TrueBlue, Inc.*	1,539,203

		1,963,695

Real Estate Investment Trusts — 11.1%
22,334	Acadia Realty Trust	620,215
10,669	American Campus Communities, Inc.	483,732
27,252	Apollo Commercial Real Estate Finance, Inc.	479,363
59,890	BioMed Realty Trust, Inc.	1,293,624
65,080	Campus Crest Communities, Inc.	904,612
26,992	CBL & Associates Properties, Inc.(a)	637,011
22,509	Coresite Realty Corp.	787,365
12,020	Corporate Office Properties Trust	320,694
72,373	Cousins Properties, Inc.	773,667
53,709	CubeSmart	848,602
59,384	CYS Investments, Inc.	697,168
38,440	DuPont Fabros Technology, Inc.(a)	932,939
13,740	EastGroup Properties, Inc.	799,668
19,657	EPR Properties(a)	1,023,147
37,600	Hersha Hospitality Trust	219,584
15,108	Highwoods Properties, Inc.(a)	597,824
33,649	Hudson Pacific Properties, Inc.	731,866
35,959	LaSalle Hotel Properties	912,639
19,245	LTC Properties, Inc.	783,849
106,779	MFA Financial, Inc.	995,180
25,808	Mid-America Apartment Communities, Inc.(a)	1,782,300
16,985	National Retail Properties, Inc.(a)	614,347
15,518	Omega Healthcare Investors, Inc.(a)	471,126
62,167	Pebblebrook Hotel Trust	1,603,287
13,539	PS Business Parks, Inc.	1,068,498
8,490	Senior Housing Properties Trust	227,787
2,827	Silver Bay Realty Trust Corp.	58,519
42,015	Strategic Hotels & Resorts, Inc.*	350,825
57,709	Two Harbors Investment Corp.	727,711
6,340	Washington Real Estate Investment Trust	176,506

		21,923,655

Real Estate Management & Development — 0.7%
16,550	CBRE Group, Inc.*	417,888
4,240	Jones Lang LaSalle, Inc.	421,498
37,295	Kennedy-Wilson Holdings, Inc.	578,445

		1,417,831

Retail & Merchandising — 1.5%
8,061	Cabela’s, Inc.*(a)	489,948
5,631	Casey’s General Stores, Inc.(a)	328,287
13,339	Chico’s FAS, Inc.	224,095
10,456	GNC Holdings, Inc. (Class A Stock)	410,712
16,949	Shoe Carnival, Inc.	346,438
15,561	Susser Holdings Corp.*(a)	795,323
6,090	Vitamin Shoppe, Inc.*	297,496

		2,892,299

Road & Rail — 0.7%
7,020	Genesee & Wyoming, Inc. (Class A Stock)*	653,632
21,257	Old Dominion Freight Line, Inc.*	812,018

		1,465,650

Semiconductors & Semiconductor Equipment — 5.2%
18,754	Cabot Microelectronics Corp.*	651,701
104,630	Exar Corp.*	1,098,615
57,130	Fairchild Semiconductor International, Inc.*	807,818
69,226	Intersil Corp. (Class A Stock)	602,958
22,633	Micrel, Inc.	237,873
23,306	MKS Instruments, Inc.	633,923
196,210	ON Semiconductor Corp.*	1,624,619
60,500	Rudolph Technologies, Inc.*	712,690
30,309	Semtech Corp.*	1,072,636
91,926	Teradyne, Inc.*(a)	1,491,040
35,290	Veeco Instruments, Inc.*(a)	1,352,666

		10,286,539

Software — 1.2%
3,934	Model N, Inc.*(a)	77,972
36,529	PTC, Inc.*	931,124
27,130	SS&C Technologies Holdings, Inc.*	813,358
13,291	Verint Systems, Inc.*	485,786

		2,308,240

Specialty Retail — 2.3%
19,978	Aaron’s, Inc.	572,969
44,340	Aeropostale, Inc.*	603,024
25,950	ANN, Inc.*	753,069
7,750	Cato Corp. (The) (Class A Stock)	187,085
7,774	Francesca’s Holdings Corp.*(a)	222,803
31,840	Guess?, Inc.	790,587
66,330	MarineMax, Inc.*	901,425
45,150	OfficeMax, Inc.	524,191

		4,555,153

Telecommunications — 1.5%
17,499	ADTRAN, Inc.(a)	343,855
13,136	Anixter International, Inc.	918,469
57,255	Premiere Global Services, Inc.*	629,233
12,039	SYNNEX Corp.*(a)	445,443
32,920	West Corp.*(a)	631,735

		2,968,735

Textiles, Apparel & Luxury Goods — 1.3%
8,371	Carter’s, Inc.*(a)	479,407
16,789	G & K Services, Inc. (Class A Stock)	764,067
13,382	Hanesbrands, Inc.*	609,684
18,297	Steven Madden Ltd.*	789,333

		2,642,491

Thrifts & Mortgage Finance — 0.8%
20,832	Flushing Financial Corp.	352,894
18,948	Oritani Financial Corp.	293,505
47,210	People’s United Financial, Inc.(a)	634,502
49,700	Westfield Financial, Inc.	386,666

		1,667,567

Transportation — 0.9%
11,187	Celadon Group, Inc.	233,361
18,506	Forward Air Corp.	690,089
14,331	Gulfmark Offshore, Inc. (Class A Stock)	558,336
17,425	Heartland Express, Inc.	232,449

		1,714,235

Utilities — 0.7%
39,510	El Paso Electric Co.	1,329,511

	TOTAL COMMON STOCKS (cost $138,998,631)	193,039,841

EXCHANGE TRADED FUNDS — 0.9%
5,410	iShares Nasdaq Biotechnology Index Fund	865,222
11,341	iShares Russell 2000 Value Index Fund	950,489

	TOTAL EXCHANGE TRADED FUNDS (cost $1,340,809)	1,815,711

UNAFFILIATED MUTUAL FUNDS — 0.3%
11,438	Golub Capital BDC, Inc.	188,841
25,655	PennantPark Investment Corp.	289,645
6,667	Solar Senior Capital Ltd.	128,007

	TOTAL UNAFFILIATED MUTUAL FUNDS (cost $652,309)	606,493

WARRANTS*(l)
Oil, Gas & Consumable Fuels
4,411	Magnum Hunter Resources Corp., expiring 10/14/13 (cost $0)	573

	TOTAL LONG-TERM INVESTMENTS (cost $140,991,749)	195,462,618

SHORT-TERM INVESTMENT — 16.9%
AFFILIATED MONEY MARKET MUTUAL FUND
33,449,020	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $33,449,020; includes $31,189,992 of cash collateral for securities on loan)(b)(w)	33,449,020

	TOTAL INVESTMENTS — 115.7% (cost $174,440,769)	228,911,638
	LIABILITIES IN EXCESS OF OTHER ASSETS — (15.7)%	(31,035,340)

	NET ASSETS — 100.0%	$197,876,298

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $30,315,207; cash collateral of $31,189,992 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2013.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2- Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$193,039,841	$—	$—
Exchange Traded Funds	1,815,711	—	—
Unaffiliated Mutual Funds	606,493	—	—
Affiliated Money Market Mutual Fund	33,449,020	—	—
Warrants	573	—	—

Total	$228,911,638	$—	$—

Stock Index Portfolio

Schedule of Investments

as of March 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS
Aerospace & Defense — 2.3%
121,436	Boeing Co. (The)	$ 10,425,281
60,300	General Dynamics Corp.	4,251,753
138,750	Honeywell International, Inc.	10,454,812
17,800	L-3 Communications Holdings, Inc.	1,440,376
47,598	Lockheed Martin Corp.	4,594,159
44,726	Northrop Grumman Corp.	3,137,529
25,600	Precision Castparts Corp.	4,854,272
59,218	Raytheon Co.	3,481,426
25,100	Rockwell Collins, Inc.(a)	1,584,312
44,900	Textron, Inc.	1,338,469
148,700	United Technologies Corp.	13,893,041

		59,455,430

Air Freight & Logistics — 0.7%
28,900	C.H. Robinson Worldwide, Inc.	1,718,394
38,900	Expeditors International of Washington, Inc.	1,389,119
51,540	FedEx Corp.	5,061,228
128,200	United Parcel Service, Inc. (Class B Stock)	11,012,380

		19,181,121

Airlines — 0.1%
133,737	Southwest Airlines Co.	1,802,775

Auto Components — 0.3%
18,700	BorgWarner, Inc.*(a)	1,446,258
46,900	Delphi Automotive PLC	2,082,360
38,600	Goodyear Tire & Rubber Co. (The)*	486,746
122,800	Johnson Controls, Inc.	4,306,596

		8,321,960

Automobiles — 0.4%
686,559	Ford Motor Co.	9,028,251
41,300	Harley-Davidson, Inc.	2,201,290

		11,229,541

Beverages — 2.4%
24,900	Beam, Inc.	1,582,146
27,750	Brown-Forman Corp. (Class B Stock)	1,981,350
683,300	Coca-Cola Co. (The)	27,632,652
48,800	Coca-Cola Enterprises, Inc.	1,801,696
26,900	Constellation Brands, Inc. (Class A Stock)*	1,281,516
36,800	Dr Pepper Snapple Group, Inc.	1,727,760
29,100	Molson Coors Brewing Co. (Class B Stock)	1,423,863
25,600	Monster Beverage Corp.*	1,222,144
275,039	PepsiCo, Inc.	21,758,335

		60,411,462

Biotechnology — 1.8%
33,900	Alexion Pharmaceuticals, Inc.*	3,123,546
135,094	Amgen, Inc.	13,848,486
41,925	Biogen Idec, Inc.*	8,087,752
75,900	Celgene Corp.*	8,797,569
268,800	Gilead Sciences, Inc.*	13,152,384

		47,009,737

Building Products
54,800	Masco Corp.	1,109,700

Capital Markets — 2.1%
37,200	Ameriprise Financial, Inc.	2,739,780
208,089	Bank of New York Mellon Corp. (The)	5,824,411
22,400	BlackRock, Inc.	5,754,112
192,300	Charles Schwab Corp. (The)	3,401,787
38,710	E*Trade Financial Corp.*	414,584
24,800	Franklin Resources, Inc.	3,740,088

79,100	Goldman Sachs Group, Inc. (The)	11,639,565
81,600	Invesco Ltd.	2,363,136
21,400	Legg Mason, Inc.(a)	688,010
247,410	Morgan Stanley	5,438,072
38,600	Northern Trust Corp.	2,106,016
83,800	State Street Corp.	4,951,742
46,300	T. Rowe Price Group, Inc.	3,466,481

		52,527,784

Chemicals — 2.4%
38,200	Air Products & Chemicals, Inc.	3,327,984
13,200	Airgas, Inc.	1,308,912
11,400	CF Industries Holdings, Inc.	2,170,218
213,461	Dow Chemical Co. (The)	6,796,598
165,891	E.I. du Pont de Nemours & Co.	8,155,202
27,100	Eastman Chemical Co.	1,893,477
44,600	Ecolab, Inc.	3,576,028
24,500	FMC Corp.	1,397,235
15,300	International Flavors & Fragrances, Inc.	1,173,051
65,000	LyondellBasell Industries NV (Class A Stock)	4,113,850
95,796	Monsanto Co.	10,118,931
47,500	Mosaic Co. (The)	2,831,475
25,600	PPG Industries, Inc.	3,428,864
53,500	Praxair, Inc.	5,967,390
15,200	Sherwin-Williams Co. (The)	2,567,128
20,700	Sigma-Aldrich Corp.(a)	1,607,976

		60,434,319

Commercial Banks — 2.7%
126,800	BB&T Corp.	3,980,252
33,950	Comerica, Inc.	1,220,503
160,149	Fifth Third Bancorp	2,612,030
37,745	First Horizon National Corp.	403,117
156,775	Huntington Bancshares, Inc.	1,158,567
167,700	KeyCorp	1,670,292
21,600	M&T Bank Corp.(a)	2,228,256
93,993	PNC Financial Services Group, Inc.	6,250,535
255,912	Regions Financial Corp.	2,095,919
98,200	SunTrust Banks, Inc.	2,829,142
336,481	U.S. Bancorp	11,416,800
871,786	Wells Fargo & Co.	32,247,364
30,000	Zions Bancorporation(a)	749,700

		68,862,477

Commercial Services & Supplies — 0.6%
41,900	ADT Corp. (The)(a)	2,050,586
19,000	Avery Dennison Corp.	818,330
19,700	Cintas Corp.(a)	869,361
31,817	Iron Mountain, Inc.	1,155,275
34,700	Pitney Bowes, Inc.(a)	515,642
52,910	Republic Services, Inc.	1,746,030
13,900	Stericycle, Inc.*	1,475,902
81,800	Tyco International Ltd.	2,617,600
78,930	Waste Management, Inc.	3,094,846

		14,343,572

Communications Equipment — 1.9%
950,800	Cisco Systems, Inc.	19,881,228
14,500	F5 Networks, Inc.*	1,291,660
20,700	Harris Corp.	959,238
39,587	JDS Uniphase Corp.*	529,278
93,100	Juniper Networks, Inc.*	1,726,074
49,627	Motorola Solutions, Inc.	3,177,617
304,300	QUALCOMM, Inc.	20,372,885

		47,937,980

Computers & Peripherals — 4.1%
167,440	Apple, Inc.	74,113,967
264,300	Dell, Inc.	3,787,419
374,674	EMC Corp.*	8,950,962
351,016	Hewlett-Packard Co.	8,368,222
64,600	NetApp, Inc.*	2,206,736
41,900	SanDisk Corp.*	2,304,500

58,300	Seagate Technology PLC(a)	2,131,448
39,000	Western Digital Corp.	1,960,920

		103,824,174

Construction & Engineering — 0.2%
30,200	Fluor Corp.	2,003,166
22,200	Jacobs Engineering Group, Inc.*	1,248,528
33,000	Quanta Services, Inc.*	943,140

		4,194,834

Construction Materials
22,300	Vulcan Materials Co.	1,152,910

Consumer Finance — 0.9%
171,700	American Express Co.	11,582,882
102,069	Capital One Financial Corp.	5,608,692
89,805	Discover Financial Services	4,026,856
83,000	SLM Corp.	1,699,840

		22,918,270

Containers & Packaging — 0.2%
27,300	Ball Corp.	1,298,934
17,900	Bemis Co., Inc.(a)	722,444
31,689	MeadWestvaco Corp.	1,150,311
30,400	Owens-Illinois, Inc.*	810,160
31,620	Sealed Air Corp.	762,358

		4,744,207

Distributors — 0.1%
27,625	Genuine Parts Co.	2,154,750

Diversified Consumer Services — 0.1%
18,700	Apollo Group, Inc. (Class A Stock)*(a)	325,193
47,600	H&R Block, Inc.	1,400,392

		1,725,585

Diversified Financial Services — 3.6%
1,919,732	Bank of America Corp.	23,382,336
535,497	Citigroup, Inc.	23,690,387
55,400	CME Group, Inc.	3,401,006
12,400	IntercontinentalExchange, Inc.*(a)	2,022,068
677,045	JPMorgan Chase & Co.	32,132,556
45,200	Leucadia National Corp.	1,239,836
49,900	McGraw-Hill Cos., Inc. (The)	2,598,792
31,720	Moody’s Corp.	1,691,310
22,800	NASDAQ OMX Group, Inc. (The)	736,440
43,800	NYSE Euronext	1,692,432

		92,587,163

Diversified Telecommunication Services — 2.6%
981,611	AT&T, Inc.	36,015,307
113,585	CenturyLink, Inc.(a)	3,990,241
171,916	Frontier Communications Corp.(a)	684,226
508,838	Verizon Communications, Inc.	25,009,388
96,065	Windstream Corp.	763,717

		66,462,879

Electric Utilities — 2.0%
86,640	American Electric Power Co., Inc.	4,213,303
125,748	Duke Energy Corp.	9,128,047
58,500	Edison International	2,943,720
31,700	Entergy Corp.	2,004,708
153,073	Exelon Corp.	5,277,957
75,380	FirstEnergy Corp.(a)	3,181,036
76,400	NextEra Energy, Inc.	5,934,752
56,600	Northeast Utilities(a)	2,459,836
35,700	Pepco Holdings, Inc.	763,980
18,500	Pinnacle West Capital Corp.	1,070,965
102,700	PPL Corp.	3,215,537
156,700	Southern Co.	7,352,364
90,095	Xcel Energy, Inc.	2,675,822

		50,222,027

Electrical Equipment — 0.6%
79,761	Eaton Corp. PLC	4,885,361
130,600	Emerson Electric Co.(a)	7,296,622
25,900	Rockwell Automation, Inc.	2,236,465

17,100	Roper Industries, Inc.	2,177,001

		16,595,449

Electronic Equipment, Instruments & Components — 0.4%
29,100	Amphenol Corp. (Class A Stock)	2,172,315
266,100	Corning, Inc.	3,547,113
23,500	FLIR Systems, Inc.	611,235
34,100	Jabil Circuit, Inc.	630,168
26,600	Molex, Inc.	778,848
76,600	TE Connectivity Ltd.	3,211,838

		10,951,517

Energy Equipment & Services — 1.8%
77,948	Baker Hughes, Inc.	3,617,567
41,800	Cameron International Corp.*	2,725,360
12,500	Diamond Offshore Drilling, Inc.(a)	869,500
39,700	Ensco PLC (Class A Stock)	2,382,000
38,900	FMC Technologies, Inc.*	2,115,771
164,700	Halliburton Co.	6,655,527
19,900	Helmerich & Payne, Inc.	1,207,930
56,600	Nabors Industries Ltd.	918,052
76,400	National Oilwell Varco, Inc.	5,405,300
45,300	Noble Corp.	1,728,195
20,500	Rowan Cos. PLC (Class A Stock)*	724,880
236,922	Schlumberger Ltd.	17,743,088

		46,093,170

Food & Staples Retailing — 2.4%
77,032	Costco Wholesale Corp.	8,173,865
222,938	CVS Caremark Corp.	12,259,361
95,500	Kroger Co. (The)	3,164,870
44,500	Safeway, Inc.(a)	1,172,575
101,500	Sysco Corp.	3,569,755
155,300	Walgreen Co.	7,404,704
299,000	Wal-Mart Stores, Inc.	22,374,170
29,900	Whole Foods Market, Inc.	2,593,825

		60,713,125

Food Products — 1.8%
118,538	Archer-Daniels-Midland Co.	3,998,287
30,100	Campbell Soup Co.	1,365,336
70,300	ConAgra Foods, Inc.	2,517,443
24,300	Dean Foods Co.*	440,559
114,700	General Mills, Inc.	5,655,857
56,050	H.J. Heinz Co.	4,050,733
27,100	Hershey Co. (The)(a)	2,372,063
25,600	Hormel Foods Corp.	1,057,792
19,200	J.M. Smucker Co. (The)	1,903,872
45,100	Kellogg Co.	2,905,793
105,137	Kraft Foods Group, Inc.	5,417,709
23,100	McCormick & Co., Inc.(a)	1,699,005
34,993	Mead Johnson Nutrition Co.	2,710,208
315,411	Mondelez International, Inc. (Class A Stock)	9,654,731
53,100	Tyson Foods, Inc. (Class A Stock)	1,317,942

		47,067,330

Gas Utilities — 0.1%
19,837	AGL Resources, Inc.	832,162
36,240	ONEOK, Inc.	1,727,561

		2,559,723

Healthcare Equipment & Supplies — 2.1%
281,600	Abbott Laboratories	9,946,112
98,400	Baxter International, Inc.	7,147,776
35,200	Becton, Dickinson & Co.	3,365,472
248,699	Boston Scientific Corp.*	1,942,339
14,100	C.R. Bard, Inc.	1,420,998
39,537	CareFusion Corp.*	1,383,400
85,100	Covidien PLC	5,773,184
22,500	DENTSPLY International, Inc.	954,450
20,200	Edwards Lifesciences Corp.*	1,659,632
7,200	Intuitive Surgical, Inc.*	3,536,568
181,000	Medtronic, Inc.	8,499,760
50,300	St. Jude Medical, Inc.	2,034,132
51,400	Stryker Corp.	3,353,336

20,400	Varian Medical Systems, Inc.*(a)	1,468,800
29,486	Zimmer Holdings, Inc.	2,217,937

		54,703,896

Healthcare Providers & Services — 1.9%
60,448	Aetna, Inc.(a)	3,090,102
41,400	AmerisourceBergen Corp.	2,130,030
58,975	Cardinal Health, Inc.	2,454,539
52,100	CIGNA Corp.	3,249,477
25,250	Coventry Health Care, Inc.	1,187,508
15,300	DaVita HealthCare Partners, Inc.*	1,814,427
143,151	Express Scripts Holding Co.*	8,252,655
29,200	Humana, Inc.	2,018,012
17,500	Laboratory Corp. of America Holdings*(a)	1,578,500
42,307	McKesson Corp.	4,567,464
15,900	Patterson Cos., Inc.	604,836
28,100	Quest Diagnostics, Inc.	1,586,245
17,800	Tenet Healthcare Corp.*	846,924
182,100	UnitedHealth Group, Inc.	10,417,941
53,000	WellPoint, Inc.	3,510,190

		47,308,850

Healthcare Technology — 0.1%
24,900	Cerner Corp.*(a)	2,359,275

Hotels, Restaurants & Leisure — 1.8%
78,900	Carnival Corp.	2,706,270
5,500	Chipotle Mexican Grill, Inc.*	1,792,285
23,350	Darden Restaurants, Inc.(a)	1,206,728
50,300	International Game Technology	829,950
45,903	Marriott International, Inc. (Class A Stock)(a)	1,938,484
179,500	McDonald’s Corp.	17,894,355
132,700	Starbucks Corp.	7,558,592
32,800	Starwood Hotels & Resorts Worldwide, Inc.	2,090,344
26,163	Wyndham Worldwide Corp.	1,686,990
13,100	Wynn Resorts Ltd.	1,639,596
80,400	Yum! Brands, Inc.	5,783,976

		45,127,570

Household Durables — 0.3%
45,200	D.R. Horton, Inc.	1,098,360
14,600	Garmin Ltd.(a)	482,384
13,200	Harman International Industries, Inc.	589,116
26,200	Leggett & Platt, Inc.	885,036
24,300	Lennar Corp. (Class A Stock)	1,007,964
53,749	Newell Rubbermaid, Inc.(a)	1,402,849
53,685	Pulte Group, Inc.*(a)	1,086,585
13,907	Whirlpool Corp.	1,647,423

		8,199,717

Household Products — 2.2%
23,900	Clorox Co. (The)	2,115,867
79,700	Colgate-Palmolive Co.	9,406,991
69,988	Kimberly-Clark Corp.	6,857,424
486,281	Procter & Gamble Co. (The)	37,472,814

		55,853,096

Independent Power Producers & Energy Traders — 0.1%
117,900	AES Corp.	1,482,003
48,700	NRG Energy, Inc.	1,290,063

		2,772,066

Industrial Conglomerates — 2.4%
113,600	3M Co.	12,076,816
102,200	Danaher Corp.	6,351,730
1,854,200	General Electric Co.	42,869,104

		61,297,650

Insurance — 4.0%
62,100	ACE Ltd.	5,525,037
87,500	Aflac, Inc.	4,551,750
90,688	Allstate Corp. (The)	4,450,060
258,429	American International Group, Inc.*	10,032,214
60,025	Aon PLC	3,691,538

19,400	Assurant, Inc.(a)	873,194
325,900	Berkshire Hathaway, Inc. (Class B Stock)*	33,958,780
49,500	Chubb Corp. (The)	4,332,735
30,128	Cincinnati Financial Corp.	1,421,740
103,200	Genworth Financial, Inc. (Class A Stock)*	1,032,000
82,300	Hartford Financial Services Group, Inc. (The)	2,123,340
55,663	Lincoln National Corp.	1,815,170
58,826	Loews Corp.	2,592,462
103,400	Marsh & McLennan Cos., Inc.	3,926,098
193,400	MetLife, Inc.	7,353,068
52,700	Principal Financial Group, Inc.(a)	1,793,381
109,000	Progressive Corp. (The)	2,754,430
20,750	Torchmark Corp.	1,240,850
70,298	Travelers Cos., Inc. (The)	5,918,389
58,256	Unum Group	1,645,732
59,500	XL Group PLC	1,802,850

		102,834,818

Internet & Catalog Retail — 1.0%
64,300	Amazon.com, Inc.*	17,135,307
16,700	Expedia, Inc.(a)	1,002,167
8,700	Netflix, Inc.*(a)	1,647,867
8,900	priceline.com, Inc.*	6,122,577
14,500	Tripadvisor, Inc.*(a)	761,540

		26,669,458

Internet Software & Services — 2.2%
33,500	Akamai Technologies, Inc.*	1,182,215
205,900	eBay, Inc.*	11,163,898
47,310	Google, Inc. (Class A Stock)*	37,565,559
25,400	VeriSign, Inc.*(a)	1,200,912
182,600	Yahoo!, Inc.*(a)	4,296,578

		55,409,162

IT Services — 3.8%
115,000	Accenture PLC (Class A Stock)	8,736,550
87,400	Automatic Data Processing, Inc.	5,682,748
54,700	Cognizant Technology Solutions Corp. (Class A Stock)*	4,190,567
26,300	Computer Sciences Corp.	1,294,749
47,100	Fidelity National Information Services, Inc.	1,866,102
23,100	Fiserv, Inc.*(a)	2,028,873
187,300	International Business Machines Corp.	39,951,090
18,800	Mastercard, Inc. (Class A Stock)	10,173,244
58,550	Paychex, Inc.(a)	2,053,348
54,400	SAIC, Inc.(a)	737,120
29,600	Teradata Corp.*	1,731,896
29,993	Total System Services, Inc.	743,227
91,900	Visa, Inc. (Class A Stock)	15,608,296
110,204	Western Union Co. (The)	1,657,468

		96,455,278

Leisure Equipment & Products — 0.1%
19,050	Hasbro, Inc.(a)	837,057
57,681	Mattel, Inc.	2,525,851

		3,362,908

Life Sciences Tools & Services — 0.5%
63,582	Agilent Technologies, Inc.	2,668,536
30,630	Life Technologies Corp.*	1,979,617
20,000	PerkinElmer, Inc.	672,800
65,200	Thermo Fisher Scientific, Inc.	4,987,148
15,900	Waters Corp.*(a)	1,493,169

		11,801,270

Machinery — 1.8%
115,900	Caterpillar, Inc.	10,079,823
31,100	Cummins, Inc.	3,601,691
70,800	Deere & Co.	6,087,384
31,800	Dover Corp.	2,317,584
9,200	Flowserve Corp.	1,542,932
77,100	Illinois Tool Works, Inc.	4,698,474

49,800	Ingersoll-Rand PLC	2,739,498
16,600	Joy Global, Inc.	988,032
61,128	PACCAR, Inc.	3,090,632
20,100	Pall Corp.	1,374,237
27,487	Parker Hannifin Corp.(a)	2,517,259
36,107	Pentair Ltd.	1,904,644
11,000	Snap-on, Inc.	909,700
29,235	Stanley Black & Decker, Inc.	2,367,158
27,600	Xylem, Inc.	760,656

		44,979,704

Media — 3.5%
33,800	Cablevision Systems Corp. (Class A Stock)(a)	505,648
106,368	CBS Corp. (Class B Stock)	4,966,322
473,446	Comcast Corp. (Class A Stock)	19,889,466
101,200	DIRECTV*	5,728,932
42,300	Discovery Communications, Inc. (Class A Stock)*(a)	3,330,702
42,900	Gannett Co., Inc.(a)	938,223
80,162	Interpublic Group of Cos., Inc. (The)	1,044,511
359,000	News Corp. (Class A Stock)	10,956,680
45,300	Omnicom Group, Inc.(a)	2,668,170
15,600	Scripps Networks Interactive, Inc. (Class A Stock)	1,003,704
54,026	Time Warner Cable, Inc.	5,189,737
167,740	Time Warner, Inc.	9,665,179
82,968	Viacom, Inc. (Class B Stock)	5,108,340
316,801	Walt Disney Co. (The)	17,994,297
800	Washington Post Co. (The) (Class B Stock)(a)	357,600

		89,347,511

Metals & Mining — 0.6%
195,776	Alcoa, Inc.	1,668,012
15,440	Allegheny Technologies, Inc.	489,602
26,000	Cliffs Natural Resources, Inc.(a)	494,260
170,912	Freeport-McMoRan Copper & Gold, Inc.	5,657,187
89,403	Newmont Mining Corp.	3,745,092
56,300	Nucor Corp.	2,598,245
19,740	United States Steel Corp.(a)	384,930

		15,037,328

Multiline Retail — 0.8%
45,600	Dollar General Corp.*	2,306,448
40,700	Dollar Tree, Inc.*	1,971,101
16,400	Family Dollar Stores, Inc.	968,420
20,700	J.C. Penney Co., Inc.(a)	312,777
37,500	Kohl’s Corp.	1,729,875
71,820	Macy’s, Inc.	3,004,949
28,300	Nordstrom, Inc.	1,563,009
115,268	Target Corp.(a)	7,890,094

		19,746,673

Multi-Utilities — 1.2%
42,000	Ameren Corp.	1,470,840
73,110	CenterPoint Energy, Inc.	1,751,715
45,800	CMS Energy Corp.	1,279,652
52,400	Consolidated Edison, Inc.	3,197,972
102,384	Dominion Resources, Inc.	5,956,701
32,000	DTE Energy Co.	2,186,880
12,050	Integrys Energy Group, Inc.(a)	700,828
49,600	NiSource, Inc.	1,455,264
76,900	PG&E Corp.	3,424,357
89,200	Public Service Enterprise Group, Inc.	3,063,128
22,200	SCANA Corp.	1,135,752
40,954	Sempra Energy	3,273,863
36,200	TECO Energy, Inc.(a)	645,084
39,600	Wisconsin Energy Corp.	1,698,444

		31,240,480

Office Electronics — 0.1%
227,311	Xerox Corp.	1,954,875

Oil, Gas & Consumable Fuels — 8.9%
88,626	Anadarko Petroleum Corp.	7,750,344
69,250	Apache Corp.	5,343,330
38,200	Cabot Oil & Gas Corp.	2,582,702
92,700	Chesapeake Energy Corp.(a)	1,892,007
347,892	Chevron Corp.	41,336,527
219,379	ConocoPhillips	13,184,678
42,500	CONSOL Energy, Inc.	1,430,125
70,300	Denbury Resources, Inc.*(a)	1,311,095
68,400	Devon Energy Corp.	3,859,128
48,200	EOG Resources, Inc.	6,172,974
26,400	EQT Corp.	1,788,600
799,854	Exxon Mobil Corp.	72,074,844
52,900	Hess Corp.	3,788,169
109,943	Kinder Morgan, Inc.	4,252,595
125,494	Marathon Oil Corp.	4,231,658
60,947	Marathon Petroleum Corp.	5,460,851
32,500	Murphy Oil Corp.	2,071,225
23,700	Newfield Exploration Co.*	531,354
32,400	Noble Energy, Inc.	3,747,384
144,900	Occidental Petroleum Corp.	11,355,813
47,100	Peabody Energy Corp.	996,165
112,339	Phillips 66	7,860,360
21,500	Pioneer Natural Resources Co.	2,671,375
28,200	QEP Resources, Inc.	897,888
29,500	Range Resources Corp.	2,390,680
64,300	Southwestern Energy Co.*	2,395,818
119,042	Spectra Energy Corp.	3,660,541
26,500	Tesoro Corp.	1,551,575
100,800	Valero Energy Corp.	4,585,392
119,700	Williams Cos., Inc. (The)	4,483,962
36,133	WPX Energy, Inc.*(a)	578,856

		226,238,015

Paper & Forest Products — 0.1%
79,667	International Paper Co.	3,710,889

Personal Products — 0.2%
78,700	Avon Products, Inc.	1,631,451
40,500	Estee Lauder Cos., Inc. (The) (Class A Stock)	2,593,215

		4,224,666

Pharmaceuticals — 5.9%
281,600	Abbvie, Inc.	11,483,648
23,300	Actavis, Inc.*	2,146,163
54,900	Allergan, Inc.	6,128,487
291,640	Bristol-Myers Squibb Co.	12,012,651
182,100	Eli Lilly & Co.	10,341,459
43,300	Forest Laboratories, Inc.*	1,647,132
28,920	Hospira, Inc.*	949,444
494,671	Johnson & Johnson(a)	40,330,527
541,804	Merck & Co., Inc.	23,963,983
73,500	Mylan, Inc.*	2,127,090
15,700	Perrigo Co.	1,864,061
1,283,573	Pfizer, Inc.	37,043,917

		150,038,562

Professional Services — 0.1%
7,700	Dun & Bradstreet Corp. (The)(a)	644,105
21,500	Equifax, Inc.	1,238,185
23,100	Robert Half International, Inc.(a)	866,943

		2,749,233

Real Estate Investment Trusts — 2.0%
72,500	American Tower Corp.	5,576,700
24,074	Apartment Investment & Management Co. (Class A Stock)	738,109
20,218	AvalonBay Communities, Inc.	2,561,014
26,200	Boston Properties, Inc.	2,647,772
56,600	Equity Residential	3,116,396
78,700	HCP, Inc.	3,923,982
44,900	Health Care REIT, Inc.(a)	3,049,159
123,726	Host Hotels & Resorts, Inc.(a)	2,163,968
76,400	Kimco Realty Corp.(a)	1,711,360

25,900	Plum Creek Timber Co., Inc.(a)	1,351,980
81,228	ProLogis, Inc.	3,247,495
25,400	Public Storage	3,868,928
55,001	Simon Property Group, Inc.	8,720,959
51,204	Ventas, Inc.	3,748,133
32,157	Vornado Realty Trust	2,689,611
99,310	Weyerhaeuser Co.	3,116,348

		52,231,914

Real Estate Management & Development
53,500	CBRE Group, Inc. (Class A Stock)*	1,350,875

Road & Rail — 0.8%
183,472	CSX Corp.	4,518,915
55,300	Norfolk Southern Corp.	4,262,524
9,100	Ryder System, Inc.	543,725
84,200	Union Pacific Corp.	11,990,922

		21,316,086

Semiconductors & Semiconductor Equipment — 1.9%
70,000	Advanced Micro Devices, Inc.*(a)	178,500
52,500	Altera Corp.	1,862,175
52,900	Analog Devices, Inc.	2,459,321
229,600	Applied Materials, Inc.	3,095,008
86,950	Broadcom Corp. (Class A Stock)	3,014,556
4,600	First Solar, Inc.*	124,016
892,900	Intel Corp.	19,509,865
28,700	KLA-Tencor Corp.	1,513,638
31,350	Lam Research Corp.*	1,299,771
43,500	Linear Technology Corp.(a)	1,669,095
108,400	LSI Corp.*	734,952
31,900	Microchip Technology, Inc.	1,172,644
160,300	Micron Technology, Inc.*	1,599,794
108,250	NVIDIA Corp.	1,387,765
32,200	Teradyne, Inc.*(a)	522,284
203,500	Texas Instruments, Inc.(a)	7,220,180
44,000	Xilinx, Inc.	1,679,480

		49,043,044

Software — 3.3%
88,000	Adobe Systems, Inc.*	3,828,880
41,400	Autodesk, Inc.*	1,707,336
24,200	BMC Software, Inc.*	1,121,186
60,073	CA, Inc.	1,512,037
33,900	Citrix Systems, Inc.*	2,446,224
56,900	Electronic Arts, Inc.*	1,007,130
50,400	Intuit, Inc.	3,308,760
1,345,100	Microsoft Corp.	38,483,311
665,720	Oracle Corp.	21,529,385
33,300	Red Hat, Inc.*	1,683,648
22,500	Salesforce.com, Inc.*(a)	4,023,675
128,611	Symantec Corp.*	3,174,120

		83,825,692

Specialty Retail — 2.2%
15,000	Abercrombie & Fitch Co. (Class A Stock)	693,000
4,289	AutoNation, Inc.*	187,643
6,400	AutoZone, Inc.*	2,539,328
40,400	Bed Bath & Beyond, Inc.*	2,602,568
51,725	Best Buy Co., Inc.(a)	1,145,709
40,000	CarMax, Inc.*(a)	1,668,000
21,800	GameStop Corp. (Class A Stock)(a)	609,746
53,587	Gap, Inc. (The)	1,896,980
266,919	Home Depot, Inc. (The)	18,625,608
43,496	L Brands, Inc.	1,942,531
198,100	Lowe’s Cos., Inc.	7,511,952
20,800	O’Reilly Automotive, Inc.*	2,133,040
19,100	PetSmart, Inc.(a)	1,186,110
40,300	Ross Stores, Inc.	2,442,986
123,600	Staples, Inc.	1,659,948
19,400	Tiffany & Co.	1,349,076
129,700	TJX Cos., Inc.	6,063,475
19,000	Urban Outfitters, Inc.*	736,060

		54,993,760

Textiles, Apparel & Luxury Goods — 0.7%
51,700	Coach, Inc.	2,584,483
8,300	Fossil, Inc.*	801,780
132,400	NIKE, Inc. (Class B Stock)	7,812,924
11,600	PVH Corp.	1,238,996
11,000	Ralph Lauren Corp.	1,862,410
15,536	VF Corp.	2,606,164

		16,906,757

Thrifts & Mortgage Finance — 0.1%
86,900	Hudson City Bancorp, Inc.	750,816
64,900	People’s United Financial, Inc.	872,256

		1,623,072

Tobacco — 1.8%
360,200	Altria Group, Inc.	12,387,278
69,693	Lorillard, Inc.	2,812,113
295,200	Philip Morris International, Inc.	27,367,992
59,300	Reynolds American, Inc.	2,638,257

		45,205,640

Trading Companies & Distributors — 0.2%
48,600	Fastenal Co.(a)	2,495,610
11,000	W.W. Grainger, Inc.	2,474,780

		4,970,390

Wireless Telecommunication Services — 0.3%
49,700	Crown Castle International Corp.*	3,461,108
47,100	MetroPCS Communications, Inc.*	513,390
552,022	Sprint Nextel Corp.*(a)	3,428,057

		7,402,555

	TOTAL COMMON STOCKS (cost $1,105,696,091)	2,488,887,706

Shares
SHORT-TERM INVESTMENTS — 7.2%
Affiliated Money Market Mutual Fund — 7.1%
182,074,986	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $182,074,986; includes $126,876,681 of cash collateral received for securities on loan)(b)(c)	$ 182,074,986

Principal Amount (000)
U.S. Government Obligation — 0.1%
$3,000	U.S. Treasury Bill, 0.07%, 06/20/2013(d)(e) (cost $2,999,600)	2,999,583

	TOTAL SHORT-TERM INVESTMENTS (cost $185,074,586)	185,074,569

	TOTAL INVESTMENTS — 104.8% (cost $1,290,770,677)	2,673,962,275
	LIABILITIES IN EXCESS OF OTHER ASSETS(f) — (4.8)%	(122,159,360)

	NET ASSETS — 100.0%	$2,551,802,915

The following abbreviation is used in portfolio descriptions:

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement is $124,836,705; cash collateral of $126,876,681 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contract.
(f)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation(1)
	Long Position:
157	S&P 500 Index	Jun. 2013	$60,663,344	$61,335,975	$672,631

(1)	Amount represents the fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,488,887,706	$—	$—
Affiliated Money Market Mutual Fund	182,074,986	—	—
U.S. Government Obligation	—	2,999,583	—
Other Financial Instruments*
Futures	672,631	—	—

Total	$2,671,635,323	$2,999,583	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Value Portfolio

Schedule of Investments

as of March 31, 2013 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS
Aerospace & Defense — 2.5%
314,916	Boeing Co. (The)	$ 27,035,539
81,442	United Technologies Corp.	7,609,126

		34,644,665

Air Freight & Logistics — 0.9%
127,620	FedEx Corp.	12,532,284

Airlines — 3.4%
1,025,009	Delta Air Lines, Inc.*	16,922,899
925,809	United Continental Holdings, Inc.*(a)	29,635,146

		46,558,045

Auto Components — 1.6%
402,982	Lear Corp.	22,111,622

Capital Markets — 4.7%
220,084	Goldman Sachs Group, Inc. (The)	32,385,361
1,479,974	Morgan Stanley	32,529,828

		64,915,189

Chemicals — 1.0%
233,370	Mosaic Co. (The)	13,911,186

Commercial Banks — 4.3%
298,572	PNC Financial Services Group, Inc.	19,855,038
1,043,839	Wells Fargo & Co.	38,611,605

		58,466,643

Communications Equipment — 1.1%
1,106,663	JDS Uniphase Corp.*	14,796,084

Computers & Peripherals — 1.2%
37,128	Apple, Inc.	16,433,967

Consumer Finance — 2.9%
272,718	American Express Co.	18,397,556
1,058,393	SLM Corp.	21,675,889

		40,073,445

Diversified Financial Services — 4.1%
558,257	Citigroup, Inc.	24,697,289
677,717	JPMorgan Chase & Co.	32,164,449

		56,861,738

Diversified Telecommunication Services — 1.5%
979,917	Vivendi SA (France)	20,242,222

Electric Utilities — 1.0%
430,794	EDP - Energias de Portugal SA (Portugal), ADR	13,354,614

Electronic Equipment & Instruments — 2.5%
5,102,611	Flextronics International Ltd.*	34,493,650

Energy Equipment & Services — 1.4%
468,188	Halliburton Co.	18,919,477

Food & Staples Retailing — 2.3%
364,272	CVS Caremark Corp.	20,031,317
154,712	Wal-Mart Stores, Inc.	11,577,099

		31,608,416

Food Products — 6.0%
346,842	Bunge Ltd.	25,607,345
106,706	Kraft Foods Group, Inc.	5,498,560
710,400	Mondelez International, Inc. (Class A Stock)	21,745,344
410,643	Smithfield Foods, Inc.*	10,873,827
748,037	Tyson Foods, Inc. (Class A Stock)	18,566,278

		82,291,354

Healthcare Providers & Services — 6.3%
382,890	CIGNA Corp.	23,880,849

326,413	Express Scripts Holding Co.*	18,817,710
561,522	HCA Holdings, Inc.	22,814,639
354,178	UnitedHealth Group, Inc.	20,262,523

		85,775,721

Hotels, Restaurants & Leisure — 3.9%
525,308	Carnival Corp.	18,018,064
365,240	Hyatt Hotels Corp. (Class A Stock)*	15,789,325
1,208,059	International Game Technology	19,932,974

		53,740,363

Independent Power Producers & Energy Traders — 2.0%
1,319,285	Calpine Corp.*	27,177,271

Insurance — 3.9%
142,912	Arch Capital Group, Ltd.*(a)	7,512,884
176,134	Axis Capital Holdings Ltd.	7,330,697
630,986	MetLife, Inc.	23,990,088
181,311	Travelers Cos., Inc. (The)	15,264,573

		54,098,242

Internet Software & Services — 1.6%
27,460	Google, Inc. (Class A Stock)*	21,804,064

Machinery — 0.8%
142,665	SPX Corp.	11,264,828

Media — 6.7%
813,917	Comcast Corp. (Class A Stock)	34,192,653
674,326	Liberty Global, Inc., Ser. C*(a)	46,278,994
178,576	Viacom, Inc. (Class B Stock)	10,994,924

		91,466,571

Metals & Mining — 2.6%
569,339	Goldcorp, Inc.	19,146,870
406,773	Newmont Mining Corp.	17,039,721

		36,186,591

Multiline Retail — 0.5%
426,189	J.C. Penney Co., Inc.(a)	6,439,716

Oil, Gas & Consumable Fuels — 10.4%
284,414	Anadarko Petroleum Corp.	24,872,004
172,770	EOG Resources, Inc.	22,126,654
621,182	Marathon Oil Corp.	20,946,257
294,077	Newfield Exploration Co.*	6,593,206
274,845	Noble Energy, Inc.	31,788,573
250,380	Occidental Petroleum Corp.	19,622,281
536,774	Suncor Energy, Inc.	16,108,588

		142,057,563

Pharmaceuticals — 8.1%
107,441	Actavis, Inc.*	9,896,390
1,325,604	Mylan, Inc.*	38,362,980
895,444	Pfizer, Inc.	25,842,514
384,288	Sanofi (France), ADR	19,629,431
446,967	Teva Pharmaceutical Industries Ltd. (Israel), ADR	17,735,651

		111,466,966

Road & Rail — 1.4%
136,368	Union Pacific Corp.	19,420,167

Semiconductors & Semiconductor Equipment — 1.1%
482,747	Maxim Integrated Products, Inc.	15,761,689

Software — 3.6%
986,461	CA, Inc.	24,829,223
869,258	Microsoft Corp.	24,869,472

		49,698,695

Wireless Telecommunication Services — 1.1%
912,764	MetroPCS Communications, Inc.*(a)	9,949,128

1,077,276	NII Holdings, Inc.*	4,664,605

		14,613,733

	TOTAL LONG-TERM INVESTMENTS (cost $1,003,088,227)	1,323,186,781

SHORT-TERM INVESTMENT — 8.8%
Affiliated Money Market Mutual Fund
120,777,214	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $120,777,214; includes $70,760,029 of cash collateral received for securities on loan)(b)(c)	120,777,214

	TOTAL INVESTMENTS — 105.2% (cost $1,123,865,441)	1,443,963,995
	LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%	(71,494,482)

	NET ASSETS — 100.0%	$1,372,469,513

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $70,003,409; cash collateral of $70,760,029 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,323,186,781	$—	$—
Affiliated Money Market Mutual Fund	120,777,214	—	—

Total	$1,443,963,995	$—	$—

Fair value of Level 2 investments at December 31, 2012 was $22,161,869, which was a result of valuing investments using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets. An amount of $22,161,869 was transferred from Level 2 into Level 1 at March 31, 2013 as a result of using quoted prices in active markets for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Portfolio holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Portfolio’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Portfolio to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Portfolio’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Portfolio’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Portfolios invest in the Prudential Core Taxable Money Market Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Each Portfolio may hold up to 15% of its net assets (the Money Market Portfolio may hold up to 10% of its net assets) in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Portfolio’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Other information regarding the Portfolios is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert F. O’Donnell
Robert F. O’Donnell
President and Principal Executive Officer

Date May 22, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 22, 2013

*	Print the name and title of each signing officer under his or her signature.